GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 58.1%
Collateralized Mortgage Obligations – 5.8%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$227,169	1.338	%(b)	03/15/44	$ 19,398
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
1,089,907	4.000		08/25/50	228,960
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
350,416	1.417	(b)	05/25/47	37,339
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
138,573	1.267	(b)	02/25/42	11,994
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
110,028	1.615	(b)(c)	10/20/43	5,087
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
63,104	1.715	(b)(c)	11/20/45	6,406
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
95,170	1.115	(b)(c)	09/20/44	6,471
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
310,802	1.715	(b)(c)	09/20/48	34,006
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
71,489	1.565	(b)(c)	01/20/49	7,349
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
64,632	1.565	(b)(c)	01/20/49	6,707
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
80,877	1.115	(b)(c)	11/20/44	6,494
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
130,264	1.765	(b)(c)	09/20/45	14,501
Government National Mortgage Association REMICS Series 2016-27, Class IA
106,544	4.000	(c)	06/20/45	15,317
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
210,976	1.715	(b)(c)	09/20/48	23,306
Government National Mortgage Association REMICS Series 2019-153, Class EI
964,844	4.000	(c)	12/20/49	208,177

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$339,066	1.765	%(b)(c)	02/20/40	$ 33,149
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
104,204	1.765	(b)(c)	08/20/45	11,413
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
166,797	1.615	(b)(c)	11/20/43	15,105
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
78,025	1.765	(b)(c)	11/20/45	8,237

				699,416

Regular Floater(b)(c)(d) – 0.0%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
150,000	6.019		10/25/44	150,335

Sequential Fixed Rate – 1.0%
Federal National Mortgage Association REMICS Series 2012- 111, Class B
12,593	7.000		10/25/42	13,322
Federal National Mortgage Association REMICS Series 2012- 153, Class B
33,819	7.000		07/25/42	36,060
Federal National Mortgage Association REMICS Series 2011-52, Class GB
136,127	5.000		06/25/41	135,306
Federal National Mortgage Association REMICS Series 2005-70, Class PA
17,005	5.500		08/25/35	17,140
Government National Mortgage Association REMICS Series 2021-135, Class A
2,408,297	2.000	(c)	08/20/51	1,908,536
JP Morgan Mortgage Trust Series 2024-VIS2, Class A2
1,429,510	6.106	(c)(d)(e)	11/25/64	1,434,328
OBX Trust Series 2024-NQM1, Class A1
103,556	5.928	(c)(d)(e)	11/25/63	103,976
OBX Trust Series 2024-NQM1, Class A2
82,845	6.253	(c)(d)(e)	11/25/63	83,243

				3,731,911

Sequential Floating Rate(c) – 4.6%
Angel Oak Mortgage Trust Series 2021-6, Class A1
3,111	1.458	(b)(d)	09/25/66	2,569
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(b)(d)	02/25/55	99,838
CIM Trust Series 2019-INV3, Class A15
49,507	3.500	(b)(d)	08/25/49	43,327

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
$1,028,585	4.953	%(b)	11/25/36	$ 869,868
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
536,227	5.819	(b)(d)	03/25/44	537,207
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
300,000	6.569	(b)(d)	03/25/44	303,975
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
862,009	5.769	(b)(d)	05/25/44	864,679
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
1,836,667	5.819	(b)(d)	08/25/44	1,843,354
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2 (1 mo. USD Term SOFR + 1.800%)
1,000,000	6.369	(b)(d)	08/25/44	1,011,030
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
142,434	8.469	(b)(d)	04/25/43	153,157
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
130,000	7.660	(b)(d)	06/25/43	137,008
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	8.119	(b)(d)	10/25/43	346,573
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
650,000	7.269	(b)(d)	01/25/44	664,561
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	6.369	(b)(d)	01/25/44	226,641
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
575,000	6.369	(b)(d)	02/25/44	580,227
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
250,000	6.219	(b)(d)	05/25/44	251,487
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	6.510	(b)(d)	03/25/44	252,614

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
$550,000	7.360	%(b)(d)	03/25/44	$ 564,186
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
255,601	5.569	(b)(d)	07/25/44	255,444
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
175,000	6.269	(b)(d)	07/25/44	175,763
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
400,000	6.169	(b)(d)	09/25/44	402,490
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(b)(d)	11/25/59	465,412
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,593,478	1.895	(b)	09/20/53	106,950
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
105,382	4.773	(b)	12/25/36	97,405
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
723,829	2.520	(b)(d)	05/25/52	612,119
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
607,396	5.990	(b)(d)	07/25/64	610,608
JP Morgan Mortgage Trust Series 2024-3, Class A4
951,635	3.000	(b)(d)	05/25/54	843,062
JP Morgan Mortgage Trust Series 2024-5, Class A6
361,223	6.000	(b)(d)	11/25/54	362,484
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
375,000	6.414	(b)(d)	02/25/64	375,617
Mill City Mortgage Loan Trust Series 2017-2, Class A3
81,236	3.250	(b)(d)	07/25/59	78,472
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(b)(d)	08/25/59	652,030
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(b)(d)	11/25/60	651,998
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(b)(d)	04/25/60	901,923
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.901	(b)(d)	07/25/57	87,107
Verus Securitization Trust Series 2022-INV1, Class A1
77,396	5.041	(d)(e)	08/25/67	76,834
Verus Securitization Trust Series 2023-3, Class M1
225,000	7.803	(b)(d)	03/25/68	229,150
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(b)(d)	04/25/65	454,382

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
$23,689	3.500	%(b)(d)	07/25/49	$ 20,998

				16,212,549

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 20,794,211

Commercial Mortgage-Backed Securities – 9.7%
Regular Floater(b)(d) – 0.4%
KSL Commercial Mortgage Trust Series 2024-HT2, Class B (1 mo. USD Term SOFR + 2.042%)
$700,000	6.614%		12/15/39	$ 698,907
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
450,000	6.530		11/15/29	450,356
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
250,000	7.327		11/15/29	249,808

				1,399,071

Sequential Fixed Rate – 4.8%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	795,646
Bank Series 2023-BNK46, Class A4
1,000,000	5.745	(c)	08/15/56	1,032,608
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	505,105
Bank5 Series 2024-5YR11, Class A3
700,000	5.893	(c)	11/15/57	722,580
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	307,511
BBCMS Mortgage Trust Series 2024-5C29, Class A3
700,000	5.208	(c)	09/15/57	700,515
Benchmark Mortgage Trust Series 2023-B39, Class A5
700,000	5.754	(c)	07/15/56	723,286
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	953,187
BMO Mortgage Trust Series 2024-5C6, Class A3
300,000	5.316	(c)	09/15/57	301,188
BWAY Mortgage Trust Series 2013-1515, Class A2
500,000	3.454	(c)(d)	03/10/33	472,162
COMM Mortgage Trust Series 2024-277P, Class A
575,000	6.338	(d)	08/10/44	592,113
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	942,509
GS Mortgage Securities Trust Series 2017-GS7, Class A4
550,000	3.430	(c)	08/10/50	523,616
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	539,959
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
598,000	3.024	(d)	01/05/39	551,122

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
$350,000	2.287	%(d)	03/05/42	$ 308,496
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	689,192
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	387,029
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	838,296
One Bryant Park Trust Series 2019-OBP, Class A
580,000	2.516	(d)	09/15/54	509,431
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(d)	11/13/41	1,496,347
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(d)	11/13/41	968,571
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(d)	07/15/41	503,997
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,073,572
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	702,160

				17,140,198

Sequential Floating Rate(b) – 4.5%
Bank Series 2022-BNK44, Class A5
500,000	5.744	(c)	11/15/55	518,731
Bank Series 2021-BN35, Class C
400,000	2.902	(c)	06/15/64	323,450
Bank5 Series 2024-5YR8, Class C
150,000	6.774	(c)	08/15/57	154,228
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
325,000	5.317	(d)	03/15/37	307,310
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	5.566	(d)	03/15/37	200,428
BBCMS Mortgage Trust Series 2024-5C25, Class C
475,000	6.643	(c)	03/15/57	485,351
BBCMS Mortgage Trust Series 2018-TALL, Class C (1 mo. USD Term SOFR + 1.318%)
375,000	5.716	(d)	03/15/37	319,145
BBCMS Mortgage Trust Series 2024-C26, Class C
400,000	6.000	(c)	05/15/57	395,909
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
598,924	5.739	(d)	03/15/41	598,938
BMO Mortgage Trust Series 2024-5C6, Class AS
600,000	5.755	(c)	09/15/57	605,837
BPR Trust Series 2024-PMDW, Class C
300,000	5.850	(d)	11/05/41	294,288
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,069,210	5.839	(d)	02/15/39	1,073,923

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
$520,167	5.789	%(d)	03/15/41	$ 522,426
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
625,000	5.938	(d)	03/15/34	623,111
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
450,000	5.410	(d)	11/13/46	447,037
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
332,117	6.848	(d)	08/15/39	333,515
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	6.039	(d)	02/15/41	1,051,271
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
850,000	6.238	(d)	04/15/26	852,086
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
500,000	6.937	(d)	04/15/26	500,564
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,025,000	6.238	(d)	06/15/41	1,021,358
DC Trust Series 2024-HLTN, Class A
350,000	5.727	(d)	04/13/40	352,496
Fashion Show Mall LLC Series 2024-SHOW, Class A
500,000	5.104	(d)	10/10/41	495,762
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
505,844	5.346	(c)	02/25/33	506,804
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
253,980	5.341	(c)	11/25/29	253,884
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
575,000	5.797	(d)	10/05/39	582,366
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	6.287	(d)	08/15/41	476,697
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	5.463	(d)	01/15/36	549,448
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
500,000	6.138	(d)	04/15/41	498,932
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.308	(d)	07/15/35	876,755

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$550,000	5.743	%(d)	07/15/35	$ 550,980

				15,773,030

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 34,312,299

Federal Agencies – 42.6%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(RFUCC 1 yr. Treasury + 1.772%)
$16,100	7.330%		09/01/35	$ 16,401

Federal Home Loan Mortgage Corp. – 0.5%
21,035	6.000		08/01/27	21,238
5,105	5.000		08/01/33	5,116
766	5.000		09/01/33	767
1,156	5.000		10/01/33	1,158
1,168	5.000		11/01/34	1,170
43,993	5.000		12/01/34	44,047
1,593	5.000		07/01/35	1,595
2	5.000		11/01/35	2
17,826	5.000		03/01/39	17,748
1,477	5.000		05/01/39	1,471
1,209	5.000		08/01/40	1,207
12,430	4.000		02/01/41	11,764
1,216	5.000		06/01/41	1,216
317,071	4.000		03/01/48	294,579
321,563	4.000		04/01/48	298,621
907,204	4.500		08/01/48	870,277

				1,571,976

Government National Mortgage Association – 13.7%
7,449	5.500		11/15/32	7,560
2,973	5.500		01/15/33	3,002
14,078	5.500		02/15/33	14,324
13,985	5.500		03/15/33	14,220
15,629	5.500		07/15/33	15,815
6,897	5.500		08/15/33	6,997
2,808	5.500		09/15/33	2,842
7,146	5.500		04/15/34	7,245
6,028	5.500		05/15/34	6,110
66,074	5.500		09/15/34	67,478
63,072	5.500		12/15/34	64,460
54,728	5.500		01/15/35	55,928
162	5.500		05/15/36	164
2,285	4.000		02/20/41	2,160
3,669	4.000		11/20/41	3,462
613	4.000		01/20/42	579
1,970	4.000		04/20/42	1,858
1,224	4.000		10/20/42	1,153
310,346	4.000		08/20/43	291,798
1,742	4.000		03/20/44	1,636
2,154	4.000		05/20/44	2,023
149,003	4.000		11/20/44	139,788
36,126	4.000		12/20/44	33,892

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$9,798	4.000%	05/20/45		$ 9,149
35,313	4.000	07/20/45		32,974
192,884	4.000	01/20/46		179,808
617,315	4.500	05/20/48		590,643
930,078	4.500	08/20/48		888,149
105,308	5.000	08/20/48		103,633
652,610	4.500	09/20/48		623,189
771,778	5.000	10/20/48		758,539
428,957	5.000	11/20/48		421,599
433,411	5.000	12/20/48		425,976
1,001,059	4.500	01/20/49		955,304
804,195	5.000	01/20/49		790,148
399,011	4.000	02/20/49		370,589
830,457	4.500	02/20/49		792,240
21,217	4.500	03/20/49		20,247
258,127	4.000	03/20/49		239,740
71,822	5.000	03/20/49		70,590
440,104	4.000	04/20/49		408,342
572,968	3.000	08/20/49		500,861
252,584	4.500	10/20/49		241,197
258,683	4.500	12/20/49		246,859
1,116,511	3.000	03/20/50		973,870
238,278	4.000	01/20/51		220,430
275,942	2.500	09/20/51		228,671
510,406	2.500	11/20/51		423,448
877,857	3.000	11/20/51		754,168
294,275	2.500	12/20/51		244,139
1,635,577	4.500	09/20/52		1,551,517
3,000,000	2.000	TBA-30yr	(f)	2,395,970
4,000,000	2.500	TBA-30yr	(f)	3,335,603
3,000,000	3.500	TBA-30yr	(f)	2,678,890
9,000,000	4.000	TBA-30yr	(f)	8,282,052
2,000,000	5.500	TBA-30yr	(f)	1,982,098
14,000,000	6.000	TBA-30yr	(f)	14,086,407
2,000,000	6.500	TBA-30yr	(f)	2,033,281

				48,604,814

Uniform Mortgage-Backed Security – 28.4%
4,636	4.500	02/01/39		4,509
1,528	4.500	04/01/39		1,486
3,251	4.500	08/01/39		3,168
40,219	4.500	12/01/39		39,176
35,508	4.500	06/01/40		34,449
15,134	4.500	08/01/41		14,695
28,099	3.000	12/01/42		25,220
68,493	3.000	01/01/43		61,205
18,789	3.000	02/01/43		16,792
6,321	3.000	03/01/43		5,698
114,095	3.000	04/01/43		101,483
16,876	3.000	05/01/43		14,951
25,758	3.000	06/01/43		22,848
7,708	3.000	07/01/43		6,835
9,934	5.000	06/01/44		9,789
11,788	3.500	03/01/45		10,648
813,391	4.500	04/01/45		785,594

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$252,482	3.000%	04/01/45		$ 220,303
96,950	4.500	05/01/45		93,607
374,007	4.500	06/01/45		360,349
163,491	4.000	11/01/45		152,628
55,735	4.000	03/01/46		51,940
29,951	4.000	06/01/46		27,875
9,131	4.000	08/01/46		8,498
74,082	4.000	10/01/46		68,946
53,308	4.000	06/01/47		49,664
288,991	4.500	07/01/47		276,857
136,096	4.500	11/01/47		130,339
170,013	4.000	12/01/47		158,394
478,248	4.000	01/01/48		445,265
498,700	4.000	02/01/48		464,306
343,120	4.000	03/01/48		319,456
425,062	4.500	05/01/48		405,223
484,960	4.000	06/01/48		451,362
234,998	4.500	09/01/48		225,131
997,142	5.000	11/01/48		982,249
78,803	4.500	06/01/49		75,128
1,534,801	3.000	09/01/49		1,330,073
29,248	4.500	10/01/49		27,855
746,096	4.500	01/01/50		711,440
1,860,768	4.000	03/01/50		1,723,714
4,337,334	4.500	03/01/50		4,143,556
804,460	2.500	09/01/50		667,328
5,356,044	2.000	10/01/50		4,203,007
6,136,499	3.000	10/01/50		5,298,804
1,900,662	3.000	11/01/50		1,638,815
5,353,865	2.000	11/01/50		4,199,635
2,248,192	3.000	12/01/50		1,941,277
2,603,323	2.500	02/01/51		2,136,823
2,921,235	2.000	03/01/51		2,293,264
518,400	2.000	04/01/51		405,791
10,014,655	2.000	05/01/51		7,836,128
4,088,118	2.500	05/01/51		3,368,460
925,976	2.500	08/01/51		765,525
5,378,326	2.500	09/01/51		4,432,256
2,874,707	6.000	11/01/52		2,919,940
517,043	6.000	12/01/52		526,471
2,660,415	4.500	05/01/53		2,532,088
2,518,563	6.500	09/01/53		2,593,257
876,271	6.500	12/01/53		907,257
2,858,646	6.500	06/01/54		2,964,195
2,000,000	2.500	TBA-30yr	(f)	1,626,562
3,000,000	3.000	TBA-30yr	(f)	2,544,843
8,000,000	3.500	TBA-30yr	(f)	7,068,749
22,000,000	5.500	TBA-30yr	(f)	21,696,640

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$2,000,000	6.500%		TBA-30yr	(f)	$ 2,042,031

					100,671,850

TOTAL FEDERAL AGENCIES					$150,865,041

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $211,886,325)					$205,971,551

Corporate Obligations – 37.2%
Aerospace & Defense – 1.2%
Boeing Co.(c)
$20,000	3.250%		03/01/28		$ 18,780
1,400,000	3.450		11/01/28		1,308,020
180,000	2.950		02/01/30		160,587
1,211,000	5.150		05/01/30		1,195,136
15,000	3.600		05/01/34		12,564
457,000	6.528		05/01/34		478,730
60,000	3.250		02/01/35		47,841
25,000	3.500		03/01/39		18,527
15,000	3.375		06/15/46		9,698
25,000	3.750		02/01/50		17,026
386,000	6.858		05/01/54		410,411
Howmet Aerospace, Inc.
15,000	5.950		02/01/37		15,537
RTX Corp.(c)
65,000	3.125		05/04/27		62,721
385,000	6.100		03/15/34		405,324

					4,160,902

Agriculture – 0.8%
Altria Group, Inc.
25,000	3.400	(c)	02/04/41		18,051
5,000	4.250		08/09/42		3,982
10,000	4.450	(c)	05/06/50		7,737
Archer-Daniels-Midland Co.(c)
80,000	2.900		03/01/32		69,131
BAT Capital Corp.(c)
50,000	2.259		03/25/28		45,948
2,525,000	6.000		02/20/34		2,593,730
10,000	4.758		09/06/49		8,096
Philip Morris International, Inc.
10,000	4.375		11/15/41		8,497
10,000	4.500		03/20/42		8,632
10,000	4.125		03/04/43		8,108
Reynolds American, Inc.(c)
10,000	5.700		08/15/35		10,011
10,000	5.850		08/15/45		9,520

					2,791,443

Automotive – 0.4%
Aptiv Swiss Holdings Ltd.(c)
25,000	3.100		12/01/51		14,605

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Cummins, Inc.(c)
$30,000	2.600%		09/01/50	$ 17,832
Ford Motor Credit Co. LLC(c)
500,000	5.850		05/17/27	505,185
General Motors Co.
30,000	6.600	(c)	04/01/36	31,478
10,000	6.250		10/02/43	9,910
General Motors Financial Co., Inc.(c)
300,000	4.300		07/13/25	298,959
500,000	2.350		01/08/31	419,095

				1,297,064

Banks – 8.6%
Banco do Brasil SA(b)(c) (10 yr. CMT + 4.398%)
200,000	8.748		04/15/25	200,876
Banco Mercantil del Norte SA(b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875		01/24/27	247,798
Banco Santander SA
800,000	2.746		05/28/25	793,192
600,000	4.250		04/11/27	589,506
200,000	2.749		12/03/30	169,326
600,000	6.921		08/08/33	631,188
Bank of America Corp.(b)(c)
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496		02/13/31	65,841
(3 mo. USD Term SOFR + 1.322%)
45,000	3.559		04/23/27	44,264
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271		07/23/29	730,282
(3 mo. USD Term SOFR + 1.582%)
20,000	4.078		04/23/40	17,001
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824		01/20/28	514,117
(3 mo. USD Term SOFR + 3.412%)
5,000	4.083		03/20/51	3,906
(5 yr. CMT + 1.200%)
475,000	2.482		09/21/36	386,902
(Secured Overnight Financing Rate + 0.910%)
70,000	1.658		03/11/27	67,435
(Secured Overnight Financing Rate + 0.960%)
45,000	1.734		07/22/27	42,902
(Secured Overnight Financing Rate + 1.050%)
45,000	2.551		02/04/28	42,886
(Secured Overnight Financing Rate + 1.220%)
550,000	2.651		03/11/32	473,495
10,000	2.299		07/21/32	8,340
(Secured Overnight Financing Rate + 1.330%)
325,000	2.972		02/04/33	279,464
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898		07/23/31	504,918
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202		04/25/29	1,608,000
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571		04/27/33	261,608

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.930%)
$10,000	2.676%		06/19/41	$ 6,926
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948		07/22/28	551,078
Bank of New York Mellon Corp.(b)(c)
(Secured Overnight Financing Rate + 1.598%)
65,000	6.317		10/25/29	68,279
(Secured Overnight Financing Rate + 1.802%)
20,000	5.802		10/25/28	20,524
Barclays PLC(b)(c)
(1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	890,785
(Secured Overnight Financing Rate + 2.714%)
825,000	2.852		05/07/26	818,755
BNP Paribas SA(d)
346,000	3.375		01/09/25	345,896
(Secured Overnight Financing Rate + 1.004%)
725,000	1.323	(b)(c)	01/13/27	697,863
(Secured Overnight Financing Rate + 2.074%)
350,000	2.219	(b)(c)	06/09/26	345,468
BPCE SA(d)
525,000	4.625		09/12/28	511,691
Citigroup, Inc.
125,000	4.300		11/20/26	123,865
(Secured Overnight Financing Rate + 0.770%)
60,000	1.462	(b)(c)	06/09/27	57,130
(Secured Overnight Financing Rate + 1.146%)
60,000	2.666	(b)(c)	01/29/31	53,018
(Secured Overnight Financing Rate + 1.177%)
10,000	2.520	(b)(c)	11/03/32	8,331
(Secured Overnight Financing Rate + 1.422%)
560,000	2.976	(b)(c)	11/05/30	505,512
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	772,288
(Secured Overnight Financing Rate + 2.107%)
65,000	2.572	(b)(c)	06/03/31	56,649
Citizens Financial Group, Inc.(b)(c) (Secured Overnight Financing Rate + 2.010%)
65,000	5.841		01/23/30	65,963
Credit Agricole SA(b)(c)(d) (Secured Overnight Financing Rate + 1.676%)
375,000	1.907		06/16/26	369,578
Deutsche Bank AG(b)(c) (Secured Overnight Financing Rate + 1.870%)
450,000	2.129		11/24/26	438,453
Fifth Third Bancorp(c)
375,000	2.375		01/28/25	374,265
(Secured Overnight Financing Rate + 2.192%)
65,000	6.361	(b)	10/27/28	67,190
First Horizon Corp.(c)
700,000	4.000		05/26/25	695,863
Huntington Bancshares, Inc.(c)
825,000	4.000		05/15/25	821,989
ING Groep NV(b)(c)(d) (1 yr. CMT + 1.100%)
950,000	1.400		07/01/26	933,308

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(c)
$425,000	3.625%		12/01/27	$ 412,985
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	470,882
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	178,730
(Secured Overnight Financing Rate + 0.885%)
25,000	1.578	(b)	04/22/27	24,007
(Secured Overnight Financing Rate + 1.015%)
70,000	2.069	(b)	06/01/29	63,569
(Secured Overnight Financing Rate + 1.170%)
55,000	2.947	(b)	02/24/28	52,868
(Secured Overnight Financing Rate + 1.580%)
25,000	3.328	(b)	04/22/52	17,142
(Secured Overnight Financing Rate + 1.890%)
55,000	2.182	(b)	06/01/28	51,626
(Secured Overnight Financing Rate + 2.440%)
30,000	3.109	(b)	04/22/51	19,785
M&T Bank Corp.(b)(c) (Secured Overnight Financing Rate + 2.260%)
685,000	6.082		03/13/32	701,289
Macquarie Group Ltd.(b)(c)(d) (Secured Overnight Financing Rate +1.069%)
450,000	1.340		01/12/27	433,584
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	27,354
Morgan Stanley
174,000	3.950		04/23/27	170,445
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	194,850
(Secured Overnight Financing Rate + 0.720%)
70,000	0.985	(b)(c)	12/10/26	67,509
(Secured Overnight Financing Rate + 0.858%)
40,000	1.512	(b)(c)	07/20/27	38,065
(Secured Overnight Financing Rate + 0.879%)
65,000	1.593	(b)(c)	05/04/27	62,313
(Secured Overnight Financing Rate + 1.034%)
790,000	1.794	(b)(c)	02/13/32	644,845
(Secured Overnight Financing Rate + 1.143%)
735,000	2.699	(b)(c)	01/22/31	652,695
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	120,765
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,398,976
PNC Financial Services Group, Inc.(b)(c) (Secured Overnight Financing Rate + 2.140%)
55,000	6.037		10/28/33	56,924
State Street Corp.(b)(c) (Secured Overnight Financing Rate + 1.484%)
65,000	5.684		11/21/29	66,825
Toronto-Dominion Bank
625,000	4.456		06/08/32	592,312
Truist Financial Corp.(b)(c)
(Secured Overnight Financing Rate + 0.862%)
70,000	1.887		06/07/29	63,151

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.050%)
$150,000	6.047%		06/08/27	$ 152,372
(Secured Overnight Financing Rate + 2.446%)
30,000	7.161		10/30/29	32,059
U.S. Bancorp(b)(c)
(5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	615,121
(Secured Overnight Financing Rate + 0.730%)
25,000	2.215		01/27/28	23,687
(Secured Overnight Financing Rate + 1.020%)
10,000	2.677		01/27/33	8,433
(Secured Overnight Financing Rate + 2.020%)
65,000	5.775		06/12/29	66,532
UBS Group AG
307,000	4.550		04/17/26	306,015
2,025,000	4.282	(c)(d)	01/09/28	1,977,979
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	229,594
(Secured Overnight Financing Rate + 5.020%)
425,000	9.016	(b)(c)(d)	11/15/33	512,864
Wells Fargo & Co.
675,000	3.000		10/23/26	654,500
600,000	4.300		07/22/27	592,236
75,000	4.150	(c)	01/24/29	72,737
(3 mo. USD Term SOFR + 1.262%)
30,000	2.572	(b)(c)	02/11/31	26,461
(3 mo. USD Term SOFR + 1.432%)
60,000	3.196	(b)(c)	06/17/27	58,603
20,000	2.879	(b)(c)	10/30/30	18,048
(3 mo. USD Term SOFR + 4.502%)
25,000	5.013	(b)(c)	04/04/51	22,289
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	398,472
(Secured Overnight Financing Rate + 2.100%)
70,000	2.393	(b)(c)	06/02/28	65,920
932,000	4.897	(b)(c)	07/25/33	900,592

				30,601,924

Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.(c)
35,000	4.900		02/01/46	31,693
Anheuser-Busch InBev Worldwide, Inc.
80,000	8.200		01/15/39	100,426
Constellation Brands, Inc.(c)
500,000	3.600		02/15/28	480,185
325,000	2.250		08/01/31	270,163
JDE Peet’s NV(c)(d)
375,000	1.375		01/15/27	347,696
Keurig Dr. Pepper, Inc.(c)
575,000	4.597		05/25/28	570,112
925,000	2.250		03/15/31	782,596
PepsiCo, Inc.(c)
30,000	1.625		05/01/30	25,567

				2,608,438

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(c) – 0.9%
Amgen, Inc.
	$1,278,000	5.250%		03/02/30	$ 1,289,655
	800,000	5.250		03/02/33	794,352
Biogen, Inc.
	25,000	3.150		05/01/50	15,755
CSL Finance PLC(d)
	100,000	3.850		04/27/27	97,655
Royalty Pharma PLC
	425,000	1.200		09/02/25	414,345
	461,000	5.400		09/02/34	448,839
	10,000	3.300		09/02/40	7,233
	10,000	3.550		09/02/50	6,653

					3,074,487

Building Materials(c) – 0.5%
Carrier Global Corp.
	764,000	5.900		03/15/34	790,694
	12,000	3.577		04/05/50	8,621
Fortune Brands Innovations, Inc.
	5,000	4.500		03/25/52	3,928
Masco Corp.
	325,000	1.500		02/15/28	292,864
Masterbrand, Inc.(d)
	335,000	7.000		07/15/32	337,422
Smyrna Ready Mix Concrete LLC(d)
	475,000	8.875		11/15/31	498,133

					1,931,662

Chemicals – 1.5%
Albemarle Corp.(c)
	15,000	5.650		06/01/52	12,847
Ashland Services BV(c)
EUR	650,000	2.000		01/30/28	642,990
Axalta Coating Systems LLC(c)(d)
	$475,000	3.375		02/15/29	431,390
Celanese U.S. Holdings LLC(c)
	10,000	6.165		07/15/27	10,155
	735,000	6.600		11/15/28	752,140
	20,000	6.379		07/15/32	20,338
Dow Chemical Co.(c)
	35,000	6.300		03/15/33	37,097
	5,000	6.900		05/15/53	5,513
Huntsman International LLC(c)
	350,000	4.500		05/01/29	333,823
	250,000	2.950		06/15/31	208,185
Ingevity Corp.(c)(d)
	360,000	3.875		11/01/28	328,932
International Flavors & Fragrances, Inc.(c)
	650,000	1.832	(d)	10/15/27	596,791
	10,000	5.000		09/26/48	8,572
LYB International Finance BV
	20,000	5.250		07/15/43	18,136
Methanex U.S. Operations, Inc.(c)(d)
	345,000	6.250		03/15/32	341,115

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
OCP SA(c)(d)
$420,000	6.750%	05/02/34	$ 427,770
Sherwin-Williams Co.(c)
500,000	3.450	06/01/27	486,230
SNF Group SACA(c)(d)
590,000	3.375	03/15/30	516,333

			5,178,357

Commercial Services(c) – 0.7%
Ashtead Capital, Inc.(d)
301,000	5.800	04/15/34	300,801
Brink’s Co.(d)
125,000	6.500	06/15/29	126,324
280,000	6.750	06/15/32	282,503
CoStar Group, Inc.(d)
625,000	2.800	07/15/30	545,825
Global Payments, Inc.
15,000	3.200	08/15/29	13,751
15,000	5.950	08/15/52	14,514
Quanta Services, Inc.
406,000	5.250	08/09/34	397,169
30,000	3.050	10/01/41	21,092
Service Corp. International
231,000	5.750	10/15/32	224,581
TriNet Group, Inc.(d)
500,000	7.125	08/15/31	509,895

			2,436,455

Computers(c) – 0.4%
Amentum Holdings, Inc.(d)
423,000	7.250	08/01/32	426,625
Dell International LLC/EMC Corp.
268,000	6.020	06/15/26	271,913
75,000	5.300	10/01/29	75,768
15,000	8.100	07/15/36	17,785
35,000	8.350	07/15/46	44,441
Hewlett Packard Enterprise Co.
342,000	5.000	10/15/34	328,949
15,000	6.350	10/15/45	15,542
HP, Inc.
50,000	2.650	06/17/31	42,797
Kyndryl Holdings, Inc.
40,000	3.150	10/15/31	34,694
Western Digital Corp.
10,000	2.850	02/01/29	8,899

			1,267,413

Cosmetics & Personal Care(c) – 0.0%
Perrigo Finance Unlimited Co.
175,000	6.125	09/30/32	171,726

Diversified Financial Services(c) – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
295,000	6.500	07/15/25	297,118
675,000	3.000	10/29/28	624,895
275,000	3.400	10/29/33	234,253

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(c) – (continued)
Air Lease Corp.
$225,000	3.375%		07/01/25	$ 223,254
875,000	3.750		06/01/26	861,429
(5 yr. CMT + 2.560%)
235,000	6.000	(b)	09/24/29	227,529
(5 yr. CMT + 3.149%)
750,000	4.125	(b)	12/15/26	705,480
American Express Co.(b) (Secured Overnight Financing Rate + 1.090%)
65,000	5.532		04/25/30	66,173
Aviation Capital Group LLC(d)
375,000	1.950		01/30/26	362,970
Avolon Holdings Funding Ltd.(d)
675,000	2.875		02/15/25	672,826
175,000	4.250		04/15/26	172,886
Brookfield Finance, Inc.
20,000	3.500		03/30/51	13,810
Capital One Financial Corp.(b)
(Secured Overnight Financing Rate + 0.855%)
35,000	1.878		11/02/27	33,078
(Secured Overnight Financing Rate + 1.560%)
35,000	5.463		07/26/30	35,116
(Secured Overnight Financing Rate + 1.790%)
30,000	3.273		03/01/30	27,705
Charles Schwab Corp.(b)
(5 yr. CMT + 4.971%)
322,000	5.375		06/01/25	320,583
(Secured Overnight Financing Rate + 1.878%)
65,000	6.196		11/17/29	67,708
(Secured Overnight Financing Rate + 2.210%)
10,000	5.643		05/19/29	10,202
(Secured Overnight Financing Rate + 2.500%)
5,000	5.853		05/19/34	5,145
Intercontinental Exchange, Inc.
190,000	3.625		09/01/28	182,257
Jane Street Group/JSG Finance, Inc.(d)
515,000	6.125		11/01/32	509,217
Jefferies Financial Group, Inc.
45,000	2.625		10/15/31	37,937
Macquarie Airfinance Holdings Ltd.(d)
340,000	6.400		03/26/29	350,112
Mastercard, Inc.
10,000	3.850		03/26/50	7,753
OneMain Finance Corp.
475,000	7.500		05/15/31	488,039
Synchrony Financial(b) (Secured Overnight Financing Rate + 2.130%)
45,000	5.935		08/02/30	45,401
VFH Parent LLC/Valor Co-Issuer, Inc.(d)
845,000	7.500		06/15/31	868,787
Visa, Inc.
10,000	2.050		04/15/30	8,744

				7,460,407

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 0.9%
Ameren Corp.(c)
$125,000	3.500%	01/15/31	$ 114,035
American Electric Power Co., Inc.(c)
20,000	2.300	03/01/30	17,391
Appalachian Power Co.(c)
30,000	3.700	05/01/50	20,878
Constellation Energy Generation LLC(c)
15,000	5.600	06/15/42	14,482
Duke Energy Corp.(c)
10,000	3.500	06/15/51	6,762
40,000	5.000	08/15/52	34,914
Edison International(c)
20,000	6.950	11/15/29	21,372
Emera U.S. Finance LP(c)
10,000	4.750	06/15/46	8,295
Entergy Louisiana LLC(c)
65,000	3.250	04/01/28	61,803
25,000	4.750	09/15/52	21,538
Exelon Corp. (c)
30,000	4.450	04/15/46	24,952
FirstEnergy Corp.(c)
10,000	3.400	03/01/50	6,776
NextEra Energy Capital Holdings, Inc.(c)
525,000	1.900	06/15/28	475,372
Pacific Gas & Electric Co.(c)
250,000	2.100	08/01/27	233,155
125,000	3.300	08/01/40	93,415
40,000	4.950	07/01/50	34,708
PacifiCorp(c)
30,000	4.150	02/15/50	23,205
660,000	5.800	01/15/55	643,394
Progress Energy, Inc.
15,000	7.750	03/01/31	16,953
Public Service Co. of Colorado(c)
35,000	4.500	06/01/52	29,007
Southern California Edison Co.(c)
450,000	4.200	03/01/29	436,095
25,000	4.875	03/01/49	21,791
Southern Power Co.(c)
30,000	4.950	12/15/46	26,199
Xcel Energy, Inc.(c)
900,000	3.350	12/01/26	877,185

			3,263,677

Electrical Components & Equipment(c) – 0.1%
Emerson Electric Co.
55,000	1.800	10/15/27	51,125
WESCO Distribution, Inc.(d)
195,000	6.375	03/15/29	197,291
145,000	6.625	03/15/32	147,090

			395,506

Electronics(c) – 0.3%
Allegion U.S. Holding Co., Inc.
256,000	5.600	05/29/34	257,382

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(c) – (continued)
Amphenol Corp.
$75,000	2.800%		02/15/30	$ 67,846
Atkore, Inc.(d)
945,000	4.250		06/01/31	835,909
Flex Ltd.
10,000	4.875		06/15/29	9,803
Jabil, Inc.
65,000	3.600		01/15/30	59,972

				1,230,912

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Power II Ltd.
167,000	4.300		12/13/28	156,933

Engineering & Construction(c) – 0.3%
MasTec, Inc.(d)
610,000	4.500		08/15/28	590,828
Mexico City Airport Trust
200,000	4.250		10/31/26	195,004
250,000	3.875	(d)	04/30/28	234,220

				1,020,052

Entertainment(c) – 0.8%
Merlin Entertainments Group U.S. Holdings, Inc.(d)
505,000	7.375		02/15/31	488,471
Warnermedia Holdings, Inc.
775,000	6.412		03/15/26	775,217
450,000	4.054		03/15/29	418,640
1,228,000	4.279		03/15/32	1,081,905

				2,764,233

Environmental(c) – 0.4%
Veralto Corp.
980,000	5.450		09/18/33	983,518
Waste Management, Inc.
352,000	4.950		07/03/31	352,394

				1,335,912

Food & Drug Retailing – 1.1%
Campbell’s Co.(c)
380,000	5.400		03/21/34	378,571
Conagra Brands, Inc.(c)
65,000	1.375		11/01/27	59,032
5,000	5.300		11/01/38	4,706
J.M. Smucker Co.(c)
449,000	5.900		11/15/28	465,182
725,000	6.200		11/15/33	765,230
Kellanova
50,000	7.450		04/01/31	55,762
Kraft Heinz Foods Co.
15,000	6.875		01/26/39	16,543
Kroger Co.(c)
80,000	2.200		05/01/30	69,381
1,260,000	5.000		09/15/34	1,221,116
Post Holdings, Inc.(c)(d)
766,000	6.375		03/01/33	751,346

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Sysco Corp.(c)
$50,000	6.600%	04/01/40	$ 53,946
25,000	4.500	04/01/46	20,718
Tyson Foods, Inc.(c)
20,000	5.100	09/28/48	17,800

			3,879,333

Gas(c) – 0.1%
East Ohio Gas Co.(d)
150,000	1.300	06/15/25	147,297
NiSource, Inc.
100,000	3.600	05/01/30	93,244

			240,541

Hand/Machine Tools(c) – 0.0%
Stanley Black & Decker, Inc.
80,000	2.300	03/15/30	69,370

Healthcare Providers & Services – 1.9%
Adventist Health System(c)
235,000	5.757	12/01/34	236,571
Alcon Finance Corp.(c)(d)
933,000	3.000	09/23/29	854,880
Baxter International, Inc.(c)
179,000	1.915	02/01/27	168,758
Centene Corp.(c)
59,000	4.250	12/15/27	57,116
70,000	3.375	02/15/30	62,360
CommonSpirit Health(c)
635,000	3.910	10/01/50	467,336
610,000	6.461	11/01/52	651,313
Elevance Health, Inc.(c)
5,000	2.875	09/15/29	4,547
10,000	2.250	05/15/30	8,678
25,000	6.100	10/15/52	25,304
HCA, Inc.(c)
420,000	5.450	04/01/31	419,147
15,000	5.250	06/15/49	12,995
25,000	3.500	07/15/51	16,185
685,000	5.900	06/01/53	644,941
Quest Diagnostics, Inc.(c)
10,000	2.950	06/30/30	8,982
Revvity, Inc.(c)
5,000	3.300	09/15/29	4,616
Select Medical Corp.(c)(d)
635,000	6.250	12/01/32	611,302
Solventum Corp.(c)(d)
700,000	5.400	03/01/29	702,114
1,070,000	5.600	03/23/34	1,064,500
STERIS Irish FinCo UnLtd Co.(c)
218,000	2.700	03/15/31	188,199
UnitedHealth Group, Inc.
10,000	2.000	05/15/30	8,612
500,000	5.800	03/15/36	515,070
10,000	6.875	02/15/38	11,297

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
UnitedHealth Group, Inc. – (continued)
$25,000	4.250	%(c)	06/15/48	$ 20,067

				6,764,890

Household Products(c) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	6,471

Insurance(c) – 0.3%
Acrisure LLC/Acrisure Finance, Inc.(d)
536,000	4.250		02/15/29	504,333
American International Group, Inc.
250,000	3.400		06/30/30	230,720
10,000	4.750		04/01/48	8,867
Aon Corp.
45,000	2.800		05/15/30	40,050
Aon Corp./Aon Global Holdings PLC
20,000	3.900		02/28/52	14,689
Berkshire Hathaway Finance Corp.
35,000	3.850		03/15/52	26,479
Brighthouse Financial, Inc.
10,000	4.700		06/22/47	7,758
Brown & Brown, Inc.
20,000	2.375		03/15/31	16,808
Fairfax Financial Holdings Ltd.
5,000	4.625		04/29/30	4,879
Fidelity National Financial, Inc.
60,000	3.400		06/15/30	54,444
Globe Life, Inc.
45,000	2.150		08/15/30	38,084
Progressive Corp.
5,000	3.200		03/26/30	4,619
Willis North America, Inc.
70,000	2.950		09/15/29	63,724

				1,015,454

Internet – 0.9%
Amazon.com, Inc.(c)
10,000	3.875		08/22/37	8,841
Expedia Group, Inc.(c)
260,000	4.625		08/01/27	258,952
200,000	3.250		02/15/30	184,328
81,000	2.950		03/15/31	71,312
Meta Platforms, Inc.(c)
2,000	3.850		08/15/32	1,859
Netflix, Inc.
495,000	6.375		05/15/29	524,165
1,275,000	4.875	(c)(d)	06/15/30	1,269,084
Prosus NV(c)(d)
200,000	3.832		02/08/51	129,812
Uber Technologies, Inc.(c)(d)
880,000	4.500		08/15/29	851,189

				3,299,542

Iron/Steel – 0.4%
ArcelorMittal SA
15,000	6.750		03/01/41	15,436

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Cleveland-Cliffs, Inc.(c)(d)
$725,000	7.000%	03/15/32	$ 711,848
Nucor Corp.(c)
5,000	3.125	04/01/32	4,383
Steel Dynamics, Inc.(c)
150,000	2.400	06/15/25	148,220
275,000	1.650	10/15/27	253,030
Vale Overseas Ltd.(c)
200,000	6.400	06/28/54	195,500

			1,328,417

Leisure Time(c)(d) – 0.1%
Royal Caribbean Cruises Ltd.
525,000	5.625	09/30/31	516,301

Lodging(c) – 0.9%
Choice Hotels International, Inc.
262,000	5.850	08/01/34	262,487
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(d)
125,000	4.875	07/01/31	111,778
Hyatt Hotels Corp.
630,000	5.500	06/30/34	624,525
Las Vegas Sands Corp.
55,000	3.900	08/08/29	51,114
Marriott International, Inc.
475,000	5.000	10/15/27	478,448
221,000	4.875	05/15/29	220,136
55,000	2.850	04/15/31	48,049
MGM Resorts International
505,000	6.125	09/15/29	503,692
605,000	6.500	04/15/32	602,707
Sands China Ltd.
200,000	5.400	08/08/28	197,500

			3,100,436

Machinery - Construction & Mining(c)(d) – 0.1%
Terex Corp.
360,000	6.250	10/15/32	353,293

Machinery-Diversified(c) – 0.2%
AGCO Corp.
210,000	5.800	03/21/34	211,088
Ingersoll Rand, Inc.
177,000	5.314	06/15/31	178,874
204,000	5.450	06/15/34	205,065

			595,027

Media – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
98,000	4.908	07/23/25	97,863
45,000	5.375	04/01/38	40,187
10,000	6.484	10/23/45	9,448
Comcast Corp.
6,000	6.500	11/15/35	6,519

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp. – (continued)
$75,000	3.750	%(c)	04/01/40	$ 60,320
Fox Corp.(c)
25,000	5.476		01/25/39	23,768
Time Warner Cable LLC(c)
20,000	5.875		11/15/40	17,873

				255,978

Mining(c) – 0.3%
Alcoa Nederland Holding BV(d)
230,000	7.125		03/15/31	237,693
Freeport-McMoRan, Inc.
15,000	5.450		03/15/43	14,009
Glencore Funding LLC(d)
450,000	1.625		04/27/26	431,572
250,000	2.625		09/23/31	210,763

				894,037

Miscellaneous Manufacturing – 0.2%
3M Co.(c)
70,000	2.375		08/26/29	62,804
GE Capital International Funding Co. Unlimited Co.
230,000	4.418		11/15/35	212,133
Hillenbrand, Inc.(c)
309,000	6.250		02/15/29	309,130

				584,067

Multi-National(c)(d) – 0.1%
African Export-Import Bank
270,000	2.634		05/17/26	257,283
240,000	3.798		05/17/31	209,023

				466,306

Office & Business Equipment(c) – 0.0%
CDW LLC/CDW Finance Corp.
60,000	3.250		02/15/29	55,318

Oil Field Services – 0.8%
Apache Corp.(c)
15,000	5.100		09/01/40	13,031
Archrock Partners LP/Archrock Partners Finance Corp.(c)(d)
355,000	6.625		09/01/32	355,213
Devon Energy Corp.(c)
165,000	5.600		07/15/41	152,615
Diamondback Energy, Inc.(c)
30,000	6.250		03/15/33	31,201
Ecopetrol SA(c)
90,000	8.625		01/19/29	95,323
40,000	6.875		04/29/30	38,980
230,000	8.875		01/13/33	233,498
EQT Corp.(c)
145,000	3.900		10/01/27	140,898
55,000	7.000		02/01/30	58,511
610,000	3.625	(d)	05/15/31	543,217
Halliburton Co.
5,000	6.700		09/15/38	5,450

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Hess Corp.
$5,000	5.600%		02/15/41	$ 4,931
Marathon Petroleum Corp.(c)
10,000	6.500		03/01/41	10,369
Matador Resources Co.(c)(d)
9,000	6.250		04/15/33	8,749
Occidental Petroleum Corp.
60,000	8.875	(c)	07/15/30	68,307
10,000	6.625	(c)	09/01/30	10,471
278,000	7.875		09/15/31	307,371
Saudi Arabian Oil Co.(c)(d)
200,000	5.750		07/17/54	186,514
Shell International Finance BV
40,000	6.375		12/15/38	43,528
Sunoco LP(c)(d)
235,000	7.000		05/01/29	241,157
180,000	7.250		05/01/32	185,933
TotalEnergies Capital International SA(c)
15,000	3.127		05/29/50	9,850

				2,745,117

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570		01/15/26	361,905
Sealed Air Corp.(d)
400,000	6.500		07/15/32	402,072

				763,977

Pharmaceuticals(c) – 0.9%
AdaptHealth LLC(d)
595,000	5.125		03/01/30	538,695
Becton Dickinson & Co.
5,000	3.700		06/06/27	4,879
20,000	1.957		02/11/31	16,647
10,000	4.298		08/22/32	9,406
Bristol-Myers Squibb Co.
15,000	4.125		06/15/39	12,938
Cardinal Health, Inc.
247,000	5.125		02/15/29	247,479
600,000	5.350		11/15/34	587,328
Cigna Group
184,000	2.400		03/15/30	160,868
200,000	5.125		05/15/31	199,096
5,000	4.800		08/15/38	4,534
25,000	3.400		03/15/50	16,428
CVS Health Corp.
1,388,000	4.780		03/25/38	1,199,732
Merck & Co., Inc.
10,000	3.400		03/07/29	9,507
PRA Health Sciences, Inc.(d)
200,000	2.875		07/15/26	192,438
Viatris, Inc.
20,000	4.000		06/22/50	13,638

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Zoetis, Inc.
$70,000	3.000%		09/12/27	$ 67,095

				3,280,708

Pipelines – 1.2%
Cheniere Energy Partners LP(c)
230,000	5.950		06/30/33	235,028
DCP Midstream Operating LP(c)
455,000	3.250		02/15/32	391,473
Enbridge Energy Partners LP
10,000	7.500		04/15/38	11,350
Energy Transfer LP(c)
725,000	5.500		06/01/27	734,555
550,000	5.250		04/15/29	552,090
10,000	6.500		02/01/42	10,356
5,000	6.125		12/15/45	4,934
75,000	5.400		10/01/47	67,333
5,000	6.000		06/15/48	4,845
20,000	6.250		04/15/49	20,063
Galaxy Pipeline Assets Bidco Ltd.(d)
200,000	2.625		03/31/36	162,336
Global Partners LP/GLP Finance Corp.(c)(d)
250,000	8.250		01/15/32	257,205
Kinder Morgan, Inc.
500	7.750		01/15/32	568
15,000	3.600	(c)	02/15/51	10,153
22,000	5.450	(c)	08/01/52	20,024
MPLX LP(c)
225,000	4.800		02/15/29	223,087
200,000	4.500		04/15/38	174,362
10,000	4.700		04/15/48	8,200
ONEOK, Inc.(c)
45,000	6.350		01/15/31	47,289
Targa Resources Corp.(c)
235,000	4.200		02/01/33	213,457
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
65,000	6.875		01/15/29	66,457
15,000	4.000		01/15/32	13,645
Venture Global LNG, Inc.(c)(d)
30,000	7.000		01/15/30	30,458
495,000	8.375		06/01/31	516,191
Western Midstream Operating LP(c)
20,000	5.250		02/01/50	17,127
Williams Cos., Inc.
425,000	5.650	(c)	03/15/33	428,876
5,000	6.300		04/15/40	5,194
20,000	5.300	(c)	08/15/52	18,269

				4,244,925

Real Estate Investment Trust(c) – 1.4%
Alexandria Real Estate Equities, Inc.
350,000	3.375		08/15/31	313,435
15,000	3.000		05/18/51	9,187

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
American Homes 4 Rent LP
$180,000	2.375%	07/15/31	$ 150,557
American Tower Corp.
15,000	3.125	01/15/27	14,511
10,000	3.550	07/15/27	9,688
10,000	3.950	03/15/29	9,580
10,000	2.100	06/15/30	8,562
20,000	2.300	09/15/31	16,615
Boston Properties LP
25,000	2.750	10/01/26	24,088
10,000	3.250	01/30/31	8,794
20,000	2.550	04/01/32	16,187
Brixmor Operating Partnership LP
5,000	3.900	03/15/27	4,895
Crown Castle, Inc.
25,000	3.800	02/15/28	24,067
CubeSmart LP
90,000	2.500	02/15/32	75,252
Equinix, Inc.
20,000	2.500	05/15/31	17,085
GLP Capital LP/GLP Financing II, Inc.
60,000	5.375	04/15/26	60,058
Host Hotels & Resorts LP
40,000	3.375	12/15/29	36,602
224,000	2.900	12/15/31	190,738
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	270,732
Kilroy Realty LP
397,000	4.750	12/15/28	387,488
35,000	4.250	08/15/29	32,967
10,000	3.050	02/15/30	8,765
NNN REIT, Inc.
400,000	4.000	11/15/25	396,944
Omega Healthcare Investors, Inc.
5,000	4.500	04/01/27	4,938
70,000	4.750	01/15/28	69,055
Public Storage Operating Co.
40,000	1.950	11/09/28	35,997
Regency Centers LP
700,000	2.950	09/15/29	641,459
Retail Opportunity Investments Partnership LP
550,000	6.750	10/15/28	583,302
Starwood Property Trust, Inc.(d)
405,000	6.500	07/01/30	405,397
UDR, Inc.
150,000	2.100	08/01/32	119,152
VICI Properties LP
15,000	5.625	05/15/52	13,906
VICI Properties LP/VICI Note Co., Inc.(d)
590,000	3.750	02/15/27	572,642
Welltower OP LLC
30,000	4.250	04/15/28	29,383
45,000	4.125	03/15/29	43,566
Weyerhaeuser Co.
5,000	4.000	11/15/29	4,771

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
WP Carey, Inc.
$105,000	4.000%		02/01/25	$ 104,851
425,000	3.850		07/15/29	404,379

				5,119,595

Retailing – 1.0%
1011778 BC ULC/New Red Finance, Inc.(c)(d)
745,000	6.125		06/15/29	747,645
Arko Corp.(c)(d)
470,000	5.125		11/15/29	427,709
AutoNation, Inc.(c)
317,000	4.500		10/01/25	315,494
450,000	4.750		06/01/30	435,298
AutoZone, Inc.(c)
5,000	3.750		04/18/29	4,767
CK Hutchison International 20 Ltd.(c)(d)
200,000	2.500		05/08/30	176,422
Cougar JV Subsidiary LLC(c)(d)
335,000	8.000		05/15/32	347,583
Dollar General Corp.(c)
10,000	3.500		04/03/30	9,173
Home Depot, Inc.
45,000	5.875		12/16/36	47,429
10,000	5.950	(c)	04/01/41	10,495
LCM Investments Holdings II LLC(c)(d)
490,000	8.250		08/01/31	507,836
Lowe’s Cos., Inc.(c)
425,000	1.700		09/15/28	380,146
McDonald’s Corp.
30,000	6.300		03/01/38	32,223

				3,442,220

Semiconductors(c) – 0.6%
Broadcom, Inc.(d)
65,000	4.000		04/15/29	62,552
490,000	2.600		02/15/33	405,318
640,000	3.469		04/15/34	554,566
651,000	3.137		11/15/35	531,789
Intel Corp.
159,000	5.150		02/21/34	152,556
Micron Technology, Inc.
50,000	6.750		11/01/29	53,200
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400		05/01/30	252,923
Qorvo, Inc.
20,000	4.375		10/15/29	18,765
QUALCOMM, Inc.
35,000	4.650		05/20/35	33,827

				2,065,496

Software – 1.5%
Autodesk, Inc.(c)
10,000	2.850		01/15/30	9,057
Fidelity National Information Services, Inc.(c)
25,000	1.650		03/01/28	22,613

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Fiserv, Inc.(c)
$60,000	3.200%		07/01/26	$ 58,673
MSCI, Inc.(c)(d)
760,000	3.875		02/15/31	697,657
Oracle Corp.
10,000	2.650	(c)	07/15/26	9,702
2,239,000	2.950	(c)	04/01/30	2,021,481
490,000	2.875	(c)	03/25/31	430,573
40,000	3.600	(c)	04/01/40	31,227
5,000	5.375		07/15/40	4,799
10,000	4.125	(c)	05/15/45	7,881
10,000	4.000	(c)	07/15/46	7,686
10,000	3.950	(c)	03/25/51	7,397
467,000	6.900	(c)	11/09/52	522,148
Roper Technologies, Inc.(c)
20,000	2.950		09/15/29	18,264
Salesforce, Inc.(c)
10,000	2.900		07/15/51	6,384
SS&C Technologies, Inc.(c)(d)
685,000	6.500		06/01/32	691,083
Take-Two Interactive Software, Inc.(c)
360,000	3.700		04/14/27	351,349
VMware LLC(c)
175,000	1.800		08/15/28	156,999
Workday, Inc.(c)
225,000	3.500		04/01/27	219,226
150,000	3.800		04/01/32	136,503

				5,410,702

Telecommunication Services – 2.3%
AT&T, Inc.(c)
336,000	2.300		06/01/27	317,211
100,000	1.650		02/01/28	90,924
500,000	2.750		06/01/31	434,985
175,000	4.900		08/15/37	164,943
65,000	4.750		05/15/46	56,443
100,000	5.150		11/15/46	91,928
35,000	4.500		03/09/48	28,851
British Telecommunications PLC
40,000	9.625		12/15/30	48,449
Cisco Systems, Inc.
20,000	5.900		02/15/39	21,076
Deutsche Telekom International Finance BV
55,000	8.750		06/15/30	63,932
Motorola Solutions, Inc.(c)
55,000	2.750		05/24/31	47,638
Rogers Communications, Inc.(c)
1,215,000	3.200		03/15/27	1,173,556
25,000	4.350		05/01/49	19,590
T-Mobile USA, Inc.(c)
375,000	1.500		02/15/26	361,706
5,000	2.625		04/15/26	4,874
1,000,000	3.750		04/15/27	976,970
275,000	2.050		02/15/28	252,566
520,000	2.875		02/15/31	456,050

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(c) – (continued)
$1,500,000	3.500%		04/15/31	$ 1,359,990
350,000	5.200		01/15/33	346,503
5,000	4.375		04/15/40	4,329
450,000	3.000		02/15/41	320,692
Verizon Communications, Inc.
467,000	4.329		09/21/28	458,384
975,000	2.550	(c)	03/21/31	840,079
10,000	4.812		03/15/39	9,218
80,000	2.875	(c)	11/20/50	49,020
Vodafone Group PLC
10,000	4.250		09/17/50	7,760

				8,007,667

Toys/Games/Hobbies(c) – 0.0%
Hasbro, Inc.
10,000	3.900		11/19/29	9,399

Transportation – 0.0%
Canadian National Railway Co.(c)
40,000	2.450		05/01/50	23,247
Canadian Pacific Railway Co.
25,000	5.950		05/15/37	25,935
FedEx Corp. (c)
5,000	4.550		04/01/46	4,162
5,000	4.050		02/15/48	3,831

				57,175

TOTAL CORPORATE OBLIGATIONS (Cost $135,162,771)				$131,719,265

Asset-Backed Securities(c) –14.7%
Automotive(d) – 0.3%
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3
$1,100,000	5.410%		05/17/27	$ 1,112,844

Collateralized Loan Obligations – 10.2%
1988 CLO 1 Ltd. Series 2022-1A, Class D1R(b)(d) (3 mo. USD Term SOFR + 3.100%)
1,000,000	7.669		10/15/39	1,011,493
1988 CLO 4 Ltd. Series 2024-4A, Class B(b)(d) (3 mo. USD Term SOFR + 2.100%)
500,000	6.756		04/15/37	502,866
37 Capital CLO 4 Ltd. Series 2023-2A, Class D(b)(d) (3 mo. USD Term SOFR + 5.500%)
600,000	10.156		01/15/34	603,941
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(d) (3 mo. USD Term SOFR + 6.360%)
600,000	11.016		04/15/36	612,293
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(d) (3 mo. USD Term SOFR + 1.562%)
1,300,000	6.218		01/15/33	1,301,310
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(d) (3 mo. USD Term SOFR + 1.272%)
216,714	5.861		04/30/31	216,895

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class A1RR(b)(d) (3 mo. USD Term SOFR + 1.290%)
$875,000	5.871%	10/20/35	$ 877,154
Carval CLO VIII-C Ltd. Series 2022-2A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.420%)
1,000,000	6.260	10/22/37	1,006,000
CBAM Ltd. Series 2017-2A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.452%)
2,000,000	6.099	07/17/34	2,002,870
CIFC Funding Ltd. Series 2023-3A, Class E(b)(d) (3 mo. USD Term SOFR + 7.650%)
500,000	12.267	01/20/37	511,462
CIFC Funding Ltd. Series 2023-3A, Class B(b)(d) (3 mo. USD Term SOFR + 2.300%)
400,000	6.917	01/20/37	402,394
Crown City CLO IV Series 2022-4A, Class C1R(b)(d) (3 mo. USD Term SOFR + 4.500%)
650,000	9.117	04/20/37	659,476
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR(b)(d) (3 mo. USD Term SOFR + 1.100%)
2,200,000	5.756	07/15/35	2,200,495
Elmwood CLO 32 Ltd. Series 2024-8A, Class A1(b)(d) (3 mo. USD Term SOFR + 1.350%)
850,000	6.147	10/18/37	852,175
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(d) (3 mo. USD Term SOFR + 1.570%)
1,000,000	6.187	07/20/37	1,008,533
Generate CLO 2 Ltd. Series 2A, Class AR2(b)(d) (3 mo. USD Term SOFR + 1.410%)
600,000	6.042	10/22/37	601,069
HalseyPoint CLO 5 Ltd. Series 2021-5A, Class A1A(b)(d) (3 mo. USD Term SOFR + 1.472%)
1,300,000	6.061	01/30/35	1,301,138
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(b)(d) (3 mo. USD Term SOFR + 2.250%)
1,750,000	6.867	07/20/36	1,765,313
Harvest U.S. CLO Ltd. Series 2024-1A, Class D(b)(d) (3 mo. USD Term SOFR + 4.500%)
500,000	9.132	04/18/37	513,125
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(d) (1 mo. USD Term SOFR + 1.600%)
224,216	6.205	05/25/54	225,621
Katayma CLO I Ltd. Series 2023-1A, Class B(b)(d) (3 mo. USD Term SOFR + 2.650%)
600,000	7.267	10/20/36	605,821
MidOcean Credit CLO VIII Series 2018-8X, Class A2(b) (3 mo. USD Term SOFR + 1.562%)
500,000	6.083	02/20/31	501,087
Mountain View CLO LLC Series 2016-1A, Class AR2(b)(d) (3 mo. USD Term SOFR + 1.260%)
1,200,000	5.907	04/14/33	1,200,319
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.460%)
675,000	6.116	04/15/34	677,090

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class D(b)(d) (3 mo. USD Term SOFR + 3.112%)
$550,000	7.759%	10/16/34	$ 552,146
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b)(d) (3 mo. USD Term SOFR + 1.392%)
460,000	6.048	10/14/35	460,487
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.280%)
1,300,000	5.906	10/23/36	1,303,108
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.432%)
900,000	6.049	01/20/35	901,833
OHA Credit Funding 15 Ltd. Series 2023-15A, Class A(b)(d) (3 mo. USD Term SOFR + 1.830%)
900,000	6.447	04/20/35	903,596
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(d) (3 mo. USD Term SOFR + 1.150%)
609,308	5.767	07/20/30	609,526
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(d) (3 mo. USD Term SOFR + 2.950%)
500,000	7.472	08/08/32	501,785
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(d) (3 mo. USD Term SOFR + 1.462%)
900,000	6.088	10/25/34	900,932
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class A(b)(d) (3 mo. USD Term SOFR + 1.350%)
750,000	6.197	10/18/37	755,424
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class D1(b)(d) (3 mo. USD Term SOFR + 2.900%)
600,000	7.747	10/18/37	606,683
Southwick Park CLO LLC Series 2019-4A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.322%)
1,000,000	5.939	07/20/32	1,001,108
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(d)
92,055	5.750	12/20/50	93,886
Sycamore Tree CLO Ltd. Series 2023-3A, Class BR(b)(d) (3 mo. USD Term SOFR + 2.150%)
1,200,000	6.767	04/20/37	1,208,400
Sycamore Tree CLO Ltd. Series 2021-1A, Class CR(b)(d) (3 mo. USD Term SOFR + 2.050%)
700,000	6.561	01/20/38	700,215
TCW CLO Ltd. Series 2023-1A, Class A1N(b)(d) (3 mo. USD Term SOFR + 2.070%)
1,800,000	6.687	04/28/36	1,808,550
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(d) (3 mo. USD Term SOFR + 1.430%)
1,450,000	6.047	01/20/34	1,451,637
Voya CLO Ltd. Series 2019-2A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.200%)
1,350,000	5.817	07/20/32	1,351,835

			36,271,091

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
	$150,117	5.128%	10/25/35	$ 147,433
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
	315	4.524	01/25/32	302
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
	256	5.053	11/25/32	234
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
	379,555	4.683	04/25/37	361,310
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
	2,389,750	4.893	04/25/37	598,126

				1,107,405

Student Loan(b) – 3.9%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	222,022	5.204	09/26/33	218,115
CIFC Falcon Ltd. Series 2019-FAL, Class A(d) (3 mo. USD Term SOFR + 1.262%)
	1,000,000	5.879	01/20/33	1,000,297
Contego CLO VII DAC Series 7X, Class A (3 mo. EUR EURIBOR + 0.930%)
EUR	999,267	4.068	05/14/32	1,035,091
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.830%)
	$600,000	6.486	01/15/37	603,961
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(d) (3 mo. USD Term SOFR + 1.380%)
	1,100,000	5.901	05/20/36	1,102,938
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
	600,000	6.767	04/20/37	605,873
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(d) (3 mo. USD Term SOFR + 1.200%)
	1,339,790	5.817	01/20/32	1,341,471
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
	2,044,104	5.733	12/27/66	2,052,502
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(d) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	6.147	04/20/38	1,006,435
OCP CLO Ltd. Series 2016-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.420%)
	1,175,000	6.037	04/26/36	1,178,167
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(d) (3 mo. USD Term SOFR + 1.400%)
	1,000,000	6.056	04/15/31	1,000,500
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
	436,843	5.833	09/25/65	438,164

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b) – (continued)
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	1,500,000	4.634%	07/15/35	$ 1,545,833
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
	$500,000	9.117	01/20/37	511,901

				13,641,248

TOTAL ASSET-BACKED SECURITIES (Cost $52,323,132)				$ 52,132,588

Bank Loans(b)(g) – 1.0%
Automotive - Parts – 0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.250%)
	$669,937	6.631%	01/31/31	$ 671,974

Consumer Cyclical Services – 0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.500%)
	671,625	6.857	12/15/27	672,465

Diversified Manufacturing – 0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
	654,307	6.805	03/15/30	656,218

Lodging – 0.2%
Travel & Leisure Co.(1 mo. USD Term SOFR + 3.250%)
	671,617	7.687	12/14/29	674,135

Restaurants – 0.0%
SeaWorld Parks & Entertainment, Inc.(1 mo. USD Term SOFR + 2.500%)
	247,505	6.357	12/04/31	246,680

Transportation Services – 0.2%
MH Sub I LLC(1 mo. USD Term SOFR + 0.000%)
	669,899	8.607	05/03/28	669,779

TOTAL BANK LOANS (Cost $3,597,745)				$ 3,591,251

Municipal Debt Obligations – 1.0%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
	$210,000	7.550%	04/01/39	$ 248,227
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
	900,000	5.874	06/01/40	924,363

				1,172,590

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
	670,879	7.350	07/01/35	712,386
Illinois State GO Bonds Taxable-Pension Series 2003
	498,823	5.100	06/01/33	491,785

				1,204,171

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Maryland – 0.1%
Maryland Economic Development Corp. RB Taxable Series 2024
	$145,000	5.018%		11/30/33	$ 141,358
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
	360,000	4.968		11/30/32	352,094

					493,452

New York – 0.1%
Metropolitan Transportation Authority Revenue Taxable Series 2020
	60,000	5.175		11/15/49	51,531
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810		10/15/65	336,693

					388,224

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	235,000	6.270		02/15/50	242,686

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,677,483)					$ 3,501,123

Sovereign Debt Obligations – 0.8%
Euro – 0.2%
Ivory Coast Government International Bonds

EUR	120,000	4.875%		01/30/32	$ 109,502
	130,000	6.625		03/22/48	108,655
Romania Government International Bonds
	10,000	2.875		03/11/29	9,700
	190,000	3.624	(d)	05/26/30	184,757
	70,000	3.375		01/28/50	47,114
	80,000	3.375	(d)	01/28/50	53,845

					513,573

United States Dollar – 0.6%
Dominican Republic International Bonds(c)
	$150,000	7.050		02/03/31	153,498
	150,000	6.600	(d)	06/01/36	148,950
Ecuador Government International Bonds(d)(h)
	41,572	0.000		07/31/30	22,761
Hungary Government International Bonds
	400,000	6.125		05/22/28	407,104
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	178,312
Mexico Government International Bonds(c)
	624,000	3.771		05/24/61	357,435
	289,000	3.750		04/19/71	159,644
Panama Government International Bonds(c)
	200,000	4.500		01/19/63	116,900
Peru Government International Bonds(c)
	20,000	2.780		12/01/60	10,556

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Peru Government International Bonds(c) – (continued)
$100,000	3.230	%(i)	07/28/21	$ 52,656
Republic of Poland Government International Bonds(c)
290,000	5.125		09/18/34	279,308
350,000	5.500		03/18/54	322,003
Romania Government International Bonds
70,000	6.375		01/30/34	66,848

				2,275,975

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,459,130)				$ 2,789,548

U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds
$15,000	4.250%		08/15/54	$ 13,725
U.S. Treasury Inflation-Indexed Bonds
4,138,185	1.500		02/15/53	3,314,913
U.S. Treasury Notes
1,920,000	1.250		05/31/28	1,734,300
1,970,000	1.500		02/15/30	1,710,976
2,600	3.500		04/30/30	2,488

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,021,269)				$ 6,776,402

Shares	Dividend Rate			Value

Investment Company(j) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,308,932	4.392%			$ 7,308,932
(Cost $7,308,932)

TOTAL INVESTMENTS – 116.8% (Cost $424,436,787)				$413,790,660

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.8)%				(59,417,535)

NET ASSETS – 100.0%				$354,373,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $69,773,126 which represents approximately 19.8% of net assets as of December 31, 2024.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Actual maturity date is July 28, 2121.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	11,994,969	NZD	13,261,125	01/10/25	$4,388
	BRL	6,336,028	USD	1,013,867	02/04/25	5,073
	CAD	3,160,878	USD	2,197,490	01/10/25	2,271
	CAD	1,114,127	USD	777,000	03/19/25	358
	COP	1,127,330,877	USD	254,764	01/23/25	284
	COP	6,911,766,280	USD	1,522,060	02/18/25	36,575
	CZK	19,355,188	EUR	763,518	02/06/25	3,983
	EUR	9,198,266	CHF	8,618,081	01/10/25	25,066
	EUR	399,462	CZK	10,012,617	01/10/25	2,313
	EUR	552,963	CZK	13,907,016	02/24/25	1,911
	EUR	1,186,964	GBP	981,741	01/10/25	1,084
	EUR	600,000	GBP	497,158	03/19/25	1,673
	EUR	1,755,714	PLN	7,498,619	01/10/25	4,397
	EUR	591,985	USD	613,119	01/10/25	338
	GBP	1,223,934	EUR	1,476,600	01/10/25	1,951
	GBP	96,449	USD	120,596	03/19/25	76
	HUF	101,584,359	USD	254,731	01/10/25	897
	HUF	442,070,116	USD	1,107,390	02/24/25	2,521
	NZD	3,843,395	AUD	3,473,000	01/10/25	853
	PLN	8,029,578	EUR	1,838,407	02/05/25	34,621
	SEK	63,365,737	EUR	5,526,337	01/10/25	3,502
	TRY	10,710,493	USD	278,634	03/19/25	1,973
	TWD	21,653,811	USD	657,971	02/03/25	329
	USD	2,387,561	AUD	3,547,971	01/07/25	191,518
	USD	940,494	AUD	1,507,946	01/10/25	7,139
	USD	2,288,780	AUD	3,550,828	02/26/25	90,855
	USD	1,499,226	AUD	2,333,104	03/03/25	55,039
	USD	583,239	AUD	869,749	03/19/25	44,842
	USD	2,392,159	BRL	14,320,036	01/03/25	75,576

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	728,254	BRL	4,260,287	01/06/25	$39,469
	USD	949,194	BRL	5,828,344	02/04/25	11,898
	USD	689,087	BRL	4,248,224	02/26/25	8,647
	USD	3,475,159	CAD	4,964,665	01/10/25	20,084
	USD	1,400,591	CAD	1,929,430	01/13/25	57,679
	USD	2,469,394	CAD	3,491,336	03/19/25	33,389
	USD	1,087,263	CHF	950,324	02/10/25	35,384
	USD	5,008,237	CHF	4,292,088	03/19/25	236,637
	USD	137,569	CLP	133,449,731	03/19/25	3,514
	USD	2,178,326	CNH	15,888,697	01/10/25	12,991
	USD	2,512,034	CNH	17,785,203	01/13/25	88,116
	USD	674,836	CNH	4,914,493	01/21/25	4,956
	USD	805,113	CNH	5,864,842	01/23/25	5,666
	USD	1,027,723	CNH	7,439,690	01/27/25	13,537
	USD	3,213,582	CNH	23,340,776	02/10/25	30,662
	USD	2,129,161	CNH	14,833,976	03/19/25	103,633
	USD	385,255	CNH	2,782,185	06/18/25	3,433
	USD	256,365	COP	1,113,905,013	01/16/25	4,100
	USD	256,033	COP	1,112,333,240	01/17/25	4,160
	USD	258,587	COP	1,134,550,945	01/24/25	1,943
	USD	256,264	COP	1,124,230,870	01/27/25	2,064
	USD	878,436	COP	3,848,960,320	02/18/25	10,477
	USD	738,823	COP	3,250,982,327	03/19/25	8,819
	USD	2,829,202	CZK	67,033,299	03/19/25	70,030
	USD	3,710,468	EUR	3,554,923	01/10/25	26,607
	USD	18,640,053	EUR	17,320,644	01/16/25	686,754
	USD	2,291,001	EUR	2,163,148	01/21/25	48,381
	USD	5,972,636	EUR	5,627,759	01/23/25	137,639
	USD	1,608,106	EUR	1,476,682	02/03/25	76,410
	USD	4,358,241	EUR	4,083,426	02/12/25	121,061
	USD	5,197,164	EUR	4,932,585	03/19/25	69,798
	USD	722,294	GBP	569,284	03/10/25	9,984
	USD	3,726,250	GBP	2,929,725	03/19/25	60,724
	USD	969,445	HUF	380,054,932	03/19/25	16,495
	USD	69,433	ILS	246,772	03/19/25	1,414
	USD	3,883,498	INR	330,846,787	03/19/25	48,854
	USD	638,379	INR	54,832,416	06/18/25	6,861
	USD	950,336	JPY	140,224,104	01/09/25	58,182
	USD	1,120,695	JPY	166,203,807	03/19/25	54,596
	USD	1,510,161	KRW	2,191,892,652	01/06/25	25,275
	USD	499,011	KRW	734,823,918	01/09/25	1,402
	USD	6,746,073	KRW	9,401,100,778	01/10/25	379,622
	USD	859,647	KRW	1,241,664,732	01/13/25	18,711
	USD	636,829	KRW	926,267,257	01/21/25	9,345
	USD	668,288	KRW	966,867,623	01/23/25	13,260
	USD	515,996	KRW	758,411,127	02/03/25	2,026
	USD	2,706,364	KRW	3,862,203,862	02/13/25	88,059
	USD	7,562,036	KRW	10,720,787,289	03/12/25	286,010
	USD	1,861,538	KRW	2,653,828,596	03/19/25	59,885
	USD	770,307	MXN	15,618,264	01/10/25	22,668
	USD	1,327,233	MXN	27,632,995	01/13/25	5,189
	USD	1,881,216	MXN	39,198,894	01/21/25	8,598
	USD	1,594,134	MXN	32,533,586	03/19/25	54,267
	USD	1,292,120	NOK	13,737,558	01/03/25	85,321
	USD	1,152,085	NOK	12,719,535	03/19/25	34,932

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,212,610	NOK	13,741,624	03/26/25	$5,709
	USD	1,772,217	NZD	3,144,475	01/10/25	12,790
	USD	6,108,717	NZD	10,766,697	01/23/25	83,875
	USD	4,470,396	NZD	7,836,701	02/10/25	84,435
	USD	1,012,241	NZD	1,719,276	02/12/25	49,994
	USD	2,239,850	NZD	3,939,609	02/14/25	34,877
	USD	2,295,314	NZD	3,867,173	03/19/25	129,657
	USD	2,667,559	PLN	10,650,327	03/19/25	96,636
	USD	5,365,437	SEK	55,508,534	01/08/25	346,254
	USD	1,373,258	SEK	14,755,153	03/19/25	33,857
	USD	1,512,396	SGD	2,050,621	01/10/25	10,167
	USD	2,342,472	SGD	3,067,812	03/12/25	89,544
	USD	1,022,574	TWD	33,342,951	01/02/25	6,469
	USD	1,766,255	TWD	57,211,105	01/06/25	25,967
	USD	6,703,296	TWD	217,341,573	01/07/25	95,060
	USD	640,227	TWD	20,736,950	01/16/25	9,795
	USD	638,428	TWD	20,710,600	01/21/25	8,836
	USD	646,959	TWD	21,098,616	01/24/25	5,596
	USD	4,644,750	TWD	152,254,910	02/20/25	11,684
	USD	3,821,299	TWD	124,612,573	03/12/25	24,231
	USD	1,010,282	TWD	32,654,831	03/19/25	14,790
	USD	332,051	ZAR	6,128,372	01/10/25	7,610
	USD	446,330	ZAR	8,011,632	02/14/25	23,530
	USD	884,752	ZAR	16,677,571	03/13/25	6,871
	USD	223,264	ZAR	4,016,299	03/19/25	11,969

TOTAL						$5,161,227

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	774,180	NZD	856,879	01/10/25	$(264)
	AUD	4,077,660	USD	2,735,449	01/07/25	(211,553)
	AUD	8,250,594	USD	5,187,820	01/10/25	(81,044)
	AUD	1,605,202	USD	1,085,116	02/26/25	(91,513)
	AUD	1,394,125	USD	952,884	03/03/25	(89,924)
	AUD	1,503,767	USD	954,441	03/13/25	(23,587)
	AUD	3,626,742	USD	2,336,135	03/19/25	(91,092)
	BRL	14,340,157	USD	2,354,258	01/03/25	(34,421)
	BRL	5,754,789	USD	981,560	01/06/25	(51,151)
	BRL	4,356,006	USD	711,732	02/04/25	(11,213)
	BRL	5,362,536	USD	909,213	02/26/25	(50,292)
	BRL	1,116,600	USD	180,991	03/19/25	(2,693)
	CAD	1,043,576	USD	757,541	01/13/25	(31,197)
	CAD	2,277,017	USD	1,653,061	03/19/25	(64,321)
	CHF	5,847,646	EUR	6,274,948	01/10/25	(51,856)
	CHF	562,215	EUR	609,285	03/19/25	(8,319)
	CHF	274,935	USD	304,142	01/10/25	(854)
	CHF	1,574,309	USD	1,801,163	02/10/25	(58,616)
	CHF	3,305,144	USD	3,782,626	03/19/25	(108,231)
	CHF	312,618	USD	359,362	06/18/25	(8,111)
	CLP	286,595,570	USD	316,869	03/19/25	(28,974)
	CNH	11,042,718	USD	1,506,448	01/10/25	(1,530)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CNH	14,994,714	USD	2,082,599	01/13/25	$(38,993)
	CNH	14,807,828	USD	2,056,643	01/21/25	(38,231)
	CNH	14,820,254	USD	2,061,088	01/23/25	(40,914)
	CNH	6,356,389	USD	883,200	01/27/25	(16,690)
	CNH	13,563,606	USD	1,894,808	02/10/25	(45,175)
	CNH	5,427,680	USD	750,924	02/28/25	(10,338)
	CNH	9,889,240	USD	1,361,217	03/18/25	(10,928)
	CNH	25,072,529	USD	3,464,044	03/19/25	(40,479)
	CNH	11,526,135	USD	1,589,373	04/22/25	(12,823)
	CNH	7,517,711	USD	1,037,928	05/19/25	(8,025)
	COP	1,118,775,944	USD	256,365	01/16/25	(2,997)
	COP	1,113,652,729	USD	255,601	01/21/25	(3,575)
	COP	1,137,912,578	USD	258,587	01/24/25	(1,183)
	COP	1,141,930,551	USD	258,297	02/03/25	(303)
	COP	3,788,225,033	USD	864,892	03/17/25	(14,004)
	COP	334,467,545	USD	77,900	03/19/25	(2,796)
	CZK	22,418,413	EUR	892,453	02/24/25	(4,184)
	CZK	35,580,169	USD	1,566,798	03/19/25	(102,275)
	EUR	1,548,906	CHF	1,459,658	01/10/25	(5,100)
	EUR	125,975	CZK	3,190,455	02/24/25	(477)
	EUR	5,179,485	GBP	4,304,988	01/10/25	(21,590)
	EUR	7,024,822	SEK	80,862,742	01/10/25	(32,952)
	EUR	10,109,788	USD	10,557,481	01/10/25	(81,006)
	EUR	13,431,138	USD	14,464,567	01/16/25	(542,845)
	EUR	927,960	USD	1,015,189	01/21/25	(53,136)
	EUR	2,705,479	USD	2,949,085	01/23/25	(143,978)
	EUR	2,736,802	USD	2,855,853	02/05/25	(16,849)
	EUR	2,566,001	USD	2,778,722	02/12/25	(116,104)
	EUR	3,371,090	USD	3,559,871	02/28/25	(59,163)
	EUR	2,874,224	USD	3,152,559	03/19/25	(164,836)
	GBP	4,812,589	EUR	5,822,111	01/10/25	(8,934)
	GBP	1,262,181	USD	1,596,715	03/19/25	(17,537)
	HUF	161,250,634	USD	411,927	01/10/25	(6,154)
	HUF	472,929,253	USD	1,225,682	02/13/25	(37,653)
	HUF	364,700,218	USD	971,813	03/19/25	(57,363)
	ILS	1,503,276	USD	421,424	03/19/25	(7,068)
	INR	162,418,134	USD	1,910,000	01/13/25	(15,767)
	INR	143,542,796	USD	1,681,182	03/19/25	(17,463)
	JPY	172,014,466	USD	1,165,787	01/09/25	(71,373)
	JPY	427,106,370	USD	2,840,587	03/19/25	(100,950)
	KRW	2,188,492,261	USD	1,545,259	01/06/25	(62,676)
	KRW	733,193,897	USD	517,829	01/09/25	(21,323)
	KRW	7,185,113,767	USD	5,037,235	01/10/25	(171,457)
	KRW	1,653,344,590	USD	1,157,445	01/13/25	(37,692)
	KRW	2,223,594,263	USD	1,532,740	01/21/25	(26,403)
	KRW	46,373,859	USD	31,841	01/23/25	(424)
	KRW	1,424,794,697	USD	980,251	01/27/25	(14,869)
	KRW	2,278,231,050	USD	1,549,545	01/31/25	(5,766)
	KRW	759,597,918	USD	515,996	02/03/25	(1,222)
	KRW	3,542,598,236	USD	2,547,166	02/13/25	(145,533)
	KRW	286,642,607	USD	215,756	03/12/25	(21,216)
	KRW	630,604,157	USD	476,181	03/19/25	(48,071)
	MXN	20,826,953	USD	1,022,058	01/10/25	(25,082)
	MXN	22,894,971	USD	1,127,169	01/13/25	(31,806)
	MXN	40,414,178	USD	1,938,609	01/21/25	(7,934)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	MXN	40,833,941	USD	1,947,720	02/28/25	$(8,648)
	MXN	3,062,279	USD	149,440	03/19/25	(4,497)
	NOK	13,994,373	USD	1,316,275	01/03/25	(86,916)
	NOK	29,622,762	USD	2,658,896	03/19/25	(57,137)
	NOK	15,303,100	USD	1,350,400	03/26/25	(6,358)
	NZD	6,665,133	AUD	6,039,265	01/10/25	(8,710)
	NZD	2,034,837	AUD	1,850,000	03/18/25	(5,686)
	NZD	19,033,150	USD	10,841,319	01/10/25	(191,703)
	NZD	2,546,359	USD	1,531,239	01/23/25	(106,343)
	NZD	2,935,505	USD	1,747,506	02/10/25	(104,594)
	NZD	1,210,350	USD	712,671	02/12/25	(35,261)
	NZD	1,593,823	USD	946,731	02/14/25	(54,679)
	NZD	3,277,766	USD	1,855,216	02/24/25	(20,474)
	NZD	679,110	USD	393,113	03/19/25	(12,804)
	NZD	4,423,213	USD	2,499,115	03/24/25	(21,814)
	PLN	8,187,188	USD	1,999,757	03/19/25	(23,422)
	SEK	46,037,696	EUR	4,023,856	01/10/25	(6,527)
	SEK	52,779,837	USD	5,101,682	01/08/25	(329,235)
	SEK	2,660,386	USD	242,015	01/10/25	(1,431)
	SEK	27,602,041	USD	2,547,004	03/19/25	(41,425)
	SGD	242,298	USD	178,000	01/10/25	(499)
	SGD	2,910,383	USD	2,250,006	03/12/25	(112,690)
	SGD	2,316,264	USD	1,755,569	03/19/25	(54,062)
	TWD	33,342,951	USD	1,022,400	01/02/25	(6,295)
	TWD	57,204,034	USD	1,761,112	01/06/25	(21,038)
	TWD	55,272,007	USD	1,713,050	01/07/25	(32,513)
	TWD	20,911,846	USD	646,205	01/10/25	(10,408)
	TWD	20,848,570	USD	641,771	01/13/25	(7,921)
	TWD	20,774,083	USD	640,227	01/16/25	(8,666)
	TWD	20,791,343	USD	640,147	01/21/25	(8,101)
	TWD	20,830,665	USD	636,829	01/23/25	(3,603)
	TWD	37,858,450	USD	1,155,260	01/24/25	(4,426)
	TWD	92,510,061	USD	2,863,202	02/20/25	(48,152)
	TWD	77,260,613	USD	2,358,383	02/27/25	(6,458)
	TWD	18,164,710	USD	568,456	03/12/25	(14,959)
	TWD	32,982,451	USD	1,043,873	03/19/25	(38,394)
	USD	240,601	BRL	1,490,867	01/06/25	(436)
	USD	258,530	BRL	1,609,864	02/04/25	(363)
	USD	124,891	BRL	782,170	03/19/25	(6)
	USD	377,000	CAD	542,981	01/10/25	(878)
	USD	579,759	CAD	832,173	03/19/25	(872)
	USD	184,067	CNH	1,349,298	03/19/25	(175)
	USD	2,359,039	HUF	941,256,633	02/13/25	(5,458)
	USD	343,970	ILS	1,273,206	03/19/25	(6,971)
	USD	146,106	JPY	22,795,107	03/19/25	(111)
	USD	1,398,192	NOK	15,994,277	03/19/25	(6,582)
	ZAR	9,461,034	USD	514,131	01/10/25	(13,255)
	ZAR	13,948,465	USD	765,138	02/14/25	(29,032)
	ZAR	15,579,325	USD	865,518	03/13/25	(45,447)

TOTAL						$(5,309,876)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/20/25	$(2,000,000)	$(1,732,489)
Government National Mortgage Association	5.000	TBA - 30yr	01/20/25	(1,000,000)	(969,879)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/01/25	(3,000,000)	(2,330,625)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/01/25	(21,000,000)	(19,736,715)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/01/25	(6,000,000)	(5,786,484)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/01/25	(7,000,000)	(6,391,874)

(PROCEEDS RECEIVED: $(37,936,113))					$(36,948,066)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	186	03/31/25	$38,243,344	$3,377
20 Year U.S. Treasury Bonds	141	03/20/25	16,051,969	(430,373)
5 Year U.S. Treasury Notes	333	03/31/25	35,399,461	(198,676)
Ice 3M Sonia Index	106	03/17/26	31,820,131	(59,646)
Ultra 10-Year U.S. Treasury Notes	5	03/20/25	556,563	147
Ultra Long U.S. Treasury Bonds	192	03/20/25	22,830,000	(838,357)

Total				$(1,523,528)

Short position contracts:
10 Year U.K. Long Gilt	(1)	03/27/25	(115,688)	2,627
10 Year U.S. Treasury Notes	(3)	03/20/25	(326,250)	(37)
Euro-Buxl	(1)	03/06/25	(137,437)	8,741
French 10 Year Government Bonds	(1)	03/06/25	(127,824)	2,681

Total				$14,012

TOTAL FUTURES CONTRACTS				$(1,509,516)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.396%(b)	03/19/25		$333,630	$35,631	$11,892	$23,739
13.750%(b)	1M BID Average(b)	01/04/27	BRL	1,420	6,815	2,963	3,852
Mexico Interbank TIIE 28 Days(c)	9.000(c)	03/17/27	MXN	28,830	(888)	5,409	(6,297)
7.750(d)	12M CPIBR(d)	03/19/27	COP	1,657,970	4,071	(2,789)	6,860
0.250(e)	12M CHFOR(e)	03/19/27	CHF	13,470	(79,027)	(48,883)	(30,144)
2.500(e)	12M EURO(e)	03/19/27	EUR	18,870	(229,923)	(253,411)	23,488
4.000(e)	12M GBP(e)	03/19/27	GBP	1,770	7,714	1,712	6,002

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.750%(e)	12M JYOR(e)	03/19/27	JPY	1,185,000	$(8,196)	$(11,263)	$3,067
3.500(e)	12M SOFR(e)	03/19/27		$2,510	25,977	21,489	4,488
3.000(e)	12M SOFR(e)	03/19/27		37,230	737,366	692,021	45,345
3M STIBOR(d)	2.000%(e)	03/19/27	SEK	103,370	(62,232)	1,016	(63,248)
12M THOR(d)	2.000(d)	03/19/27	THB	19,940	1,576	2,352	(776)
6M EURO(f)	2.500(e)	03/19/27	EUR	2,780	21,873	24,395	(2,522)
12M CDOR(f)	3.000(f)	03/19/27	CAD	3,670	16,255	12,150	4,105
12M SOFR(e)	3.000(e)	03/19/27		$6,450	(127,747)	(120,222)	(7,525)
4.250(d)	3M AUDOR(d)	03/19/27	AUD	5,170	(29,987)	(29,468)	(519)
1.500(d)	3M CNRR(d)	03/19/27	CNY	5,180	(2,214)	(2,529)	315
3.000(d)	3M KWCDC(d)	03/19/27	KRW	796,980	(3,808)	(4,306)	498
6M NIBOR(f)	4.000(e)	03/19/27	NOK	208,000	(77,323)	38,644	(115,967)
12M GBP(e)	4.250(e)	03/19/27	GBP	33,320	48,884	231,129	(182,245)
6M CLICP(f)	4.750(f)	03/19/27	CLP	104,610	(548)	(84)	(464)
6M WIBOR(f)	4.750(e)	03/19/27	PLN	6,350	(9,796)	(6,447)	(3,349)
6.500(e)	6M BUBOR(f)	03/19/27	HUF	362,020	312	(4,204)	4,516
3.500(e)	6M PRIBOR(f)	03/19/27	CZK	45,430	4,491	6,645	(2,154)
3M JIBAR(d)	7.250(d)	03/19/27	ZAR	39,870	(2,351)	5,564	(7,915)
12M GBP(e)	3.500(e)	08/31/27	GBP	22,344	(120,583)	(444,228)	323,645
6M EURO(d)	2.143(b)	11/20/27	EUR	111,010	(564)	84,117	(84,681)
2.180(b)	6M EURO(f)	11/20/27		111,010	5,761	(80,049)	85,810
12M GBP(b)	3.500(b)	12/04/27	GBP	11,134	(55,117)	(27,053)	(28,064)
6M EURO(f)	2.500(e)	05/14/28	EUR	12,352	78,871	(105,748)	184,619
3.695(e)	12M SOFR(e)	05/31/29		$11,610	146,922	11,509	135,413
3.500(e)	12M GBP(e)	08/31/29	GBP	20,633	159,841	(333,291)	493,132
12M SOFR(e)	3.038(e)	09/13/29		$13,150	(215,970)	11,283	(227,253)
2.457(f)	6M CDOR(f)	09/13/29	CAD	17,560	51,905	(12,390)	64,295
3.500(e)	12M GBP(e)	12/06/29	GBP	10,316	78,771	33,826	44,945
13.250(b)	1M BID Average(b)	01/02/30	BRL	3,770	33,236	11,336	21,900
5.000(f)	12M CLICP(f)	03/19/30	CLP	560,650	7,237	(3,152)	10,389
0.750(e)	12M JYOR(e)	03/19/30	JPY	4,183,000	93,815	61,128	32,687
3.750(e)	12M SOFR(e)	03/19/30		$2,060	25,072	2,297	22,775
3.000(e)	12M SOFR(e)	03/19/30		6,610	301,684	263,140	38,544
2.000(d)	12M THOR(d)	03/19/30	THB	33,220	(1,210)	(4,922)	3,712
3M STIBOR(d)	2.250(e)	03/19/30	SEK	95,190	(105,216)	67,296	(172,512)
6M EURO(f)	2.750(e)	03/19/30	EUR	7,490	195,295	259,957	(64,662)
6M PRIBO(f)	3.500(e)	03/19/30	CZK	24,420	(7,541)	1,246	(8,787)
12M GBP(e)	3.750(e)	03/19/30	GBP	80	(1,148)	7	(1,155)
3M NZDOR(d)	4.000(f)	03/19/30	NZD	5,820	74,838	55,858	18,980
6M AUDOR(f)	4.250(f)	03/19/30	AUD	7,340	45,612	55,197	(9,585)
6M BUBOR(f)	6.500(e)	03/19/30	HUF	269,900	(3,431)	7,256	(10,687)
2.750(e)	6M EURO(f)	03/19/30	EUR	940	(24,509)	(32,781)	8,272
12M CPIBR(d)	8.250(d)	03/19/30	COP	2,270,760	(10,182)	11,210	(21,392)
12M CDOR(f)	2.801(f)	09/11/31	CAD	18,450	(46,126)	1,387	(47,513)
3.215(e)	12M SOFR(e)	09/12/31		$13,900	187,996	(12,388)	200,384
3.250(e)	12M SOFR(e)	03/19/32		1,570	74,561	59,596	14,965
6M EURO(f)	3.000(e)	11/10/33	EUR	8,350	210,811	72,833	137,978
1.295(e)	12M JYOR(e)	08/02/34	JPY	583,240	(3,938)	(47,648)	43,710
12M GBP(e)	3.500(e)	08/28/34	GBP	4,144	(108,788)	(125,002)	16,214
6M EURO(f)	2.500(e)	11/08/34	EUR	13,284	8,916	52,471	(43,555)
12M GBP(e)	3.500(e)	12/04/34	GBP	2,116	(57,277)	(37,381)	(19,896)
Mexico Interbank TIIE 28 Days(c)	9.000(c)	03/07/35	MXN	7,390	(8,418)	2,080	(10,498)
2.750(f)	12M CDOR(f)	03/19/35	CAD	1,190	14,474	18,644	(4,170)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.500%(e)	12M CHFOR(e)	03/19/35	CHF	2,350	$(30,095)	$(49,082)	$18,987
5.250(f)	12M CLICP(f)	03/19/35	CLP	126,500	2,617	(1,413)	4,030
3.250(e)	12M SOFR(e)	03/19/35		$4,080	270,445	213,112	57,333
3M STIBOR(d)	2.500%(e)	03/19/35	SEK	42,710	(74,481)	83,817	(158,298)
12M SOFR(e)	3.250(e)	03/19/35		$640	(42,423)	(34,062)	(8,361)
6M PRIBO(f)	3.750(e)	03/19/35	CZK	1,780	(382)	904	(1,286)
12M GBP(e)	3.750(e)	03/19/35	GBP	1,100	(34,149)	(1,549)	(32,600)
3.000(d)	3M KWCDC(d)	03/19/35	KRW	668,510	(9,456)	(18,055)	8,599
3M NZDOR(d)	4.250(f)	03/19/35	NZD	5,750	86,294	83,379	2,915
6M AUDOR(f)	4.500(f)	03/19/35	AUD	3,370	27,216	43,282	(16,066)
6.750(e)	6M BUBOR(f)	03/19/35	HUF	24,470	437	(1,038)	1,475
2.750(e)	6M EURO(f)	03/19/35	EUR	7,230	(266,579)	(352,040)	85,461
3.750(e)	6M NIBOR(f)	03/19/35	NOK	16,770	31,886	(16,703)	48,589
5.000(e)	6M WIBOR(f)	03/19/35	PLN	390	1,069	1,498	(429)
12M CPIBR(d)	8.500(d)	03/19/35	COP	851,120	(9,484)	4,799	(14,283)
3M JIBAR(d)	9.000(d)	03/19/35	ZAR	1,170	664	1,680	(1,016)
6M EURO(f)	2.152(e)	08/09/37	EUR	6,920	(118,541)	(678,655)	560,114
6M EURO(f)	3.000(e)	01/25/39		7,960	130,096	21,178	108,918
12M SOFR(e)	3.944(e)	12/13/39		$8,390	(75,527)	(26,393)	(49,134)
1.451(e)	6M EURO(f)	08/10/42	EUR	17,610	598,293	(645,692)	1,243,985
2.500(e)	6M EURO(f)	01/25/44		19,040	(167,609)	(2,459)	(165,150)
12M JYOR(e)	2.160(e)	08/02/44	JPY	701,250	(61,747)	(52,731)	(9,016)
2.500(e)	6M EURO(f)	11/08/44	EUR	8,506	(76,158)	(120,211)	44,053
6M EURO(f)	1.051(e)	08/11/47		10,280	(271,047)	(814,862)	543,815
6M EURO(f)	2.000(e)	01/25/49		11,360	88,529	(11,408)	99,937
2.000(e)	6M EURO(f)	05/17/53		3,290	(29,917)	(30,395)	478
2.500(e)	6M EURO(f)	11/10/53		4,070	(244,292)	(234,347)	(9,945)
3.356(e)	12M SOFR(e)	12/13/54		$4,220	64,296	28,446	35,850
2.500(e)	6M EURO(f)	03/19/55	EUR	2,980	(236,600)	(347,358)	110,758

TOTAL					$855,880	$(2,504,942)	$3,360,822

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made at monthly.
(d)	Payments made quarterly.
(e)	Payments made annually.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.865%	JPMorgan Securities, Inc.	12/15/56	$2,000	$(214,257)	$(251,650)	$37,393

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	3.128%	12/20/29	$2,900	$226,687	$232,148	$(5,461)
CDX.NA.IG Index 43	1.000	0.499	12/20/29	7,500	170,060	168,907	1,153

TOTAL					$396,747	$401,055	$(4,308)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	2,980,000	$2,980,000	$30,767	$37,711	$(6,944)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	2,980,000	2,980,000	36,237	40,476	(4,239)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	3,010,000	3,010,000	39,548	45,242	(5,694)
3M IRS	MS & Co. Int. PLC	3.500	02/24/2025	4,990,000	4,990,000	5,271	17,665	(12,394)

Total purchased option contracts				13,960,000	$13,960,000	$111,823	$141,094	$(29,271)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(880,000)	(880,000)	(29,057)	(37,805)	8,748
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(870,000)	(870,000)	(30,922)	(40,186)	9,264
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(890,000)	(890,000)	(38,090)	(45,471)	7,381
1M IRS	BofA Securities LLC	2.287	01/20/2025	(1,990,000)	(1,990,000)	(5,441)	(12,142)	6,701
1M IRS	Citibank NA	3.681	01/06/2025	(2,300,000)	(2,300,000)	(2)	(17,538)	17,536
1M IRS	Citibank NA	2.227	01/16/2025	(1,990,000)	(1,990,000)	(2,276)	(12,993)	10,717
1M IRS	Citibank NA	2.356	01/27/2025	(2,000,000)	(2,000,000)	(12,701)	(13,032)	331
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(2,040,000)	(2,040,000)	(4)	(12,941)	12,937
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(2,250,000)	(2,250,000)	(23,400)	(20,250)	(3,150)
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(2,240,000)	(2,240,000)	(2,805)	(17,808)	15,003
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(2,250,000)	(2,250,000)	(10,740)	(19,519)	8,779

				(19,700,000)	$(19,700,000)	$(155,438)	$(249,685)	$94,247

Puts
1M IRS	BofA Securities LLC	2.287	01/20/2025	(1,990,000)	(1,990,000)	(18,159)	(12,142)	(6,017)
1M IRS	Citibank NA	3.681	01/06/2025	(2,300,000)	(2,300,000)	(73,642)	(17,538)	(56,104)
1M IRS	Citibank NA	2.227	01/16/2025	(1,990,000)	(1,990,000)	(26,074)	(12,993)	(13,081)
1M IRS	Citibank NA	2.356	01/27/2025	(2,000,000)	(2,000,000)	(12,345)	(13,032)	687
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(2,040,000)	(2,040,000)	(47,288)	(12,941)	(34,347)
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(2,250,000)	(2,250,000)	(14,963)	(20,250)	5,287
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(2,240,000)	(2,240,000)	(34,679)	(17,808)	(16,871)
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(2,250,000)	(2,250,000)	(23,862)	(19,519)	(4,343)

				(17,060,000)	$(17,060,000)	$(251,012)	$(126,223)	$(124,789)

Total written option contracts				(36,760,000)	$(36,760,000)	$(406,450)	$(375,908)	$(30,542)

TOTAL				(22,800,000)	$(22,800,000)	$(294,627)	$(234,814)	$(59,813)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$6.075	01/02/2025	3,745,000	$3,745,000	$66,418	$51,419	$14,999
Call USD/Put KRW	Barclays Bank PLC	1,504.000	03/10/2025	5,023,000	5,023,000	46,617	49,672	(3,055)
Call USD/Put ZAR	Barclays Bank PLC	18.340	03/11/2025	2,536,000	2,536,000	106,961	44,430	62,531
Call USD/Put CNY	BNP Paribas SA	7.470	05/15/2025	5,012,000	5,012,000	39,088	35,610	3,478
Call USD/Put COP	BofA Securities LLC	4,450.000	03/13/2025	2,530,000	2,530,000	55,043	50,180	4,863
Call USD/Put HUF	BofA Securities LLC	392.000	02/11/2025	3,768,000	3,768,000	87,418	62,180	25,238
Call USD/Put KRW	BofA Securities LLC	1,373.100	01/08/2025	10,042,000	10,042,000	705,681	102,599	603,082
Call USD/Put KRW	BofA Securities LLC	1,411.000	02/11/2025	7,537,000	7,537,000	334,982	90,851	244,131
Call USD/Put KRW	BofA Securities LLC	1,460.000	02/11/2025	5,095,000	5,095,000	92,760	64,299	28,461
Call USD/Put KRW	BofA Securities LLC	1,374.500	03/10/2025	10,100,000	10,100,000	681,801	126,705	555,096
Call USD/Put SGD	BofA Securities LLC	1.326	03/10/2025	5,050,000	5,050,000	140,481	28,280	112,201
Call USD/Put TWD	BofA Securities LLC	32.300	01/03/2025	10,145,000	10,145,000	157,329	88,505	68,824
Call USD/Put ZAR	BofA Securities LLC	18.750	02/12/2025	2,513,000	2,513,000	55,721	45,468	10,253
Call USD/Put HUF	Citibank NA	406.800	02/20/2025	3,732,000	3,732,000	35,461	44,504	(9,043)
Call USD/Put TWD	Citibank NA	32.650	01/03/2025	10,050,000	10,050,000	53,114	60,853	(7,739)
Call USD/Put MXN	Deutsche Bank AG	20.540	01/09/2025	2,506,000	2,506,000	44,805	50,757	(5,952)
Call USD/Put TWD	Deutsche Bank AG	32.300	03/10/2025	10,100,000	10,100,000	205,404	109,848	95,556
Call USD/Put TWD	Deutsche Bank AG	32.950	03/10/2025	7,464,000	7,464,000	65,750	60,354	5,396
Call USD/Put CNY	HSBC Bank PLC	7.390	01/09/2025	4,779,000	4,779,000	5,027	26,739	(21,712)
Call USD/Put CNY	HSBC Bank PLC	7.390	03/14/2025	5,012,000	5,012,000	38,417	31,686	6,731
Call USD/Put TWD	HSBC Bank PLC	32.630	02/18/2025	7,493,000	7,493,000	93,700	70,314	23,386
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.540	02/04/2025	2,266,000	2,266,000	2,220	20,928	(18,708)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	2,225,000	2,225,000	12,768	24,242	(11,474)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.600	02/20/2025	4,546,000	4,546,000	6,367	27,878	(21,511)
Call USD/Put BRL	JPMorgan Securities, Inc.	6.350	02/24/2025	2,539,000	2,539,000	48,396	49,691	(1,295)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CNY	JPMorgan Securities, Inc.	$7.387	01/17/2025	4,803,000	$4,803,000	$10,932	$26,441	$(15,509)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.383	01/21/2025	4,810,000	4,810,000	13,372	28,100	(14,728)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.210	02/06/2025	4,987,000	4,987,000	96,249	45,731	50,518
Call USD/Put CNY	JPMorgan Securities, Inc.	7.326	02/26/2025	2,530,000	2,530,000	25,436	17,153	8,283
Call USD/Put BRL	MS & Co. Int. PLC	6.000	02/24/2025	2,513,000	2,513,000	122,529	53,580	68,949
Call USD/Put CNY	MS & Co. Int. PLC	7.314	02/06/2025	5,025,000	5,025,000	45,728	30,954	14,774
Call USD/Put CNY	Standard Chartered Bank	7.360	04/16/2025	5,015,000	5,015,000	56,213	46,143	10,070
Call USD/Put INR	Standard Chartered Bank	86.450	06/13/2025	2,519,000	2,519,000	30,916	18,432	12,484
Call USD/Put KRW	Standard Chartered Bank	1,420.000	03/10/2025	5,025,000	5,025,000	199,658	63,752	135,906
Call USD/Put TWD	Standard Chartered Bank	33.150	02/25/2025	7,535,000	7,535,000	42,528	39,190	3,338
Call EUR/Put PLN	UBS AG (London)	4.373	02/03/2025	4,609,000	4,609,000	5,672	62,334	(56,662)
Call USD/Put MXN	UBS AG (London)	21.170	01/16/2025	5,608,000	5,608,000	29,756	107,505	(77,749)
Call USD/Put MXN	UBS AG (London)	21.340	02/26/2025	5,703,000	5,703,000	85,391	125,751	(40,360)
Call USD/Put ZAR	UBS AG (London)	19.310	03/11/2025	2,512,000	2,512,000	38,576	35,685	2,891

				199,002,000	$199,002,000	$3,984,685	$2,118,743	$1,865,942

Puts
Put AUD/Call USD	Barclays Bank PLC	0.644	02/24/2025	3,730,000	3,730,000	101,252	29,791	71,461
Put EUR/Call USD	Barclays Bank PLC	1.089	01/21/2025	2,203,000	2,203,000	114,172	30,608	83,564
Put NZD/Call USD	Barclays Bank PLC	0.572	01/21/2025	13,113,000	13,113,000	182,699	59,025	123,674
Put NZD/Call USD	Barclays Bank PLC	0.588	02/12/2025	4,217,000	4,217,000	121,038	36,976	84,062
Put EUR/Call USD	BNP Paribas SA	1.040	02/26/2025	7,189,529	7,189,529	101,767	72,351	29,416
Put NZD/Call USD	BNP Paribas SA	0.554	03/20/2025	13,048,000	13,048,000	116,207	95,851	20,356
Put USD/Call CNY	BNP Paribas SA	7.020	01/09/2025	4,779,000	4,779,000	24	55,675	(55,651)
Put AUD/Call USD	BofA Securities LLC	0.646	02/27/2025	5,693,000	5,693,000	162,872	52,831	110,041
Put EUR/Call USD	BofA Securities LLC	1.088	01/17/2025	2,292,000	2,292,000	117,813	26,596	91,217
Put EUR/Call USD	BofA Securities LLC	1.045	01/17/2025	2,354,000	2,354,000	28,763	23,140	5,623
Put EUR/Call USD	BofA Securities LLC	1.047	02/26/2025	2,390,850	2,390,850	42,914	29,695	13,219
Put NZD/Call USD	BofA Securities LLC	0.589	01/21/2025	8,264,000	8,264,000	244,123	50,805	193,318
Put NZD/Call USD	BofA Securities LLC	0.578	01/21/2025	8,568,000	8,568,000	163,679	59,874	103,805
Put NZD/Call USD	BofA Securities LLC	0.560	02/20/2025	8,699,000	8,699,000	82,400	60,729	21,671
Put AUD/Call USD	Citibank NA	0.625	02/27/2025	5,973,000	5,973,000	81,795	44,218	37,577
Put NZD/Call USD	Citibank NA	0.574	02/06/2025	8,636,000	8,636,000	146,342	47,705	98,637
Put EUR/Call USD	Deutsche Bank AG	1.068	01/21/2025	6,930,000	6,930,000	217,421	52,059	165,362
Put AUD/Call USD	JPMorgan Securities, Inc.	0.673	02/24/2025	3,674,000	3,674,000	197,913	59,180	138,733
Put EUR/Call USD	JPMorgan Securities, Inc.	1.043	01/14/2025	7,235,000	7,235,000	70,080	49,464	20,616

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put EUR/Call USD	JPMorgan Securities, Inc.	$1.075	02/10/2025	6,934,000	$6,934,000	$264,305	$76,811	$187,494
Put GBP/Call USD	JPMorgan Securities, Inc.	1.258	01/20/2025	3,965,000	3,965,000	48,854	44,518	4,336
Put NZD/Call USD	JPMorgan Securities, Inc.	0.588	02/06/2025	8,313,000	8,313,000	240,621	68,671	171,950
Put EUR/Call USD	Standard Chartered Bank	1.037	02/03/2025	7,128,000	7,128,000	72,395	64,835	7,560
Put USD/Call KRW	Standard Chartered Bank	1,325.800	03/10/2025	5,050,000	5,050,000	288	21,947	(21,659)
Put USD/Call SGD	Standard Chartered Bank	1.263	03/10/2025	5,050,000	5,050,000	81	10,908	(10,827)
Put AUD/Call USD	UBS AG (London)	0.628	03/11/2025	3,982,000	3,982,000	65,143	37,753	27,390

				159,410,379	$159,410,379	$2,984,961	$1,262,016	$1,722,945

Total purchased option contracts				358,412,379	$358,412,379	$6,969,646	$3,380,759	$3,588,887

Written option contracts
Calls
Call EUR/Put CHF	Barclays Bank PLC	0.930	01/03/2025	(2,166,000)	(2,166,000)	(23,814)	(16,884)	(6,930)
Call EUR/Put CHF	Barclays Bank PLC	0.938	01/29/2025	(2,171,000)	(2,171,000)	(13,403)	(13,399)	(4)
Call EUR/Put GBP	Barclays Bank PLC	0.827	01/14/2025	(2,170,000)	(2,170,000)	(8,297)	(10,902)	2,605
Call EUR/Put GBP	Barclays Bank PLC	0.831	01/15/2025	(2,164,000)	(2,164,000)	(4,299)	(11,312)	7,013
Call USD/Put KRW	Barclays Bank PLC	1,374.500	03/10/2025	(5,050,000)	(5,050,000)	(340,900)	(156,560)	(184,340)
Call USD/Put ZAR	Barclays Bank PLC	18.750	02/12/2025	(2,513,000)	(2,513,000)	(55,721)	(17,566)	(38,155)
Call USD/Put CNY	BNP Paribas SA	7.390	01/09/2025	(4,779,000)	(4,779,000)	(5,028)	(17,061)	12,033
Call USD/Put CNY	BNP Paribas SA	7.383	01/21/2025	(4,810,000)	(4,810,000)	(13,372)	(8,985)	(4,387)
Call USD/Put SGD	BNP Paribas SA	1.326	03/10/2025	(5,050,000)	(5,050,000)	(140,481)	(37,168)	(103,313)
Call AUD/Put NZD	BofA Securities LLC	1.098	01/07/2025	(3,573,000)	(3,573,000)	(18,004)	(11,343)	(6,661)
Call EUR/Put CHF	BofA Securities LLC	0.931	01/14/2025	(2,170,000)	(2,170,000)	(22,437)	(12,366)	(10,071)
Call USD/Put KRW	BofA Securities LLC	1,334.700	01/08/2025	(5,021,000)	(5,021,000)	(483,221)	(106,089)	(377,132)
Call USD/Put KRW	BofA Securities LLC	1,373.100	01/08/2025	(7,531,500)	(7,531,500)	(529,261)	(165,520)	(363,741)
Call USD/Put KRW	BofA Securities LLC	1,411.000	02/11/2025	(5,021,674)	(5,021,674)	(223,188)	(136,866)	(86,322)
Call USD/Put KRW	BofA Securities LLC	1,325.800	03/10/2025	(5,050,000)	(5,050,000)	(503,571)	(127,765)	(375,806)
Call USD/Put KRW	BofA Securities LLC	1,420.000	03/10/2025	(5,025,000)	(5,025,000)	(199,658)	(77,888)	(121,770)
Call USD/Put SGD	BofA Securities LLC	1.340	01/09/2025	(2,283,000)	(2,283,000)	(41,911)	(13,556)	(28,355)
Call USD/Put TWD	BofA Securities LLC	31.620	01/03/2025	(5,073,000)	(5,073,000)	(183,612)	(87,210)	(96,402)
Call AUD/Put NZD	Citibank NA	1.103	01/03/2025	(3,519,000)	(3,519,000)	(7,538)	(12,410)	4,872
Call AUD/Put NZD	Citibank NA	1.103	01/29/2025	(3,636,000)	(3,636,000)	(15,077)	(11,611)	(3,466)
Call EUR/Put SEK	Citibank NA	11.490	01/14/2025	(2,170,000)	(2,170,000)	(5,808)	(12,917)	7,109
Call USD/Put HUF	Citibank NA	392.000	02/11/2025	(3,768,000)	(3,768,000)	(87,418)	(100,116)	12,698
Call USD/Put TWD	Citibank NA	32.300	01/03/2025	(10,145,000)	(10,145,000)	(157,329)	(109,566)	(47,763)
Call EUR/Put CHF	Deutsche Bank AG	0.937	01/15/2025	(2,164,000)	(2,164,000)	(12,037)	(13,436)	1,399
Call USD/Put TWD	Deutsche Bank AG	31.400	03/10/2025	(5,050,000)	(5,050,000)	(219,377)	(110,019)	(109,358)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put TWD	Deutsche Bank AG	$32.300	03/10/2025	(10,100,000)	$(10,100,000)	$(205,404)	$(181,285)	$(24,119)
Call EUR/Put CZK	HSBC Bank PLC	25.600	02/20/2025	(4,546,000)	(4,546,000)	(6,367)	(6,460)	93
Call USD/Put CNY	HSBC Bank PLC	7.387	01/17/2025	(4,803,000)	(4,803,000)	(10,932)	(6,652)	(4,280)
Call USD/Put TWD	HSBC Bank PLC	32.650	01/03/2025	(10,050,000)	(10,050,000)	(53,114)	(64,169)	11,055
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.107	01/21/2025	(3,551,000)	(3,551,000)	(8,677)	(10,328)	1,651
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	(2,225,000)	(2,225,000)	(12,768)	(28,490)	15,722
Call EUR/Put GBP	JPMorgan Securities, Inc.	0.829	01/03/2025	(2,171,000)	(2,171,000)	(1,684)	(12,870)	11,186
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.510	01/03/2025	(2,166,000)	(2,166,000)	(503)	(15,398)	14,895
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.500	01/07/2025	(2,183,000)	(2,183,000)	(2,270)	(13,976)	11,706
Call USD/Put BRL	JPMorgan Securities, Inc.	6.000	02/24/2025	(2,513,000)	(2,513,000)	(122,529)	(110,695)	(11,834)
Call USD/Put BRL	MS & Co. Int. PLC	6.075	01/02/2025	(3,745,000)	(3,745,000)	(66,418)	(23,107)	(43,311)
Call USD/Put CNY	MS & Co. Int. PLC	7.210	02/06/2025	(4,987,000)	(4,987,000)	(96,249)	(62,677)	(33,572)
Call USD/Put KRW	MS & Co. Int. PLC	1,411.000	02/11/2025	(2,515,326)	(2,515,326)	(111,794)	(53,929)	(57,865)
Call USD/Put CNY	Standard Chartered Bank	7.314	02/06/2025	(5,025,000)	(5,025,000)	(45,728)	(32,145)	(13,583)
Call USD/Put KRW	Standard Chartered Bank	1,373.100	01/08/2025	(2,510,500)	(2,510,500)	(176,420)	(59,047)	(117,373)
Call USD/Put KRW	Standard Chartered Bank	1,374.500	03/10/2025	(5,050,000)	(5,050,000)	(340,900)	(134,891)	(206,009)
Call USD/Put TWD	Standard Chartered Bank	32.630	02/18/2025	(7,493,000)	(7,493,000)	(93,700)	(88,942)	(4,758)
Call EUR/Put GBP	UBS AG (London)	0.829	01/07/2025	(2,183,000)	(2,183,000)	(3,399)	(12,026)	8,627
Call EUR/Put SEK	UBS AG (London)	11.450	01/23/2025	(2,173,000)	(2,173,000)	(12,218)	(13,564)	1,346
Call USD/Put CAD	UBS AG (London)	1.413	01/10/2025	(2,283,000)	(2,283,000)	(38,895)	(15,010)	(23,885)
Call USD/Put MXN	UBS AG (London)	20.540	01/09/2025	(2,506,000)	(2,506,000)	(44,805)	(75,456)	30,651
Call USD/Put MXN	UBS AG (London)	21.170	01/16/2025	(5,608,000)	(5,608,000)	(29,756)	(83,671)	53,915
Call USD/Put ZAR	UBS AG (London)	18.340	03/11/2025	(2,536,000)	(2,536,000)	(106,961)	(96,774)	(10,187)

				(194,996,000)	$(194,996,000)	$(4,906,253)	$(2,600,077)	$(2,306,176)

Puts
Put AUD/Call USD	Barclays Bank PLC	0.673	02/24/2025	(3,674,000)	(3,674,000)	(197,913)	(72,919)	(124,994)
Put EUR/Call CHF	Barclays Bank PLC	0.930	01/03/2025	(2,166,000)	(2,166,000)	(33)	(16,884)	16,851
Put EUR/Call CHF	Barclays Bank PLC	0.938	01/29/2025	(2,171,000)	(2,171,000)	(12,656)	(13,399)	743
Put EUR/Call GBP	Barclays Bank PLC	0.827	01/14/2025	(2,170,000)	(2,170,000)	(5,930)	(10,902)	4,972
Put EUR/Call GBP	Barclays Bank PLC	0.831	01/15/2025	(2,164,000)	(2,164,000)	(12,647)	(11,312)	(1,335)
Put NZD/Call USD	Barclays Bank PLC	0.578	01/21/2025	(8,568,000)	(8,568,000)	(163,679)	(58,962)	(104,717)
Put EUR/Call USD	BNP Paribas SA	1.068	01/21/2025	(6,930,000)	(6,930,000)	(217,421)	(139,856)	(77,565)
Put EUR/Call USD	BNP Paribas SA	1.075	02/10/2025	(6,934,000)	(6,934,000)	(264,305)	(132,039)	(132,266)
Put NZD/Call USD	BNP Paribas SA	0.572	01/21/2025	(13,113,000)	(13,113,000)	(182,699)	(143,602)	(39,097)
Put AUD/Call NZD	BofA Securities LLC	1.098	01/07/2025	(3,573,000)	(3,573,000)	(340)	(11,343)	11,003
Put EUR/Call CHF	BofA Securities LLC	0.931	01/14/2025	(2,170,000)	(2,170,000)	(2,482)	(12,367)	9,885
Put EUR/Call USD	BofA Securities LLC	1.088	01/17/2025	(2,292,000)	(2,292,000)	(117,814)	(51,412)	(66,402)
Put EUR/Call USD	BofA Securities LLC	1.045	01/17/2025	(2,354,000)	(2,354,000)	(28,763)	(20,507)	(8,256)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put NZD/Call USD	BofA Securities LLC	$0.589	01/21/2025	(8,264,000)	$(8,264,000)	$(244,123)	$(101,839)	$(142,284)
Put NZD/Call USD	BofA Securities LLC	0.574	02/06/2025	(8,636,000)	(8,636,000)	(146,342)	(110,778)	(35,564)
Put NZD/Call USD	BofA Securities LLC	0.588	02/12/2025	(4,217,000)	(4,217,000)	(121,038)	(55,406)	(65,632)
Put USD/Call SGD	BofA Securities LLC	1.340	01/09/2025	(2,283,000)	(2,283,000)	(43)	(13,556)	13,513
Put USD/Call SGD	BofA Securities LLC	1.263	03/10/2025	(5,050,000)	(5,050,000)	(81)	(26,285)	26,204
Put AUD/Call NZD	Citibank NA	1.103	01/03/2025	(3,519,000)	(3,519,000)	(941)	(12,410)	11,469
Put AUD/Call NZD	Citibank NA	1.103	01/29/2025	(3,636,000)	(3,636,000)	(8,541)	(11,611)	3,070
Put AUD/Call USD	Citibank NA	0.646	02/27/2025	(5,693,000)	(5,693,000)	(162,872)	(98,677)	(64,195)
Put EUR/Call SEK	Citibank NA	11.490	01/14/2025	(2,170,000)	(2,170,000)	(12,059)	(12,918)	859
Put NZD/Call USD	Citibank NA	0.588	02/06/2025	(8,313,000)	(8,313,000)	(240,621)	(99,122)	(141,499)
Put EUR/Call CHF	Deutsche Bank AG	0.937	01/15/2025	(2,164,000)	(2,164,000)	(6,597)	(13,436)	6,839
Put EUR/Call USD	Deutsche Bank AG	1.089	01/21/2025	(2,203,000)	(2,203,000)	(114,172)	(31,330)	(82,842)
Put EUR/Call USD	Deutsche Bank AG	1.085	01/30/2025	(3,461,000)	(3,461,000)	(166,401)	(47,361)	(119,040)
Put USD/Call CNY	HSBC Bank PLC	7.020	01/09/2025	(4,779,000)	(4,779,000)	(24)	(25,085)	25,061
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.107	01/21/2025	(3,551,000)	(3,551,000)	(9,119)	(10,328)	1,209
Put EUR/Call GBP	JPMorgan Securities, Inc.	0.829	01/03/2025	(2,171,000)	(2,171,000)	(4,364)	(12,870)	8,506
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.510	01/03/2025	(2,166,000)	(2,166,000)	(10,397)	(15,398)	5,001
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.500	01/07/2025	(2,183,000)	(2,183,000)	(10,300)	(13,976)	3,676
Put GBP/Call USD	JPMorgan Securities, Inc.	1.234	01/20/2025	(3,965,000)	(3,965,000)	(11,963)	(18,924)	6,961
Put USD/Call CNY	JPMorgan Securities, Inc.	7.022	01/17/2025	(4,803,000)	(4,803,000)	(279)	(25,437)	25,158
Put USD/Call CNY	JPMorgan Securities, Inc.	7.010	01/21/2025	(4,810,000)	(4,810,000)	(361)	(26,219)	25,858
Put EUR/Call USD	Standard Chartered Bank	1.043	01/14/2025	(7,235,000)	(7,235,000)	(70,080)	(60,625)	(9,455)
Put AUD/Call USD	UBS AG (London)	0.644	02/24/2025	(3,730,000)	(3,730,000)	(101,252)	(61,774)	(39,478)
Put EUR/Call GBP	UBS AG (London)	0.829	01/07/2025	(2,183,000)	(2,183,000)	(5,870)	(12,026)	6,156
Put EUR/Call SEK	UBS AG (London)	11.450	01/23/2025	(2,173,000)	(2,173,000)	(11,000)	(13,564)	2,564
Put USD/Call CAD	UBS AG (London)	1.413	01/10/2025	(2,283,000)	(2,283,000)	(769)	(15,011)	14,242

				(163,920,000)	$(163,920,000)	$(2,666,291)	$(1,641,470)	$(1,024,821)

Total written option contracts				(358,916,000)	$(358,916,000)	$(7,572,544)	$(4,241,547)	$(3,330,997)

TOTAL				(503,621)	$(503,621)	$(602,898)	$(860,788)	$257,890

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CHF	— Swiss Franc
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 46.5%
Collateralized Mortgage Obligations – 2.6%
Sequential Fixed Rate – 0.8%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
$3,351,046	5.943	%(a)(b)(c)	12/01/63	$ 3,365,489
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
67,381	6.500		02/15/36	69,798
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
158,998	5.000		02/15/34	158,735
Federal National Mortgage Association REMICS Series 2011-99, Class DB
293,728	5.000		10/25/41	291,706
Federal National Mortgage Association REMICS Series 2012- 111, Class B
54,570	7.000		10/25/42	57,729
Federal National Mortgage Association REMICS Series 2012- 153, Class B
191,641	7.000		07/25/42	204,336
Federal National Mortgage Association REMICS Series 2011-52, Class GB
314,605	5.000		06/25/41	312,708
Government National Mortgage Association REMICS Series 2021-135, Class A
13,019,291	2.000	(a)	08/20/51	10,317,574
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
3,392,058	5.853	(a)(b)(c)	11/25/64	3,403,596
OBX Trust Series 2024-NQM1, Class A2
289,955	6.253	(a)(b)(c)	11/25/63	291,351

				18,473,022

Sequential Floating Rate(a) – 1.8%
Angel Oak Mortgage Trust Series 2021-6, Class A1
6,752	1.458	(b)(d)	09/25/66	5,576
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(b)(d)	02/25/55	424,310
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(b)(d)	02/25/50	1,422,369
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
304,993	6.219	(b)(d)	01/25/34	307,219
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
1,550,000	6.569	(b)(d)	03/25/44	1,570,539
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
5,500,438	5.769	(b)(d)	05/25/44	5,517,474
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
6,525,000	5.819	(b)(d)	08/25/44	6,548,757
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
770,176	6.119	(b)(d)	10/25/41	774,493

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$884,000	6.219	%(b)(d)	12/25/41	$ 892,999
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
739,908	8.469	(b)(d)	04/25/43	795,609
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
730,000	7.660	(b)(d)	06/25/43	769,354
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	6.369	(b)(d)	01/25/44	1,309,481
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
3,525,000	6.369	(b)(d)	02/25/44	3,557,045
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
1,862,235	5.569	(b)(d)	07/25/44	1,861,089
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,100,000	6.269	(b)(d)	07/25/44	1,104,795
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
37,457	4.633	(d)	01/19/36	41,570
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
28,174	5.173	(d)	10/25/34	27,121
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,970,118	2.520	(b)(d)	05/25/52	2,511,736
JP Morgan Mortgage Trust Series 2024-1, Class A2
5,071,278	6.000	(b)(d)	06/25/54	5,062,165
JP Morgan Mortgage Trust Series 2024-4, Class A5A
2,125,000	6.000	(b)(d)	10/25/54	2,114,356
JP Morgan Mortgage Trust Series 2024-5, Class A6
2,243,382	6.000	(b)(d)	11/25/54	2,251,216
JP Morgan Mortgage Trust Series 2024-INV1, Class A3
2,197,415	5.500	(b)(d)	04/25/55	2,151,921
Mill City Mortgage Loan Trust Series 2017-2, Class A3
196,422	3.250	(b)(d)	07/25/59	189,737
Verus Securitization Trust Series 2022-INV1, Class A1
224,450	5.041	(b)(c)	08/25/67	222,819
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
7,039	5.637	(d)	02/25/33	6,758

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
$77,384	3.500	%(b)(d)	07/25/49	$ 68,595

				41,509,103

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 59,982,125

Commercial Mortgage-Backed Securities – 6.1%
Regular Floater(b)(d) – 0.1%
BX Commercial Mortgage Trust Series 2024-GPA3, Class A (1 mo. USD Term SOFR + 1.293%)
$2,700,000	5.800%		12/15/39	$ 2,700,540

Sequential Fixed Rate – 2.7%
Bank Series 2019-BN21, Class A5
950,000	2.851	(a)	10/17/52	855,429
Bank Series 2023-BNK46, Class A4
3,350,000	5.745	(a)	08/15/56	3,459,237
Bank Series 2024-BNK47, Class A5
4,353,000	5.716	(a)	06/15/57	4,494,795
Bank5 Series 2024-5YR7, Class A3
3,950,000	5.769	(a)	06/15/57	4,045,582
Bank5 Series 2024-5YR8, Class A3
2,250,000	5.884	(a)	08/15/57	2,311,074
Bank5 Series 2024-5YR11, Class A3
3,100,000	5.893	(a)	11/15/57	3,199,997
BBCMS Mortgage Trust Series 2024-5C29, Class A3
4,450,000	5.208	(a)	09/15/57	4,453,271
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,325,000	5.754	(a)	07/15/56	1,369,078
BMO Mortgage Trust Series 2023-C5, Class A5
4,400,000	5.765	(a)	06/15/56	4,537,056
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(a)	12/15/56	3,177,291
BMO Mortgage Trust Series 2024-C9, Class A5
3,650,000	5.759	(a)	07/15/57	3,773,902
BMO Mortgage Trust Series 2024-5C6, Class A3
1,900,000	5.316	(a)	09/15/57	1,907,526
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(b)	10/13/27	2,405,643
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(b)	08/10/44	5,586,452
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(b)	05/10/41	3,984,242
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)	10/25/33	3,417,657
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
3,678,000	3.024	(b)	01/05/39	3,389,677
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(b)	11/13/41	6,833,320

				63,201,229

Sequential Floating Rate – 3.3%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778	(d)	11/15/54	2,090,534

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Bank5 Series 2024-5YR9, Class AS
$3,950,000	6.182	%(a)(d)	08/15/57	$ 4,068,196
BBCMS Mortgage Trust Series 2024-C26, Class B
4,040,000	5.943	(a)(d)	05/15/57	4,114,351
Benchmark Mortgage Trust Series 2024-V8, Class A3
2,800,000	6.189	(a)(d)	07/15/57	2,910,343
BMO Mortgage Trust Series 2024-5C6, Class AS
3,400,000	5.755	(a)(d)	09/15/57	3,433,074
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
3,134,730	5.839	(b)(d)	02/15/39	3,148,547
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
3,098,388	5.789	(b)(d)	03/15/41	3,111,840
BX Commercial Mortgage Trust Series 2024-MDHS, Class A (1 mo. USD Term SOFR + 1.641%)
1,651,885	6.038	(b)(d)	05/15/41	1,660,212
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
2,015,000	6.088	(b)(d)	08/15/39	2,026,340
BX Trust Series 2021-ARIA, Class C (1 mo. USD Term SOFR + 1.760%)
1,350,000	6.158	(b)(d)	10/15/36	1,345,563
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
919,708	6.848	(b)(d)	08/15/39	923,580
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	6.039	(b)(d)	02/15/41	4,730,718
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	6.487	(b)(d)	03/15/41	1,453,391
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	7.436	(b)(d)	03/15/41	502,385
DC Trust Series 2024-HLTN, Class A
2,050,000	5.727	(b)(d)	04/13/40	2,064,619
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)(d)	11/25/32	3,332,263
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
2,191,991	5.346	(a)(d)	02/25/33	2,196,150
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(d)	10/25/28	1,361,367
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
3,675,000	5.797	(b)(d)	10/05/39	3,722,082
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	6.287	(b)(d)	08/15/41	5,168,398
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(b)	11/13/41	2,252,867
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
3,025,000	6.138	(b)(d)	04/15/41	3,018,539

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
TYSN Mortgage Trust Series 2023-CRNR, Class A
$4,410,000	6.580	%(b)(d)	12/10/33	$ 4,607,297
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	5.308	(b)(d)	07/15/35	4,158,326
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
4,900,000	6.088	(b)(d)	08/15/41	4,885,383
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
2,700,000	6.687	(b)(d)	08/15/41	2,697,411
				74,983,776

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 140,885,545

Federal Agencies – 37.8%
Adjustable Rate Federal National Mortgage Association(d) –0.0% (1 yr. CMT + 2.164%)
$807	6.987		06/01/33	$ 817
(RFUCC 1 yr. Treasury + 1.640%)
98,469	7.488		07/01/34	100,159
(RFUCC 1 yr. Treasury + 1.564%)
356,964	7.027		09/01/34	362,166
(RFUCC 1 yr. Treasury + 1.732%)
185,081	6.733		05/01/35	188,677
(RFUCC 1 yr. Treasury + 1.233%)
111,891	6.340		06/01/35	113,349

				765,168

Federal Home Loan Mortgage Corp. – 0.1%
1,769	5.500		10/01/25	1,772
6,354	7.500		12/01/30	6,696
3,165	7.500		01/01/31	3,332
3,542	5.000		10/01/33	3,550
374	5.000		04/01/35	375
5,448	5.000		07/01/35	5,454
32,745	5.000		12/01/35	32,794
79,481	5.000		01/01/38	79,269
159,569	5.000		01/01/39	158,990
62,369	5.000		06/01/39	62,098
6,390	4.000		06/01/40	6,046
3,592	5.000		08/01/40	3,587
1,005	4.500		11/01/40	976
43,116	4.000		02/01/41	40,802
3,614	5.000		06/01/41	3,614
3,896	4.000		11/01/41	3,674
907,204	4.500		08/01/48	870,277

				1,283,306

Federal National Mortgage Association – 0.0%
4,099	8.000		02/01/31	4,166
9,339	7.000		03/01/31	9,810

				13,976

Government National Mortgage Association – 12.1%
4,010	6.000		11/15/38	4,110
35,595	5.000		07/15/40	35,382

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$2,285	4.000%	02/20/41	$ 2,160
3,669	4.000	11/20/41	3,462
613	4.000	01/20/42	579
1,970	4.000	04/20/42	1,858
1,224	4.000	10/20/42	1,153
18,497	4.000	08/20/43	17,391
1,742	4.000	03/20/44	1,636
2,154	4.000	05/20/44	2,023
149,003	4.000	11/20/44	139,788
9,798	4.000	05/20/45	9,149
1,317,083	4.000	07/20/45	1,229,851
20,949	4.000	10/20/45	19,562
100,690	4.500	02/20/48	96,717
270,533	4.500	04/20/48	259,013
719,651	4.500	05/20/48	688,557
678,233	5.000	07/20/48	667,446
1,160,178	4.500	08/20/48	1,107,876
605,521	5.000	08/20/48	595,890
4,964,940	4.500	09/20/48	4,741,112
5,067	3.500	09/20/48	4,581
771,778	5.000	10/20/48	758,539
2,422,885	5.000	11/20/48	2,381,323
4,450,341	4.500	12/20/48	4,246,931
1,364,969	5.000	12/20/48	1,341,553
2,537,780	4.500	01/20/49	2,421,787
2,196,448	5.000	01/20/49	2,158,084
1,729,048	4.000	02/20/49	1,605,885
553,638	4.500	02/20/49	528,160
441,885	4.500	03/20/49	421,688
1,558,921	4.000	03/20/49	1,447,876
786,363	5.000	03/20/49	772,874
7,216	3.500	04/20/49	6,521
1,760,414	4.000	04/20/49	1,633,367
548,644	4.000	05/20/49	509,048
17,475	3.500	08/20/49	15,750
2,865,126	3.000	08/20/49	2,504,558
1,865,903	5.000	08/20/49	1,836,227
655,641	4.500	10/20/49	626,084
13,983,280	3.000	10/20/49	12,227,851
522,734	3.500	12/20/49	471,129
1,526,997	3.500	02/20/50	1,376,249
5,210,385	3.000	03/20/50	4,544,725
143,456	3.500	06/20/50	129,244
333,404	3.500	07/20/50	300,489
953,110	4.000	01/20/51	881,719
668,665	3.000	07/20/51	580,145
1,380,422	2.500	09/20/51	1,143,944
1,630,581	2.500	10/20/51	1,353,287
7,238,014	3.000	11/20/51	6,249,924
2,551,270	2.500	11/20/51	2,116,608
6,075,599	3.000	12/20/51	5,267,498
3,105,756	2.500	12/20/51	2,581,728
32,491,815	4.500	09/20/52	30,821,911
1,711,397	3.500	02/20/53	1,539,261
1,330,697	7.000	02/20/54	1,363,488
14,000,000	2.000	TBA-30yr(e)	11,181,195
16,000,000	2.500	TBA-30yr(e)	13,342,411
8,000,000	3.500	TBA-30yr(e)	7,143,706

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$39,000,000	4.000%	TBA-30yr(e)	$ 35,888,892
29,000,000	5.500	TBA-30yr(e)	28,740,415
64,000,000	6.000	TBA-30yr(e)	64,395,002
8,000,000	6.500	TBA-30yr(e)	8,133,125

			276,619,497

Uniform Mortgage-Backed Security – 25.6%
3,855	7.000	08/01/27	3,901
195	6.500	09/01/27	197
14,960	7.000	03/01/28	15,214
553	6.500	05/01/28	562
4,053	4.500	04/01/39	3,940
3,255	4.500	05/01/39	3,171
3,657	4.500	07/01/39	3,556
13,397	4.500	08/01/39	13,052
106,660	4.500	12/01/39	103,893
7,434	4.500	04/01/41	7,195
228,640	4.500	05/01/41	221,298
31,949	4.500	08/01/41	31,023
10,513	3.000	11/01/42	9,351
243,470	3.000	12/01/42	217,357
354,824	3.000	01/01/43	317,082
52,310	3.000	02/01/43	46,751
398,815	3.000	03/01/43	355,064
708,655	3.000	04/01/43	630,182
472,496	3.000	05/01/43	419,736
50,275	3.000	06/01/43	44,594
408,788	3.000	07/01/43	362,804
235,936	5.000	05/01/44	233,742
1,220,086	4.500	04/01/45	1,178,392
145,425	4.500	05/01/45	140,410
374,007	4.500	06/01/45	360,349
2,949,981	4.000	08/01/45	2,767,172
55,735	4.000	03/01/46	51,940
29,951	4.000	06/01/46	27,875
9,131	4.000	08/01/46	8,498
74,082	4.000	10/01/46	68,946
106,615	4.000	06/01/47	99,329
1,397,470	4.500	07/01/47	1,338,796
362,922	4.500	11/01/47	347,571
170,013	4.000	12/01/47	158,394
637,664	4.000	01/01/48	593,686
1,818,157	4.000	02/01/48	1,692,018
43,008	4.500	02/01/48	41,068
1,317,095	4.000	03/01/48	1,225,650
71,407	4.500	05/01/48	68,074
969,919	4.000	06/01/48	902,724
12,106	4.500	06/01/48	11,541
10,500	4.500	07/01/48	10,010
917,858	4.000	07/01/48	854,080
1,507,100	4.000	08/01/48	1,401,276
7,411	4.500	08/01/48	7,065
877,828	4.500	09/01/48	839,288
2,630,617	5.000	11/01/48	2,591,325
1,520,815	4.500	11/01/48	1,449,955
985,124	4.500	12/01/48	938,934
1,304,571	4.500	01/01/49	1,243,352
936,342	4.500	02/01/49	892,501

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$775,863	3.000%	02/01/49	$ 676,139
3,392	4.500	03/01/49	3,233
447,651	4.500	06/01/49	426,861
1,780,581	4.500	07/01/49	1,696,198
173,710	3.500	07/01/49	156,290
855,627	4.500	08/01/49	815,237
5,627,605	3.000	09/01/49	4,876,933
2,494,991	5.000	10/01/49	2,449,928
1,097,917	3.000	10/01/49	951,464
1,567,389	3.000	12/01/49	1,354,395
111,169	4.500	02/01/50	106,006
19,934,270	4.500	03/01/50	19,037,259
8,187,381	4.000	03/01/50	7,584,343
2,195,806	5.000	03/01/50	2,152,030
15,154	4.500	04/01/50	14,420
1,347,914	4.500	05/01/50	1,282,790
2,413,382	2.500	09/01/50	2,001,986
20,531,503	2.000	10/01/50	16,111,525
19,091,332	3.000	10/01/50	16,485,164
5,529,199	3.000	11/01/50	4,767,463
20,523,152	2.000	11/01/50	16,098,603
2,695,766	2.500	11/01/50	2,229,494
7,306,623	3.000	12/01/50	6,309,151
9,990,126	2.500	01/01/51	8,218,917
4,338,872	2.500	02/01/51	3,561,373
181,911	4.500	03/01/51	173,151
899,412	2.000	03/01/51	706,068
15,587,142	2.500	05/01/51	12,837,365
12,372,703	2.000	05/01/51	9,681,221
32,409,154	2.500	08/01/51	26,793,390
514,406	2.000	08/01/51	401,888
22,270,851	2.500	09/01/51	18,354,829
2,403,306	2.000	09/01/51	1,880,630
238,303	4.500	10/01/51	224,861
3,298,888	2.000	10/01/51	2,577,155
56,574,495	2.000	02/01/52	44,114,980
158,613	4.500	03/01/52	149,494
594,110	2.000	03/01/52	462,709
8,899,581	2.500	03/01/52	7,263,409
2,778,573	2.000	04/01/52	2,164,027
4,522,184	4.500	04/01/52	4,266,849
11,979,580	2.500	04/01/52	9,771,704
1,356,457	4.500	05/01/52	1,278,615
4,895,228	2.500	05/01/52	3,995,484
5,033,461	5.500	09/01/52	5,017,737
12,144,445	6.000	11/01/52	12,335,538
4,617,582	6.000	12/01/52	4,696,584
4,988,311	5.500	04/01/53	4,956,215
2,586,225	6.000	04/01/53	2,629,391
15,962,489	4.500	05/01/53	15,192,527
5,876,648	6.500	09/01/53	6,050,933
2,628,815	6.500	12/01/53	2,721,770
11,911,603	2.500	01/01/54	9,722,248
20,960,338	6.500	06/01/54	21,734,250
48,000,000	2.500	TBA-30yr(e)	39,037,493
65,000,000	3.000	TBA-30yr(e)	55,138,271
31,000,000	3.500	TBA-30yr(e)	27,391,402
6,000,000	5.000	TBA-30yr(e)	5,786,484

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$65,000,000	5.500%		TBA-30yr(e)	$ 64,103,708
19,000,000	6.500		TBA-30yr(e)	19,399,296

				586,732,762

TOTAL FEDERAL AGENCIES				$ 865,414,709

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,104,935,068)				$1,066,282,379

Corporate Obligations – 27.7%
Aerospace & Defense(a) – 0.8%
Boeing Co.
$1,575,000	3.450%		11/01/28	$ 1,471,523
4,599,000	6.528		05/01/34	4,817,682
300,000	3.250		02/01/35	239,202
163,000	3.375		06/15/46	105,389
100,000	3.625		03/01/48	66,396
100,000	3.850		11/01/48	68,394
2,725,000	5.805		05/01/50	2,529,618
4,093,000	6.858		05/01/54	4,351,841
Howmet Aerospace, Inc.
1,728,000	4.850		10/15/31	1,696,378
RTX Corp.
2,300,000	6.100		03/15/34	2,421,417

				17,767,840

Agriculture(a) – 0.5%
BAT Capital Corp.
2,000,000	2.259		03/25/28	1,837,900
5,749,000	6.000		02/20/34	5,905,488
Bunge Ltd. Finance Corp.
1,993,000	4.200		09/17/29	1,934,147
1,991,000	4.650		09/17/34	1,880,778

				11,558,313

Automotive – 0.3%
General Motors Co.
550,000	4.000		04/01/25	548,521
General Motors Financial Co., Inc.(a)
2,425,000	4.300		07/13/25	2,416,585
3,200,000	1.500		06/10/26	3,049,824

				6,014,930

Banks – 7.1%
Banco Santander SA
2,400,000	2.746		05/28/25	2,379,576
400,000	4.250		04/11/27	393,004
800,000	3.306		06/27/29	742,880
800,000	2.749		12/03/30	677,304
4,400,000	6.921		08/08/33	4,628,712
Bank of America Corp.
150,000	4.183	(a)	11/25/27	147,309
237,000	6.110		01/29/37	245,466
(3 mo. USD Term SOFR + 1.252%)
225,000	2.496	(a)(d)	02/13/31	197,523

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3 mo. USD Term SOFR + 1.632%)
$1,550,000	3.593	%(a)(d)	07/21/28	$ 1,500,291
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(d)	09/21/36	76,566
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(d)	03/11/32	1,183,738
245,000	2.299	(a)(d)	07/21/32	204,325
(Secured Overnight Financing Rate + 1.330%)
250,000	2.972	(a)(d)	02/04/33	214,973
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(d)	10/24/31	2,628,675
(Secured Overnight Financing Rate + 1.530%)
3,725,000	1.898	(a)(d)	07/23/31	3,134,699
(Secured Overnight Financing Rate + 1.630%)
10,680,000	5.202	(a)(d)	04/25/29	10,733,400
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(d)	04/27/33	4,756,500
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(d)	04/29/31	4,592,566
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(d)	07/22/33	1,068,255
Bank of New York Mellon Corp. (a)(d) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	311,006
Barclays PLC(a)(d)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	4,855,675
(Secured Overnight Financing Rate + 2.714%)
800,000	2.852		05/07/26	793,944
BNP Paribas SA (b)
900,000	3.375		01/09/25	899,730
(Secured Overnight Financing Rate + 1.004%)
1,600,000	1.323	(a)(d)	01/13/27	1,540,112
(Secured Overnight Financing Rate + 2.074%)
1,325,000	2.219	(a)(d)	06/09/26	1,307,841
BPCE SA(b)
1,150,000	4.625		09/12/28	1,120,848
(Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277	(a)(d)	01/20/32	1,350,261
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,493,150
3,175,000	3.400		05/01/26	3,120,390
2,450,000	4.450		09/29/27	2,416,043
(Secured Overnight Financing Rate + 1.351%)
3,725,000	3.057	(a)(d)	01/25/33	3,198,918
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(d)	11/05/30	1,241,213
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(d)	05/24/33	2,408,573
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,232,579
HSBC Holdings PLC
600,000	4.950		03/31/30	593,880
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,619,069
ING Groep NV(a)(b)(d) (1 yr. CMT + 1.100%)
3,400,000	1.400		07/01/26	3,340,262

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)(d)
(3 mo. USD Term SOFR + 1.507%)
$2,275,000	3.960%		01/29/27	$ 2,255,276
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,103,560
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	603,214
(3 mo. USD Term SOFR + 3.790%)
275,000	4.493		03/24/31	267,803
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,004,242
(Secured Overnight Financing Rate + 1.800%)
3,692,000	4.586		04/26/33	3,534,536
(Secured Overnight Financing Rate + 2.040%)
75,000	2.522		04/22/31	65,988
(Secured Overnight Financing Rate + 2.080%)
2,480,000	4.912		07/25/33	2,426,060
Kreditanstalt fuer Wiederaufbau(f)
11,340,000	5.125		09/29/25	11,397,267
M&T Bank Corp.(a)(d)
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,181,755
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,067,435
Morgan Stanley
1,631,000	3.950		04/23/27	1,597,679
(3 mo. USD Term SOFR + 1.890%)
325,000	4.431	(a)(d)	01/23/30	316,631
(Secured Overnight Financing Rate + 0.720%)
5,100,000	0.985	(a)(d)	12/10/26	4,918,542
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(d)	02/13/32	2,142,682
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(d)	01/22/31	3,463,278
(Secured Overnight Financing Rate + 1.295%)
3,205,000	5.050	(a)(d)	01/28/27	3,214,903
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(d)	09/16/36	2,582,386
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(d)	04/20/29	4,332,312
(Secured Overnight Financing Rate + 2.076%)
2,470,000	4.889	(a)(d)	07/20/33	2,391,701
(Secured Overnight Financing Rate + 3.120%)
1,100,000	3.622	(a)(d)	04/01/31	1,020,547
Royal Bank of Canada
4,750,000	5.000		02/01/33	4,666,922
Shinhan Bank Co. Ltd.(b)
540,000	4.500		04/12/28	531,398
State Street Corp.(a)(d) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	91,497
Toronto-Dominion Bank
150,000	4.456		06/08/32	142,155
Truist Bank(a)
1,250,000	2.250		03/11/30	1,073,475
Truist Financial Corp.(a)(d) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	101,581

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
U.S. Bancorp(a)(d) (Secured Overnight Financing Rate + 2.020%)
$4,940,000	5.775%		06/12/29	$ 5,056,436
UBS AG
1,175,000	2.950		04/09/25	1,169,372
4,135,000	1.250		08/07/26	3,914,232
UBS Group AG
276,000	3.750		03/26/25	275,175
2,550,000	4.125	(b)	09/24/25	2,537,275
683,000	4.550		04/17/26	680,808
(3 mo. USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(d)	01/12/29	1,612,489
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(d)	11/13/33	797,839
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(d)	02/02/27	302,753
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(d)	05/14/32	1,345,741
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(d)	11/15/33	2,081,626
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,618,001
4,150,000	4.300		07/22/27	4,096,299
(Secured Overnight Financing Rate + 2.100%)
288,000	4.897	(a)(d)	07/25/33	278,294
Westpac Banking Corp.(a)(d) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	659,351

				163,269,772

Beverages – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,583,000	4.700		02/01/36	2,449,356
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	734,362
1,350,000	5.450	(a)	01/23/39	1,352,902
Coca-Cola Consolidated, Inc.(a)
1,421,000	5.450		06/01/34	1,430,990
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,371,755
50,000	3.600		02/15/28	48,019
50,000	3.150		08/01/29	46,058
1,900,000	2.250		08/01/31	1,579,413
JDE Peet’s NV(a)(b)
1,650,000	1.375		01/15/27	1,529,863
Keurig Dr. Pepper, Inc.(a)
1,968,000	2.250		03/15/31	1,665,026

				12,207,744

Biotechnology(a) – 0.7%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,400,734
4,225,000	4.200		03/01/33	3,917,716
3,418,000	5.250		03/02/33	3,393,869
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,438,022
2,844,000	5.400		09/02/34	2,768,975

				14,919,316

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.3%
Carrier Global Corp.
$3,375,000	2.493%		02/15/27	$ 3,227,445
2,309,000	5.900		03/15/34	2,389,677
1,753,000	6.200		03/15/54	1,854,814

				7,471,936

Chemicals(a) – 0.2%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	972,660
Huntsman International LLC
850,000	4.500		05/01/29	810,713
International Flavors & Fragrances, Inc.(b)
2,300,000	1.832		10/15/27	2,111,722
950,000	3.268		11/15/40	676,903

				4,571,998

Commercial Services – 0.4%
Ashtead Capital, Inc.(a)(b)
650,000	1.500		08/12/26	614,075
2,087,000	5.800		04/15/34	2,085,623
DP World Ltd.
100,000	6.850	(b)	07/02/37	108,573
600,000	5.625		09/25/48	564,696
Global Payments, Inc.(a)
875,000	2.650		02/15/25	871,736
PayPal Holdings, Inc.(a)
2,375,000	1.650		06/01/25	2,343,579
Quanta Services, Inc.(a)
2,594,000	5.250		08/09/34	2,537,580

				9,125,862

Computers(a) – 0.3%
Dell International LLC/EMC Corp.
1,661,000	6.020		06/15/26	1,685,251
451,000	5.300		10/01/29	455,618
200,000	6.200		07/15/30	209,686
540,000	8.100		07/15/36	640,273
Hewlett Packard Enterprise Co.
1,782,000	4.900		10/15/25	1,781,946
2,174,000	5.000		10/15/34	2,091,040

				6,863,814

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
965,000	6.500		07/15/25	971,929
5,125,000	2.450		10/29/26	4,907,649
1,725,000	3.000		10/29/28	1,596,953
700,000	3.300		01/30/32	610,309
375,000	3.400		10/29/33	319,436
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,244,892
1,625,000	3.375		07/01/25	1,612,390
625,000	2.875		01/15/26	611,413
2,200,000	3.750		06/01/26	2,165,878
American Express Co.(a)(d) (Secured Overnight Financing Rate + 1.835%)
4,785,000	5.043		05/01/34	4,698,487

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Aviation Capital Group LLC(a)(b)
$450,000	1.950%		01/30/26	$ 435,564
Avolon Holdings Funding Ltd.(a)(b)
2,125,000	2.875		02/15/25	2,118,157
1,050,000	4.250		04/15/26	1,037,316
Charles Schwab Corp.(a)(d) (Secured Overnight Financing Rate + 2.500%)
95,000	5.853		05/19/34	97,757
Intercontinental Exchange, Inc.(a)
1,070,000	3.625		09/01/28	1,026,398
Macquarie Airfinance Holdings Ltd.(a)(b)
415,000	6.400		03/26/29	427,342
Nomura Holdings, Inc.
950,000	2.608		07/14/31	800,261
REC Ltd.(b)
200,000	5.625		04/11/28	201,430

				25,883,561

Electrical(a) – 0.6%
Alliant Energy Finance LLC(b)
225,000	4.250		06/15/28	217,991
Ameren Corp.
400,000	3.500		01/15/31	364,912
American Electric Power Co., Inc.
850,000	2.300		03/01/30	739,134
Arizona Public Service Co.
425,000	2.950		09/15/27	404,579
Avangrid, Inc.
50,000	3.200		04/15/25	49,735
Berkshire Hathaway Energy Co.
1,275,000	3.700		07/15/30	1,199,953
Entergy Corp.
1,025,000	2.950		09/01/26	995,152
Exelon Corp.
1,000,000	4.050		04/15/30	952,970
NextEra Energy Capital Holdings, Inc.
1,180,000	1.900		06/15/28	1,068,455
Ohio Power Co.
675,000	2.600		04/01/30	597,821
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	373,660
PacifiCorp
3,130,000	5.800		01/15/55	3,051,249
Southern Co.
1,730,000	3.250		07/01/26	1,694,985
Xcel Energy, Inc.
2,925,000	3.350		12/01/26	2,850,851

				14,561,447

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,601,602

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	390,008
440,000	3.875	(b)	04/30/28	412,227
200,000	5.500	(b)	10/31/46	159,688

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Mexico City Airport Trust – (continued)
$420,000	5.500%		07/31/47	$ 337,180
340,000	5.500	(b)	07/31/47	272,956

				1,572,059

Entertainment(a) – 0.3%
Warnermedia Holdings, Inc.
4,100,000	6.412		03/15/26	4,101,148
2,325,000	4.054		03/15/29	2,162,971
22,000	4.279		03/15/32	19,382

				6,283,501

Environmental – 0.3%
Nature Conservancy
60,000	0.944		07/01/26	56,487
75,000	1.304		07/01/28	65,576
Veralto Corp.(a)
5,840,000	5.450		09/18/33	5,860,966
Waste Management, Inc.(a)
1,596,000	4.950		07/03/31	1,597,787

				7,580,816

Food & Drug Retailing(a) – 0.9%
Campbell’s Co.
7,343,000	5.400		03/21/34	7,315,390
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,588,028
2,495,000	6.200		11/15/33	2,633,448
3,535,000	6.500		11/15/53	3,796,625
Kraft Heinz Foods Co.
2,056,000	3.750		04/01/30	1,942,344
Kroger Co.
3,096,000	5.000		09/15/34	3,000,458
Sysco Corp.
225,000	6.600		04/01/40	242,757
75,000	6.600		04/01/50	82,345

				21,601,395

Gas(a) – 0.0%
East Ohio Gas Co.(b)
525,000	1.300		06/15/25	515,539
NiSource, Inc.
325,000	3.600		05/01/30	303,043

				818,582

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300		02/15/30	6,765,144

Healthcare Providers & Services(a) – 2.0%
Adventist Health System
540,000	2.952		03/01/29	491,724
1,345,000	5.757		12/01/34	1,353,991
Alcon Finance Corp.(b)
5,897,000	3.000		09/23/29	5,403,244
Banner Health
3,235,000	2.338		01/01/30	2,864,467
Baylor Scott & White Holdings
1,140,000	1.777		11/15/30	954,366

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Centene Corp.
$392,000	4.250%		12/15/27	$ 379,480
1,276,000	2.625		08/01/31	1,050,569
CommonSpirit Health
2,385,000	3.910		10/01/50	1,755,271
2,655,000	6.461		11/01/52	2,834,813
HCA, Inc.
1,590,000	3.500		09/01/30	1,443,688
5,660,000	5.450		04/01/31	5,648,510
3,960,000	5.900		06/01/53	3,728,419
Humana, Inc.
785,000	5.950		03/15/34	790,644
Laboratory Corp. of America Holdings
1,719,000	4.800		10/01/34	1,628,598
Rush Obligated Group
1,320,000	3.922		11/15/29	1,265,307
Solventum Corp.(b)
4,135,000	5.400		03/01/29	4,147,488
3,040,000	5.450		03/13/31	3,038,845
5,675,000	5.600		03/23/34	5,645,831
STERIS Irish FinCo UnLtd Co.
501,000	2.700		03/15/31	432,513
Stryker Corp.
475,000	3.375		11/01/25	470,222
75,000	1.950		06/15/30	64,469
Sutter Health
605,000	2.294		08/15/30	526,011

				45,918,470

Home Builders(a) – 0.1%
Lennar Corp.
1,235,000	4.750		11/29/27	1,231,381

Insurance – 0.1%
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,185,828
Arch Capital Group Ltd.
300,000	7.350		05/01/34	339,150
Willis North America, Inc.(a)
700,000	2.950		09/15/29	637,245

				2,162,223

Internet – 1.0%
Amazon.com, Inc.(a)
500,000	4.800		12/05/34	498,025
Expedia Group, Inc.(a)
1,212,000	4.625		08/01/27	1,207,116
825,000	3.800		02/15/28	796,034
875,000	3.250		02/15/30	806,435
331,000	2.950		03/15/31	291,409
Netflix, Inc.
3,010,000	5.875		11/15/28	3,118,119
6,329,000	5.375	(b)	11/15/29	6,448,808
5,345,000	4.875	(a)(b)	06/15/30	5,320,199
Prosus NV(a)
200,000	3.257	(b)	01/19/27	190,750
420,000	3.680	(b)	01/21/30	376,950
690,000	3.680		01/21/30	619,275

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Prosus NV(a) – (continued)
EUR	100,000	2.031	%(b)	08/03/32	$ 90,156
	$230,000	4.027	(b)	08/03/50	154,388
	210,000	3.832	(b)	02/08/51	136,303
Uber Technologies, Inc.(a)
	1,930,000	4.800		09/15/34	1,841,973

					21,895,940

Investment Companies(a)(b) – 0.0%
JAB Holdings BV
	500,000	2.200		11/23/30	412,830

Iron/Steel – 0.1%
POSCO(b)
	260,000	5.750		01/17/28	264,108
Steel Dynamics, Inc.(a)
	490,000	2.400		06/15/25	484,184
	1,075,000	1.650		10/15/27	989,118

					1,737,410

Lodging(a) – 0.6%
Choice Hotels International, Inc.
	1,639,000	5.850		08/01/34	1,642,049
Hyatt Hotels Corp.
	5,295,000	5.500		06/30/34	5,248,986
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,115,246
	1,307,000	4.875		05/15/29	1,301,890
	2,625,000	2.850		04/15/31	2,293,252

					12,601,423

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
	2,375,000	2.200		05/13/26	2,285,344

Machinery-Diversified(a) – 0.1%
AGCO Corp.
	1,298,000	5.800		03/21/34	1,304,724
Ingersoll Rand, Inc.
	1,270,000	5.700		08/14/33	1,298,816

					2,603,540

Media(a) – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
	2,017,000	4.908		07/23/25	2,014,176
	6,675,000	3.750		02/15/28	6,357,403
Comcast Corp.
	1,300,000	3.950		10/15/25	1,293,032
	1,173,000	3.300		02/01/27	1,141,869
	3,511,000	5.300		06/01/34	3,505,558
	100,000	3.750		04/01/40	80,427
Time Warner Cable LLC
	275,000	5.875		11/15/40	245,751

					14,638,216

Mining(a)(b) – 0.2%
Glencore Funding LLC
	1,850,000	1.625		04/27/26	1,774,242

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining(a)(b) – (continued)
Glencore Funding LLC – (continued)
$2,175,000	2.625%	09/23/31	$ 1,833,634

			3,607,876

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	373,540
General Electric Co.
700,000	5.875	01/14/38	721,441

			1,094,981

Multi-National(a)(b) – 0.1%
African Export-Import Bank
740,000	2.634	05/17/26	705,146
830,000	3.798	05/17/31	722,872

			1,428,018

Oil Field Services – 0.2%
Devon Energy Corp.(a)
180,000	5.600	07/15/41	166,489
Marathon Petroleum Corp.(a)
375,000	3.800	04/01/28	362,134
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,143,242
Phillips 66(a)
375,000	3.850	04/09/25	373,853
725,000	1.300	02/15/26	698,559
QatarEnergy(a)(b)
410,000	3.300	07/12/51	281,747
Reliance Industries Ltd.(b)
480,000	2.875	01/12/32	407,842
250,000	3.750	01/12/62	167,930
Saudi Arabian Oil Co.(a)(b)
1,950,000	5.750	07/17/54	1,818,511

			5,420,307

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570	01/15/26	1,423,493

Pharmaceuticals(a) – 0.7%
AbbVie, Inc.
2,795,000	4.050	11/21/39	2,389,893
Cardinal Health, Inc.
3,830,000	5.350	11/15/34	3,749,110
Cigna Group
1,263,000	2.400	03/15/30	1,104,216
1,190,000	5.125	05/15/31	1,184,621
1,025,000	4.800	08/15/38	929,501
CVS Health Corp.
7,032,000	4.780	03/25/38	6,078,179

			15,435,520

Pipelines – 1.2%
Abu Dhabi Crude Oil Pipeline LLC(b)
1,190,000	4.600	11/02/47	1,044,296
Cheniere Energy Partners LP(a)
1,185,000	5.950	06/30/33	1,210,904

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Columbia Pipelines Operating Co. LLC(a)(b)
$3,620,000	6.036%		11/15/33	$ 3,716,292
Enbridge, Inc.(a)
1,547,000	5.700		03/08/33	1,564,311
2,300,000	2.500		08/01/33	1,846,164
Energy Transfer LP(a)
50,000	4.950		06/15/28	49,917
1,225,000	5.250		04/15/29	1,229,655
375,000	5.300		04/15/47	331,361
Enterprise Products Operating LLC(a)
85,000	3.750		02/15/25	84,849
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(b)	03/31/36	162,336
2,735,210	2.940		09/30/40	2,153,895
320,000	3.250	(b)	09/30/40	240,493
Kinder Morgan, Inc.(a)
4,835,000	5.200		06/01/33	4,723,892
MPLX LP(a)
1,300,000	2.650		08/15/30	1,137,435
275,000	4.500		04/15/38	239,748
645,000	5.500		02/15/49	592,626
Plains All American Pipeline LP/PAA Finance Corp.(a)
875,000	3.800		09/15/30	812,674
Sabine Pass Liquefaction LLC(a)
247,000	5.625		03/01/25	247,082
275,000	5.000		03/15/27	275,668
Targa Resources Corp.(a)
1,010,000	4.200		02/01/33	917,413
Western Midstream Operating LP(a)
1,125,000	3.100		02/01/25	1,122,244
475,000	3.950		06/01/25	472,511
225,000	5.450		04/01/44	199,719
Williams Cos., Inc.(a)
850,000	3.900		01/15/25	849,609
800,000	4.000		09/15/25	795,664
1,800,000	5.650		03/15/33	1,816,416

				27,837,174

Real Estate Investment Trust(a) – 0.8%
American Homes 4 Rent LP
723,000	4.900		02/15/29	717,129
American Tower Corp.
1,750,000	2.400		03/15/25	1,740,270
CubeSmart LP
600,000	4.000		11/15/25	595,854
370,000	2.500		02/15/32	309,368
Host Hotels & Resorts LP
952,000	2.900		12/15/31	810,638
Invitation Homes Operating Partnership LP
1,300,000	2.300		11/15/28	1,173,172
3,595,000	2.000		08/15/31	2,919,392
NNN REIT, Inc.
1,150,000	4.000		11/15/25	1,141,214
Prologis LP
3,037,000	1.750		07/01/30	2,561,953
Realty Income Corp.
400,000	3.950		08/15/27	393,488
1,200,000	3.400		01/15/30	1,115,484

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Retail Opportunity Investments Partnership LP
$2,395,000	6.750%	10/15/28	$ 2,540,017
UDR, Inc.
475,000	2.100	08/01/32	377,316
Ventas Realty LP
975,000	3.500	02/01/25	973,284
WP Carey, Inc.
445,000	4.000	02/01/25	444,368
1,000,000	3.850	07/15/29	951,480
725,000	2.400	02/01/31	616,286

			19,380,713

Retailing(a) – 0.3%
AutoNation, Inc.
1,404,000	4.500	10/01/25	1,397,331
500,000	1.950	08/01/28	448,330
825,000	4.750	06/01/30	798,047
CK Hutchison International 20 Ltd.(b)
200,000	2.500	05/08/30	176,422
Dollar Tree, Inc.
975,000	4.000	05/15/25	970,964
Home Depot, Inc.
625,000	3.250	04/15/32	557,675
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,088,200

			6,436,969

Savings & Loans(a)(b)(d) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960	07/18/30	921,053

Semiconductors(a) – 0.8%
Broadcom, Inc.(b)
1,284,000	4.150	04/15/32	1,203,005
2,770,000	2.600	02/15/33	2,291,289
1,156,000	3.419	04/15/33	1,012,228
975,000	3.469	04/15/34	844,847
4,175,000	3.137	11/15/35	3,410,474
156,000	3.187	11/15/36	125,644
1,725,000	3.500	02/15/41	1,346,777
Intel Corp.
2,750,000	5.200	02/10/33	2,656,720
934,000	5.150	02/21/34	896,145
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	758,769
3,125,000	2.500	05/11/31	2,660,469
2,250,000	2.650	02/15/32	1,892,857

			19,099,224

Software(a) – 1.5%
AppLovin Corp.
6,273,000	5.500	12/01/34	6,217,923
Cadence Design Systems, Inc.
2,109,000	4.700	09/10/34	2,022,404
Constellation Software, Inc.(b)
1,366,000	5.461	02/16/34	1,371,368
Fiserv, Inc.
75,000	4.200	10/01/28	72,959

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
MSCI, Inc.(b)
$2,625,000	4.000%		11/15/29	$ 2,477,029
Oracle Corp.
2,000,000	4.500		05/06/28	1,980,540
1,881,000	2.950		04/01/30	1,698,261
2,550,000	4.650		05/06/30	2,510,449
5,625,000	2.875		03/25/31	4,942,800
2,211,000	4.900		02/06/33	2,153,602
350,000	3.600		04/01/40	273,235
3,965,000	5.550		02/06/53	3,751,842
ServiceNow, Inc.
3,400,000	1.400		09/01/30	2,823,496
Take-Two Interactive Software, Inc.
1,495,000	3.700		04/14/27	1,459,075
VMware LLC
700,000	1.800		08/15/28	627,998
Workday, Inc.
50,000	3.700		04/01/29	47,565
675,000	3.800		04/01/32	614,264

				35,044,810

Telecommunication Services – 2.2%
AT&T, Inc.(a)
2,375,000	2.750		06/01/31	2,066,179
2,750,000	2.550		12/01/33	2,214,960
1,165,000	4.900		08/15/37	1,098,047
2,355,000	4.850		03/01/39	2,182,944
1,325,000	3.500		06/01/41	1,015,003
450,000	5.150		11/15/46	413,676
British Telecommunications PLC
3,265,000	9.625		12/15/30	3,954,633
Rogers Communications, Inc.(a)
7,170,000	3.200		03/15/27	6,925,431
Telefonica Emisiones SA
425,000	4.665		03/06/38	377,349
T-Mobile USA, Inc.(a)
1,320,000	3.500		04/15/25	1,314,166
1,350,000	1.500		02/15/26	1,302,143
7,463,000	3.750		04/15/27	7,291,127
700,000	4.750		02/01/28	695,632
125,000	2.050		02/15/28	114,803
2,333,000	3.875		04/15/30	2,195,516
2,205,000	2.875		02/15/31	1,933,829
2,150,000	3.500		04/15/31	1,949,319
6,025,000	5.200		01/15/33	5,964,810
Verizon Communications, Inc.
3,758,000	4.329		09/21/28	3,688,665
2,251,000	4.016	(a)	12/03/29	2,160,600
100,000	1.750	(a)	01/20/31	82,408
1,500,000	2.550	(a)	03/21/31	1,292,430

				50,233,670

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
$1,739,000	5.250%	07/01/29	$ 1,744,443

TOTAL CORPORATE OBLIGATIONS (Cost $659,837,468)			$ 635,034,660

Asset-Backed Securities(a) – 11.0%
Automotive(b) – 0.4%
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)
$4,900,000	4.870%	08/15/36	$ 4,915,524
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1
4,700,000	5.340	06/15/28	4,751,907

			9,667,431

Collateralized Loan Obligations(b) – 8.6%
1988 CLO 4 Ltd. Series 2024-4A, Class B(d) (3 mo. USD Term SOFR + 2.100%)
3,250,000	6.756	04/15/37	3,268,626
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(d) (3 mo. USD Term SOFR + 1.362%)
5,600,000	6.018	04/15/34	5,609,022
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.272%)
1,211,047	5.861	04/30/31	1,212,063
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(d) (3 mo. USD Term SOFR + 1.482%)
4,000,000	6.138	04/15/33	4,007,612
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(d) (3 mo. USD Term SOFR + 2.912%)
2,100,000	7.543	04/22/31	2,103,585
Carval CLO VIII-C Ltd. Series 2022-2A, Class A1R(d) (3 mo. USD Term SOFR + 1.420%)
6,000,000	6.260	10/22/37	6,036,000
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(d) (3 mo. USD Term SOFR + 1.420%)
3,795,000	6.037	07/20/37	3,818,370
CIFC Funding Ltd. Series 2023-3A, Class A(d) (3 mo. USD Term SOFR + 1.600%)
4,750,000	6.217	01/20/37	4,777,935
CIFC Funding Ltd. Series 2023-3A, Class B(d) (3 mo. USD Term SOFR + 2.300%)
3,775,000	6.917	01/20/37	3,797,593
CQS U.S. CLO Ltd. Series 2021-1A, Class AR(d) (3 mo. USD Term SOFR + 1.200%)
6,125,000	5.817	01/20/35	6,135,382
Crown City CLO I Series 2020-1A, Class A2R(d) (3 mo. USD Term SOFR + 2.012%)
4,600,000	6.629	07/20/34	4,602,010
Elmwood CLO 24 Ltd. Series 2023-3A, Class AR(d) (3 mo. USD Term SOFR + 1.320%)
6,675,000	5.768	01/17/38	6,674,833
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2(d) (3 mo. USD Term SOFR + 1.562%)
2,484,693	6.218	07/15/31	2,488,097

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Generate CLO 2 Ltd. Series 2A, Class AR2(d) (3 mo. USD Term SOFR + 1.410%)
$4,000,000	6.042%	10/22/37	$ 4,007,128
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1R(d) (3 mo. USD Term SOFR + 1.480%)
2,000,000	6.069	07/30/37	2,011,000
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(d) (3 mo. USD Term SOFR + 2.250%)
5,200,000	6.867	07/20/36	5,245,500
Hartwick Park CLO Ltd. Series 2023-1A, Class AR(d) (3 mo. USD Term SOFR + 1.160%)
7,725,000	5.554	01/20/37	7,726,313
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(d) (3 mo. USD Term SOFR + 1.400%)
3,000,000	6.209	10/15/37	3,012,471
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1(d) (3 mo. USD Term SOFR + 1.330%)
9,200,000	5.648	01/15/38	9,201,564
Katayma CLO I Ltd. Series 2023-1A, Class B(d) (3 mo. USD Term SOFR + 2.650%)
4,400,000	7.267	10/20/36	4,442,689
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(d) (3 mo. USD Term SOFR + 1.530%)
4,475,000	6.186	04/15/37	4,510,066
Mountain View CLO LLC Series 2016-1A, Class AR2(d) (3 mo. USD Term SOFR + 1.260%)
3,500,000	5.907	04/14/33	3,500,931
Oaktree CLO Ltd. Series 2021-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.350%)
3,500,000	5.848	01/15/38	3,505,054
OCP CLO Ltd. Series 2019-16A, Class AR(d) (3 mo. USD Term SOFR + 1.262%)
3,284,755	5.938	04/10/33	3,291,785
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.432%)
4,700,000	6.049	01/20/35	4,709,574
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(d) (3 mo. USD Term SOFR + 1.520%)
4,000,000	6.137	07/19/37	4,011,536
OHA Credit Funding 17 Ltd. Series 2024-17A, Class A(d) (3 mo. USD Term SOFR + 1.480%)
5,000,000	6.097	04/20/37	5,029,790
Palmer Square CLO Ltd. Series 2019-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.412%)
6,000,000	5.928	11/14/34	6,009,678
Palmer Square CLO Ltd. Series 2023-1A, Class AR(d) (-1X 3 mo. USD Term SOFR + 1.250%)
5,200,000	1.000	01/20/38	5,200,000
Park Blue CLO Ltd. Series 2023-3A, Class A1(d) (3 mo. USD Term SOFR + 2.000%)
3,000,000	6.617	04/20/36	3,010,947
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(d) (3 mo. USD Term SOFR + 1.320%)
5,025,000	5.633	01/25/38	5,025,854
RR 26 Ltd. Series 2023-26A, Class A1(d) (3 mo. USD Term SOFR + 1.780%)
2,800,000	6.436	04/15/38	2,804,645

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Sculptor CLO XXXIV Ltd. Series 34A, Class A1(d) (3 mo. USD Term SOFR + 1.370%)
$10,600,000	5.697%	01/20/38	$ 10,607,505
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
391,235	5.750	12/20/50	399,015
TCW CLO Ltd. Series 2023-1A, Class A1N(d) (3 mo. USD Term SOFR + 2.070%)
4,500,000	6.687	04/28/36	4,521,375
Texas Debt Capital CLO Ltd. Series 2023-1A, Class A(d) (3 mo. USD Term SOFR + 1.800%)
5,500,000	6.417	04/20/36	5,522,324
Trinitas CLO XXXI Ltd. Series 2024-31A, Class A1(d) (3 mo. USD Term SOFR + 1.350%)
8,000,000	5.729	01/22/38	7,999,472
Venture 32 CLO Ltd. Series 2018-32A, Class A1(d) (3 mo. USD Term SOFR + 1.362%)
3,377,457	5.994	07/18/31	3,381,034
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(d) (3 mo. USD Term SOFR + 1.430%)
8,644,000	6.047	01/20/34	8,653,759
Venture 50 CLO Ltd. Series 2024-50A, Class A1(d) (3 mo. USD Term SOFR + 1.450%)
3,000,000	6.208	10/20/37	3,014,100
Voya CLO Ltd. Series 2019-2A, Class AR(d) (3 mo. USD Term SOFR + 1.200%)
8,050,000	5.817	07/20/32	8,060,940
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(d) (3 mo. USD Term SOFR + 1.490%)
3,250,000	6.107	07/28/37	3,255,687

			196,202,864

Credit Card – 0.9%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,424,342
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,950,000	3.490	05/15/27	2,938,873
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
4,200,000	4.950	10/15/27	4,216,530
Discover Card Execution Note Trust Series 2023-A1, Class A
4,300,000	4.310	03/15/28	4,293,516

			19,873,261

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series ELL, Class A3
2,270,000	4.275	02/01/36	2,148,685

Student Loan(d) – 1.0%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
373,812	5.204	09/26/33	367,235
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
2,950,565	5.889	04/20/31	2,954,018
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
4,376,647	5.817	01/20/32	4,382,139

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(d) – (continued)
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	$5,500,000	6.147%		04/20/38	$ 5,535,392
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
	4,625,000	6.056		04/15/31	4,627,312
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	858,083	5.833		09/25/65	860,680
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.630%)
	4,950,000	6.286		04/15/37	4,989,600

					23,716,376

TOTAL ASSET-BACKED SECURITIES (Cost $250,919,001)					$ 251,608,617

Sovereign Debt Obligations – 1.2%
Euro – 0.0%
Mexico Government International Bonds(a)
EUR	839,000	1.450%		10/25/33	$ 680,323
Romania Government International Bonds(b)
	360,000	3.375		01/28/50	242,303

					922,626

United States Dollar – 1.2%
Export-Import Bank of Korea
	$390,000	5.125		01/11/33	389,126
Hungary Government International Bonds
	1,700,000	6.125		05/22/28	1,730,192
Israel Government AID Bonds(g)
	4,700,000	5.500		09/18/33	4,896,554
Israel Government International Bonds(h)
	200,000	4.500		04/03/20	139,500
Mexico Government International Bonds
	200,000	3.750		01/11/28	190,313
	240,000	3.250	(a)	04/16/30	208,920
	200,000	4.750	(a)	04/27/32	181,200
	1,746,000	3.500	(a)	02/12/34	1,389,707
	1,960,000	3.771	(a)	05/24/61	1,122,712
	600,000	3.750	(a)	04/19/71	331,440
Panama Government International Bonds(a)
	360,000	6.875		01/31/36	337,613
	800,000	6.853		03/28/54	682,500
	210,000	4.500		01/19/63	122,745
Peru Government International Bonds(a)
	10,000	2.780		12/01/60	5,278
	100,000	3.230	(i)	07/28/21	52,656
Province of Quebec
	11,760,000	0.600		07/23/25	11,512,805
Republic of Poland Government International Bonds(a)
	2,600,000	5.125		09/18/34	2,504,138
Romania Government International Bonds
	770,000	3.000	(b)	02/27/27	725,398
	690,000	5.125		06/15/48	522,382

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Romania Government International Bonds – (continued)
$580,000	4.000%	02/14/51	$ 365,733

			27,410,912

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $31,261,501)			$ 28,333,538

Agency Debentures – 1.0%
United States Dollar – 1.0%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%	03/28/34	$ 6,000,114
11,930,000	2.900	04/12/32	10,584,177
3,840,000	3.300	05/19/32	3,496,512
2,500,000	3.500	09/01/32	2,300,650

TOTAL AGENCY DEBENTURES (Cost $25,222,789)			$ 22,381,453

Municipal Debt Obligations – 0.5%
Arizona(a) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
$40,000	5.000%	07/01/34	$ 43,666

California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	04/01/39	3,034,171

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	512,891

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
40,000	5.000	10/01/35	46,033
Illinois State GO Bonds Build America Series 2010
1,388,599	7.350	07/01/35	1,476,459
Illinois State GO Bonds Taxable-Pension Series 2003
1,101,176	5.100	06/01/33	1,085,639
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	44,413

			2,652,544

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	3,185,593

New Jersey(a) – 0.0%
New Jersey Educational Facilities Authority RB Series A1
40,000	5.000	03/01/36	46,053

New York – 0.0%
Metropolitan Transportation Authority Revenue Taxable Series 2020
210,000	5.175	11/15/49	180,358

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
New York – (continued)
New York City NY GO Bonds Series 2008-L, Subseries L-5(a)
$40,000	5.000%	04/01/33	$ 44,062

			224,420

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,545,000	6.270	02/15/50	1,595,535

Pennsylvania(a) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
40,000	5.000	08/15/30	43,348

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,152,533)			$ 11,338,221

U.S. Treasury Obligations – 22.9%
U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$ 6,199,419
75,750,000	4.250	11/15/40	71,228,672
210,000	3.375	05/15/44	170,264
15,240,000	2.875	11/15/46	11,077,575
51,100,000	3.000	02/15/47	37,893,844
7,580,000	2.375	11/15/49	4,822,775
7,925,500	4.000	11/15/52	6,911,284
5,220,000	4.750	11/15/53	5,171,063
U.S. Treasury Inflation-Indexed Bonds
9,653,642	1.500	02/15/53	7,733,095
U.S. Treasury Notes
37,820,000	0.750	05/31/26	36,020,595
46,220,000	0.875	06/30/26	43,983,024
59,493,500	4.375	08/15/26	59,607,374
24,880,000	0.750	08/31/26	23,495,078
22,370,000	1.375	08/31/26	21,348,495
25,100,000	2.625	05/31/27	24,166,594
25,680,000	0.500	06/30/27	23,412,937
16,320,000	3.500	04/30/28	15,910,725
36,750,000	1.250	05/31/28	33,195,586
1,000,000	4.625	09/30/28	1,009,531
7,010,000	1.500	02/15/30	6,088,295
3,831,000	3.625	03/31/30	3,692,725
2,512,700	0.625	05/15/30	2,062,573
10,980,000	3.750	05/31/30	10,630,013
11,500,000	3.750	06/30/30	11,127,149
19,320,000	4.500	12/31/31	19,341,131
2,490,000	4.375	05/15/34	2,453,428
U.S. Treasury STRIPS Coupon(j)
37,781,200	0.000	11/15/29	30,310,492
2,540,000	0.000	08/15/30	1,961,983
2,540,000	0.000	11/15/30	1,935,656
2,540,000	0.000	11/15/31	1,839,895

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury STRIPS Coupon(j) – (continued)
$2,540,000	0.000%	08/15/33	$ 1,690,878

TOTAL U.S. TREASURY OBLIGATIONS (Cost $577,764,944)			$ 526,492,148

Shares	Dividend Rate	Value

Investment Company(k) –3.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
68,430,221	4.392%	$ 68,430,221
(Cost $68,430,221)

TOTAL INVESTMENTS – 113.8% (Cost $2,729,523,525)		$2,609,901,237

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.8)%		(317,122,403)

NET ASSETS – 100.0%		$2,292,778,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $379,681,400 which represents approximately 16.8% of net assets as of December 31, 2024.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $11,397,267, which represents approximately 0.5% of the Fund’s net assets as of December 31, 2024.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,896,554, which represents approximately 0.2% of the Fund’s net assets as of December 31, 2024

(h)	Actual maturity date is April 03, 2120.

(i)	Actual maturity date is July 28, 2121.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(25,000,000)	$(21,656,110)
Government National Mortgage Association	4.500	TBA - 30yr	01/21/25	(24,000,000)	(22,676,095)
Government National Mortgage Association	5.000	TBA - 30yr	01/15/25	(7,000,000)	(6,789,153)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(39,000,000)	(30,298,121)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(122,000,000)	(114,660,919)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/14/25	(12,000,000)	(10,957,499)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	01/15/25	(19,000,000)	(19,084,609)

(PROCEEDS RECEIVED: $(230,939,199))					$(226,122,506)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	211	03/20/25	$22,946,250	$(24,973)
2 Year U.S. Treasury Notes	324	03/31/25	66,617,438	(15,916)
20 Year U.S. Treasury Bonds	325	03/20/25	36,999,219	(618,890)
30 Year German Euro-Buxl	5	03/06/25	687,183	(44,176)
5 Year German Euro-Bund	5	03/06/25	691,119	(18,083)
5 Year U.S. Treasury Notes	1,631	03/31/25	173,382,946	(1,366,747)
Ice 3M Sonia Index	292	03/17/26	87,655,455	(162,459)
Ultra Long U.S. Treasury Bonds	861	03/20/25	102,378,281	(3,695,610)

Total				$(5,946,854)

Short position contracts:
French 10 Year Government Bonds	(2)	03/06/25	(255,648)	5,363
Ultra 10-Year U.S. Treasury Notes	(55)	03/20/25	(6,122,188)	106,455

Total				$111,818

TOTAL FUTURES CONTRACTS				$(5,835,036)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(a)	4.395%(a)	03/19/25		$996,020	(b)	$106,375	$38,916	$67,459
3.500%(a)	12M SOFR(a)	04/19/25		2,700		37,973	(745)	38,718
3.500(c)	12M SOFR(c)	03/19/27		4,060	(b)	42,019	34,759	7,260
3.000(c)	12M SOFR(c)	03/19/27		107,810	(b)	2,135,252	2,003,942	131,310
3M STIBOR(c)	2.000(d)	03/19/27	SEK	298,770	(b)	(179,869)	2,944	(182,813)
6M EURO(c)	2.500(e)	03/19/27	EUR	6,350	(b)	49,961	55,722	(5,761)
6M CDOR(e)	3.000(e)	03/19/27	CAD	8,450	(b)	37,427	27,975	9,452
12M SOFR(c)	3.000(c)	03/19/27		$26,060	(b)	(516,136)	(485,733)	(30,403)
4.250(d)	3M AUDOR(d)	03/19/27	AUD	11,120	(b)	(64,498)	(63,382)	(1,116)
3M NIBOR(c)	4.000(e)	03/19/27	NOK	558,230	(b)	(207,519)	101,044	(308,563)
6M GBP(c)	4.250(c)	03/19/27	GBP	92,860	(b)	136,235	644,136	(507,901)
0.250(c)	6M CHFOR(c)	03/19/27	CHF	41,220	(b)	(241,833)	(150,156)	(91,677)
2.500(c)	6M EURO(c)	03/19/27	EUR	53,710	(b)	(654,435)	(721,288)	66,853
4.000(c)	6M GBP(c)	03/19/27	GBP	3,990	(b)	17,389	3,859	13,530
0.750(c)	6M JYOR(c)	03/19/27	JPY	3,373,000	(b)	(23,330)	(32,059)	8,729
6M GBP(c)	3.500(c)	08/31/27	GBP	64,991	(b)	(350,735)	(1,086,208)	735,473
3M CNY(a)	2.143(d)	11/20/27	EUR	323,400	(b)	(1,642)	257,492	(259,134)
2.180(e)	6M EURO(a)	11/20/27		323,400	(b)	16,783	(245,459)	262,242
6M GBP(a)	3.500(a)	12/04/27	GBP	33,026	(b)	(163,491)	(80,248)	(83,243)
6M EURO(c)	2.500(e)	05/14/28	EUR	34,474	(b)	220,136	(279,462)	499,598
3.695(c)	12M SOFR(c)	05/31/29		$34,240	(b)	433,300	33,973	399,327
3.500(c)	6M GBP(c)	08/31/29	GBP	60,288	(b)	467,055	(796,478)	1,263,533
12M SOFR(c)	3.038(c)	09/13/29		$35,730	(b)	(586,816)	32,919	(619,735)
2.457(e)	6M CDOR(e)	09/13/29	CAD	47,600	(b)	140,699	(15,269)	155,968
3.500(c)	6M GBP(c)	12/06/29	GBP	30,602	(b)	233,672	100,344	133,328
3.000(c)	12M SOFR(c)	03/19/30		$13,720	(b)	626,189	546,049	80,140
3M STIBOR(c)	2.250(d)	03/19/30	SEK	276,330	(b)	(305,436)	195,356	(500,792)
6M EURO(c)	2.750(e)	03/19/30	EUR	19,710	(b)	513,919	684,079	(170,160)
3M NZDOR(e)	4.000(d)	03/19/30	NZD	16,270	(b)	209,210	156,152	53,058
6M AUDOR(e)	4.250(e)	03/19/30	AUD	21,150	(b)	131,428	159,048	(27,620)
3.750(c)	6M GBP(c)	03/19/30	GBP	1,440	(b)	20,657	(113)	20,770
0.750(c)	6M JYOR(c)	03/19/30	JPY	11,079,000	(b)	248,478	161,903	86,575
6M CDOR(e)	2.801(e)	09/11/31	CAD	49,790	(b)	(124,478)	19,811	(144,289)
3.215(c)	12M SOFR(c)	09/12/31		$37,880	(b)	512,323	(30,880)	543,203
3.250(c)	12M SOFR(c)	03/19/32		4,420	(b)	209,909	167,779	42,130
6M EURO(c)	3.000(e)	11/10/33	EUR	23,220	(b)	586,233	251,107	335,126
1.295(c)	6M JYOR(c)	08/02/34	JPY	1,644,680	(b)	(11,105)	(103,947)	92,842
6M GBP(c)	3.500(c)	08/28/34	GBP	12,257	(b)	(321,796)	(322,694)	898
6M EURO(c)	2.500(e)	11/08/34	EUR	38,569	(b)	25,889	167,489	(141,600)
6M GBP(c)	3.500(c)	12/04/34	GBP	6,266	(b)	(169,610)	(110,693)	(58,917)
6M JYOR(c)	1.250(c)	03/19/35	JPY	44,000	(b)	4,452	5,776	(1,324)
3.250(c)	12M SOFR(c)	03/19/35		$14,010	(b)	928,661	735,404	193,257
3M STIBOR(c)	2.500(d)	03/19/35	SEK	92,220	(b)	(160,819)	180,980	(341,799)
12M SOFR(c)	3.250(c)	03/19/35		$650	(b)	(43,086)	(34,594)	(8,492)
6M GBP(c)	3.750(c)	03/19/35	GBP	1,510	(b)	(46,877)	(2,126)	(44,751)
3.750(e)	3M NIBOR(c)	03/19/35	NOK	29,750	(b)	56,565	(29,632)	86,197
3M NZDOR(e)	4.250(d)	03/19/35	NZD	13,950	(b)	209,358	202,286	7,072
6M AUDOR(e)	4.500(e)	03/19/35	AUD	9,570	(b)	77,287	122,911	(45,624)
2.750(e)	6M CDOR(e)	03/19/35	CAD	390	(b)	4,744	6,464	(1,720)
0.500(c)	6M CHFOR(c)	03/19/35	CHF	5,770	(b)	(73,895)	(120,515)	46,620
2.750(e)	6M EURO(c)	03/19/35	EUR	21,720	(b)	(800,842)	(1,043,840)	242,998
6M EURO(c)	2.152(e)	08/09/37		15,320	(b)	(262,436)	(1,359,405)	1,096,969
6M EURO(c)	3.000(e)	01/25/39		22,190	(b)	362,668	113,176	249,492
12M SOFR(c)	3.944(c)	12/13/39		$25,480	(b)	(229,371)	(68,189)	(161,182)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.451%(e)	6M EURO(c)	08/10/42	EUR	38,910	(b)	$1,321,953	$(723,500)	$2,045,453
2.500(e)	6M EURO(c)	01/25/44		52,660	(b)	(463,564)	(78,023)	(385,541)
6M JYOR(c)	2.160%(c)	08/02/44	JPY	1,977,020	(b)	(174,082)	(112,512)	(61,570)
2.500(e)	6M EURO(c)	11/08/44	EUR	24,699	(b)	(221,141)	(362,653)	141,512
6M EURO(c)	1.051(e)	08/11/47		22,770	(b)	(600,363)	(1,684,181)	1,083,818
6M EURO(c)	2.000(e)	01/25/49		30,980	(b)	241,427	9,232	232,195
2.000(e)	6M EURO(c)	05/17/53		9,230	(b)	(83,933)	(80,333)	(3,600)
2.500(e)	6M EURO(c)	11/10/53		11,310	(b)	(678,855)	(635,978)	(42,877)
3.355(c)	12M SOFR(c)	12/13/54	$	12,950	(b)	197,305	78,761	118,544
2.500(e)	6M EURO(c)	03/19/55	EUR	7,070	(b)	(561,329)	(824,100)	262,771

TOTAL						$2,239,609	$(4,382,607)	$6,622,216

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 40	1.000%	0.332%	06/20/28	$106,631	$2,338,423	$656,065	$1,682,358
CDX.NA.IG Index 42	1.000	0.445	06/20/29	102,467	2,341,895	1,924,360	417,535
CDX.NA.IG Index 43	1.000	0.499	12/20/29	141,900	3,217,545	3,159,773	57,772
Republic of Chile, 3.240%, 02/06/28	1.000	0.645	12/20/29	5,440	88,226	111,113	(22,887)
Republic of Peru, 8.750%, 11/21/33	1.000	0.872	12/20/29	5,160	31,014	63,314	(32,300)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.693	12/20/29	5,150	72,045	95,793	(23,748)

TOTAL					$8,089,148	$6,010,418	$2,078,730

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	8,300,000	$8,300,000	$85,693	$105,033	$(19,340)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	8,320,000	8,320,000	101,172	113,008	(11,836)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	8,390,000	8,390,000	110,235	126,107	(15,872)
3M IRS	MS & Co. Int. PLC	3.500	02/24/2025	13,880,000	13,880,000	14,661	49,135	(34,474)

Total purchased option contracts				38,890,000	$38,890,000	$311,761	$393,283	$(81,522)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(2,440,000)	(2,440,000)	(80,566)	(104,822)	24,256
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(2,450,000)	(2,450,000)	(87,079)	(113,166)	26,087
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)	(2,470,000)	(105,710)	(126,195)	20,485
1M IRS	BofA Securities LLC	2.287	01/20/2025	(5,860,000)	(5,860,000)	(16,023)	(35,753)	19,730
1M IRS	Citibank NA	3.681	01/06/2025	(6,750,000)	(6,750,000)	(7)	(51,469)	51,462
1M IRS	Citibank NA	2.227	01/16/2025	(5,900,000)	(5,900,000)	(6,749)	(38,521)	31,772
1M IRS	Citibank NA	2.356	01/27/2025	(5,890,000)	(5,890,000)	(37,406)	(38,379)	973
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(5,960,000)	(5,960,000)	(11)	(37,808)	37,797
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(6,640,000)	(6,640,000)	(69,055)	(59,760)	(9,295)
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(6,670,000)	(6,670,000)	(8,352)	(53,027)	44,675
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(6,650,000)	(6,650,000)	(31,743)	(57,689)	25,946

				(57,680,000)	$(57,680,000)	$(442,701)	$(716,589)	$273,888

Puts
1M IRS	BofA Securities LLC	2.287	01/20/2025	(5,860,000)	(5,860,000)	(53,474)	(35,753)	(17,721)
1M IRS	Citibank NA	3.681	01/06/2025	(6,750,000)	(6,750,000)	(216,122)	(51,469)	(164,653)
1M IRS	Citibank NA	2.227	01/16/2025	(5,900,000)	(5,900,000)	(77,306)	(38,521)	(38,785)
1M IRS	Citibank NA	2.356	01/27/2025	(5,890,000)	(5,890,000)	(36,356)	(38,379)	2,023
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(5,960,000)	(5,960,000)	(138,156)	(37,808)	(100,348)
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(6,640,000)	(6,640,000)	(44,156)	(59,760)	15,604
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(6,670,000)	(6,670,000)	(103,262)	(53,027)	(50,235)
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(6,650,000)	(6,650,000)	(70,526)	(57,689)	(12,837)

				(50,320,000)	$(50,320,000)	$(739,358)	$(372,406)	$(366,952)

Total written option contracts				(108,000,000)	$(108,000,000)	$(1,182,059)	$(1,088,995)	$(93,064)

TOTAL				(69,110,000)	$(69,110,000)	$(870,298)	$(695,712)	$(174,586)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 74.3%
Collateralized Mortgage Obligations – 10.4%
Interest Only(a) – 1.0%
Federal Home Loan Mortgage Corp. REMICS Series 4468,
Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$3,288,079	1.388	%(b)	05/15/45	$ 313,211
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,587,731	4.000		09/25/50	337,210
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
542,481	3.000		08/25/50	94,812
Federal National Mortgage Association REMICS Series 2011- 100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,914,168	1.767	(b)	10/25/41	181,131
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,796,845	1.987	(b)	07/25/42	160,718
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
774,374	1.467	(b)	01/25/48	81,492
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,478,980	1.195	(b)(c)	03/20/40	177,204
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
3,075,996	1.665	(b)(c)	07/20/43	280,134
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,398,640	1.665	(b)(c)	04/20/43	208,109
Government National Mortgage Association REMICS Series 2014-11, Class NI
664,876	4.500	(c)	12/16/42	26,749
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
3,142,966	1.615	(b)(c)	10/20/43	145,307
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
6,253,558	1.715	(b)(c)	11/20/45	634,863
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,314,274	4.000	(c)	08/20/44	305,652
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,101,095	1.215	(b)(c)	09/20/45	93,644
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,424,621	1.215	(b)(c)	09/20/45	121,475
Government National Mortgage Association REMICS Series 2015-129, Class IC
859,364	4.500	(c)	09/16/45	163,819

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
$3,038,582	1.715	%(b)(c)	08/20/45	$ 332,493
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,710,927	1.215	(b)(c)	10/20/45	278,072
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
1,959,057	1.715	(b)(c)	09/20/45	214,367
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,615,377	1.165	(b)(c)	01/20/46	323,027
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
891,851	1.175	(b)(c)	07/20/47	78,203
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
988,021	1.215	(b)(c)	01/20/48	90,090
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,439,275	1.715	(b)(c)	05/20/48	158,571
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,288,631	1.715	(b)(c)	09/20/48	143,902
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
617,733	1.715	(b)(c)	09/20/48	67,589
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
900,949	1.665	(b)(c)	10/20/48	97,393
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
350,412	1.565	(b)(c)	01/20/49	36,023
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
994,339	1.565	(b)(c)	01/20/49	103,180
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
597,211	1.615	(b)(c)	06/20/49	61,641
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,182,382	3.500	(c)	10/20/49	393,948
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,686,945	1.565	(b)(c)	02/20/50	298,513

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2020-78, Class DI
$3,117,616	4.000	%(c)	06/20/50	$ 681,068
Government National Mortgage Association REMICS Series 2020-146, Class KI
8,043,803	2.500	(c)	10/20/50	1,187,140
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,102,249	2.500	(c)	10/20/50	160,734

				8,031,484

Regular Floater(b) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
130,570	5.082		03/15/41	130,090
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
114,594	5.062		10/15/36	113,592
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
71,907	5.112		12/15/36	71,069
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
128,616	5.312	(c)	09/15/37	127,832
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
34,233	5.562		06/15/39	34,499
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
300,000	6.019	(c)(d)	10/25/44	300,670
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
224,860	5.083		06/25/36	223,227
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
268,565	5.083		08/25/36	266,215
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
273,396	5.083		08/25/36	271,033
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
92,909	5.133		08/25/37	92,381
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
32,812	5.783		10/25/39	33,345

				1,663,953

Sequential Fixed Rate(c) – 1.0%
JP Morgan Mortgage Trust Series 2024-VIS2, Class A2
2,011,006	6.106	(d)(e)	11/25/64	2,017,783
OBX Trust Series 2024-NQM1, Class A1
1,201,243	5.928	(d)(e)	11/25/63	1,206,123
OBX Trust Series 2024-NQM1, Class A2
186,400	6.253	(d)(e)	11/25/63	187,297
OBX Trust Series 2024-NQM5, Class A1
1,057,779	5.988	(d)(e)	01/25/64	1,063,588

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(c) – (continued)
RALI Trust Series 2006-QS6, Class 1A13
$292,255	6.000%		06/25/36	$ 234,208
RALI Trust Series 2006-QS9, Class 1A11
532,173	6.500		07/25/36	427,278
RALI Trust Series 2006-QS2, Class 1A9
186,641	5.500		02/25/36	143,827
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	398,377
RFMSI Trust Series 2007-S9, Class 1A1
1,612,242	6.000		10/25/37	895,092
Verus Securitization Trust Series 2021-7, Class A1
673,576	1.829	(d)(e)	10/25/66	594,581
Verus Securitization Trust Series 2022-2, Class A1
13,268	4.260	(d)(e)	02/25/67	12,535
Verus Securitization Trust Series 2024-1, Class A2
916,716	5.915	(d)(e)	01/25/69	916,424

				8,097,113

Sequential Floating Rate(c) – 8.2%
Angel Oak Mortgage Trust Series 2021-6, Class A1
9,823	1.458	(b)(d)	09/25/66	8,112
Angel Oak Mortgage Trust Series 2020-4, Class A3
615,330	2.805	(b)(d)	06/25/65	590,330
Angel Oak Mortgage Trust Series 2020-2, Class M1
654,000	4.500	(b)(d)	01/26/65	603,393
Banc of America Funding Trust Series 2007-2, Class 2A1
4,393	4.920	(b)	03/25/37	4,293
BINOM Securitization Trust Series 2022-INV1, Class A1
24,666	4.441	(b)(d)	08/25/57	23,387
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(b)(d)	02/25/55	174,716
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,636,255	4.953	(b)	08/25/37	1,091,142
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
225,264	4.953	(b)	07/25/35	152,954
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
251,597	5.253	(b)	12/25/35	216,526
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
244,077	4.853	(b)	08/25/37	160,664
CSMC Trust Series 2022-NQM1, Class A1
4,604	2.265	(b)(d)	11/25/66	4,061
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(b)(d)	02/25/50	603,429
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	10.219	(b)(d)	12/25/50	680,167
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
640,634	6.369	(b)(d)	01/25/51	648,851

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
$1,895,401	8.069	%(b)(d)	03/25/42	$ 1,981,809
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
2,661,984	5.819	(b)(d)	03/25/44	2,666,848
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
625,000	6.569	(b)(d)	03/25/44	633,282
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,785,590	5.769	(b)(d)	05/25/44	1,791,120
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
3,770,000	5.819	(b)(d)	08/25/44	3,783,726
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2 (1 mo. USD Term SOFR + 1.800%)
2,100,000	6.369	(b)(d)	08/25/44	2,123,164
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
401,504	6.733	(b)(d)	04/25/49	408,502
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA3, Class M2 (1 mo. USD Term SOFR + 1.964%)
43,121	6.533	(b)(d)	09/25/49	43,788
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	7.569	(b)(d)	04/25/42	289,105
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
508,336	8.469	(b)(d)	04/25/43	546,604
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
250,000	7.660	(b)(d)	06/25/43	263,477
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02, Class 2M1 (1 mo. USD Term SOFR + 0.900%)
97,351	5.469	(b)(d)	11/25/41	97,373
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	8.119	(b)(d)	10/25/43	2,294,731
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
2,800,000	7.269	(b)(d)	01/25/44	2,862,726
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	6.369	(b)(d)	01/25/44	453,282

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
$1,783,157	5.710	%(b)(d)	03/25/44	$ 1,784,943
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1B1 (1 mo. USD Term SOFR + 2.200%)
975,000	6.769	(b)(d)	05/25/44	984,067
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,350,000	6.219	(b)(d)	05/25/44	1,358,031
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	6.510	(b)(d)	03/25/44	505,228
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
2,275,000	7.360	(b)(d)	03/25/44	2,333,679
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
584,231	5.569	(b)(d)	07/25/44	583,871
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,300,000	6.269	(b)(d)	07/25/44	1,305,667
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,475,000	6.169	(b)(d)	09/25/44	2,490,406
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
1,400,000	6.619	(b)(d)	09/25/44	1,416,846
GCAT Trust Series 2020-NQM2, Class M1
825,000	3.589	(b)(d)	04/25/65	746,253
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
3,970,920	1.515	(b)	05/20/53	216,630
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
7,967,390	1.895	(b)	09/20/53	534,748
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,196,848	2.520	(b)(d)	05/25/52	1,012,137
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
413,212	3.519	(b)(d)	07/25/52	361,505
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,454,623	5.000	(b)(d)	07/25/53	1,393,711
JP Morgan Mortgage Trust Series 2023-10, Class A6
494,996	6.000	(b)(d)	05/25/54	496,484
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
1,485,133	4.625	(b)(d)	07/25/63	1,428,125
JP Morgan Mortgage Trust Series 2024-1, Class A2
1,740,886	6.000	(b)(d)	06/25/54	1,737,758

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
JP Morgan Mortgage Trust Series 2024-2, Class A5A
$600,000	6.000	%(b)(d)	08/25/54	$ 602,331
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,484,747	5.990	(b)(d)	07/25/64	1,492,598
JP Morgan Mortgage Trust Series 2024-3, Class A4
2,084,535	3.000	(b)(d)	05/25/54	1,846,707
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,664,721	6.192	(b)(d)	07/25/64	1,673,181
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
627,118	5.250	(b)(d)	11/25/63	619,141
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
829,454	4.750	(b)(d)	01/25/63	790,435
JP Morgan Mortgage Trust Series 2024-4, Class A5A
725,000	6.000	(b)(d)	10/25/54	721,368
JP Morgan Mortgage Trust Series 2024-5, Class A6
741,457	6.000	(b)(d)	11/25/54	744,046
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
875,000	6.414	(b)(d)	02/25/64	876,441
JP Morgan Mortgage Trust Series 2024-INV1, Class A3
756,887	5.500	(b)(d)	04/25/55	741,217
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(b)(d)	01/26/65	693,215
Mill City Mortgage Loan Trust Series 2017-2, Class A3
289,783	3.250	(b)(d)	07/25/59	279,921
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(b)(d)	11/25/61	372,629
OBX Trust Series 2022-J2, Class A1
1,034,805	3.500	(b)(d)	08/25/52	899,714
OBX Trust Series 2024-NQM4, Class A1
1,670,581	6.067	(d)(e)	01/25/64	1,681,190
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
58,038	4.863	(b)	09/25/46	56,014
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(b)(d)	05/25/60	143,685
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(b)(d)	04/25/60	1,780,112
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(b)(d)	01/25/60	485,353
Verus Securitization Trust Series 2021-6, Class A1
218,110	1.630	(b)(d)	10/25/66	185,232
Verus Securitization Trust Series 2021-8, Class A1
534,694	1.824	(b)(d)	11/25/66	477,664
Verus Securitization Trust Series 2021-7, Class A2
673,592	2.137	(b)(d)	10/25/66	580,462
Verus Securitization Trust Series 2022-1, Class A3
1,102,004	3.288	(b)(d)	01/25/67	982,671
Verus Securitization Trust Series 2023-3, Class M1
500,000	7.803	(b)(d)	03/25/68	509,221
Visio Trust Series 2020-1, Class M1
500,000	4.450	(b)(d)	08/25/55	463,743

				65,589,942

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 83,382,492

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 16.6%
Regular Floater(b)(d) – 0.9%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,800,000	5.890%		11/15/41	$ 1,799,895
BX Commercial Mortgage Trust Series 2024-GPA3, Class C (1 mo. USD Term SOFR + 1.892%)
1,500,000	6.399		12/15/39	1,499,047
KSL Commercial Mortgage Trust Series 2024-HT2, Class B (1 mo. USD Term SOFR + 2.042%)
1,600,000	6.614		12/15/39	1,597,501
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
1,000,000	6.530		11/15/29	1,000,792
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
550,000	7.327		11/15/29	549,577
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
1,000,000	5.889		11/15/41	1,000,703

				7,447,515

Sequential Fixed Rate – 6.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
2,300,000	3.901	(d)	08/10/35	2,270,527
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(c)	12/15/64	882,221
Bank Series 2023-BNK45, Class A5
725,000	5.203	(c)	02/15/56	722,345
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(c)	05/15/62	1,371,208
Bank Series 2021-BN38, Class B
250,000	2.885	(c)	12/15/64	202,059
Bank Series 2024-BNK48, Class A5
1,800,000	5.053	(c)	10/15/57	1,770,109
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,357,062
Bank5 Series 2024-5YR10, Class A3
1,250,000	5.302	(c)	10/15/57	1,256,986
Bank5 Series 2024-5YR11, Class A3
1,500,000	5.893	(c)	11/15/57	1,548,386
Bank5 Series 2024-5YR11, Class AS
675,000	6.139	(c)	11/15/57	691,900
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,597,648
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	721,750
BBCMS Mortgage Trust Series 2024-5C25, Class D
1,050,000	4.000	(c)(d)	03/15/57	927,358
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,422,227
BBCMS Mortgage Trust Series 2024-5C29, Class A3
1,450,000	5.208	(c)	09/15/57	1,451,066
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	998,512
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	834,175

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Benchmark Mortgage Trust Series 2021-B24, Class A5
$1,325,000	2.584	%(c)	03/15/54	$ 1,121,046
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(c)	01/15/54	873,076
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,198,484
BMO Mortgage Trust Series 2024-C9, Class A5
2,150,000	5.759	(c)	07/15/57	2,222,983
BMO Mortgage Trust Series 2024-5C6, Class A3
1,850,000	5.316	(c)	09/15/57	1,857,328
BWAY Mortgage Trust Series 2013-1515, Class A2
1,400,000	3.454	(c)(d)	03/10/33	1,322,054
CFK Trust Series 2020-MF2, Class C
1,200,000	2.995	(d)	03/15/39	1,063,594
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	572,460
COMM Mortgage Trust Series 2015-3BP, Class A
1,250,000	3.178	(c)(d)	02/10/35	1,226,166
COMM Mortgage Trust Series 2024-277P, Class A
1,150,000	6.338	(d)	08/10/44	1,184,225
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(d)	11/13/39	1,399,800
DBJPM Mortgage Trust Series 2020-C9, Class A4
2,100,000	1.644	(c)	08/15/53	1,793,438
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,370,922
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B
1,550,000	3.460	(c)	08/15/49	1,375,501
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,349,000	3.024	(d)	01/05/39	1,243,250
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
1,950,000	2.287	(d)	03/05/42	1,718,763
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
500,000	2.574	(c)	10/15/54	423,114
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,650,395
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(d)	11/13/41	3,890,503
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(d)	11/13/41	2,395,938
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(d)	07/15/41	2,519,987
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	618,344
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(c)	04/15/54	1,276,655
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class D
825,000	3.000	(c)(d)	01/15/52	636,091

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
$870,000	5.309	%(c)	08/15/57	$ 873,240

				55,852,896

Sequential Floating Rate – 8.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778	(b)	11/15/54	868,987
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
1,100,000	3.989	(b)(c)	09/15/48	1,087,565
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(c)	11/15/64	507,996
Bank Series 2021-BN31, Class AS
1,900,000	2.211	(b)(c)	02/15/54	1,565,628
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(b)(c)	02/15/55	2,077,589
Bank Series 2017-BNK5, Class C
575,000	4.211	(b)(c)	06/15/60	545,838
Bank Series 2021-BN35, Class C
800,000	2.902	(b)(c)	06/15/64	646,899
Bank Series 2021-BN33, Class AS
1,470,000	2.792	(c)	05/15/64	1,240,841
Bank5 Series 2024-5YR8, Class C
300,000	6.774	(b)(c)	08/15/57	308,457
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(c)	08/15/57	1,184,411
Bank5 Series 2024-5YR9, Class C
1,050,000	6.419	(b)(c)	08/15/57	1,062,331
Bank5 Series 2024-5YR10, Class AS
500,000	5.637	(c)	10/15/57	502,027
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	5.317	(b)(d)	03/15/37	2,458,478
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	5.566	(b)(d)	03/15/37	668,095
BBCMS Mortgage Trust Series 2024-5C25, Class B
1,575,000	6.151	(b)(c)	03/15/57	1,600,981
BBCMS Mortgage Trust Series 2024-5C25, Class C
875,000	6.643	(b)(c)	03/15/57	894,069
BBCMS Mortgage Trust Series 2018-TALL, Class C (1 mo. USD Term SOFR + 1.318%)
750,000	5.716	(b)(d)	03/15/37	638,289
BBCMS Mortgage Trust Series 2024-C26, Class C
775,000	6.000	(b)(c)	05/15/57	767,073
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002	(b)	01/15/55	1,529,420
Benchmark Mortgage Trust Series 2022-B36, Class A5
2,075,000	4.470	(b)(c)	07/15/55	1,967,295
BLP Commercial Mortgage Trust Series 2023-IND, Class A (1 mo. USD Term SOFR + 1.692%)
700,000	6.089	(b)(d)	03/15/40	701,284
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.808	(b)	07/15/54	1,331,380
BMO Mortgage Trust Series 2024-5C6, Class AS
1,150,000	5.755	(b)(c)	09/15/57	1,161,187

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BPR Trust Series 2024-PMDW, Class A
$850,000	5.358	%(b)(d)	11/05/41	$ 848,680
BPR Trust Series 2024-PMDW, Class C
600,000	5.850	(b)(d)	11/05/41	588,576
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,108,183	5.789	(b)(d)	03/15/41	1,112,994
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
1,250,000	5.938	(b)(d)	03/15/34	1,246,221
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,100,000	6.088	(b)(d)	08/15/39	1,106,190
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.410	(b)(d)	11/13/46	993,416
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
1,175,183	6.848	(b)(d)	08/15/39	1,180,131
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	6.039	(b)(d)	02/15/41	1,426,725
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
500,000	6.487	(b)(d)	03/15/41	501,169
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	7.436	(b)(d)	03/15/41	150,716
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,975,000	6.238	(b)(d)	04/15/26	1,979,847
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,700,000	6.937	(b)(d)	04/15/26	1,701,918
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
2,075,000	6.238	(b)(d)	06/15/41	2,067,627
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(c)	08/15/51	1,666,678
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.764	(b)(d)	11/10/41	1,635,252
DC Trust Series 2024-HLTN, Class A
750,000	5.727	(b)(d)	04/13/40	755,349
DC Trust Series 2024-HLTN, Class B
1,625,000	6.455	(b)(d)	04/13/40	1,651,600
Fashion Show Mall LLC Series 2024-SHOW, Class A
1,450,000	5.104	(b)(d)	10/10/41	1,437,710
HTL Commercial Mortgage Trust Series 2024-T53, Class A
1,300,000	5.876	(b)(d)	05/10/39	1,307,368
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,195,942	5.504	(b)(d)	04/15/37	1,156,661
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,250,000	5.797	(b)(d)	10/05/39	1,266,014
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
950,000	6.287	(b)(d)	08/15/41	953,394

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
LEX Mortgage Trust Series 2024-BBG, Class A
$1,350,000	4.874	%(b)(c)(d)	10/13/33	$ 1,329,295
Morgan Stanley Capital I Trust Series 2019-L3, Class B
875,000	3.649	(b)(c)	11/15/52	774,512
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
125,000	3.793	(b)(c)	04/15/55	113,775
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
1,300,000	6.014	(b)(c)	12/15/56	1,369,329
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A
1,825,000	4.312	(b)(d)	11/05/41	1,741,329
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	5.463	(b)(d)	01/15/36	1,576,676
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
1,025,000	6.138	(b)(d)	04/15/41	1,022,811
TYSN Mortgage Trust Series 2023-CRNR, Class A
2,050,000	6.580	(b)(d)	12/10/33	2,141,714
WB Commercial Mortgage Trust Series 2024-HQ, Class A
1,875,000	5.937	(b)(d)	03/15/40	1,886,430
WB Commercial Mortgage Trust Series 2024-HQ, Class B
1,600,000	6.420	(b)(d)	03/15/40	1,613,629
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	5.308	(b)(d)	07/15/35	1,753,511
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.743	(b)(d)	07/15/35	1,101,961
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
1,825,000	6.687	(b)(d)	08/15/41	1,823,250

				70,298,578

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 133,598,989

Federal Agencies – 47.3%
Federal Home Loan Mortgage Corp. – 0.0%
$5,519	5.000%		01/01/33	$ 5,531
251	5.000		03/01/33	251
3,437	5.000		04/01/33	3,445
409	5.000		05/01/33	410
1,382	5.000		06/01/33	1,386
8,691	5.000		07/01/33	8,712
13,492	5.000		08/01/33	13,521
1,443	5.000		09/01/33	1,447
3,102	5.000		10/01/33	3,109
5,612	5.000		11/01/33	5,625
2,897	5.000		12/01/33	2,903
2,483	5.000		01/01/34	2,489
8,472	5.000		02/01/34	8,490
4,956	5.000		03/01/34	4,964
7,222	5.000		04/01/34	7,230
9,876	5.000		05/01/34	9,897
145,509	5.000		06/01/34	145,817
3,973	5.000		11/01/34	3,978
34,627	5.000		04/01/35	34,705

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$9	5.000%	11/01/35	$ 9

			263,919

Government National Mortgage Association – 18.8%
7,080,088	4.500	12/20/48	6,756,482
2,610,355	5.000	12/20/48	2,565,576
4,042,499	4.500	01/20/49	3,857,730
1,630,581	2.500	10/20/51	1,353,287
2,040,863	2.500	11/20/51	1,693,160
2,810,702	2.500	12/20/51	2,336,943
1,369,163	7.000	02/20/54	1,402,902
8,000,000	2.000	TBA-30yr(f)	6,389,254
3,000,000	2.500	TBA-30yr(f)	2,501,702
47,000,000	4.000	TBA-30yr(f)	43,250,716
23,000,000	4.500	TBA-30yr(f)	21,731,258
51,000,000	6.000	TBA-30yr(f)	51,314,767
5,000,000	6.500	TBA-30yr(f)	5,083,203

			150,236,980

Uniform Mortgage-Backed Security – 28.5%
13,520	4.500	08/01/37	13,224
2,741	4.500	04/01/39	2,670
4,372	4.000	08/01/39	4,131
1,941	4.000	09/01/39	1,834
15,387	4.500	10/01/39	15,031
2,077	4.500	05/01/41	2,014
7,990	4.500	06/01/41	7,761
8,144	4.500	08/01/41	7,898
2,419	4.500	10/01/41	2,348
604	4.500	11/01/42	585
10,147	4.500	12/01/43	9,797
407,364	4.500	11/01/48	388,351
74,800	4.500	01/01/49	71,286
486,753	4.500	06/01/49	463,932
360,589	4.500	08/01/49	343,534
4,747,689	5.000	10/01/49	4,661,940
361,906	4.500	01/01/50	345,030
4,178,375	5.000	03/01/50	4,095,074
6,618,802	6.000	01/01/53	6,700,174
1,755,025	5.500	04/01/53	1,747,349
2,586,225	6.000	04/01/53	2,629,391
24,000,000	3.000	TBA-30yr(f)	20,358,746
32,000,000	3.500	TBA-30yr(f)	28,274,995
94,000,000	5.500	TBA-30yr(f)	93,064,528
65,000,000	6.000	TBA-30yr(f)	65,442,811
			228,654,434

TOTAL FEDERAL AGENCIES			$ 379,155,333

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $600,820,108)			$ 596,136,814

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 25.5%
Advertising(c) – 0.1%
Lamar Media Corp.
	$645,000	3.625%		01/15/31	$ 567,942
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
	304,000	5.000		08/15/27	296,047

					863,989

Aerospace & Defense(c) – 0.7%
Boeing Co.
	3,900,000	5.150		05/01/30	3,848,910
TransDigm, Inc.
	565,000	5.500		11/15/27	556,062
	955,000	6.750	(d)	08/15/28	964,340

					5,369,312

Airlines(c)(d) – 0.1%
American Airlines, Inc.
	1,100,000	7.250		02/15/28	1,125,806

Apparel(c)(d) – 0.2%
Champ Acquisition Corp.
	1,630,000	8.375		12/01/31	1,669,479

Automotive(c)(d) – 0.2%
Phinia, Inc.
	445,000	6.750		04/15/29	453,931
	555,000	6.625		10/15/32	551,121
ZF North America Capital, Inc.
	1,065,000	6.875		04/14/28	1,067,300

					2,072,352

Banks(b)(c) – 4.6%
AIB Group PLC (-1X 5 yr. EUR Swap + 6.629%)
EUR	372,000	6.250		06/23/25	389,190
Banco Mercantil del Norte SA(d) (5 yr. CMT + 4.643%)
	$1,190,000	5.875		01/24/27	1,134,153
Banco Santander SA (-1X 5 yr. EUR Swap + 4.534%)
EUR	2,400,000	4.375		01/14/26	2,461,179
Bank of America Corp. (5 yr. CMT + 2.760%)
	$2,565,000	4.375		01/27/27	2,473,635
Barclays PLC (5 yr. CMT + 5.867%)
	2,500,000	6.125		12/15/25	2,497,075
CaixaBank SA (5 yr. EUR Swap + 4.504%)
EUR	2,200,000	5.250		03/23/26	2,287,415
Citigroup, Inc.
(5 yr. CMT + 3.209%)
	$2,365,000	7.375		05/15/28	2,443,944
(5 yr. CMT + 3.597%)
	2,545,000	4.000		12/10/25	2,479,237
(Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,138,101
Commerzbank AG (-1X 5 yr. EUR Swap + 6.363%)
EUR	2,200,000	6.125		10/09/25	2,301,658
Deutsche Bank AG (5 yr. USD ICE Swap + 5.003%)
	$2,400,000	7.500		04/30/25	2,394,096
Intesa Sanpaolo SpA(d) (5 yr. USD Swap + 5.462%)
	2,476,000	7.700		09/17/25	2,491,401
JPMorgan Chase & Co. (5 yr. CMT + 2.737%)
	2,325,000	6.875		06/01/29	2,443,296

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(b)(c) – (continued)
PNC Financial Services Group, Inc. (5 yr. CMT + 3.238%)
$2,445,000	6.200%		09/15/27	$ 2,459,646
Societe Generale SA
(5 yr. USD ICE Swap + 5.873%)
2,471,000	8.000	(d)	09/29/25	2,491,633
(5 yr. USD Swap + 3.929%)
224,000	6.750		04/06/28	210,750
UBS Group AG(d) (5 yr. CMT + 4.745%)
470,000	9.250		11/13/28	508,521
Wells Fargo & Co. (5 yr. CMT + 3.453%)
2,565,000	3.900		03/15/26	2,485,100

				37,090,030

Building Materials(c)(d) – 0.2%
Standard Building Solutions, Inc.
730,000	6.500		08/15/32	731,985
Summit Materials LLC/Summit Materials Finance Corp.
305,000	6.500		03/15/27	305,018
318,000	5.250		01/15/29	319,266

				1,356,269

Chemicals(c) – 1.0%
Chemours Co.
345,000	5.375		05/15/27	332,028
540,000	5.750	(d)	11/15/28	502,076
500,000	8.000	(d)	01/15/33	488,490
Ingevity Corp.(d)
1,756,000	3.875		11/01/28	1,604,457
Methanex U.S. Operations, Inc.(d)
755,000	6.250		03/15/32	746,499
OCP SA(d)
1,800,000	6.750		05/02/34	1,833,300
Olympus Water U.S. Holding Corp.(d)
1,095,000	7.250		06/15/31	1,111,666
WR Grace Holdings LLC(d)
1,580,000	5.625		08/15/29	1,455,243

				8,073,759

Commercial Services(c) – 0.8%
ADT Security Corp.(d)
1,830,000	4.125		08/01/29	1,679,922
Belron U.K. Finance PLC(d)
470,000	5.750		10/15/29	471,584
Garda World Security Corp.(d)
435,000	8.375		11/15/32	443,700
Herc Holdings, Inc.(d)
1,064,000	5.500		07/15/27	1,048,774
TriNet Group, Inc.(d)
630,000	3.500		03/01/29	569,980
United Rentals North America, Inc.
509,000	3.875		02/15/31	454,807
VT Topco, Inc.(d)
1,339,000	8.500		08/15/30	1,418,014

				6,086,781

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – 0.5%
Amentum Holdings, Inc.(d)
$1,009,000	7.250%	08/01/32	$ 1,017,647
KBR, Inc.(d)
598,000	4.750	09/30/28	573,171
McAfee Corp.(d)
1,890,000	7.375	02/15/30	1,839,594
Seagate HDD Cayman
515,000	8.250	12/15/29	548,707

			3,979,119

Diversified Financial Services(c) – 2.2%
AG Issuer LLC(d)
1,433,000	6.250	03/01/28	1,420,762
American Express Co.(b) (5 yr. CMT + 2.854%)
2,635,000	3.550	09/15/26	2,517,690
Charles Schwab Corp.(b) (5 yr. CMT + 4.971%)
2,500,000	5.375	06/01/25	2,489,000
Focus Financial Partners LLC(d)
1,320,000	6.750	09/15/31	1,311,605
Freedom Mortgage Holdings LLC(d)
1,675,000	9.250	02/01/29	1,727,930
Jane Street Group/JSG Finance, Inc.(d)
1,085,000	6.125	11/01/32	1,072,815
Midcap Financial Issuer Trust(d)
1,411,000	6.500	05/01/28	1,377,813
Navient Corp.
740,000	5.500	03/15/29	697,924
1,030,000	9.375	07/25/30	1,102,945
OneMain Finance Corp.
775,000	3.875	09/15/28	714,248
1,265,000	4.000	09/15/30	1,119,803
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(d)
1,790,000	2.875	10/15/26	1,695,345
StoneX Group, Inc.(d)
820,000	7.875	03/01/31	857,228

			18,105,108

Electrical(c)(d) – 0.7%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
1,150,000	6.375	02/15/32	1,143,687
Calpine Corp.
878,000	4.625	02/01/29	828,068
Lightning Power LLC
865,000	7.250	08/15/32	890,301
NRG Energy, Inc.
640,000	3.375	02/15/29	580,435
Pike Corp.
1,471,000	5.500	09/01/28	1,415,131
Vistra Operations Co. LLC
1,220,000	4.375	05/01/29	1,148,691

			6,006,313

Electronics(c)(d) – 0.4%
Imola Merger Corp.
595,000	4.750	05/15/29	565,530
Sensata Technologies BV
515,000	4.000	04/15/29	472,574

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(c)(d) – (continued)
Sensata Technologies, Inc.
$1,359,000	4.375%		02/15/30	$ 1,244,423
TTM Technologies, Inc.
1,250,000	4.000		03/01/29	1,159,562

				3,442,089

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
179,000	3.850		03/29/26	173,854
Greenko Power II Ltd.
167,000	4.300		12/13/28	156,933

				330,787

Engineering & Construction(c) – 0.3%
Dycom Industries, Inc.(d)
605,000	4.500		04/15/29	564,961
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	312,007
1,726,000	5.500		07/31/47	1,385,650

				2,262,618

Entertainment(c)(d) – 0.5%
Caesars Entertainment, Inc.
805,000	6.000		10/15/32	776,092
Cinemark USA, Inc.
615,000	7.000		08/01/32	627,288
Merlin Entertainments Group U.S. Holdings, Inc.
510,000	7.375		02/15/31	493,308
Motion Bondco DAC
567,000	6.625		11/15/27	532,413
WMG Acquisition Corp.
1,855,000	3.750		12/01/29	1,708,715

				4,137,816

Environmental(c)(d) – 0.6%
GFL Environmental, Inc.
2,760,000	3.500		09/01/28	2,600,886
Madison IAQ LLC
784,000	5.875		06/30/29	739,971
Waste Pro USA, Inc.
1,284,000	5.500		02/15/26	1,282,446

				4,623,303

Food & Drug Retailing(c) – 0.8%
J.M. Smucker Co.
2,205,000	6.200		11/15/33	2,327,356
Lamb Weston Holdings, Inc.(d)
1,850,000	4.125		01/31/30	1,692,454
Performance Food Group, Inc.(d)
841,000	5.500		10/15/27	833,624
United Natural Foods, Inc.(d)
1,270,000	6.750		10/15/28	1,249,896

				6,103,330

Healthcare Providers & Services(c) – 0.8%
Charles River Laboratories International, Inc.(d)
1,240,000	3.750		03/15/29	1,136,287

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(c) – (continued)
Encompass Health Corp.
$541,000	4.500%		02/01/28	$ 521,670
LifePoint Health, Inc.(d)
1,785,000	5.375		01/15/29	1,561,964
Medline Borrower LP(d)
1,507,000	5.250		10/01/29	1,450,864
Prime Healthcare Services, Inc.(d)
950,000	9.375		09/01/29	925,300
Tenet Healthcare Corp.
711,000	6.125		10/01/28	710,090

				6,306,175

Holding Companies-Diversified(c)(d) – 0.1%
Benteler International AG
990,000	10.500		05/15/28	1,041,559

Housewares(c) – 0.1%
Newell Brands, Inc.
285,000	6.375		05/15/30	285,986
445,000	6.625		05/15/32	448,004

				733,990

Insurance(c)(d) – 1.1%
Acrisure LLC/Acrisure Finance, Inc.
1,005,000	8.250		02/01/29	1,037,411
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
615,000	6.750		10/15/27	609,914
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
1,910,000	7.875		11/01/29	1,937,237
Ardonagh Group Finance Ltd.
2,513,000	8.875		02/15/32	2,611,861
BroadStreet Partners, Inc.
1,494,000	5.875		04/15/29	1,445,176
HUB International Ltd.
705,000	7.375		01/31/32	715,124
USI, Inc.
385,000	7.500		01/15/32	398,121

				8,754,844

Internet(c) – 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)
625,000	3.500		03/01/29	571,569
ION Trading Technologies SARL(d)
1,063,000	9.500		05/30/29	1,113,758
Match Group Holdings II LLC(d)
1,184,000	4.625		06/01/28	1,128,127
Prosus NV
1,070,000	3.257		01/19/27	1,020,512
850,000	3.680	(d)	01/21/30	762,875
400,000	4.027	(d)	08/03/50	268,500

				4,865,341

Iron/Steel(c) – 0.2%
Cleveland-Cliffs, Inc.(d)
730,000	6.875		11/01/29	721,919

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(c) – (continued)
Vale Overseas Ltd.
$1,320,000	6.400%	06/28/54	$ 1,290,300

			2,012,219

Leisure Time(c)(d) – 0.2%
Royal Caribbean Cruises Ltd.
1,075,000	5.625	09/30/31	1,057,187
425,000	6.250	03/15/32	430,487

			1,487,674

Lodging(c) – 0.9%
Genting New York LLC/GENNY Capital, Inc.(d)
2,630,000	7.250	10/01/29	2,706,217
Hilton Domestic Operating Co., Inc.
1,409,000	4.875	01/15/30	1,352,274
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(d)
1,518,000	5.000	06/01/29	1,426,677
MGM Resorts International
1,205,000	4.750	10/15/28	1,153,269
Travel & Leisure Co.(d)
630,000	4.500	12/01/29	587,866

			7,226,303

Machinery - Construction & Mining(c)(d) – 0.1%
Terex Corp.
625,000	6.250	10/15/32	613,356

Machinery-Diversified(c)(d) – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
705,000	9.000	02/15/29	736,782
TK Elevator Holdco GmbH
1,420,000	7.625	07/15/28	1,418,310

			2,155,092

Media(c)(d) – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
735,000	6.375	09/01/29	728,980
1,124,000	4.250	02/01/31	979,072
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
605,000	5.875	08/15/27	588,629
iHeartCommunications, Inc.
177,332	10.875	05/01/30	136,033
News Corp.
1,830,000	3.875	05/15/29	1,698,478
Nexstar Media, Inc.
659,000	5.625	07/15/27	642,294
Sirius XM Radio LLC
1,830,000	4.000	07/15/28	1,686,308

			6,459,794

Miscellaneous Manufacturing(c) – 0.1%
Hillenbrand, Inc.
521,000	6.250	02/15/29	521,219

Multi-National(c)(d) – 0.1%
African Export-Import Bank
550,000	2.634	05/17/26	524,095

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 1.8%
Aethon United BR LP/Aethon United Finance Corp.(c)(d)
	$573,000	7.500%		10/01/29	$ 586,500
Archrock Partners LP/Archrock Partners Finance Corp.(c)(d)
	745,000	6.625		09/01/32	745,447
Civitas Resources, Inc.(c)(d)
	520,000	8.375		07/01/28	540,353
Ecopetrol SA(c)
	120,000	8.625		01/19/29	127,098
	1,890,000	6.875		04/29/30	1,841,805
	1,055,000	7.750		02/01/32	1,024,932
	290,000	8.875		01/13/33	294,411
Kodiak Gas Services LLC(c)(d)
	290,000	7.250		02/15/29	295,751
Matador Resources Co.(c)(d)
	836,000	6.250		04/15/33	812,667
Murphy Oil Corp.(c)
	857,000	6.000		10/01/32	823,440
Nabors Industries, Inc.(c)(d)
	795,000	9.125		01/31/30	807,855
Noble Finance II LLC(c)(d)
	960,000	8.000		04/15/30	969,350
Petroleos Mexicanos
	110,000	6.500		01/23/29	102,378
	1,050,000	8.750	(c)	06/02/29	1,050,656
	410,000	6.840	(c)	01/23/30	373,510
SM Energy Co.(c)(d)
	395,000	6.750		08/01/29	391,062
	635,000	7.000		08/01/32	625,272
Sunoco LP/Sunoco Finance Corp.(c)
	1,075,000	7.000	(d)	09/15/28	1,099,166
	595,000	4.500		05/15/29	559,514
Transocean, Inc.(c)(d)
	355,000	8.250		05/15/29	348,358
	360,000	8.500		05/15/31	353,027
USA Compression Partners LP/USA Compression Finance Corp. (c)(d)
	1,055,000	7.125		03/15/29	1,073,178

					14,845,730

Packaging(c) – 0.8%
ARD Finance SA(g)
(PIK 5.750%, Cash 5.000%)
EUR	236,165	5.000		06/30/27	22,147
(PIK 7.250%, Cash 6.500%)
	$2,402,643	6.500	(d)	06/30/27	343,097
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(d)
	515,000	3.250		09/01/28	461,296
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)
	684,000	5.250		08/15/27	389,791
Berry Global, Inc.(d)
	439,000	4.500		02/15/26	432,779
Crown Americas LLC
	2,473,000	5.250		04/01/30	2,407,787
LABL, Inc.(d)
	206,000	10.500		07/15/27	198,922
Sealed Air Corp./Sealed Air Corp. U.S.(d)
	1,650,000	6.125		02/01/28	1,656,171

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – (continued)
Trivium Packaging Finance BV(d)
$276,000	5.500%		08/15/26	$ 272,211
353,000	8.500		08/15/27	352,276

				6,536,477

Pharmaceuticals(c)(d) – 0.3%
Jazz Securities DAC
1,190,000	4.375		01/15/29	1,121,575
Organon & Co./Organon Foreign Debt Co-Issuer BV
1,185,000	4.125		04/30/28	1,113,627

				2,235,202

Pipelines – 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (c)(d)
575,000	5.375		06/15/29	559,337
Buckeye Partners LP(c)
879,000	3.950		12/01/26	847,101
1,285,000	6.875	(d)	07/01/29	1,299,803
CQP Holdco LP/BIP-V Chinook Holdco LLC(c)(d)
1,491,000	5.500		06/15/31	1,424,397
Delek Logistics Partners LP/Delek Logistics Finance Corp.(c)(d)
870,000	8.625		03/15/29	899,797
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	194,803
1,763,491	2.940		09/30/40	1,388,696
Genesis Energy LP/Genesis Energy Finance Corp.(c)
1,095,000	7.875		05/15/32	1,072,465
Prairie Acquiror LP(c)(d)
645,000	9.000		08/01/29	663,408
Summit Midstream Holdings LLC(c)(d)
1,790,000	8.625		10/31/29	1,855,335
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c)(d)
855,000	7.375		02/15/29	857,531
Venture Global LNG, Inc.(c)(d)
1,570,000	9.500		02/01/29	1,735,023

				12,797,696

Real Estate Investment Trust(c) – 0.2%
Iron Mountain, Inc.(d)
550,000	7.000		02/15/29	562,177
MPT Operating Partnership LP/MPT Finance Corp.
1,083,000	4.625		08/01/29	777,356

				1,339,533

Retailing(c) – 0.7%
Asbury Automotive Group, Inc.(d)
615,000	4.625		11/15/29	573,537
Cougar JV Subsidiary LLC(d)
1,339,000	8.000		05/15/32	1,389,293
Group 1 Automotive, Inc.(d)
264,000	4.000		08/15/28	246,874
LCM Investments Holdings II LLC(d)
1,528,000	4.875		05/01/29	1,426,755
Lithia Motors, Inc.(d)
625,000	3.875		06/01/29	571,275

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(c) – (continued)
Penske Automotive Group, Inc.
$792,000	3.500%	09/01/25	$ 780,928
Sonic Automotive, Inc.(d)
630,000	4.625	11/15/29	581,798

			5,570,460

Semiconductors(c)(d) – 0.1%
Entegris, Inc.
565,000	5.950	06/15/30	559,384

Software(c) – 0.5%
AppLovin Corp.
740,000	5.500	12/01/34	733,503
Camelot Finance SA(d)
127,000	4.500	11/01/26	123,535
Castle U.S. Holding Corp.(d)
574,000	9.500	02/15/28	266,841
Clarivate Science Holdings Corp.(d)
610,000	3.875	07/01/28	568,032
Open Text Corp.(d)
1,905,000	3.875	12/01/29	1,726,787
Twilio, Inc.
630,000	3.625	03/15/29	577,666

			3,996,364

Telecommunication Services – 0.1%
Altice France SA(c)(d)
218,000	5.500	01/15/28	162,523
Hughes Satellite Systems Corp.
650,000	6.625	08/01/26	514,274

			676,797

Transportation(c)(d) – 0.1%
Rand Parent LLC
870,000	8.500	02/15/30	874,863

TOTAL CORPORATE OBLIGATIONS (Cost $205,796,910)			$ 204,832,427

Asset-Backed Securities – 20.0%
Automotive(c) – 1.2%
Citizens Auto Receivables Trust Series 2024-1, Class A2A(d)
$1,326,198	5.430%	10/15/26	$ 1,329,835
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
1,075,000	5.630	10/15/26	1,077,186
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
1,550,000	4.980	12/11/36	1,562,190
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
493,201	6.080	05/17/27	494,684
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
439,908	5.710	02/16/27	440,979
SBNA Auto Receivables Trust Series 2024-A, Class A2(d)
764,665	5.700	03/15/27	766,145
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
800,000	5.300	06/21/27	805,771

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(c) – (continued)
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
	$2,650,000	4.710%	02/15/28	$ 2,657,922

				9,134,712

Collateralized Loan Obligations – 13.6%
1988 CLO 3 Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	2,500,000	6.656	10/15/38	2,521,875
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
	2,100,000	7.256	04/15/37	2,118,503
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,700,000	8.906	04/15/37	2,774,085
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
	1,900,000	8.625	07/15/37	1,916,127
37 Capital CLO III Ltd. Series 2023-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 9.030%)
	1,700,000	13.686	04/15/36	1,743,071
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 6.360%)
	1,750,000	11.016	04/15/36	1,785,854
AB BSL CLO 4 Ltd. Series 2023-4A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.500%)
	2,600,000	7.117	04/20/36	2,615,647
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.482%)
	2,600,000	6.138	04/15/33	2,604,948
Bain Capital Credit CLO Ltd. Series 2024-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.100%)
	1,300,000	7.970	10/23/37	1,307,076
Ballyrock CLO 23 Ltd. Series 2023-23A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.980%)
	2,600,000	6.606	04/25/36	2,611,926
Barings CLO Ltd. Series 2023-1A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.750%)
	2,700,000	6.367	04/20/36	2,714,229
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	8.876	01/25/36	2,048,510
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	10.726	04/25/37	1,016,088
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	2,070,000	6.417	10/20/36	2,086,043
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	6.184	04/15/35	829,010
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.050%)
	$2,000,000	6.682	10/18/36	2,017,592
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	10.617	07/20/37	642,256

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Cathedral Lake VII Ltd. Series 2021-7RA, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 2.150%)
$2,000,000	6.806%	01/15/32	$ 2,001,356
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
1,025,000	12.267	01/20/37	1,048,497
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
1,300,000	6.917	01/20/37	1,307,781
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
2,000,000	6.027	04/21/35	2,004,308
Crown City CLO I Series 2020-1A, Class A1AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
2,000,000	6.069	07/20/34	2,002,220
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
1,300,000	9.117	04/20/37	1,318,951
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
1,700,000	6.217	04/20/37	1,711,813
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
1,325,000	6.317	04/20/37	1,330,085
Empower CLO Ltd. Series 2023-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.500%)
1,000,000	10.126	04/25/36	1,014,127
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
2,000,000	6.187	07/20/37	2,017,066
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.200%)
700,000	8.515	07/25/37	704,578
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
5,000,000	6.011	10/20/37	5,040,000
Halseypoint CLO 6 Ltd. Series 2022-6A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.690%)
800,000	10.307	10/20/34	803,029
Halseypoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.600%)
1,425,000	8.898	07/20/37	1,446,240
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (1 mo. USD Term SOFR + 1.600%)
448,432	6.205	05/25/54	451,242
LCCM Trust Series 2021-FL2, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.314%)
117,931	5.712	12/13/38	117,720
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
1,000,000	6.347	01/20/37	1,005,772
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
1,500,000	6.186	04/15/37	1,511,754
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
6,700,000	6.218	07/15/34	6,701,347

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Marathon CLO XIII Ltd. Series 2019-1A, Class A2R2(b)(c)(d) (3 mo. USD Term SOFR + 1.950%)
	$2,050,000	6.606%	04/15/32	$ 2,052,991
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
	599,302	5.590	07/16/36	598,940
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	1,700,000	6.116	04/15/34	1,705,265
Neuberger Berman Loan Advisers CLO 49 Ltd. Series 2022-49A, Class DR(b)(c)(d) (3 mo. USD Term SOFR + 2.800%)
	1,000,000	7.426	07/25/35	1,002,594
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 2.950%)
	1,525,000	7.576	10/23/36	1,535,092
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
	2,725,000	5.050	02/15/29	2,745,915
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	5.973	05/15/34	1,229,461
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	$1,827,923	5.767	07/20/30	1,828,578
Palmer Square CLO Ltd. Series 2021-4A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.312%)
	260,000	10.968	10/15/34	260,798
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	7.656	04/15/31	3,004,941
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.950%)
	1,300,000	7.472	08/08/32	1,304,641
Park Blue CLO Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	2,000,000	6.617	04/20/36	2,007,298
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	10.026	01/25/37	1,388,528
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	6.037	10/20/37	1,205,953
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
EUR	2,200,000	4.934	01/15/37	2,275,501
Silver Point CLO 3 Ltd. Series 2023-3A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.900%)
	$1,500,000	10.526	11/29/36	1,562,553
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 2.900%)
	1,600,000	7.747	10/18/37	1,617,822
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	2,400,000	6.121	02/20/37	2,415,857
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	1,117,129	3.967	10/15/41	1,072,853
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	161,097	5.750	12/20/50	164,300

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
$1,870,000	6.476%	01/23/37	$ 1,884,493
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(c)(d) (3 mo. USD Term SOFR + 1.430%)
2,925,000	6.047	01/20/34	2,928,302
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
1,700,000	7.267	04/20/37	1,712,009
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
2,725,000	5.817	07/20/32	2,728,703
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
1,375,000	8.306	04/15/37	1,399,380

			108,523,494

Collateralized Mortgage Obligations(b)(c)(d) – 0.2%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
1,700,000	6.117	04/19/37	1,708,048

Credit Card(c) – 0.9%
American Express Credit Account Master Trust Series 2022-2, Class A
1,950,000	3.390	05/15/27	1,942,129
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
4,100,000	5.498	08/15/28	4,117,637
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,350,000	5.230	12/08/27	1,359,304

			7,419,070

Home Equity(b)(c) – 0.1%
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
861,124	6.355	11/25/53	867,968
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
52,270	5.353	03/25/37	51,545
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
642,393	4.793	11/25/36	104,167

			1,023,680

Student Loan(b)(c)(d) – 4.0%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	12.386	01/15/37	1,041,886
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
968,842	5.889	04/20/31	969,976
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	8.497	04/16/37	1,023,986
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
3,900,000	6.435	07/24/36	3,931,594

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b)(c)(d) – (continued)
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
$1,325,000	8.617%	01/20/37	$ 1,354,645
Benefit Street Partners CLO XXX Ltd. Series 2023-30A, Class C (3 mo. USD Term SOFR + 3.550%)
2,000,000	8.176	04/25/36	2,016,208
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	8.556	04/15/37	1,281,984
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	6.486	01/15/37	3,925,744
Elmwood CLO 22 Ltd. Series 2023-1A, Class A (3 mo. USD Term SOFR + 1.800%)
1,249,000	6.448	04/17/36	1,253,700
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	6.152	04/18/37	2,883,438
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR (3 mo. USD Term SOFR + 1.380%)
2,300,000	5.901	05/20/36	2,306,143
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	6.147	04/20/38	2,012,870
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	8.126	04/23/38	2,005,405
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class E (3 mo. USD Term SOFR + 6.350%)
600,000	10.976	04/23/38	615,094
Parallel Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.200%)
2,000,000	6.817	07/20/36	2,014,574
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
1,325,000	9.117	01/20/37	1,356,538
Voya CLO Ltd. Series 2021-1A, Class D (3 mo. USD Term SOFR + 3.412%)
500,000	8.068	07/15/34	501,684
Wellington Management CLO 2 Ltd. Series 2024-2A, Class D (3 mo. USD Term SOFR + 3.900%)
1,650,000	8.517	04/20/37	1,688,016

			32,183,485

TOTAL ASSET-BACKED SECURITIES (Cost $159,542,651)			$ 159,992,489

Bank Loans(h) – 6.9%
Aerospace & Defense(b) – 0.1%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.750%)
$696,504	7.079%	10/31/30	$ 699,660

Automotive - Parts(b) – 0.2%
Adient U.S. LLC (1 mo. USD Term SOFR + 2.250%)
1,687,250	6.607	01/31/31	1,692,379

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Banks(b) – 0.2%
Nouryon Finance BV (6 mo. USD Term SOFR + 3.250%)
$1,253,237	7.657%	04/03/28	$ 1,260,681

Building & Construction(b) – 0.2%
Construction Partners, Inc. (1 mo. USD Term SOFR + 2.500%)
350,000	6.845	11/03/31	351,096
KKR Apple Bidco LLC (1 mo. USD Term SOFR + 2.750%)
1,455,000	7.222	09/22/28	1,461,489

			1,812,585

Commercial Services(b) – 0.7%
Anticimex International AB (3 mo. USD Term SOFR + 3.400%)
3,349,688	7.970	11/16/28	3,370,623
Fleet Midco I Ltd. (6 mo. USD Term SOFR + 2.750%)
2,370,891	7.578	02/21/31	2,382,746

			5,753,369

Consumer Cyclical Services – 0.3%
Fugue Finance BV(i)
250,000	0.000	01/31/28	251,980
IRB Holding Corp.(b) (1 mo. USD Term SOFR + 2.500%)
2,388,000	6.857	12/15/27	2,390,985

			2,642,965

Diversified Financial Services – 1.0%
AAL Delaware Holdco, Inc.(b) (1 mo. USD Term SOFR + 3.500%)
2,518,687	7.857	07/30/31	2,532,868
FNZ Group Services Ltd.(b) (3 mo. USD Term SOFR + 5.000%)
1,950,000	9.554	11/05/31	1,898,812
Gen II Fund Services LLC(i)(j)
1,395,000	0.000	11/19/31	1,400,231
VFH Parent LLC(b) (1 mo. USD Term SOFR + 2.750%)
1,825,000	7.107	06/21/31	1,828,431

			7,660,342

Diversified Manufacturing(b) – 0.3%
Chart Industries, Inc. (3 mo. USD Term SOFR + 2.500%)
2,326,426	6.805	03/15/30	2,333,219

Energy - Exploration & Production(i) – 0.4%
CQP Holdco LP
2,369,063	0.000	12/31/30	2,371,432
Kohler Energy Co. LLC
482,078	0.000	05/01/31	480,873

			2,852,305

Entertainment(b) – 0.2%
Crown Finance U.S., Inc. (1 mo. USD Term SOFR + 5.250%)
1,500,000	9.587	12/02/31	1,498,125

Healthcare(b) – 0.2%
LifePoint Health, Inc. (3 mo. USD Term SOFR + 3.750%)
1,695,750	8.406	05/17/31	1,700,464

Internet(b) – 0.2%
BEP Intermediate Holdco LLC (1 mo. USD Term SOFR + 3.250%)
547,253	7.607	04/25/31	550,335

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Internet(b) – (continued)
Plano HoldCo, Inc. (3 mo. USD Term SOFR + 3.500%)
$1,300,000	7.829%	10/02/31	$ 1,309,750

			1,860,085

Machinery(b) – 0.3%
TK Elevator U.S. Newco, Inc. (6 mo. USD Term SOFR + 3.500%)
2,378,253	8.588	04/30/30	2,394,021

Media-Non Cable(b) – 0.2%
Getty Images, Inc. (6 mo. USD Term SOFR + 4.500%)
529,077	8.845	02/19/26	526,654
iHeartCommunications, Inc. (1 mo. USD Term SOFR + 3.000%)
1,300,000	7.472	05/01/26	1,150,500

			1,677,154

Midstream(b) – 0.1%
AL GCX Holdings LLC (1 mo. USD Term SOFR + 2.750%)
525,000	7.056	05/17/29	527,231

Mining(b) – 0.2%
Crosby U.S. Acquisition Corp. (1 mo. USD Term SOFR + 3.500%)
1,658,292	7.857	08/16/29	1,672,188

Packaging(b) – 0.1%
LC AHAB U.S. Bidco LLC (1 mo. USD Term SOFR + 3.000%)
523,688	7.357	05/01/31	527,290

Pipelines(b) – 0.7%
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
2,269,312	10.044	06/29/29	2,271,082
Prairie Acquiror LP (1 mo. USD Term SOFR + 0.000%)
1,995,000	8.607	08/01/29	2,007,469
WhiteWater DBR HoldCo LLC (3 mo. USD Term SOFR + 2.250%)
1,670,813	6.576	03/03/31	1,677,596

			5,956,147

Retailers(b) – 0.3%
Harbor Freight Tools USA, Inc. (1 mo. USD Term SOFR + 0.000%) – (6 mo. USD Term SOFR + 0.000%)
2,418,937	6.857–7.241	06/11/31	2,383,113

Technology(b) – 0.0%
McAfee LLC (1 mo. USD Term SOFR + 3.000%)
349,125	7.337	03/01/29	349,038

Technology - Software(b) – 0.8%
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.250%)
1,711,832	7.607	02/15/29	1,713,664
Camelot U.S. Acquisition LLC (1 mo. USD Term SOFR + 2.750%)
1,831,968	7.107	01/31/31	1,829,111
Drake Software LLC (1 mo. USD Term SOFR + 4.250%)
872,813	8.607	06/26/31	844,446
Epicor Software Corp. (1 mo. USD Term SOFR + 2.750%)
394,012	7.107	05/30/31	396,518
iSolved, Inc. (1 mo. USD Term SOFR + 3.250%)
636,307	7.607	10/15/30	643,465

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Technology - Software(b) – (continued)
Travelport Finance (Luxembourg) SARL (3 mo. USD Term SOFR + 5.407%)
	$12,290	9.733%	09/30/28	$ 11,467
UKG, Inc. (3 mo. USD Term SOFR + 3.000%)
	680,435	7.329	02/10/31	684,748

				6,123,419

Transportation Services(b) – 0.2%
MH Sub I LLC (1 mo. USD Term SOFR + 4.250%)
	1,716,310	8.607	05/03/28	1,716,001

TOTAL BANK LOANS (Cost $55,172,632)				$ 55,091,781

Municipal Debt Obligations – 1.0%
Illinois – 1.0%
Illinois State GO Bonds Build America Series 2010
	$3,512,143	7.350%	07/01/35	$ 3,744,473
Illinois State GO Bonds Taxable-Pension Series 2003
	4,028,235	5.100	06/01/33	3,971,398

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,789,526)				$ 7,715,871

Sovereign Debt Obligations – 0.6%
Euro – 0.2%
Ivory Coast Government International Bonds
EUR	530,000	4.875%	01/30/32	$ 483,635
Romania Government International Bonds(d)
	1,250,000	3.624	05/26/30	1,215,505
				1,699,140

United States Dollar – 0.4%
Dominican Republic International Bonds(c)
	$236,000	7.050	02/03/31	241,504
	185,000	6.600 (d)	06/01/36	183,705
Ivory Coast Government International Bonds
	1,896,000	6.125	06/15/33	1,690,402
Mexico Government International Bonds(c)
	1,090,000	3.771	05/24/61	624,366
Romania Government International Bonds
	930,000	3.000	02/14/31	752,137

				3,492,114

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,695,227)				$ 5,191,254

Shares	Description	Value

Common Stocks(k) – 0.2%
Ground Transportation – 0.0%
81,420	Hertz Global Holdings, Inc.	$ 297,997

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks(k) – (continued)
Media* – 0.1%
242,215	iHeartMedia, Inc. Class A	$ 479,586

Oil, Gas & Consumable Fuels – 0.1%
12,547	Summit Midstream Corp.	474,026

TOTAL COMMON STOCKS (Cost $1,307,743)		$ 1,251,609

Units	Expiration Date	Value

Warrants – 0.1%
Cineworld Group PLC
16,800	12/31/99	$ 421,680
(Cost $426,888)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 4.5%
U.S. Treasury Bills(l)
$16,000,000	0.000%	02/11/25	$ 15,925,321
U.S. Treasury Inflation-Indexed Bonds
25,629,777	1.500	02/15/53	20,530,853
U.S. Treasury Notes
11,400	3.875	11/30/29	11,146

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,730,474)			$ 36,467,320

Shares	Dividend Rate	Value

Investment Company(m) – 3.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
31,155,377	4.392%	$ 31,155,377
(Cost $31,155,377)

TOTAL INVESTMENTS – 137.0% (Cost $ 1,105,437,536)		$1,098,256,622

LIABILITIES IN EXCESS OF OTHER ASSETS – (37.0)%		(296,432,113)

NET ASSETS – 100.0%		$ 801,824,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $337,411,980 which represents approximately 42.1% of net assets as of December 31, 2024.

(g)	Pay-in-kind securities.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Security is currently in default and/or non-income producing.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	61,734,315	NZD	68,251,042	01/10/25	$22,462
	BRL	31,930,643	USD	5,109,300	02/04/25	25,680
	CAD	17,003,973	USD	11,822,177	01/10/25	11,455
	CAD	5,695,383	USD	3,972,000	03/19/25	1,830
	COP	5,817,751,625	USD	1,314,746	01/23/25	1,463
	COP	34,437,789,779	USD	7,583,603	02/18/25	182,276
	CZK	92,283,075	EUR	3,640,358	02/06/25	18,991
	EUR	45,203,128	CHF	42,348,905	01/10/25	126,514
	EUR	2,133,770	CZK	53,483,458	01/10/25	12,352
	EUR	2,628,337	CZK	66,102,686	02/24/25	9,079
	EUR	5,809,040	GBP	4,804,669	01/10/25	5,305
	EUR	3,044,000	GBP	2,522,249	03/19/25	8,491
	EUR	8,553,186	PLN	36,530,485	01/10/25	21,420
	EUR	3,033,451	USD	3,141,745	01/10/25	1,730
	GBP	6,258,383	EUR	7,550,340	01/10/25	9,981
	GBP	495,071	USD	619,019	03/19/25	389
	HUF	524,036,580	USD	1,314,067	01/10/25	4,626
	HUF	2,282,725,939	USD	5,718,251	02/24/25	13,020
	NZD	19,242,430	AUD	17,388,000	01/10/25	4,270
	PLN	39,167,557	EUR	8,967,097	02/05/25	169,382
	SEK	328,164,256	EUR	28,620,413	01/10/25	18,020
	TRY	50,866,236	USD	1,323,285	03/19/25	9,368
	TWD	110,958,541	USD	3,371,575	02/03/25	1,686
	USD	986,737	AUD	1,562,398	01/07/25	19,680
	USD	4,643,737	AUD	7,445,752	01/10/25	35,129
	USD	11,031,478	AUD	17,118,681	02/26/25	435,195
	USD	7,081,782	AUD	11,019,388	03/03/25	260,801
	USD	2,832,332	AUD	4,223,677	03/19/25	217,771
	USD	11,987,328	BRL	71,840,311	01/03/25	365,571
	USD	3,527,706	BRL	20,637,082	01/06/25	191,192
	USD	4,661,989	BRL	28,631,128	02/04/25	57,626
	USD	3,447,631	BRL	21,254,646	02/26/25	43,260
	USD	17,790,400	CAD	25,415,619	01/10/25	102,824
	USD	8,161,502	CAD	11,243,146	01/13/25	336,108
	USD	12,130,430	CAD	17,150,912	03/19/25	163,752
	USD	26,151,984	CHF	22,443,257	03/19/25	1,201,364
	USD	657,000	CLP	637,326,908	03/19/25	16,783
	USD	10,952,776	CNH	79,891,225	01/10/25	65,080
	USD	11,901,544	CNH	84,262,935	01/13/25	417,478
	USD	3,211,196	CNH	23,385,535	01/21/25	23,582
	USD	3,838,094	CNH	27,958,594	01/23/25	27,010
	USD	4,918,758	CNH	35,606,891	01/27/25	64,790
	USD	16,020,072	CNH	116,357,809	02/10/25	152,665
	USD	10,054,678	CNH	70,037,280	03/19/25	491,332
	USD	1,968,177	CNH	14,213,529	06/18/25	17,539
	USD	1,306,143	COP	5,675,191,900	01/16/25	20,890
	USD	1,308,611	COP	5,685,258,839	01/17/25	21,264
	USD	1,322,138	COP	5,800,878,369	01/24/25	9,935
	USD	1,306,036	COP	5,729,578,309	01/27/25	10,522
	USD	5,152,137	COP	22,591,310,616	02/18/25	57,692
	USD	3,612,072	COP	15,893,127,761	03/19/25	43,290
	USD	14,248,392	CZK	337,518,563	03/19/25	355,722

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	19,071,171	EUR	18,272,351	01/10/25	$136,073
	USD	41,775,653	EUR	39,254,014	01/16/25	1,087,849
	USD	11,311,585	EUR	10,681,160	01/21/25	238,010
	USD	29,311,154	EUR	27,623,701	01/23/25	670,231
	USD	7,858,859	EUR	7,216,583	02/03/25	373,420
	USD	21,750,350	EUR	20,378,853	02/12/25	604,169
	USD	25,977,229	EUR	24,655,247	03/19/25	348,369
	USD	18,419,804	GBP	14,481,191	03/19/25	301,654
	USD	1,059,802	HUF	418,117,006	01/10/25	7,647
	USD	4,439,228	HUF	1,740,325,444	03/19/25	75,532
	USD	319,935	ILS	1,137,082	03/19/25	6,515
	USD	19,738,416	INR	1,681,903,401	03/19/25	244,490
	USD	3,267,265	INR	280,636,041	06/18/25	35,115
	USD	876,805	JPY	134,434,267	01/09/25	21,488
	USD	5,574,053	JPY	826,968,764	03/19/25	269,535
	USD	7,598,521	KRW	11,028,483,814	01/06/25	127,335
	USD	2,510,681	KRW	3,697,127,751	01/09/25	7,054
	USD	32,414,371	KRW	45,175,208,910	01/10/25	1,821,604
	USD	4,133,393	KRW	5,963,536,924	01/13/25	94,496
	USD	3,285,166	KRW	4,778,274,296	01/21/25	48,206
	USD	3,450,864	KRW	4,992,644,147	01/23/25	68,473
	USD	2,652,076	KRW	3,898,021,246	02/03/25	10,415
	USD	13,391,060	KRW	19,110,145,770	02/13/25	435,717
	USD	36,518,258	KRW	51,791,852,295	03/12/25	1,367,961
	USD	8,951,938	KRW	12,761,938,494	03/19/25	288,010
	USD	3,906,115	MXN	79,202,321	01/10/25	114,736
	USD	6,585,852	MXN	137,117,436	01/13/25	25,748
	USD	9,390,984	MXN	195,679,928	01/21/25	42,922
	USD	7,619,100	MXN	155,496,510	03/19/25	259,202
	USD	5,756,379	NOK	63,611,654	03/19/25	169,384
	USD	8,904,040	NZD	15,799,100	01/10/25	63,972
	USD	30,912,851	NZD	54,494,977	01/23/25	418,479
	USD	22,533,206	NZD	39,506,616	02/10/25	422,562
	USD	1,840,179	NZD	3,125,517	02/12/25	90,886
	USD	11,292,688	NZD	19,865,061	02/14/25	174,344
	USD	11,886,758	NZD	20,045,711	03/19/25	660,952
	USD	5,325,367	PLN	21,913,093	02/14/25	28,102
	USD	14,032,995	PLN	56,108,415	03/19/25	488,777
	USD	3,809,772	SEK	39,414,291	01/08/25	245,861
	USD	6,521,365	SEK	70,067,273	03/19/25	160,998
	USD	7,752,725	SGD	10,511,677	01/10/25	52,160
	USD	11,027,710	SGD	14,442,411	03/12/25	421,546
	USD	5,147,086	TWD	167,830,565	01/02/25	32,561
	USD	8,877,947	TWD	287,557,317	01/06/25	130,823
	USD	32,492,398	TWD	1,053,526,362	01/07/25	460,097
	USD	3,264,955	TWD	105,751,882	01/16/25	49,949
	USD	3,274,616	TWD	106,228,531	01/21/25	45,322
	USD	3,304,958	TWD	107,781,289	01/24/25	28,585
	USD	23,290,698	TWD	763,469,066	02/20/25	58,588
	USD	19,839,618	TWD	647,346,420	03/12/25	114,331
	USD	4,761,138	TWD	153,891,893	03/19/25	69,698
	USD	1,604,272	ZAR	28,937,498	01/10/25	72,295
	USD	2,209,807	ZAR	39,666,027	02/14/25	116,500
	USD	4,498,768	ZAR	84,801,768	03/13/25	34,939

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	1,060,323	ZAR	19,074,189	03/19/25	$56,844

TOTAL						$19,706,168

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	3,898,400	NZD	4,314,831	01/10/25	$(1,330)
	AUD	2,571,790	USD	1,714,725	01/07/25	(122,897)
	AUD	39,083,825	USD	24,609,098	01/10/25	(417,843)
	AUD	7,610,945	USD	5,144,999	02/26/25	(433,904)
	AUD	6,653,047	USD	4,547,358	03/03/25	(429,134)
	AUD	7,644,588	USD	4,852,020	03/13/25	(119,907)
	AUD	16,585,271	USD	10,690,180	03/19/25	(423,485)
	BRL	71,973,792	USD	11,815,205	01/03/25	(171,855)
	BRL	27,876,534	USD	4,754,735	01/06/25	(247,777)
	BRL	23,577,563	USD	3,852,913	02/04/25	(61,248)
	BRL	26,829,753	USD	4,548,958	02/26/25	(251,618)
	BRL	5,265,514	USD	853,495	03/19/25	(12,698)
	CAD	5,273,485	USD	3,828,071	01/13/25	(157,648)
	CAD	11,010,836	USD	7,994,365	03/19/25	(311,793)
	CHF	29,764,037	EUR	31,939,765	01/10/25	(264,772)
	CHF	2,865,152	EUR	3,105,031	03/19/25	(42,399)
	CHF	3,632,752	USD	4,156,224	02/10/25	(135,259)
	CHF	15,737,676	USD	18,015,485	03/19/25	(519,592)
	CHF	1,591,994	USD	1,830,038	06/18/25	(41,305)
	CLP	1,361,032,745	USD	1,504,800	03/19/25	(137,594)
	CNH	59,934,817	USD	8,176,144	01/10/25	(8,136)
	CNH	71,042,124	USD	9,866,962	01/13/25	(184,739)
	CNH	70,462,817	USD	9,786,502	01/21/25	(181,922)
	CNH	70,650,401	USD	9,825,520	01/23/25	(195,042)
	CNH	30,422,135	USD	4,227,058	01/27/25	(79,881)
	CNH	67,192,478	USD	9,386,653	02/10/25	(223,792)
	CNH	27,363,658	USD	3,785,786	02/28/25	(52,120)
	CNH	50,797,780	USD	6,992,124	03/18/25	(56,133)
	CNH	128,073,246	USD	17,692,855	03/19/25	(204,900)
	CNH	59,133,782	USD	8,154,134	04/22/25	(65,786)
	CNH	38,616,014	USD	5,331,494	05/19/25	(41,221)
	COP	5,700,008,619	USD	1,306,143	01/16/25	(15,270)
	COP	5,705,806,511	USD	1,309,572	01/21/25	(18,317)
	COP	5,818,066,157	USD	1,322,138	01/24/25	(6,047)
	COP	5,850,687,914	USD	1,323,386	02/03/25	(1,555)
	COP	19,306,471,695	USD	4,407,870	03/17/25	(71,372)
	COP	1,588,149,797	USD	369,892	03/19/25	(13,275)
	CZK	105,754,453	EUR	4,209,970	02/24/25	(19,739)
	CZK	21,365,130	USD	885,000	01/10/25	(6,637)
	CZK	169,131,048	USD	7,447,785	03/19/25	(486,148)
	EUR	7,955,454	CHF	7,497,061	01/10/25	(26,196)
	EUR	594,265	CZK	15,050,343	02/24/25	(2,250)
	EUR	26,511,957	GBP	22,035,630	01/10/25	(110,402)
	EUR	35,653,750	SEK	410,418,595	01/10/25	(167,994)
	EUR	52,511,182	USD	54,840,158	01/10/25	(424,372)
	EUR	23,988,369	USD	25,454,394	01/16/25	(589,827)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	EUR	4,507,814	USD	4,931,548	01/21/25	$(258,122)
	EUR	13,084,888	USD	14,262,394	01/23/25	(695,665)
	EUR	14,131,311	USD	14,746,023	02/05/25	(86,997)
	EUR	12,805,951	USD	13,867,564	02/12/25	(579,429)
	EUR	17,055,994	USD	18,011,130	02/28/25	(299,337)
	EUR	15,580,418	USD	17,022,226	03/19/25	(826,552)
	GBP	24,677,942	EUR	29,854,605	01/10/25	(45,869)
	GBP	897,204	USD	1,137,073	03/10/25	(14,457)
	GBP	6,437,881	USD	8,144,099	03/19/25	(89,339)
	HKD	6,378,741	USD	821,938	01/21/25	(504)
	HUF	1,127,618,226	USD	2,883,270	01/10/25	(45,718)
	HUF	2,340,296,943	USD	6,065,302	02/13/25	(186,327)
	HUF	1,763,457,990	USD	4,694,767	03/19/25	(273,067)
	ILS	7,107,673	USD	1,992,544	03/19/25	(33,418)
	INR	820,934,326	USD	9,654,000	01/13/25	(79,694)
	INR	721,915,657	USD	8,455,138	03/19/25	(87,850)
	JPY	340,421,642	USD	2,306,917	01/09/25	(141,039)
	JPY	2,076,296,091	USD	13,808,795	03/19/25	(490,579)
	KRW	11,011,387,803	USD	7,774,925	01/06/25	(315,321)
	KRW	3,688,926,619	USD	2,605,358	01/09/25	(107,285)
	KRW	36,304,378,158	USD	25,355,393	01/10/25	(769,976)
	KRW	8,370,677,310	USD	5,859,995	01/13/25	(190,825)
	KRW	11,423,210,552	USD	7,874,022	01/21/25	(135,563)
	KRW	239,225,803	USD	164,258	01/23/25	(2,189)
	KRW	6,707,538,412	USD	4,614,749	01/27/25	(69,998)
	KRW	11,598,283,010	USD	7,888,384	01/31/25	(29,138)
	KRW	3,904,121,021	USD	2,652,076	02/03/25	(6,282)
	KRW	17,528,740,320	USD	12,603,351	02/13/25	(720,090)
	KRW	1,349,433,956	USD	1,015,719	03/12/25	(99,880)
	KRW	3,008,337,383	USD	2,271,561	03/19/25	(229,236)
	MXN	106,140,542	USD	5,208,343	01/10/25	(127,444)
	MXN	111,765,908	USD	5,502,222	01/13/25	(155,010)
	MXN	201,746,599	USD	9,677,488	01/21/25	(39,608)
	MXN	205,408,401	USD	9,797,682	02/28/25	(43,502)
	MXN	14,644,950	USD	714,676	03/19/25	(21,507)
	NOK	146,338,589	USD	13,135,087	03/19/25	(282,204)
	NZD	33,842,354	AUD	30,664,829	01/10/25	(44,438)
	NZD	9,747,420	AUD	8,862,000	03/18/25	(27,240)
	NZD	97,402,816	USD	55,463,977	01/10/25	(964,187)
	NZD	12,449,419	USD	7,485,032	01/23/25	(518,569)
	NZD	14,543,690	USD	8,657,859	02/10/25	(518,201)
	NZD	7,892,012	USD	4,687,855	02/14/25	(270,747)
	NZD	16,924,637	USD	9,579,344	02/24/25	(105,714)
	NZD	3,407,307	USD	1,970,206	03/19/25	(62,079)
	NZD	22,840,158	USD	12,904,689	03/24/25	(112,639)
	PLN	22,864,351	USD	5,556,544	02/14/25	(29,322)
	PLN	40,279,578	USD	9,837,841	03/19/25	(114,606)
	SEK	236,630,521	EUR	20,682,375	01/10/25	(33,593)
	SEK	146,517,162	USD	13,513,849	03/19/25	(213,733)
	SGD	1,404,271	USD	1,031,624	01/10/25	(2,893)
	SGD	13,701,276	USD	10,592,405	03/12/25	(530,513)
	SGD	11,488,008	USD	8,704,616	03/19/25	(265,625)
	TWD	167,830,565	USD	5,146,213	01/02/25	(31,688)
	TWD	287,523,054	USD	8,851,831	01/06/25	(105,749)
	TWD	272,558,274	USD	8,445,765	01/07/25	(158,675)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	TWD	105,148,296	USD	3,249,229	01/10/25	$(52,332)
	TWD	105,772,137	USD	3,255,929	01/13/25	(40,187)
	TWD	105,941,249	USD	3,264,955	01/16/25	(44,192)
	TWD	106,447,689	USD	3,277,431	01/21/25	(41,475)
	TWD	107,457,788	USD	3,285,166	01/23/25	(18,586)
	TWD	194,550,866	USD	5,936,819	01/24/25	(22,794)
	TWD	463,883,695	USD	14,357,279	02/20/25	(241,453)
	TWD	395,592,795	USD	12,075,482	02/27/25	(33,065)
	TWD	168,481,998	USD	5,208,682	03/12/25	(74,868)
	TWD	173,623,584	USD	5,483,858	03/19/25	(190,891)
	USD	1,165,487	BRL	7,221,848	01/06/25	(2,110)
	USD	1,325,608	BRL	8,254,563	02/04/25	(1,863)
	USD	640,169	BRL	4,009,266	03/19/25	(30)
	USD	1,929,000	CAD	2,778,275	01/10/25	(4,494)
	USD	2,969,394	CAD	4,262,198	03/19/25	(4,462)
	USD	941,924	CNH	6,904,748	03/19/25	(895)
	USD	11,673,738	HUF	4,657,821,434	02/13/25	(27,008)
	USD	1,633,396	ILS	6,046,029	03/19/25	(33,104)
	USD	753,715	JPY	117,592,805	03/19/25	(574)
	USD	7,145,329	NOK	81,737,239	03/19/25	(33,633)
	ZAR	48,493,005	USD	2,635,180	01/10/25	(67,919)
	ZAR	69,059,611	USD	3,788,240	02/14/25	(143,737)
	ZAR	14,779,649	USD	789,826	03/06/25	(11,346)
	ZAR	79,217,429	USD	4,400,968	03/13/25	(231,090)

TOTAL						$(20,568,471)

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/20/25	$(8,000,000)	$(6,929,955)
Government National Mortgage Association	5.000	TBA - 30yr	01/20/25	(9,000,000)	(8,728,910)
Government National Mortgage Association	7.000	TBA - 30yr	01/20/25	(2,000,000)	(2,049,219)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/01/25	(8,000,000)	(6,214,999)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/01/25	(134,000,000)	(125,939,042)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/01/25	(37,000,000)	(35,683,318)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/01/25	(24,000,000)	(21,914,998)

(PROCEEDS RECEIVED: $(213,239,687))					$(207,460,441)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	11	03/31/25	$2,261,703	$(793)
20 Year U.S. Treasury Bonds	44	03/20/25	5,009,125	(27,587)
30 Year German Euro-Buxl	1	03/06/25	137,437	(8,827)
5 Year German Euro-Bund	1	03/06/25	138,224	(3,616)
5 Year U.S. Treasury Notes	1,423	03/31/25	151,271,571	(911,776)
French 10 Year Government Bonds	1	03/06/25	127,824	(2,819)
Ice 3M Sonia Index	722	03/17/26	216,737,117	(385,640)

Total				$(1,341,058)

Short position contracts:
10 Year U.K. Long Gilt	(1)	03/27/25	(115,688)	2,627
10 Year U.S. Treasury Notes	(112)	03/20/25	(12,180,000)	(1,368)
Ultra 10-Year U.S. Treasury Notes	(184)	03/20/25	(20,481,500)	177,298
Ultra Long U.S. Treasury Bonds	(71)	03/20/25	(8,442,344)	13,897

Total				$192,454

TOTAL FUTURES CONTRACTS				$(1,148,604)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(a)	4.396%(a)	03/19/25		$2,519,250	(b)	$269,056	$98,898	$170,158
13.750%(a)	1M BID Average(a)	01/04/27	BRL	28,560	(b)	137,075	59,604	77,471
Mexico Interbank TIIE 28 Days(c)	9.000(c)	03/17/27	MXN	227,100	(b)	(6,998)	44,416	(51,414)
3M CNRR(d)	1.500(d)	03/19/27	CNY	14,760	(b)	6,309	2,073	4,236
0.250(e)	12M CHFOR(e)	03/19/27	CHF	97,150	(b)	(569,968)	(352,503)	(217,465)
7.750(d)	12M CPIBR(d)	03/19/27	COP	14,464,360	(b)	35,515	(24,329)	59,844
4.000(e)	12M GBP(e)	03/19/27	GBP	10,740	(b)	46,805	10,386	36,419
0.750(e)	12M JYOR(e)	03/19/27	JPY	8,388,000	(b)	(58,017)	(79,724)	21,707
3.500(e)	12M SOFR(e)	03/19/27		$12,120	(b)	125,433	103,762	21,671
3.000(e)	12M SOFR(e)	03/19/27		258,100	(b)	5,111,851	4,797,491	314,360
3M STIBOR(d)	2.000(e)	03/19/27	SEK	745,990	(b)	(449,110)	7,351	(456,461)
12M THOR(d)	2.000(d)	03/19/27	THB	179,430	(b)	14,178	21,162	(6,984)
6M EURO(f)	2.500(e)	03/19/27	EUR	15,470	(b)	121,717	135,751	(14,034)
12M CDOR(f)	3.000(f)	03/19/27	CAD	20,350	(b)	90,134	67,371	22,763
12M SOFR(e)	3.000(e)	03/19/27		$15,490	(b)	(306,791)	(288,719)	(18,072)
4.250(d)	3M AUDOR(d)	03/19/27	AUD	29,740	(b)	(172,496)	(169,512)	(2,984)
3.000(d)	3M KWCDC(d)	03/19/27	KRW	8,366,830	(b)	(39,976)	(45,207)	5,231
6M NIBOR(f)	4.000(e)	03/19/27	NOK	1,719,520	(b)	(639,220)	330,385	(969,605)
12M GBP(e)	4.250(e)	03/19/27	GBP	246,020	(b)	360,937	1,666,230	(1,305,293)
12M CLICP(f)	4.750(f)	03/19/27	CLP	941,870	(b)	(4,934)	(761)	(4,173)
6M WIBOR(f)	4.750(e)	03/19/27	PLN	57,000	(b)	(87,933)	(57,877)	(30,056)
6.5(e)	6M BUBOR(f)	03/19/27	HUF	3,232,110	(b)	2,788	(37,555)	40,343
2.500(e)	6M EURO(e)	03/19/27	EUR	133,650	(b)	(1,628,471)	(1,794,826)	166,355
3.500(e)	6M PRIBOR(f)	03/19/27	CZK	407,980	(b)	40,332	59,673	(19,341)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M JIBAR(d)	7.250%(d)	03/19/27	ZAR	348,320	(b)	$(20,545)	$49,489	$(70,034)
3.490%(e)	12M SOFR(e)	05/31/27		$10		232	(17)	249
12M GBP(e)	3.500(e)	08/31/27	GBP	163,353	(b)	(881,565)	(3,121,506)	2,239,941
3M EURO(d)	2.143(a)	11/20/27	EUR	817,440	(b)	(4,149)	624,623	(628,772)
2.180(a)	6M EURO(f)	11/20/27		817,440	(b)	42,422	(594,627)	637,049
12M GBP(a)	3.500(a)	12/04/27	GBP	83,000	(b)	(410,882)	(201,702)	(209,180)
2.750(e)	6M EURO(f)	03/19/28	EUR	2,390	(b)	(42,888)	(46,835)	3,947
6M EURO(f)	2.500(e)	05/14/28		89,838	(b)	573,662	(684,227)	1,257,889
1.250(e)	6M EURO(f)	12/19/28		2,630		101,904	(31,992)	133,896
3.695(e)	12M SOFR(e)	05/31/29		$85,810	(b)	1,085,908	85,278	1,000,630
3.500(e)	12M GBP(e)	08/31/29	GBP	151,439	(b)	1,173,199	(2,229,090)	3,402,289
2.458(f)	12M CDOR(f)	09/13/29	CAD	117,890	(b)	348,466	(37,935)	386,401
12M SOFR(e)	3.038(e)	09/13/29		$88,230	(b)	(1,449,054)	81,743	(1,530,797)
3.500(e)	12M GBP(e)	12/06/29	GBP	76,928	(b)	587,410	252,253	335,157
13.250(a)	1M BID Average(a)	01/02/30	BRL	28,230	(b)	248,874	84,888	163,986
5.000(f)	12M CLICP(f)	03/19/30	CLP	4,762,970	(b)	61,485	(26,774)	88,259
0.750(e)	12M JYOR(e)	03/19/30	JPY	28,643,000	(b)	642,399	418,574	223,825
3.750(e)	12M SOFR(e)	03/19/30		$17,530	(b)	213,361	19,550	193,811
3.000(e)	12M SOFR(e)	03/19/30		34,320	(b)	1,566,386	1,365,884	200,502
2.000(d)	12M THOR(d)	03/19/30	THB	280,630	(b)	(10,217)	(41,453)	31,236
3M STIBOR(d)	2.250(e)	03/19/30	SEK	705,300	(b)	(779,589)	498,623	(1,278,212)
6M EURO(f)	2.750(e)	03/19/30	EUR	49,470	(b)	1,289,881	1,716,963	(427,082)
6M PRIBOR(f)	3.500(e)	03/19/30	CZK	205,860	(b)	(63,572)	10,505	(74,077)
12M GBP(e)	3.750(e)	03/19/30	GBP	690	(b)	(9,898)	64	(9,962)
3M NZDOR(d)	4.000(f)	03/19/30	NZD	40,790	(b)	524,505	391,484	133,021
6M AUDOR(f)	4.250(f)	03/19/30	AUD	52,130	(b)	323,939	392,016	(68,077)
6M BUBOR(f)	6.500(e)	03/19/30	HUF	2,312,580	(b)	(29,393)	62,172	(91,565)
12M CPIBR (d)	8.250(d)	03/19/30	COP	19,291,410	(b)	(86,499)	95,239	(181,738)
12M CDOR(f)	2.801(f)	09/11/31	CAD	124,170	(b)	(310,432)	49,991	(360,423)
3.215(e)	12M SOFR(e)	09/12/31		$93,650	(b)	1,266,607	(76,784)	1,343,391
3.250(e)	12M SOFR(e)	03/19/32		11,400	(b)	541,395	432,733	108,662
6M EURO(f)	3.000(e)	11/10/33	EUR	61,020	(b)	1,540,563	738,596	801,967
1.295(e)	12M JYOR(e)	08/02/34	JPY	4,167,770	(b)	(28,142)	(282,039)	253,897
12M GBP(e)	3.500(e)	08/28/34	GBP	30,589	(b)	(803,108)	(901,609)	98,501
6M EURO(f)	2.500(e)	11/08/34	EUR	96,944	(b)	65,072	384,252	(319,180)
12M GBP(e)	3.500(e)	12/04/34	GBP	15,754	(b)	(426,435)	(278,312)	(148,123)
Mexico Interbank TIIE 28 Days(c)	9.000(c)	03/07/35	MXN	64,560	(b)	(73,544)	18,064	(91,608)
2.750(f)	12M CDOR(f)	03/19/35	CAD	7,540	(b)	91,714	116,392	(24,678)
0.500(e)	12M CHFOR(e)	03/19/35	CHF	13,880	(b)	(177,757)	(289,904)	112,147
5.250(f)	12M CLICP(f)	03/19/35	CLP	479,300	(b)	9,915	(5,354)	15,269
3.250(e)	12M SOFR(e)	03/19/35		$24,000	(b)	1,590,855	1,258,912	331,943
3M STIBOR(d)	2.500(e)	03/19/35	SEK	232,590	(b)	(405,607)	456,452	(862,059)
12M SOFR(e)	3.250(e)	03/19/35		$3,420	(b)	(226,697)	(182,017)	(44,680)
12M GBP(e)	3.750(e)	03/19/35	GBP	7,160	(b)	(222,278)	(10,082)	(212,196)
3.000(d)	3M KWCDC(d)	03/19/35	KRW	5,964,420	(b)	(84,369)	(161,068)	76,699
3M NZDOR(d)	4.250(f)	03/19/35	NZD	35,220	(b)	528,572	510,717	17,855
6M AUDOR(f)	4.500(f)	03/19/35	AUD	23,070	(b)	186,310	296,295	(109,985)
6.75(e)	6M BUBOR(f)	03/19/35	HUF	181,300	(b)	3,236	(7,693)	10,929
2.750(e)	6M EURO(f)	03/19/35	EUR	48,590	(b)	(1,791,571)	(2,345,288)	553,717
3.750(e)	6M NIBOR(f)	03/19/35	NOK	132,340	(b)	251,627	(131,814)	383,441
3.750(e)	6M PRIBOR(f)	03/19/35	CZK	5,140	(b)	1,102	153	949
5.000(e)	6M WIBOR(f)	03/19/35	PLN	9,210	(b)	25,244	19,171	6,073

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M CPIBR(d)	8.500%(d)	03/19/35	COP	9,897,490	(b)	$(110,298)	$36,483	$(146,781)
3M JIBAR(d)	9.000(d)	03/19/35	ZAR	1,280	(b)	726	1,838	(1,112)
6M EURO(f)	2.152(e)	08/09/37	EUR	37,490	(b)	(642,214)	(3,698,001)	3,055,787
6M EURO(f)	3.000(e)	01/25/39		56,110	(b)	917,048	319,385	597,663
12M SOFR(e)	3.944(e)	12/13/39		$64,700	(b)	(582,429)	(179,112)	(403,317)
1.452%(e)	6M EURO(f)	08/10/42	EUR	95,250	(b)	3,236,084	(5,322,038)	8,558,122
2.500(e)	6M EURO(f)	01/25/44		132,980	(b)	(1,170,618)	(247,391)	(923,227)
12M JYOR(e)	2.160(e)	08/02/44	JPY	5,003,280	(b)	(440,551)	(306,859)	(133,692)
2.500(e)	6M EURO(f)	11/08/44	EUR	62,151	(b)	(556,457)	(880,010)	323,553
2.750(e)	6M EURO(f)	03/19/45		550	(b)	(36,009)	(49,763)	13,754
6M EURO(f)	1.051(e)	08/11/47		55,710	(b)	(1,468,873)	(4,588,570)	3,119,697
6M EURO(f)	2.000(e)	01/25/49		77,980	(b)	607,698	51,118	556,580
2.000(e)	6M EURO(f)	05/17/53		24,020	(b)	(218,426)	(206,924)	(11,502)
2.500(e)	6M EURO(f)	11/10/53		29,710	(b)	(1,783,269)	(1,699,621)	(83,648)
3.356(e)	12M SOFR(e)	12/13/54		$32,510	(b)	495,319	197,891	297,428
2.500(e)	6M EURO(f)	03/19/55	EUR	20,030	(b)	(1,590,302)	(2,334,757)	744,455

TOTAL						$5,603,699	$(15,609,837)	$21,213,536

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(c)	Payments made monthly.
(d)	Payments made quarterly.
(e)	Payments made annually.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.865%	JPMorgan Securities, Inc.	12/15/56	$15,750	$(1,687,274)	$(1,941,290)	$254,016

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	2.205%	12/20/27	$21,533	$1,657,598	$1,258,674	$398,924
CDX.NA.HY Index 43	5.000	3.128	12/20/29	36,700	2,868,761	2,823,718	45,043
CDX.NA.IG Index 40	1.000	0.332	06/20/28	26,349	577,840	296,479	281,361
CDX.NA.IG Index 43	1.000	0.499	12/20/29	27,450	622,421	639,935	(17,514)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Republic of Chile, 3.240%, 02/06/28	1.000%	0.645%	12/20/29	$5,200	$84,334	$106,211	$(21,877)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.794	12/20/29	5,230	49,599	73,850	(24,251)
Republic of Peru, 8.750%, 11/21/33	1.000	0.872	12/20/29	5,190	31,194	63,682	(32,488)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.693	12/20/29	5,170	72,325	96,165	(23,840)

TOTAL					$5,964,072	$5,358,714	$605,358

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBXXLLTR Index	12M SOFR	JPMorgan Securities, Inc.	03/20/25	$1,757	$44,594
JPMBKTL3 Index	12MSOFR-0.570%	JPMorgan Securities, Inc.	01/22/25	54,476	1,827,026

TOTAL					$1,871,620

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Payments made quarterly.

A basket (JPMBKTL3) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Kinder Morgan Energy Partners LP	Energy	263	$28,422	2.0%
Enbridge Inc	Energy	260	28,262	2.0
Energy Transfer LP	Energy	281	28,141	2.0
Anheuser-Busch InBev Worldwide Inc	Consumer Staples	281	27,742	2.0
RTX Corp	Industrials	260	28,334	2.0
Cisco Systems Inc	Communications	268	28,308	2.0
HCA Inc	Consumer Staples	281	26,816	1.9
Oracle Corp	Technology	281	26,590	1.9
BlackRock Funding Inc	Financials	281	26,555	1.9
Cigna Group/The	Consumer Staples	281	25,502	1.8
TotalEnergies Capital SA	Energy	247	23,750	1.7
Altria Group Inc	Consumer Staples	237	23,490	1.7
Novartis Capital Corp	Consumer Staples	281	23,035	1.7
FedEx Corp	Industrials	281	24,159	1.7
Southern Co/The	Utilities	281	23,316	1.7
Kraft Heinz Foods Co	Consumer Staples	281	22,730	1.6
Molson Coors Beverage Co	Consumer Staples	239	21,896	1.6
Walt Disney Co/The	Communications	281	22,608	1.6
Broadcom Inc	Technology	281	21,930	1.6
CVS Health Corp	Consumer Staples	230	21,078	1.5
Bristol-Myers Squibb Co	Consumer Staples	254	20,559	1.5

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL3) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

Siemens Financieringsmaatschappij NV	Industrials	281	$20,289	1.5%
Comcast Corp	Communications	281	21,292	1.5
Morgan Stanley	Financials	248	21,199	1.5
Commonwealth Bank of Australia	Financials	281	20,769	1.5
Wells Fargo & Co	Financials	281	20,424	1.5
Pfizer Investment Enterprises Pte Ltd	Consumer Staples	206	19,408	1.4
AbbVie Inc	Consumer Staples	237	19,348	1.4
Medtronic Inc	Consumer Staples	213	18,971	1.4
PacifiCorp	Utilities	201	19,574	1.4
Equitable Holdings Inc	Financials	223	19,901	1.4
Credit Agricole SA	Financials	281	19,102	1.4
BNP Paribas SA	Financials	281	19,005	1.4
National Australia Bank Ltd	Financials	281	18,919	1.4
NextEra Energy Capital Holdings Inc	Utilities	188	17,325	1.2
MPLX LP	Energy	163	14,940	1.1
Philip Morris International Inc	Consumer Staples	188	15,395	1.1
Apple Inc	Technology	198	15,549	1.1
Honeywell International Inc	Industrials	153	14,388	1.0
Pacific Gas and Electric Co	Utilities	160	13,907	1.0
UBS Group AG	Financials	194	13,933	1.0
UnitedHealth Group Inc	Consumer Staples	136	12,031	0.9
Exxon Mobil Corp	Energy	105	9,247	0.7
UnitedHealth Group Inc	Consumer Staples	128	9,204	0.7
PacifiCorp	Utilities	101	9,478	0.7
Pfizer Inc	Consumer Staples	107	8,608	0.6
AbbVie Inc	Consumer Staples	90	8,595	0.6
Amgen Inc	Consumer Staples	101	8,381	0.6
Electricite de France SA	Utilities	80	8,750	0.6
Freeport-McMoRan Inc	Materials	95	8,912	0.6

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	21,520,000	$21,520,000	$222,182	$272,326	$(50,144)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	21,790,000	21,790,000	264,967	295,965	(30,998)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	21,760,000	285,901	327,067	(41,166)
3M IRS	MS & Co. Int. PLC	3.500	02/24/2025	36,470,000	36,470,000	38,523	129,104	(90,581)

Total purchased option contracts				101,540,000	$101,540,000	$811,573	$1,024,462	$(212,889)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(6,340,000)	(6,340,000)	(209,341)	(272,365)	63,024
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(6,410,000)	(6,410,000)	(227,827)	(296,080)	68,253
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)	(6,400,000)	(273,906)	(326,983)	53,077
1M IRS	BofA Securities LLC	2.287	01/20/2025	(14,850,000)	(14,850,000)	(40,605)	(90,604)	49,999
1M IRS	Citibank NA	3.681	01/06/2025	(16,910,000)	(16,910,000)	(17)	(128,939)	128,922
1M IRS	Citibank NA	2.227	01/16/2025	(14,890,000)	(14,890,000)	(17,032)	(97,217)	80,185
1M IRS	Citibank NA	2.356	01/27/2025	(14,930,000)	(14,930,000)	(94,816)	(97,283)	2,467
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(14,980,000)	(14,980,000)	(28)	(95,028)	95,000
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(16,860,000)	(16,860,000)	(175,341)	(151,740)	(23,601)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	MS & Co. Int. PLC	3.898%	01/13/2025	(16,800,000)	$(16,800,000)	$(21,037)	$(133,560)	$112,523
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(16,860,000)	(16,860,000)	(80,479)	(146,261)	65,782

				(146,230,000)	$(146,230,000)	$(1,140,429)	$(1,836,060)	$695,631

Puts
1M IRS	BofA Securities LLC	2.287	01/20/2025	(14,850,000)	(14,850,000)	(135,511)	(90,604)	(44,907)
1M IRS	Citibank NA	3.681	01/06/2025	(16,910,000)	(16,910,000)	(541,426)	(128,939)	(412,487)
1M IRS	Citibank NA	2.227	01/16/2025	(14,890,000)	(14,890,000)	(195,099)	(97,217)	(97,882)
1M IRS	Citibank NA	2.356	01/27/2025	(14,930,000)	(14,930,000)	(92,154)	(97,283)	5,129
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(14,980,000)	(14,980,000)	(347,245)	(95,028)	(252,217)
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(16,860,000)	(16,860,000)	(112,119)	(151,740)	39,621
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(16,800,000)	(16,800,000)	(260,089)	(133,560)	(126,529)
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(16,860,000)	(16,860,000)	(178,807)	(146,260)	(32,547)

				(127,080,000)	$(127,080,000)	$(1,862,450)	$(940,631)	$(921,819)

Total written option contracts				(273,310,000)	$(273,310,000)	$(3,002,879)	$(2,776,691)	$(226,188)

TOTAL				(171,770,000)	$(171,770,000)	$(2,191,306)	$(1,752,229)	$(439,077)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$6.075	01/02/2025	18,141,000	$18,141,000	$321,731	$249,076	$72,655
Call USD/Put KRW	Barclays Bank PLC	1,504.000	03/10/2025	25,721,000	25,721,000	238,717	254,360	(15,643)
Call USD/Put ZAR	Barclays Bank PLC	18.340	03/11/2025	12,895,000	12,895,000	543,872	225,920	317,952
Call USD/Put CNY	BNP Paribas SA	7.470	05/15/2025	25,745,000	25,745,000	200,785	182,918	17,867
Call USD/Put COP	BofA Securities LLC	4,450.000	03/13/2025	12,894,000	12,894,000	280,522	255,740	24,782
Call USD/Put HUF	BofA Securities LLC	392.000	02/11/2025	18,646,000	18,646,000	432,587	307,696	124,891
Call USD/Put KRW	BofA Securities LLC	1,373.100	01/08/2025	48,065,000	48,065,000	3,377,672	491,080	2,886,592
Call USD/Put KRW	BofA Securities LLC	1,411.000	02/11/2025	37,293,000	37,293,000	1,657,488	449,530	1,207,958
Call USD/Put KRW	BofA Securities LLC	1,460.000	02/11/2025	25,655,000	25,655,000	467,075	323,766	143,309
Call USD/Put KRW	BofA Securities LLC	1,374.500	03/10/2025	47,548,000	47,548,000	3,209,728	596,490	2,613,238
Call USD/Put SGD	BofA Securities LLC	1.326	03/10/2025	23,774,000	23,774,000	661,345	133,134	528,211
Call USD/Put TWD	BofA Securities LLC	32.300	01/03/2025	48,322,000	48,322,000	749,377	421,561	327,816

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put ZAR	BofA Securities LLC	$18.750	02/12/2025	12,442,000	$12,442,000	$275,876	$225,113	$50,763
Call USD/Put HUF	Citibank NA	406.800	02/20/2025	19,271,000	19,271,000	183,113	229,807	(46,694)
Call USD/Put TWD	Citibank NA	32.650	01/03/2025	49,768,000	49,768,000	263,024	301,345	(38,321)
Call USD/Put MXN	Deutsche Bank AG (London)	20.540	01/09/2025	12,435,000	12,435,000	222,325	251,858	(29,533)
Call USD/Put TWD	Deutsche Bank AG (London)	32.300	03/10/2025	47,548,000	47,548,000	966,984	517,132	449,852
Call USD/Put TWD	Deutsche Bank AG (London)	32.950	03/10/2025	38,542,000	38,542,000	339,517	311,651	27,866
Call USD/Put CNY	HSBC Bank PLC	7.390	01/09/2025	22,642,000	22,642,000	23,820	126,687	(102,867)
Call USD/Put CNY	HSBC Bank PLC	7.390	03/14/2025	25,745,000	25,745,000	197,336	162,760	34,576
Call USD/Put TWD	HSBC Bank PLC	32.630	02/18/2025	37,573,000	37,573,000	469,850	352,585	117,265
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.540	02/04/2025	10,804,000	10,804,000	10,587	99,784	(89,197)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	10,496,000	10,496,000	60,232	114,359	(54,127)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.600	02/20/2025	21,608,000	21,608,000	30,262	132,508	(102,246)
Call USD/Put BRL	JPMorgan Securities, Inc.	6.350	02/24/2025	12,820,000	12,820,000	244,362	250,900	(6,538)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.387	01/17/2025	22,855,000	22,855,000	52,018	125,817	(73,799)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.383	01/21/2025	22,930,000	22,930,000	63,745	133,957	(70,212)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.210	02/06/2025	24,705,000	24,705,000	476,807	226,545	250,262
Call USD/Put CNY	JPMorgan Securities, Inc.	7.326	02/26/2025	12,755,000	12,755,000	128,239	86,479	41,760
Call USD/Put BRL	MS & Co. Int. PLC	6.000	02/24/2025	12,573,000	12,573,000	613,034	268,069	344,965
Call USD/Put CNY	MS & Co. Int. PLC	7.314	02/06/2025	25,146,000	25,146,000	228,828	154,899	73,929
Call USD/Put CNY	Standard Chartered Bank	7.360	04/16/2025	25,729,000	25,729,000	288,397	236,733	51,664
Call USD/Put INR	Standard Chartered Bank	86.450	06/13/2025	12,880,000	12,880,000	158,076	94,243	63,833

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put KRW	Standard Chartered Bank	$1,420.000	03/10/2025	24,862,000	$24,862,000	$987,842	$315,424	$672,418
Call USD/Put TWD	Standard Chartered Bank	33.150	02/25/2025	38,581,000	38,581,000	217,751	200,660	17,091
Call EUR/Put PLN	UBS AG (London)	4.373	02/03/2025	22,444,000	22,444,000	27,619	302,854	(275,235)
Call USD/Put MXN	UBS AG (London)	21.170	01/16/2025	27,995,000	27,995,000	148,541	536,664	(388,123)
Call USD/Put MXN	UBS AG (London)	21.340	02/26/2025	28,688,000	28,688,000	429,545	632,570	(203,025)
Call USD/Put ZAR	UBS AG (London)	19.310	03/11/2025	12,860,000	12,860,000	197,491	182,689	14,802

				981,396,000	$981,396,000	$19,446,120	$10,465,363	$8,980,757

Puts
Put AUD/Call USD	Barclays Bank PLC	0.644	02/24/2025	18,135,000	18,135,000	492,280	144,839	347,441
Put EUR/Call USD	Barclays Bank PLC	1.089	01/21/2025	10,504,000	10,504,000	544,376	145,940	398,436
Put NZD/Call USD	Barclays Bank PLC	0.572	01/21/2025	66,842,000	66,842,000	931,288	300,876	630,412
Put NZD/Call USD	Barclays Bank PLC	0.588	02/12/2025	20,881,000	20,881,000	599,334	183,090	416,244
Put EUR/Call USD	BNP Paribas SA	1.040	02/26/2025	36,375,344	36,375,344	514,889	366,058	148,831
Put NZD/Call USD	BNP Paribas SA	0.554	03/20/2025	67,376,000	67,376,000	600,059	494,946	105,113
Put USD/Call CNY	BNP Paribas SA	7.020	01/09/2025	22,642,000	22,642,000	113	263,779	(263,666)
Put AUD/Call USD	BofA Securities LLC	0.646	02/27/2025	26,803,000	26,803,000	766,810	248,730	518,080
Put EUR/Call USD	BofA Securities LLC	1.088	01/17/2025	11,134,000	11,134,000	572,310	129,199	443,111
Put EUR/Call USD	BofA Securities LLC	1.045	01/17/2025	11,750,000	11,750,000	143,572	115,505	28,067
Put EUR/Call USD	BofA Securities LLC	1.047	02/26/2025	12,096,480	12,096,480	217,122	150,240	66,882
Put NZD/Call USD	BofA Securities LLC	0.589	01/21/2025	40,211,000	40,211,000	1,187,852	247,206	940,646
Put NZD/Call USD	BofA Securities LLC	0.578	01/21/2025	42,871,000	42,871,000	818,989	299,588	519,401
Put NZD/Call USD	BofA Securities LLC	0.560	02/20/2025	44,917,000	44,917,000	425,469	313,572	111,897
Put AUD/Call USD	Citibank NA	0.625	02/27/2025	30,365,000	30,365,000	415,827	224,794	191,033
Put NZD/Call USD	Citibank NA	0.574	02/06/2025	43,821,000	43,821,000	742,572	242,068	500,504
Put EUR/Call USD	Deutsche Bank AG (London)	1.068	01/21/2025	33,723,000	33,723,000	1,058,019	253,330	804,689
Put AUD/Call USD	JPMorgan Securities, Inc.	0.673	02/24/2025	17,420,000	17,420,000	938,389	280,599	657,790

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put EUR/Call USD	JPMorgan Securities, Inc.	$1.043	01/14/2025	36,876,000	$36,876,000	$357,189	$252,111	$105,078
Put EUR/Call USD	JPMorgan Securities, Inc.	1.075	02/10/2025	34,605,000	34,605,000	1,319,046	383,335	935,711
Put GBP/Call USD	JPMorgan Securities, Inc.	1.258	01/20/2025	19,794,000	19,794,000	243,886	222,238	21,648
Put NZD/Call USD	JPMorgan Securities, Inc.	0.588	02/06/2025	41,186,000	41,186,000	1,192,136	340,224	851,912
Put EUR/Call USD	Standard Chartered Bank	1.037	02/03/2025	36,805,000	36,805,000	373,810	334,773	39,037
Put USD/Call KRW	Standard Chartered Bank	1,325.800	03/10/2025	23,774,000	23,774,000	1,355	103,322	(101,967)
Put USD/Call SGD	Standard Chartered Bank	1.263	03/10/2025	23,774,000	23,774,000	380	51,352	(50,972)
Put AUD/Call USD	UBS AG (London)	0.628	03/11/2025	20,243,000	20,243,000	331,165	191,920	139,245

				794,923,824	$794,923,824	$14,788,237	$6,283,634	$8,504,603

Total purchased option contracts				1,776,319,824	$1,776,319,824	$34,234,357	$16,748,997	$17,485,360

Written option contracts
Calls
Call EUR/Put CHF	Barclays Bank PLC	0.930	01/03/2025	(10,933,000)	(10,933,000)	(120,203)	(85,225)	(34,978)
Call EUR/Put CHF	Barclays Bank PLC	0.938	01/29/2025	(11,118,000)	(11,118,000)	(68,639)	(68,619)	(20)
Call EUR/Put GBP	Barclays Bank PLC	0.827	01/14/2025	(11,063,000)	(11,063,000)	(42,298)	(55,580)	13,282
Call EUR/Put GBP	Barclays Bank PLC	0.831	01/15/2025	(11,068,000)	(11,068,000)	(21,989)	(57,858)	35,869
Call USD/Put KRW	Barclays Bank PLC	1,374.500	03/10/2025	(23,774,000)	(23,774,000)	(1,604,864)	(737,042)	(867,822)
Call USD/Put ZAR	Barclays Bank PLC	18.750	02/12/2025	(12,442,000)	(12,442,000)	(275,877)	(86,970)	(188,907)
Call USD/Put CNY	BNP Paribas SA	7.390	01/09/2025	(22,642,000)	(22,642,000)	(23,819)	(80,832)	57,013
Call USD/Put CNY	BNP Paribas SA	7.383	01/21/2025	(22,930,000)	(22,930,000)	(63,745)	(42,833)	(20,912)
Call USD/Put SGD	BNP Paribas SA	1.326	03/10/2025	(23,774,000)	(23,774,000)	(661,345)	(174,977)	(486,368)
Call AUD/Put NZD	BofA Securities LLC	1.098	01/07/2025	(17,982,000)	(17,982,000)	(90,609)	(57,087)	(33,522)
Call EUR/Put CHF	BofA Securities LLC	0.931	01/14/2025	(11,063,000)	(11,063,000)	(114,390)	(63,048)	(51,342)
Call USD/Put KRW	BofA Securities LLC	1,334.700	01/08/2025	(24,032,000)	(24,032,000)	(2,312,840)	(507,772)	(1,805,068)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put KRW	BofA Securities LLC	$1,373.100	01/08/2025	(36,048,750)	$(36,048,750)	$(2,533,253)	$(792,243)	$(1,741,010)
Call USD/Put KRW	BofA Securities LLC	1,411.000	02/11/2025	(24,847,191)	(24,847,191)	(1,104,333)	(677,210)	(427,123)
Call USD/Put KRW	BofA Securities LLC	1,325.800	03/10/2025	(23,774,000)	(23,774,000)	(2,370,672)	(601,482)	(1,769,190)
Call USD/Put KRW	BofA Securities LLC	1,420.000	03/10/2025	(24,862,000)	(24,862,000)	(987,842)	(385,361)	(602,481)
Call USD/Put SGD	BofA Securities LLC	1.340	01/09/2025	(11,605,000)	(11,605,000)	(213,044)	(68,910)	(144,134)
Call USD/Put TWD	BofA Securities LLC	31.620	01/03/2025	(24,161,000)	(24,161,000)	(874,483)	(415,352)	(459,131)
Call AUD/Put NZD	Citibank NA	1.103	01/03/2025	(17,720,000)	(17,720,000)	(37,960)	(62,490)	24,530
Call AUD/Put NZD	Citibank NA	1.103	01/29/2025	(18,619,000)	(18,619,000)	(77,201)	(59,455)	(17,746)
Call EUR/Put SEK	Citibank NA	11.490	01/14/2025	(11,063,000)	(11,063,000)	(29,612)	(65,856)	36,244
Call USD/Put HUF	Citibank NA	392.000	02/11/2025	(18,646,000)	(18,646,000)	(432,587)	(495,424)	62,837
Call USD/Put TWD	Citibank NA	32.300	01/03/2025	(48,322,000)	(48,322,000)	(749,378)	(521,878)	(227,500)
Call EUR/Put CHF	Deutsche Bank AG (London)	0.937	01/15/2025	(11,068,000)	(11,068,000)	(61,566)	(68,721)	7,155
Call USD/Put TWD	Deutsche Bank AG (London)	31.400	03/10/2025	(23,774,000)	(23,774,000)	(1,032,766)	(517,940)	(514,826)
Call USD/Put TWD	Deutsche Bank AG (London)	32.300	03/10/2025	(47,548,000)	(47,548,000)	(966,984)	(853,439)	(113,545)
Call EUR/Put CZK	HSBC Bank PLC	25.600	02/20/2025	(21,608,000)	(21,608,000)	(30,262)	(30,707)	445
Call USD/Put CNY	HSBC Bank PLC	7.387	01/17/2025	(22,855,000)	(22,855,000)	(52,018)	(31,654)	(20,364)
Call USD/Put TWD	HSBC Bank PLC	32.650	01/03/2025	(49,768,000)	(49,768,000)	(263,024)	(317,769)	54,745
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.107	01/21/2025	(18,337,000)	(18,337,000)	(44,809)	(53,334)	8,525
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	(10,496,000)	(10,496,000)	(60,233)	(134,397)	74,164
Call EUR/Put GBP	JPMorgan Securities, Inc.	0.829	01/03/2025	(10,911,000)	(10,911,000)	(8,465)	(64,684)	56,219
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.510	01/03/2025	(10,933,000)	(10,933,000)	(2,537)	(77,813)	75,276
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.500	01/07/2025	(10,987,000)	(10,987,000)	(11,426)	(70,340)	58,914
Call USD/Put BRL	JPMorgan Securities, Inc.	6.000	02/24/2025	(12,573,000)	(12,573,000)	(613,034)	(553,828)	(59,206)
Call USD/Put BRL	MS & Co. Int. PLC	6.075	01/02/2025	(18,141,000)	(18,141,000)	(321,731)	(111,930)	(209,801)
Call USD/Put CNY	MS & Co. Int. PLC	7.210	02/06/2025	(24,705,000)	(24,705,000)	(476,806)	(310,492)	(166,314)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put KRW	MS & Co. Int. PLC	$1,411.000	02/11/2025	(12,445,809)	$(12,445,809)	$(553,154)	$(266,838)	$(286,316)
Call USD/Put CNY	Standard Chartered Bank	7.314	02/06/2025	(25,146,000)	(25,146,000)	(228,829)	(160,859)	(67,970)
Call USD/Put KRW	Standard Chartered Bank	1,373.100	01/08/2025	(12,016,250)	(12,016,250)	(844,418)	(282,622)	(561,796)
Call USD/Put KRW	Standard Chartered Bank	1,374.500	03/10/2025	(23,774,000)	(23,774,000)	(1,604,864)	(635,027)	(969,837)
Call USD/Put TWD	Standard Chartered Bank	32.630	02/18/2025	(37,573,000)	(37,573,000)	(469,851)	(445,992)	(23,859)
Call EUR/Put GBP	UBS AG (London)	0.829	01/07/2025	(10,987,000)	(10,987,000)	(17,105)	(60,527)	43,422
Call EUR/Put SEK	UBS AG (London)	11.450	01/23/2025	(11,110,000)	(11,110,000)	(62,467)	(69,349)	6,882
Call USD/Put CAD	UBS AG (London)	1.413	01/10/2025	(11,605,000)	(11,605,000)	(197,714)	(76,303)	(121,411)
Call USD/Put MXN	UBS AG (London)	20.540	01/09/2025	(12,435,000)	(12,435,000)	(222,325)	(374,418)	152,093
Call USD/Put MXN	UBS AG (London)	21.170	01/16/2025	(27,995,000)	(27,995,000)	(148,541)	(417,685)	269,144
Call USD/Put ZAR	UBS AG (London)	18.340	03/11/2025	(12,895,000)	(12,895,000)	(543,872)	(492,073)	(51,799)

				(954,175,000)	$(954,175,000)	$(23,649,784)	$(12,642,245)	$(11,007,539)

Puts
Put AUD/Call USD	Barclays Bank PLC	0.673	02/24/2025	(17,420,000)	(17,420,000)	(938,389)	(345,742)	(592,647)
Put EUR/Call CHF	Barclays Bank PLC	0.930	01/03/2025	(10,933,000)	(10,933,000)	(170)	(85,225)	85,055
Put EUR/Call CHF	Barclays Bank PLC	0.938	01/29/2025	(11,118,000)	(11,118,000)	(64,815)	(68,619)	3,804
Put EUR/Call GBP	Barclays Bank PLC	0.827	01/14/2025	(11,063,000)	(11,063,000)	(30,230)	(55,580)	25,350
Put EUR/Call GBP	Barclays Bank PLC	0.831	01/15/2025	(11,068,000)	(11,068,000)	(64,684)	(57,858)	(6,826)
Put NZD/Call USD	Barclays Bank PLC	0.578	01/21/2025	(42,871,000)	(42,871,000)	(818,989)	(295,022)	(523,967)
Put EUR/Call USD	BNP Paribas SA	1.068	01/21/2025	(33,723,000)	(33,723,000)	(1,058,019)	(680,570)	(377,449)
Put EUR/Call USD	BNP Paribas SA	1.075	02/10/2025	(34,605,000)	(34,605,000)	(1,319,046)	(658,959)	(660,087)
Put NZD/Call USD	BNP Paribas SA	0.572	01/21/2025	(66,842,000)	(66,842,000)	(931,288)	(731,995)	(199,293)
Put AUD/Call NZD	BofA Securities LLC	1.098	01/07/2025	(17,982,000)	(17,982,000)	(1,714)	(57,087)	55,373
Put EUR/Call CHF	BofA Securities LLC	0.931	01/14/2025	(11,063,000)	(11,063,000)	(12,651)	(63,048)	50,397
Put EUR/Call USD	BofA Securities LLC	1.088	01/17/2025	(11,134,000)	(11,134,000)	(572,310)	(249,746)	(322,564)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put EUR/Call USD	BofA Securities LLC	$1.045	01/17/2025	(11,750,000)	$(11,750,000)	$(143,572)	$(102,361)	$(41,211)
Put NZD/Call USD	BofA Securities LLC	0.589	01/21/2025	(40,211,000)	(40,211,000)	(1,187,852)	(495,525)	(692,327)
Put NZD/Call USD	BofA Securities LLC	0.574	02/06/2025	(43,821,000)	(43,821,000)	(742,572)	(562,114)	(180,458)
Put NZD/Call USD	BofA Securities LLC	0.588	02/12/2025	(20,881,000)	(20,881,000)	(599,334)	(274,351)	(324,983)
Put USD/Call SGD	BofA Securities LLC	1.340	01/09/2025	(11,605,000)	(11,605,000)	(221)	(68,911)	68,690
Put USD/Call SGD	BofA Securities LLC	1.263	03/10/2025	(23,774,000)	(23,774,000)	(380)	(123,744)	123,364
Put AUD/Call NZD	Citibank NA	1.103	01/03/2025	(17,720,000)	(17,720,000)	(4,738)	(62,490)	57,752
Put AUD/Call NZD	Citibank NA	1.103	01/29/2025	(18,619,000)	(18,619,000)	(43,734)	(59,454)	15,720
Put AUD/Call USD	Citibank NA	0.646	02/27/2025	(26,803,000)	(26,803,000)	(766,810)	(464,577)	(302,233)
Put EUR/Call SEK	Citibank NA	11.490	01/14/2025	(11,063,000)	(11,063,000)	(61,481)	(65,856)	4,375
Put NZD/Call USD	Citibank NA	0.588	02/06/2025	(41,186,000)	(41,186,000)	(1,192,136)	(491,092)	(701,044)
Put EUR/Call CHF	Deutsche Bank AG (London)	0.937	01/15/2025	(11,068,000)	(11,068,000)	(33,741)	(68,721)	34,980
Put EUR/Call USD	Deutsche Bank AG (London)	1.089	01/21/2025	(10,504,000)	(10,504,000)	(544,376)	(149,385)	(394,991)
Put EUR/Call USD	Deutsche Bank AG (London)	1.085	01/30/2025	(16,914,000)	(16,914,000)	(813,208)	(231,452)	(581,756)
Put USD/Call CNY	HSBC Bank PLC	7.020	01/09/2025	(22,642,000)	(22,642,000)	(113)	(118,850)	118,737
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.107	01/21/2025	(18,337,000)	(18,337,000)	(47,090)	(53,334)	6,244
Put EUR/Call GBP	JPMorgan Securities, Inc.	0.829	01/03/2025	(10,911,000)	(10,911,000)	(21,937)	(64,684)	42,747
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.510	01/03/2025	(10,933,000)	(10,933,000)	(52,480)	(77,812)	25,332
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.500	01/07/2025	(10,987,000)	(10,987,000)	(51,840)	(70,340)	18,500
Put GBP/Call USD	JPMorgan Securities, Inc.	1.234	01/20/2025	(19,794,000)	(19,794,000)	(59,720)	(94,473)	34,753
Put USD/Call CNY	JPMorgan Securities, Inc.	7.022	01/17/2025	(22,855,000)	(22,855,000)	(1,326)	(121,040)	119,714
Put USD/Call CNY	JPMorgan Securities, Inc.	7.010	01/21/2025	(22,930,000)	(22,930,000)	(1,720)	(124,991)	123,271
Put EUR/Call USD	Standard Chartered Bank	1.043	01/14/2025	(36,876,000)	(36,876,000)	(357,189)	(308,999)	(48,190)
Put AUD/Call USD	UBS AG (London)	0.644	02/24/2025	(18,135,000)	(18,135,000)	(492,280)	(300,342)	(191,938)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put EUR/Call GBP	UBS AG (London)	$0.829	01/07/2025	(10,987,000)	$(10,987,000)	$(29,545)	$(60,527)	$30,982
Put EUR/Call SEK	UBS AG (London)	11.450	01/23/2025	(11,110,000)	(11,110,000)	(56,241)	(69,349)	13,108
Put USD/Call CAD	UBS AG (London)	1.413	01/10/2025	(11,605,000)	(11,605,000)	(3,911)	(76,303)	72,392

				(813,843,000)	$(813,843,000)	$(13,121,852)	$(8,110,528)	$(5,011,324)

Total written option contracts				(1,768,018,000)	$(1,768,018,000)	$(36,771,636)	$(20,752,773)	$(16,018,863)

TOTAL				8,301,824	$8,301,824	$(2,537,279)	$(4,003,776)	$1,466,497

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CHF	— Swiss Franc
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 36.4%
Collateralized Mortgage Obligations – 5.1%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$887,083	1.417	%(b)	07/25/50	$ 94,924
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
791,580	3.000		08/25/50	138,347
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
374,478	1.288	(b)	05/15/46	36,457
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
104,312	1.338	(b)	03/15/44	8,907
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
778,505	4.000		08/25/50	163,543
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
294,293	1.417	(b)	05/25/47	31,359
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
138,573	1.267	(b)	02/25/42	11,994
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
110,027	1.615	(b)(c)	10/20/43	5,087
Government National Mortgage Association REMICS Series 2015-129, Class IC
85,936	4.500	(c)	09/16/45	16,382
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
130,985	1.565	(b)(c)	01/20/49	13,592
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
88,454	1.615	(b)(c)	06/20/49	9,130
Government National Mortgage Association REMICS Series 2020-78, Class DI
528,263	4.000	(c)	06/20/50	115,403
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,096,882	2.500	(c)	10/20/50	161,883
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
213,736	1.565	(b)(c)	08/20/43	19,728
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
130,264	1.765	(b)(c)	09/20/45	14,501
Government National Mortgage Association REMICS Series 2016-27, Class IA
90,824	4.000	(c)	06/20/45	13,057
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
266,720	1.715	(b)(c)	09/20/48	29,463

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$255,705	1.765	%(b)(c)	02/20/40	$ 24,999
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
96,388	1.715	(b)(c)	01/20/46	10,323
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,220,074	3.500	(c)	12/20/49	234,674
Government National Mortgage Association REMICS Series 2016-138, Class GI
226,719	4.000	(c)	10/20/46	47,109
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
78,025	1.765	(b)(c)	11/20/45	8,236

				1,209,098

Regular Floater(b)(c)(d) – 0.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
275,000	6.019		10/25/44	275,614
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
599,063	5.619		10/25/44	600,071

				875,685

Sequential Fixed Rate – 0.9%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
1,056,989	5.943	(c)(d)(e)	12/01/63	1,061,544
Federal National Mortgage Association REMICS Series 2011-99, Class DB
120,947	5.000		10/25/41	120,114
Federal National Mortgage Association REMICS Series 2012- 111, Class B
16,791	7.000		10/25/42	17,763
Federal National Mortgage Association REMICS Series 2012- 153, Class B
67,638	7.000		07/25/42	72,119
Federal National Mortgage Association REMICS Series 2011-52, Class GB
136,127	5.000		06/25/41	135,306
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,889,861	5.853	(c)(d)(e)	11/25/64	1,896,290
OBX Trust Series 2024-NQM2, Class A1
1,398,752	5.878	(c)(d)(e)	12/25/63	1,404,552
OBX Trust Series 2024-NQM1, Class A1
1,342,079	5.928	(c)(d)(e)	11/25/63	1,347,530
OBX Trust Series 2024-NQM1, Class A2
82,844	6.253	(c)(d)(e)	11/25/63	83,243

				6,138,461

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – 3.9%
Angel Oak Mortgage Trust Series 2021-3, Class A1
$640,595	1.068	%(b)(d)	05/25/66	$ 544,309
Angel Oak Mortgage Trust Series 2021-6, Class A1
1,147,674	1.458	(b)(d)	09/25/66	947,779
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(b)(d)	02/25/55	273,264
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(b)(d)	02/25/55	413,775
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(b)(d)	02/25/55	199,675
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
33,628	6.325	(b)	09/25/35	29,180
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
98,800	6.219	(b)(d)	01/25/34	99,522
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR +3.500%)
1,154,000	8.069	(b)(d)	03/25/42	1,206,609
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
682,594	5.819	(b)(d)	03/25/44	685,236
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
1,129,907	5.819	(b)(d)	03/25/44	1,131,971
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
525,000	6.569	(b)(d)	03/25/44	531,957
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,703,494	5.769	(b)(d)	05/25/44	1,708,770
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
3,383,333	5.819	(b)(d)	08/25/44	3,395,652
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
250,425	6.119	(b)(d)	10/25/41	251,829
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	6.219	(b)(d)	12/25/41	287,901
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
114,961	6.469	(b)(d)	04/25/42	115,706
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	7.569	(b)(d)	04/25/42	235,222

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
$457,298	8.469	%(b)(d)	04/25/43	$ 491,724
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
230,000	7.660	(b)(d)	06/25/43	242,399
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	6.369	(b)(d)	01/25/44	453,282
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,425,000	6.369	(b)(d)	02/25/44	1,437,954
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
450,000	6.219	(b)(d)	05/25/44	452,677
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	6.510	(b)(d)	03/25/44	505,228
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
492,945	5.569	(b)(d)	07/25/44	492,641
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
325,000	6.269	(b)(d)	07/25/44	326,417
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
775,000	6.169	(b)(d)	09/25/44	779,824
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
140,826	4.914	(b)	08/19/36	113,318
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
966,572	2.520	(b)(d)	05/25/52	817,400
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
325,802	3.519	(b)(d)	07/25/52	285,033
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
763,783	4.625	(b)(d)	07/25/63	734,464
JP Morgan Mortgage Trust Series 2024-1, Class A2
1,665,196	6.000	(b)(d)	06/25/54	1,662,203
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,484,747	5.990	(b)(d)	07/25/64	1,492,597
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,812,639	3.000	(b)(d)	05/25/54	1,605,832
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
788,992	4.750	(b)(d)	01/25/63	751,877
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(b)(d)	10/25/54	696,494
JP Morgan Mortgage Trust Series 2024-NQM1, Class M1A
750,000	6.414	(b)(d)	02/25/64	751,235
Mill City Mortgage Loan Trust Series 2017-2, Class A3
120,036	3.250	(b)(d)	07/25/59	115,951

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
$25,326	5.504	%(b)	11/20/34	$ 23,198
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(b)(d)	01/25/60	467,704
Verus Securitization Trust Series 2021-8, Class A1
107,568	1.824	(b)(d)	11/25/66	96,095
Verus Securitization Trust Series 2022-INV1, Class A1
77,396	5.041	(d)(e)	08/25/67	76,834

				26,930,738

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 35,153,982

Commercial Mortgage-Backed Securities – 8.0%
Regular Floater(b)(d) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.890%		11/15/41	$ 1,599,907
BX Commercial Mortgage Trust Series 2024-GPA3, Class C (1 mo. USD Term SOFR + 1.892%)
1,000,000	6.399		12/15/39	999,365
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
900,000	6.530		11/15/29	900,712
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.889		11/15/41	900,633

				4,400,617

Sequential Fixed Rate – 3.6%
Bank Series 2023-BNK46, Class A4
1,700,000	5.745	(c)	08/15/56	1,755,434
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,290,718
Bank5 Series 2023-5YR4, Class A3
346,246	6.500	(c)	12/15/56	361,708
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,229,037
Bank5 Series 2024-5YR10, Class A3
1,150,000	5.302	(c)	10/15/57	1,156,427
Bank5 Series 2024-5YR11, Class A3
900,000	5.893	(c)	11/15/57	929,031
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	589,396
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,162,425
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,435,923
BMO Mortgage Trust Series 2024-5C6, Class A3
1,600,000	5.316	(c)	09/15/57	1,606,338
BWAY Mortgage Trust Series 2013-1515, Class A2
950,000	3.454	(c)(d)	03/10/33	897,108
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	228,984
COMM Mortgage Trust Series 2024-277P, Class A
1,075,000	6.338	(d)	08/10/44	1,106,993

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
DOLP Trust Series 2021-NYC, Class A
$1,500,000	2.956	%(d)	05/10/41	$ 1,285,239
GS Mortgage Securities Trust Series 2017-GS7, Class A4
950,000	3.430	(c)	08/10/50	904,428
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,223,000	3.024	(d)	01/05/39	1,127,128
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
700,000	2.287	(d)	03/05/42	616,992
ROCK Trust Series 2024-CNTR, Class A
2,850,000	5.388	(d)	11/13/41	2,843,060
ROCK Trust Series 2024-CNTR, Class D
1,750,000	7.109	(d)	11/13/41	1,784,209
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	936,214
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
530,000	5.309	(c)	08/15/57	531,973

				24,778,765

Sequential Floating Rate – 3.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778	(b)	11/15/54	703,466
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
975,000	3.989	(b)(c)	09/15/48	963,978
Bank Series 2022-BNK40, Class A4
1,150,000	3.393	(b)(c)	03/15/64	1,022,498
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	401,621
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	5.317	(b)(d)	03/15/37	1,678,384
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	5.566	(b)(d)	03/15/37	423,127
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
1,173,890	5.739	(b)(d)	03/15/41	1,173,918
BMO Mortgage Trust Series 2024-5C6, Class AS
1,000,000	5.755	(b)(c)	09/15/57	1,009,728
BPR Trust Series 2024-PMDW, Class C
550,000	5.850	(b)(d)	11/05/41	539,528
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
995,103	5.789	(b)(d)	03/15/41	999,423
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
900,000	5.410	(b)(d)	11/13/46	894,074
BX Trust Series 2021-ARIA, Class C (1 mo. USD Term SOFR + 1.760%)
450,000	6.158	(b)(d)	10/15/36	448,521
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
613,139	6.848	(b)(d)	08/15/39	615,720

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
$2,050,000	6.039	%(b)(d)	02/15/41	$ 2,052,481
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,900,000	6.238	(b)(d)	06/15/41	1,893,249
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
674,459	5.346	(b)(c)	02/25/33	675,738
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,000,686	5.504	(b)(d)	04/15/37	967,818
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,075,000	5.797	(b)(d)	10/05/39	1,088,772
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	4.874	(b)(c)(d)	10/13/33	1,846,243
Morgan Stanley Capital I Trust Series 2018-L1, Class AS
1,250,000	4.637	(b)(c)	10/15/51	1,214,189
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A
1,550,000	4.312	(b)(d)	11/05/41	1,478,937
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(b)(c)	08/15/50	1,074,845
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.308	(b)(d)	07/15/35	1,603,210
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.743	(b)(d)	07/15/35	1,001,783

				25,771,251

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 54,950,633

Federal Agencies – 23.3%
Federal Home Loan Mortgage Corp. – 0.0%
$908	5.000%		01/01/33	$ 910
137	5.000		06/01/33	138
1,430	5.000		07/01/33	1,433
1,918	5.000		08/01/33	1,922
335	5.000		10/01/33	336
924	5.000		11/01/33	925
411	5.000		12/01/33	412
1,298	5.000		02/01/34	1,300
682	5.000		03/01/34	682
1,008	5.000		04/01/34	1,008
1,486	5.000		05/01/34	1,490
23,937	5.000		06/01/34	23,989
571	5.000		11/01/34	572
5,696	5.000		04/01/35	5,709
1	5.000		11/01/35	2
7,542	5.000		01/01/40	7,544
4,792	4.000		06/01/40	4,535
32,337	4.000		02/01/41	30,601
2,922	4.000		11/01/41	2,756

				86,264

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – 8.0%
$149,003	4.000%	11/20/44	$ 139,788
14,019	4.000	05/20/45	13,091
319,655	4.000	07/20/45	298,484
222,721	4.000	01/20/46	207,622
75,482	4.500	02/20/48	72,504
25,657	4.500	03/20/48	24,645
90,178	4.500	04/20/48	86,338
202,195	4.500	05/20/48	193,459
813,683	4.000	07/20/48	756,486
281,842	4.500	08/20/48	269,136
157,962	5.000	08/20/48	155,450
824,516	4.000	09/20/48	768,359
1,323,609	4.500	09/20/48	1,263,938
184,642	5.000	09/20/48	181,705
186,504	5.000	10/20/48	183,305
740,816	5.000	11/20/48	728,108
306,810	5.000	12/20/48	301,547
1,015,301	4.500	01/20/49	968,895
523,848	5.000	01/20/49	514,698
276,819	4.500	02/20/49	264,080
196,497	4.500	03/20/49	187,516
301,239	5.000	03/20/49	296,071
573,025	3.000	08/20/49	500,911
434,339	4.500	10/20/49	414,758
166,140	4.500	12/20/49	158,547
1,860,852	3.000	03/20/50	1,623,116
695,934	3.000	07/20/51	603,804
345,106	2.500	09/20/51	285,986
815,666	2.500	10/20/51	676,955
510,406	2.500	11/20/51	423,448
759,450	3.000	12/20/51	658,437
1,577,379	2.500	12/20/51	1,310,318
12,100,284	4.500	10/20/52	11,478,395
5,000,000	2.000	TBA-30yr(f)	3,993,284
13,000,000	5.500	TBA-30yr(f)	12,883,634
11,000,000	6.000	TBA-30yr(f)	11,067,891
1,000,000	6.500	TBA-30yr(f)	1,016,640

			54,971,349

Uniform Mortgage-Backed Security – 15.3%
128,154	4.500	07/01/36	124,039
6,715	4.500	12/01/36	6,499
4,088	4.500	05/01/38	3,975
9,917	4.500	05/01/39	9,668
5,701	4.500	06/01/39	5,555
3,251	4.500	08/01/39	3,168
4,169	4.500	09/01/39	4,055
7,922	4.500	10/01/39	7,705
3,308	4.500	03/01/40	3,217
41,894	4.500	04/01/40	40,646
4,366	4.500	12/01/40	4,236
38,583	4.500	01/01/41	37,434
12,997	4.500	04/01/41	12,579
19,646	4.500	06/01/41	19,016

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$20,251	4.500%	07/01/41	$ 19,601
28,998	4.500	08/01/41	28,114
84,245	4.500	09/01/41	81,540
41,888	4.500	10/01/41	40,543
54,402	4.500	11/01/41	52,655
47,047	4.500	12/01/41	45,536
38,580	4.500	01/01/42	37,343
3,113	4.500	03/01/42	3,013
9,229	4.500	04/01/42	8,932
41,231	3.000	12/01/42	37,070
102,493	3.000	01/01/43	91,675
147,041	3.000	04/01/43	130,786
187,004	4.500	06/01/45	180,175
1,474,991	4.000	08/01/45	1,383,586
788,562	4.500	11/01/47	755,454
2,405,931	4.000	01/01/48	2,238,498
13,756	4.500	08/01/48	13,114
234,997	4.500	09/01/48	225,131
158,454	5.000	11/01/48	156,088
775,863	3.000	02/01/49	676,139
11,009	4.500	03/01/49	10,488
86,855	3.500	07/01/49	78,145
786,179	4.000	07/01/49	729,453
360,682	4.500	10/01/50	343,848
2,248,192	3.000	12/01/50	1,941,277
136,879	2.500	03/01/51	113,246
5,609,290	2.000	03/01/51	4,403,475
2,452,390	2.500	05/01/51	2,019,927
676,362	2.000	07/01/51	528,810
886,929	2.000	08/01/51	693,166
2,443,356	2.500	09/01/51	2,013,775
682,664	2.500	10/01/51	564,161
712,810	2.500	11/01/51	589,073
1,749,720	2.000	01/01/52	1,375,635
762,301	2.000	02/01/52	594,382
1,298,783	2.500	02/01/52	1,062,410
421,846	2.000	03/01/52	328,545
746,882	2.500	03/01/52	609,031
923,347	4.500	04/01/52	871,100
1,014,369	2.000	04/01/52	790,017
837,442	3.000	08/01/52	721,809
838,910	5.500	09/01/52	836,290
358,633	2.500	09/01/52	292,423
1,700,238	5.500	11/01/52	1,694,926
2,422,950	6.000	11/01/52	2,469,077
1,600,374	6.000	12/01/52	1,626,057
838,151	6.000	01/01/53	851,601
822,159	5.500	04/01/53	816,508
5,320,830	4.500	05/01/53	5,064,176
445,447	2.500	01/01/54	363,573
17,000,000	2.500	TBA-30yr(f)	13,825,779
7,000,000	3.000	TBA-30yr(f)	5,937,968
10,000,000	3.500	TBA-30yr(f)	8,835,936
18,000,000	5.000	TBA-30yr(f)	17,359,452

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$6,000,000	4.000%	TBA-30yr(f)	$ 5,478,749
	3,000,000	5.500	TBA-30yr(f)	2,958,633
	2,000,000	6.000	TBA-30yr(f)	2,008,906
	7,000,000	6.500	TBA-30yr(f)	7,147,109

				104,435,721

TOTAL FEDERAL AGENCIES				$159,493,334

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $256,358,327)				$249,597,949

Corporate Obligations – 31.2%
Aerospace & Defense(c) – 1.0%
Boeing Co.
	$4,954,000	5.150%	05/01/30	$ 4,889,102
	1,634,000	6.528	05/01/34	1,711,697
General Electric Co.
EUR	250,000	1.500	05/17/29	245,126
L3Harris Technologies, Inc.
	$50,000	4.400	06/15/28	49,143

				6,895,068

Agriculture(c) – 0.5%
BAT Capital Corp.
	50,000	3.557	08/15/27	48,380
BAT International Finance PLC
GBP	948,000	2.250	06/26/28	1,078,588
EUR	200,000	2.250	01/16/30	198,154
Bunge Ltd. Finance Corp.
	$1,350,000	4.200	09/17/29	1,310,135
Philip Morris International, Inc.
	525,000	5.625	11/17/29	540,776

				3,176,033

Airlines(c) – 0.1%
International Consolidated Airlines Group SA
EUR	800,000	3.750	03/25/29	841,690

Automotive(c) – 0.6%
Ford Motor Credit Co. LLC
	$975,000	5.800	03/05/27	983,638
	818,000	5.850	05/17/27	826,483
General Motors Financial Co., Inc.
EUR	100,000	1.694	03/26/25	103,227
	195,000	0.850	02/26/26	197,717
	$249,000	1.500	06/10/26	237,314
	650,000	5.000	04/09/27	650,435
Hyundai Capital America(d)
	941,000	1.650	09/17/26	890,384

				3,889,198

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 11.7%
ABN AMRO Bank NV(b)(c)(d) (1 yr. CMT + 0.800%)
	$1,200,000	1.542%		06/16/27	$ 1,141,944
AIB Group PLC(b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875		05/30/31	826,846
Australia & New Zealand Banking Group Ltd.(b)(c)(d) (5 yr. CMT +1.288%)
	$750,000	2.950		07/22/30	739,808
Banco de Sabadell SA(b)(c) (1 yr. EUR Swap + 1.600%)
EUR	200,000	4.000		01/15/30	214,218
Banco Santander SA
	$1,000,000	3.800		02/23/28	959,560
EUR	200,000	3.875		04/22/29	212,532
(1 yr. CMT + 1.250%)
	$1,000,000	5.552	(b)(c)	03/14/28	1,008,370
(5 yr. CMT + 3.911%)
	400,000	8.000	(b)(c)	02/01/34	413,960
Bank of America Corp.(b)(c)
(3 mo. USD Term SOFR + 1.072%)
	2,900,000	3.366		01/23/26	2,896,607
(Secured Overnight Financing Rate + 1.320%)
	350,000	2.687		04/22/32	300,955
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,135,625
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	329,610
Bank of Ireland Group PLC(b)(c)
(1 yr. EURIBOR ICE Swap + 1.550%)
EUR	225,000	4.625		11/13/29	245,568
(5 yr. EUR Swap + 4.150%)
	400,000	6.750		03/01/33	447,388
Barclays PLC(b)(c)
(1 yr. CMT + 1.050%)
	$1,025,000	2.279		11/24/27	974,508
(1 yr. EURIBOR ICE Swap + 1.550%)
EUR	600,000	4.347		05/08/35	647,247
(Secured Overnight Financing Rate + 1.490%)
	$605,000	5.674		03/12/28	612,169
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942		09/10/30	626,201
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690		03/12/30	578,741
BNP Paribas SA
	1,450,000	3.375	(d)	01/09/25	1,449,565
	1,250,000	3.375		01/09/25	1,249,625
(Secured Overnight Financing Rate + 1.004%)
	575,000	1.323	(b)(c)(d)	01/13/27	553,478
(Secured Overnight Financing Rate + 2.074%)
	550,000	2.219	(b)(c)(d)	06/09/26	542,878
BPCE SA
EUR	300,000	1.750		04/26/27	302,896
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(b)(c)(d)	10/06/26	973,710
CaixaBank SA(b)(c)
(-1X 3 mo. EUR EURIBOR + 0.850%)
EUR	700,000	0.375		11/18/26	709,382
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750		05/26/28	295,767

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
CaixaBank SA(b)(c) – (continued)
(3 mo. EUR EURIBOR + 0.620%)
EUR	300,000	0.625%		01/21/28	$ 297,638
Citigroup, Inc.(b)(c)
(5 yr. CMT + 1.280%)
	$675,000	5.592		11/19/34	669,634
(Secured Overnight Financing Rate + 1.364%)
	1,750,000	5.174		02/13/30	1,747,287
(Secured Overnight Financing Rate + 2.842%)
	1,700,000	3.106		04/08/26	1,691,602
(Secured Overnight Financing Rate + 3.914%)
	300,000	4.412		03/31/31	288,201
Credit Agricole SA(b)(c)(d)
(Secured Overnight Financing Rate + 0.892%)
	1,100,000	1.247		01/26/27	1,055,934
(Secured Overnight Financing Rate + 1.676%)
	300,000	1.907		06/16/26	295,662
Danske Bank AS(b)(c)(d)
(1 yr. CMT + 1.100%)
	750,000	4.613		10/02/30	727,215
(1 yr. CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,256,206
Deutsche Bank AG(b)(c)
(-1X 3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750		11/19/30	381,677
(3 mo. EUR EURIBOR + 1.500%)
	200,000	4.125		04/04/30	212,146
(3 mo. EUR EURIBOR + 2.950%)
	2,100,000	5.000		09/05/30	2,313,502
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129		11/24/26	267,944
Fifth Third Bancorp(b)(c) (Secured Overnight Financing Rate + 1.486%)
	1,091,000	4.895		09/06/30	1,075,944
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 1.040%)
	975,000	5.130		11/19/28	974,600
Huntington Bancshares, Inc.(b)(c)
(5 yr. CMT + 1.700%)
	100,000	6.141		11/18/39	100,355
(Secured Overnight Financing Rate + 1.276%)
	750,000	5.272		01/15/31	750,052
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208		08/21/29	843,095
ING Groep NV
EUR	1,900,000	2.500		11/15/30	1,896,141
(Secured Overnight Financing Rate + 1.830%)
	$400,000	4.017	(b)(c)	03/28/28	391,660
JPMorgan Chase & Co.(b)(c)
(3 mo. EUR EURIBOR + 1.280%)
EUR	800,000	4.457		11/13/31	883,762
(Secured Overnight Financing Rate + 1.160%)
	$1,750,000	5.581		04/22/30	1,783,005
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323		04/26/28	3,087,156
KBC Group NV(b)(c) (3 mo. EUR EURIBOR + 1.300%)
EUR	200,000	4.250		11/28/29	215,884
Kreditanstalt fuer Wiederaufbau(g)
	3,500,000	3.125		10/10/28	3,722,818

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Kreditanstalt fuer Wiederaufbau(g) – (continued)
EUR	4,070,000	2.625%		04/26/29	$ 4,252,629
M&T Bank Corp.(b)(c)
(Secured Overnight Financing Rate + 0.930%)
	$525,000	4.833		01/16/29	522,795
(Secured Overnight Financing Rate + 2.800%)
	630,000	7.413		10/30/29	674,862
Macquarie Group Ltd.(b)(c)(d)
(3 mo. USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	366,468
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340		01/12/27	385,408
Morgan Stanley(b)(c)
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173		01/16/30	1,150,747
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164		04/20/29	3,334,476
NatWest Group PLC(b)(c)
(-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670		09/14/29	1,658,727
(3 mo. EUR EURIBOR + 1.828%)
	225,000	4.771		02/16/29	244,689
Permanent TSB Group Holdings PLC(b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625		04/25/28	294,231
	1,020,000	6.625		06/30/29	1,166,724
PNC Financial Services Group, Inc.(b)(c) (Secured Overnight Financing Rate + 1.259%)
	$1,360,000	4.812		10/21/32	1,324,436
Santander U.K. Group Holdings PLC(b)(c) (1 yr. CMT + 1.250%)
	1,000,000	1.532		08/21/26	977,160
Shinhan Bank Co. Ltd.(d)
	240,000	4.500		04/12/28	236,177
Societe Generale SA(b)(c)
(1 yr. CMT + 1.100%)
	1,500,000	1.488	(d)	12/14/26	1,447,485
(3 mo. EUR EURIBOR + 1.500%)
EUR	200,000	4.750		09/28/29	216,480
Standard Chartered PLC(b)(c)(d) (1 yr. CMT + 1.000%)
	$1,550,000	1.456		01/14/27	1,492,758
Sumitomo Mitsui Financial Group, Inc.
EUR	1,375,000	0.632		10/23/29	1,271,609
Truist Financial Corp.(b)(c)
(Secured Overnight Financing Rate + 1.571%)
	$455,000	5.153		08/05/32	449,035
(Secured Overnight Financing Rate + 2.050%)
	225,000	6.047		06/08/27	228,557
U.S. Bancorp(b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	731,424
(Secured Overnight Financing Rate + 2.020%)
	700,000	5.775		06/12/29	716,499
UBS AG
	1,000,000	2.950		04/09/25	995,210
UBS Group AG
	250,000	3.750		03/26/25	249,253
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(b)(c)(d)	02/08/30	1,118,928

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG – (continued)
(1 yr. CMT + 1.770%)
	$560,000	5.699	%(b)(c)(d)	02/08/35	$ 564,026
(1 yr. EURIBOR ICE Swap + 4.950%)
EUR	200,000	7.750	(b)(c)	03/01/29	235,946
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
	509,000	0.650	(b)(c)	01/14/28	503,073
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000	(b)(c)	06/24/27	755,601
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	(b)(c)(d)	01/12/29	2,695,504
UniCredit SpA(b)(c) (-1X 3 mo. EUR EURIBOR + 0.900%)
EUR	250,000	0.800		07/05/29	240,387
Wells Fargo & Co.(b)(c)
(3 mo. USD Term SOFR + 1.432%)
	$325,000	2.879		10/30/30	293,277
(Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	175,578
Westpac Banking Corp.(b)(c) (5 yr. CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,197,312

					80,485,749

Beverages – 0.6%
Anheuser-Busch InBev SA
EUR	225,000	2.000		03/17/28	229,307
	225,000	3.450	(c)	09/22/31	238,774
Bacardi Ltd.(c)(d)
	$1,200,000	4.700		05/15/28	1,183,788
Coca-Cola Consolidated, Inc.(c)
	325,000	5.450		06/01/34	327,284
Constellation Brands, Inc.(c)
	1,500,000	4.400		11/15/25	1,496,460
	25,000	4.650		11/15/28	24,699
Keurig Dr. Pepper, Inc.(c)
	776,000	4.417		05/25/25	774,355

					4,274,667

Biotechnology(c) – 0.6%
Amgen, Inc.
	650,000	5.150		03/02/28	654,745
	1,450,000	5.250		03/02/30	1,463,224
	1,275,000	5.250		03/02/33	1,265,999
Royalty Pharma PLC
	650,000	5.400		09/02/34	632,853

					4,016,821

Building Materials(c) – 0.2%
Carrier Global Corp.
	145,000	2.493		02/15/27	138,660
	270,000	5.900		03/15/34	279,434
Holcim Finance Luxembourg SA
EUR	250,000	1.750		08/29/29	245,419
Owens Corning
	$975,000	3.500		02/15/30	905,180

					1,568,693

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(c) – 0.3%
DuPont de Nemours, Inc.
	$600,000	4.493%	11/15/25	$ 598,560
International Flavors & Fragrances, Inc.(d)
	450,000	1.230	10/01/25	437,499
	200,000	1.832	10/15/27	183,628
	600,000	2.300	11/01/30	509,376
Linde PLC
EUR	200,000	3.375	06/04/30	211,893
Syngenta Finance NV(d)
	$400,000	4.892	04/24/25	399,052

				2,340,008

Commercial Services – 0.5%
Ashtead Capital, Inc.(c)(d)
	425,000	5.800	04/15/34	424,720
Autostrade per l’Italia SpA(c)
EUR	1,175,000	4.750	01/24/31	1,287,327
DP World Crescent Ltd.
	$200,000	4.848	09/26/28	197,250
DP World Ltd.
	390,000	5.625	09/25/48	367,052
Motability Operations Group PLC(c)
EUR	225,000	3.625	07/24/29	238,161
Quanta Services, Inc.(c)
	$847,000	4.750	08/09/27	845,577
	265,000	5.250	08/09/34	259,236

				3,619,323

Computers(c) – 0.3%
Dell International LLC/EMC Corp.
	893,000	6.020	06/15/26	906,038
	875,000	5.300	10/01/29	883,960
	75,000	6.200	07/15/30	78,632
Hewlett Packard Enterprise Co.
	350,000	5.000	10/15/34	336,644

				2,205,274

Cosmetics & Personal Care(c) – 0.0%
Haleon U.K. Capital PLC
EUR	225,000	2.875	09/18/28	233,493

Diversified Financial Services – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(c)
	$244,000	3.000	10/29/28	225,888
	350,000	5.100	01/19/29	349,590
	208,000	3.300	01/30/32	181,349
Air Lease Corp.(c)
	1,150,000	3.250	03/01/25	1,146,504
	575,000	2.875	01/15/26	562,499
	1,300,000	5.300	02/01/28	1,310,933
Ally Financial, Inc.(c)
	650,000	7.100	11/15/27	685,932
Aviation Capital Group LLC(c)(d)
	400,000	1.950	01/30/26	387,168
Avolon Holdings Funding Ltd.(c)(d)
	1,036,000	4.950	01/15/28	1,027,018
Lseg Netherlands BV(c)
EUR	250,000	0.250	04/06/28	239,160

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
ORIX Corp.
	$1,011,000	4.650%		09/10/29	$ 994,531

					7,110,572

Electrical – 1.0%
DTE Energy Co.(c)
	700,000	4.950		07/01/27	702,716
E.ON International Finance BV
EUR	225,000	1.250	(c)	10/19/27	224,156
GBP	417,000	6.375		06/07/32	551,371
Electricite de France SA(c)(d)
	$1,450,000	4.500		09/21/28	1,416,070
EnBW International Finance BV(c)
EUR	225,000	3.500		07/24/28	238,417
Enel SpA(b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
	523,000	1.375		06/08/27	508,502
(5 yr. EUR Swap + 2.580%)
	935,000	3.375		08/24/26	962,466
Eurogrid GmbH(c)
	200,000	1.500		04/18/28	198,492
Exelon Corp.(c)
	$600,000	5.150		03/15/29	602,964
National Grid Electricity Distribution East Midlands PLC(c)
EUR	225,000	3.530		09/20/28	237,227
RWE AG(c)
	225,000	3.625		02/13/29	239,312
Sempra(c)
	$700,000	3.400		02/01/28	668,962
SSE PLC(c)
EUR	225,000	2.875		08/01/29	232,616
Teollisuuden Voima OYJ(c)
	250,000	1.375		06/23/28	243,938

					7,027,209

Engineering & Construction(c) – 0.2%
Cellnex Telecom SA
	200,000	1.750		10/23/30	190,510
Mexico City Airport Trust
	$540,000	3.875	(d)	04/30/28	505,915
	200,000	5.500	(d)	10/31/46	159,688
	200,000	5.500		07/31/47	160,562

					1,016,675

Entertainment(c) – 0.1%
Warnermedia Holdings, Inc.
	325,000	4.054		03/15/29	302,351

Environmental(c) – 0.2%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,063,430

Food & Drug Retailing(c) – 0.7%
Campbell’s Co.
	1,000,000	5.200		03/21/29	1,008,300
	1,000,000	5.400		03/21/34	996,240
General Mills, Inc.
EUR	128,000	3.650		10/23/30	135,917

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(c) – (continued)
J.M. Smucker Co.
	$1,225,000	5.900%		11/15/28	$ 1,269,149
Kerry Group Financial Services Unltd. Co.
EUR	250,000	0.625		09/20/29	234,444
Kroger Co.
	$1,300,000	5.000		09/15/34	1,259,882

					4,903,932

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200		07/01/29	604,332
Snam SpA
EUR	225,000	1.375		10/25/27	224,858

					829,190

Healthcare Providers & Services(c) – 1.3%
American Medical Systems Europe BV
	1,325,000	0.750		03/08/25	1,366,119
EssilorLuxottica SA
	200,000	2.875		03/05/29	207,941
HCA, Inc.
	$250,000	3.375		03/15/29	232,230
	1,431,000	3.500		09/01/30	1,299,319
	1,575,000	3.625		03/15/32	1,387,181
Humana, Inc.
	359,000	5.375		04/15/31	356,035
Laboratory Corp. of America Holdings
	1,020,000	4.350		04/01/30	983,576
Medtronic Global Holdings SCA
EUR	250,000	1.000		07/02/31	228,653
Solventum Corp.(d)
	$975,000	5.400		03/01/29	977,945
UnitedHealth Group, Inc.
	1,775,000	4.250		01/15/29	1,739,819

					8,778,818

Insurance – 0.1%
Aviva PLC(b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125		11/14/36	12,738
Corebridge Global Funding(d)
	$925,000	5.200		06/24/29	929,005

					941,743

Internet – 0.7%
Booking Holdings, Inc.(c)
EUR	729,000	3.500		03/01/29	772,722
Expedia Group, Inc.(c)
	$1,150,000	3.250		02/15/30	1,059,886
Netflix, Inc.
EUR	1,800,000	4.625		05/15/29	1,995,942
Prosus NV(c)
	$350,000	3.257		01/19/27	333,812
	210,000	3.680	(d)	01/21/30	188,475
	200,000	4.027	(d)	08/03/50	134,250
	200,000	3.832	(d)	02/08/51	129,812

					4,614,899

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	$1,275,000	1.650%	10/15/27	$ 1,173,140
Vale Overseas Ltd.
	350,000	6.400	06/28/54	342,125

				1,515,265

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	350,000	5.850	08/01/34	350,651
Hyatt Hotels Corp.
	750,000	5.500	06/30/34	743,482
Marriott International, Inc.
	515,000	5.000	10/15/27	518,739
	573,000	4.650	12/01/28	568,932
	135,000	4.875	05/15/29	134,472

				2,316,276

Machinery-Diversified(c) – 0.1%
CNH Industrial Finance Europe SA
EUR	250,000	1.625	07/03/29	242,567
Otis Worldwide Corp.
	$225,000	5.250	08/16/28	227,734

				470,301

Media(c) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
	784,000	4.908	07/23/25	782,902
Comcast Corp.
	300,000	4.150	10/15/28	292,677

				1,075,579

Mining(c) – 0.4%
Glencore Finance Europe Ltd.
GBP	125,000	3.125	03/26/26	153,142
Glencore Funding LLC(d)
	$455,000	1.625	04/27/26	436,368
	775,000	4.875	03/12/29	768,614
	1,150,000	5.371	04/04/29	1,159,027

				2,517,151

Multi-National – 2.4%
African Export-Import Bank(c)(d)
	390,000	2.634	05/17/26	371,631
Asian Development Bank
GBP	4,200,000	1.125	06/10/25	5,175,481
European Investment Bank
EUR	1,240,000	0.875	01/14/28	1,232,279
	3,500,000	3.000	11/15/28	3,706,540
	4,410,000	2.250	03/15/30	4,524,061
FMS Wertmanagement (g)
GBP	1,100,000	1.375	03/07/25	1,368,662

				16,378,654

Oil & Gas(c) – 0.2%
Eni SpA(b) (-1X 5 yr. EUR Swap + 3.167%)
EUR	375,000	2.625	10/13/25	384,559

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil & Gas(c) – (continued)
Occidental Petroleum Corp.
	$750,000	8.500%		07/15/27	$ 800,265

					1,184,824

Oil Field Services – 0.5%
BP Capital Markets PLC
EUR	300,000	1.594		07/03/28	297,741
(5 yr. CMT + 1.674%)
	$650,000	6.125	(b)(c)	03/18/35	639,340
Diamondback Energy, Inc.(c)
	491,000	6.250		03/15/33	510,650
	501,000	5.400		04/18/34	492,949
Pertamina Persero PT
	200,000	6.500		05/27/41	207,750
QatarEnergy(c)(d)
	820,000	3.300		07/12/51	563,494
Saudi Arabian Oil Co.(c)(d)
	530,000	5.750		07/17/54	494,262
TotalEnergies SE(b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369		10/06/26	310,366

					3,516,552

Packaging(c)(d) – 0.0%
Smurfit Kappa Treasury ULC
	$200,000	5.200		01/15/30	200,660

Pharmaceuticals(c) – 0.7%
AbbVie, Inc.
	325,000	3.200		11/21/29	301,746
Bayer U.S. Finance II LLC(d)
	1,000,000	4.250		12/15/25	992,640
Becton Dickinson & Co.
EUR	185,000	0.034		08/13/25	188,405
Cardinal Health, Inc.
	$345,000	5.125		02/15/29	345,669
	950,000	5.350		11/15/34	929,936
Cigna Group
	300,000	4.375		10/15/28	294,009
	714,000	5.400		03/15/33	712,808
CVS Health Corp.
	325,000	4.780		03/25/38	280,917
McKesson Corp.
EUR	125,000	1.500		11/17/25	128,126
Takeda Pharmaceutical Co. Ltd.
	250,000	1.000		07/09/29	238,460

					4,412,716

Pipelines – 0.7%
Abu Dhabi Crude Oil Pipeline LLC(d)
	$1,260,000	4.600		11/02/47	1,105,726
Enbridge, Inc.(c)
	350,000	6.000		11/15/28	362,184
	700,000	5.700		03/08/33	707,833
Energy Transfer LP(c)
	750,000	6.100		12/01/28	778,935
	250,000	5.250		04/15/29	250,950
	500,000	6.400		12/01/30	527,935

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd.
	$200,000	2.625	%(d)	03/31/36	$ 162,336
	557,839	2.940		09/30/40	439,281
Sabine Pass Liquefaction LLC(c)
	225,000	5.625		03/01/25	225,074
Williams Cos., Inc.(c)
	350,000	2.600		03/15/31	301,469

					4,861,723

Real Estate(c) – 0.4%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000		05/04/28	1,000,587
	350,000	1.750		03/12/29	336,970
	325,000	3.625		10/29/29	336,375
CBRE Services, Inc.
	$258,000	5.500		04/01/29	262,272
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	568,003
	325,000	1.625		01/17/30	305,952

					2,810,159

Real Estate Investment Trust(c) – 0.5%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	104,554
	375,000	5.500		07/15/34	371,872
American Tower Corp.
	1,275,000	5.000		01/31/30	1,267,426
Kilroy Realty LP
	200,000	6.250		01/15/36	198,534
NNN REIT, Inc.
	400,000	5.600		10/15/33	403,192
Realty Income Corp.
	900,000	4.625		11/01/25	899,028
	300,000	2.100		03/15/28	275,745
WP Carey, Inc.
	170,000	4.000		02/01/25	169,759

					3,690,110

Retailing(c) – 0.2%
AutoNation, Inc.
	200,000	1.950		08/01/28	179,332
CK Hutchison International 20 Ltd.(d)
	200,000	2.500		05/08/30	176,422
CK Hutchison International 23 Ltd.(d)
	350,000	4.750		04/21/28	347,543
Dollar Tree, Inc.
	650,000	4.000		05/15/25	647,309
McDonald’s Corp.
EUR	225,000	2.375		05/31/29	228,058

					1,578,664

Semiconductors(c) – 0.4%
Broadcom, Inc.(d)
	$175,000	3.469		04/15/34	151,639
	2,784,000	3.137		11/15/35	2,274,194
	350,000	4.926		05/15/37	333,158

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(c) – (continued)
Micron Technology, Inc.
	$125,000	6.750%		11/01/29	$ 133,000

					2,891,991

Software(c) – 1.0%
Cadence Design Systems, Inc.
	475,000	4.300		09/10/29	465,590
Constellation Software, Inc.(d)
	438,000	5.158		02/16/29	440,168
Fidelity National Information Services, Inc.
EUR	550,000	0.625		12/03/25	558,591
Fiserv, Inc.
	$237,000	3.500		07/01/29	222,403
MSCI, Inc.(d)
	1,772,000	3.875		02/15/31	1,626,643
Oracle Corp.
	850,000	3.950		03/25/51	628,753
	900,000	6.900		11/09/52	1,006,281
	525,000	5.550		02/06/53	496,776
Take-Two Interactive Software, Inc.
	943,000	5.400		06/12/29	954,778
Workday, Inc.
	125,000	3.700		04/01/29	118,913

					6,518,896

Telecommunication Services – 0.9%
AT&T, Inc.(c)
EUR	225,000	3.950		04/30/31	243,128
Deutsche Telekom International Finance BV
	$250,000	8.750		06/15/30	290,600
Orange SA(c)
EUR	200,000	2.000		01/15/29	201,284
Rogers Communications, Inc.(c)
	$1,074,000	5.000		02/15/29	1,067,438
Telefonica Emisiones SA
EUR	200,000	1.788	(c)	03/12/29	198,891
GBP	450,000	5.445		10/08/29	575,642
T-Mobile USA, Inc.(c)
	$500,000	3.500		04/15/25	497,790
	656,000	3.750		04/15/27	640,892
	300,000	4.750		02/01/28	298,128
	1,225,000	3.875		04/15/30	1,152,811
Verizon Communications, Inc.
	300,000	4.329		09/21/28	294,465
	325,000	4.016	(c)	12/03/29	311,948
EUR	250,000	1.250	(c)	04/08/30	236,850

					6,009,867

Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	$500,000	5.250		07/01/29	501,565

Water(c) – 0.2%
Veolia Environnement SA
EUR	200,000	0.927		01/04/29	192,836

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Water(c) – (continued)
Veolia Environnement SA – (continued)
EUR	1,300,000	1.940%	01/07/30	$ 1,278,466

				1,471,302

TOTAL CORPORATE OBLIGATIONS (Cost $218,440,438)				$214,057,091

Sovereign Debt Obligations – 23.3%
British Pound – 0.7%
State of North Rhine-Westphalia
GBP	400,000	2.125%	06/13/25	$ 494,796
U.K. Gilts
	1,990,000	3.500	01/22/45	2,001,968
	840,000	1.500	07/31/53	489,949
	220,000	1.750	07/22/57	132,569
	2,130,000	3.500	07/22/68	1,965,405

				5,084,687

Canadian Dollar – 1.3%
Province of British Columbia
CAD	2,600,000	2.850	06/18/25	1,806,914
	2,000,000	4.950	06/18/40	1,519,983
Province of Ontario
	1,700,000	2.600	06/02/25	1,180,320
	2,300,000	4.650	06/02/41	1,693,371
Province of Quebec
GBP	2,390,000	2.250	09/15/26	2,870,653

				9,071,241

Colombia Peso – 0.1%
Colombia TES
COP	897,700,000	13.250	02/09/33	219,314
	890,400,000	9.250	05/28/42	155,134

				374,448

Euro – 10.6%
European Financial Stability Facility (g)
EUR	1,170,000	0.875	04/10/35	1,000,120
European Union
	6,632,868	1.625	12/04/29	6,597,477
	820,000	0.200	06/04/36	626,974
Finland Government Bonds
	1,190,000	1.500	09/15/32	1,131,299
France Treasury Bills BTF (h)
	19,774,906	0.000	02/19/25	20,409,679
French Republic Government Bonds OAT
	7,350,000	3.500	11/25/33	7,839,692
	1,760,000	1.250	05/25/34	1,546,058
	1,030,000	4.500	04/25/41	1,200,739
	310,000	3.250	05/25/45	307,341
	210,000	2.000	05/25/48	163,103
	800,000	1.750	05/25/66	503,937
Ireland Government Bonds
	430,000	0.200	10/18/30	393,805
	920,000	0.350	10/18/32	813,360
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000 (h)	08/01/26	5,398,876

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Italy Buoni Poliennali Del Tesoro – (continued)
EUR	3,220,000	0.900%		04/01/31	$ 2,932,182
	1,680,000	6.000		05/01/31	2,041,652
	1,130,000	3.250		03/01/38	1,115,520
	1,370,000	4.450		09/01/43	1,509,455
	1,170,000	2.150		09/01/52	844,979
	357,000	4.500		10/01/53	394,556
	100,000	2.800		03/01/67	79,431
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,465,643
	250,000	2.150		06/22/66	186,668
Netherlands Government Bonds
	709,181	2.500		07/15/34	728,912
	673,445	0.000	(h)	01/15/38	490,383
	838,544	3.750		01/15/42	984,912
	687,236	2.000		01/15/54	611,527
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,227,880
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,253,689
Republic of Austria Government Bonds
	1,270,000	0.000	(h)	10/20/28	1,205,196
	280,000	2.100		09/20/17	220,719
	280,000	0.850	(j)	06/30/20	123,075
Romania Government International Bonds
	630,000	2.124		07/16/31	537,084
	400,000	3.375	(d)	01/28/50	269,226
Spain Government Bonds
	870,000	1.250		10/31/30	834,015
	3,430,000	2.550		10/31/32	3,479,596
	650,000	0.850		07/30/37	506,519
	700,000	2.900		10/31/46	656,573
	1,110,000	3.450		07/30/66	1,077,805

					72,709,657

Indonesia Rupiah – 0.5%
Indonesia Treasury Bonds
IDR	15,459,000,000	6.500		07/15/30	935,258
	12,465,000,000	6.500		02/15/31	754,884
	7,391,000,000	6.375		04/15/32	441,072
	18,210,000,000	6.625		02/15/34	1,100,033
	5,281,000,000	7.125		06/15/38	328,902

					3,560,149

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000		03/31/27	636,283
	2,500,000	1.300		04/30/32	558,048

					1,194,331

Japanese Yen – 7.9%
Japan Government Five Year Bonds
JPY	782,000,000	0.100		03/20/27	4,919,774
Japan Government Forty Year Bonds
	712,600,000	1.000		03/20/62	2,939,710
Japan Government Ten Year Bonds
	1,445,000,000	1.100		06/20/34	9,226,712

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Japanese Yen – (continued)
Japan Government Thirty Year Bonds
JPY	721,900,000	1.400%		09/20/52	$ 3,835,849
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	5,176,733
	771,350,000	1.600		03/20/44	4,713,204
Japan Government Two Year Bonds
	1,892,350,000	0.005		01/01/25	12,026,757
Japan Treasury Discount Bills (h)
	1,815,100,000	0.000		02/25/25	11,532,682

					54,371,421

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940		02/12/29	425,491

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375		09/01/33	1,001,181

South Korean Won – 0.5%
Korea Treasury Bonds
KRW	2,598,070,000	1.875		06/10/29	1,692,165
	2,641,660,000	1.375		12/10/29	1,669,753

					3,361,918

Thailand Baht – 0.1%
Thailand Government Bonds
THB	6,350,000	2.650		06/17/28	189,708
	6,710,000	2.875		12/17/28	202,235
	3,240,000	3.350		06/17/33	103,021
	70,000	3.390		06/17/37	2,260
	7,490,000	3.450		06/17/43	245,053

					742,277

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	276,145

United States Dollar – 1.1%
Chile Government International Bonds(c)
	$430,000	3.100		05/07/41	308,658
Export-Import Bank of Korea
	390,000	5.000		01/11/28	391,287
	330,000	5.125		01/11/33	329,261
Hungary Government International Bonds
	2,040,000	6.125		05/22/28	2,076,230
Korea Hydro & Nuclear Power Co. Ltd.(d)
	630,000	4.250		07/27/27	621,161
Mexico Government International Bonds(c)
	1,521,000	3.771		05/24/61	871,248
	360,000	3.750		04/19/71	198,864
Panama Government International Bonds(c)
	200,000	6.875		01/31/36	187,563
Peru Government International Bonds(c)
	10,000	2.780		12/01/60	5,278
	100,000	3.230	(k)	07/28/21	52,656
Philippines Government International Bonds
	470,000	3.700		03/01/41	373,650

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Poland Government International Bonds(c)
$600,000	5.125%	09/18/34	$ 577,878
650,000	5.500	03/18/54	598,007
Romania Government International Bonds
240,000	3.000 (d)	02/27/27	226,098
70,000	6.375	01/30/34	66,848
Saudi Government International Bonds
830,000	4.875	07/18/33	801,987
Uruguay Government International Bonds(c)
90,000	4.375	01/23/31	87,300

			7,773,974

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $180,311,764)			$159,946,920

Asset-Backed Securities(c) – 13.4%
Automotive – 1.9%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
$512,136	5.850%	08/17/26	$ 513,612
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
1,989,593	5.240	07/15/26	1,993,471
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
1,029,733	5.680	09/15/26	1,033,031
Ford Credit Auto Owner Trust Series 2024-1, Class A(d)(e)
1,625,000	4.870	08/15/36	1,630,148
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A2A
624,802	5.890	11/16/26	627,083
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
1,500,000	5.340	06/15/28	1,516,566
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A(d)
1,820,333	5.150	06/15/26	1,824,714
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A2
81,377	5.920	11/16/26	81,646
Nissan Auto Lease Trust Series 2024-A, Class A2A
2,742,611	5.110	10/15/26	2,749,724
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
425,000	5.930	03/15/28	431,350
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
462,376	6.080	05/17/27	463,767
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
411,062	5.710	02/16/27	412,062

			13,277,174

Collateralized Loan Obligations(d) – 7.6%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
1,575,000	8.906	04/15/37	1,618,217
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
1,275,000	6.865	07/15/37	1,281,147
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3 mo. USD Term SOFR + 1.562%)
2,100,000	6.218	01/15/33	2,102,117

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Apex Credit CLO Ltd. Series 2024-2A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
$1,275,000	6.689%	07/25/37	$ 1,281,662
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b) (3 mo. USD Term SOFR + 1.482%)
2,100,000	6.138	04/15/33	2,103,996
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.250%)
2,575,000	5.882	04/18/33	2,580,428
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
1,900,000	6.676	04/25/37	1,920,400
CQS U.S. CLO Ltd. Series 2021-1A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
1,800,000	5.817	01/20/35	1,803,051
Elmwood CLO IV Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.460%)
5,300,000	6.092	04/18/37	5,329,049
Generate CLO 20 Ltd. Series 2024-20A, Class A(b) (-1X 3 mo. USD Term SOFR + 1.300%)
1,900,000	0.000	01/25/38	1,900,000
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A(b) (3 mo. USD Term SOFR + 1.500%)
1,375,000	6.815	07/25/37	1,381,113
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.330%)
2,700,000	5.648	01/15/38	2,700,459
Jamestown CLO XII Ltd. Series 2019-1A, Class A2BR(b) (3 mo. USD Term SOFR + 1.850%)
1,650,000	6.467	04/20/32	1,651,564
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
441,837	6.205	05/25/54	444,606
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
1,800,000	5.907	04/14/33	1,800,479
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
1,225,000	6.326	07/15/37	1,236,944
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b) (3 mo. USD Term SOFR + 1.392%)
740,000	6.048	10/14/35	740,784
New Mountain CLO 1 Ltd. Series CLO-1A, Class AR(b) (3 mo. USD Term SOFR + 1.462%)
1,150,000	6.118	10/15/34	1,150,861
Oaktree CLO Ltd. Series 2021-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.350%)
5,000,000	5.848	01/15/38	5,007,220
OZLM XIV Ltd. Series 2015-14A, Class CRR(b) (3 mo. USD Term SOFR + 3.652%)
1,700,000	8.308	07/15/34	1,705,423
OZLM XIV Ltd. Series 2015-14A, Class C1R3(b) (-1X 3 mo. USD Term SOFR + 3.400%)
1,700,000	1.000	01/15/38	1,700,000
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
1,875,000	5.944	10/20/37	1,886,674

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Regatta XI Funding Ltd. Series 2018-1A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
$1,475,000	6.398%	07/17/37	$ 1,478,713
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
1,025,000	5.704	01/30/38	1,025,176
Storm King Park CLO Ltd. Series 2022-1A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
1,350,000	6.356	10/15/37	1,352,495
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
161,097	5.750	12/20/50	164,300
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
900,000	9.029	04/20/32	900,379
Voya CLO Ltd. Series 2019-2A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
2,625,000	5.817	07/20/32	2,628,567
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
1,150,000	5.819	10/15/37	1,157,712

			52,033,536

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2022-2, Class A
1,975,000	3.390	05/15/27	1,967,028
Barclays Dryrock Issuance Trust Series 2023-1, Class A
1,500,000	4.720	02/15/29	1,504,347
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
2,600,000	5.498	08/15/28	2,611,184
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,000,000	3.490	05/15/27	1,992,456
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,275,000	5.230	12/08/27	1,283,787

			9,358,802

Student Loan(b)(d) – 2.5%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
968,842	5.889	04/20/31	969,976
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
1,650,000	6.435	07/24/36	1,663,367
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.420%)
2,975,000	6.037	04/20/36	2,979,596
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
2,011,159	5.883	12/27/66	2,027,887
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
2,936,077	5.733	12/27/66	2,948,139
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
1,500,000	6.056	04/15/31	1,500,750

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b)(d) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
$702,069	5.833%	09/25/65	$ 704,192
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1 (3 mo. USD Term SOFR + 1.630%)
4,500,000	6.286	04/15/37	4,536,000

			17,329,907

TOTAL ASSET-BACKED SECURITIES (Cost $91,532,726)			$ 91,999,419

U.S. Treasury Obligations – 4.3%
U.S. Treasury Bills(h)
$22,078,700	0.000%	01/23/25	$ 22,023,702
U.S. Treasury Bonds
3,560,000	2.375	11/15/49	2,265,050
2,440,000	4.750	11/15/53	2,417,125
U.S. Treasury Inflation-Indexed Bonds
2,060,066	1.500	02/15/53	1,650,226
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,292,607

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,866,699)			$ 29,648,710

Shares	Description	Value

Exchange Traded Funds – 0.1%
3,755	Vanguard Intermediate-Term Corporate Bond ETF	$ 301,414
(Cost $306,201)

Shares	Dividend Rate	Value

Investment Company(l) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,414,821	4.392%	$ 3,414,821
(Cost $ 3,414,821)

TOTAL INVESTMENTS – 109.2% (Cost $ 780,230,976)		$748,966,324

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.2)% (63,001,919)

NET ASSETS – 100.0%		$685,964,405

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $92,513,981 which represents approximately 13.6% of net assets as of December 31, 2024.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $10,344,229, which represents approximately 1.4% of the Fund’s net assets as of December 31, 2024.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is June 30, 2120.

(k)	Actual maturity date is July 28, 2121.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CAD	1,650,399	USD	1,151,000	03/19/25	$530
	EUR	878,000	GBP	727,629	03/19/25	2,297
	GBP	143,640	USD	179,602	03/19/25	113
	JPY	1,893,596,033	USD	12,006,534	01/09/25	41,167
	TRY	15,373,409	USD	399,939	03/19/25	2,831
	USD	844,473	AUD	1,259,313	03/19/25	64,927
	USD	450,940	BRL	2,630,348	01/03/25	25,423
	USD	242,675	BRL	1,479,600	02/04/25	4,731
	USD	7,916,236	CAD	10,905,273	01/13/25	326,007
	USD	3,433,886	CAD	4,854,958	03/19/25	46,445
	USD	7,654,158	CHF	6,565,107	03/19/25	355,597
	USD	312,307	CLP	302,955,706	03/19/25	7,978
	USD	3,070,400	CNH	21,395,009	03/19/25	148,986
	USD	566,703	CNH	4,092,543	06/18/25	5,050
	USD	372,721	COP	1,614,629,165	01/23/25	7,427
	USD	1,225,286	COP	5,396,277,436	03/19/25	13,559
	USD	4,069,922	CZK	96,432,004	03/19/25	100,664
	USD	137,509,065	EUR	127,896,700	01/16/25	4,940,813
	USD	8,093,009	EUR	7,678,885	03/19/25	110,892
	USD	18,324,082	GBP	14,442,342	03/10/25	253,284
	USD	5,492,001	GBP	4,318,554	03/19/25	88,839
	USD	1,407,967	HUF	551,969,992	03/19/25	23,956
	USD	3,993,336	IDR	63,741,422,170	03/12/25	79,170
	USD	5,419,762	INR	461,814,738	03/19/25	67,148
	USD	940,224	INR	80,758,879	06/18/25	10,106
	USD	50,983,467	JPY	7,530,116,821	01/09/25	3,074,307
	USD	11,831,450	JPY	1,814,591,591	02/25/25	224,748
	USD	1,629,513	JPY	241,685,048	03/19/25	79,246
	USD	3,688,224	KRW	5,217,325,237	03/12/25	147,310
	USD	2,968,289	KRW	4,231,511,317	03/19/25	95,566
	USD	2,303,466	MXN	47,068,462	03/19/25	75,641
	USD	1,691,072	NOK	18,677,006	03/19/25	50,675
	USD	3,301,220	NZD	5,562,124	03/19/25	186,374
	USD	3,865,027	PLN	15,433,789	03/19/25	139,407
	USD	1,974,658	SEK	21,217,065	03/19/25	48,676

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,037,705	SGD	1,395,513	03/18/25	$12,616
	USD	1,449,471	TWD	46,850,539	03/19/25	21,219
	USD	320,463	ZAR	5,764,827	03/19/25	17,180

TOTAL						$10,900,905

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	5,151,762	USD	3,319,052	03/19/25	$(129,984)
	BRL	2,609,899	USD	426,767	01/03/25	(4,558)
	BRL	1,610,757	USD	261,090	03/19/25	(3,884)
	CAD	3,310,490	USD	2,403,062	03/19/25	(93,238)
	CHF	825,141	EUR	894,225	03/19/25	(12,210)
	CHF	4,792,856	USD	5,485,033	03/19/25	(156,719)
	CHF	459,161	USD	527,817	06/18/25	(11,913)
	CLP	411,447,937	USD	454,910	03/19/25	(41,596)
	CNH	33,475,417	USD	4,624,986	03/19/25	(54,034)
	COP	480,443,951	USD	111,899	03/19/25	(4,016)
	CZK	51,076,827	USD	2,249,208	03/19/25	(146,824)
	EUR	3,564,688	USD	3,800,650	01/16/25	(105,758)
	EUR	4,528,920	USD	4,953,392	03/19/25	(245,630)
	GBP	1,850,346	USD	2,340,707	03/19/25	(25,645)
	HUF	526,117,787	USD	1,401,572	03/19/25	(82,384)
	IDR	14,428,797,556	USD	890,716	03/19/25	(5,157)
	ILS	2,902,988	USD	814,568	03/19/25	(14,401)
	INR	237,504,617	USD	2,793,000	01/13/25	(23,056)
	INR	208,844,575	USD	2,446,005	03/19/25	(25,413)
	JPY	772,650,052	USD	5,025,713	01/09/25	(109,851)
	JPY	663,599,225	USD	4,412,743	03/19/25	(156,144)
	KRW	907,608,962	USD	685,341	03/19/25	(69,176)
	MXN	7,583,832	USD	370,092	03/19/25	(11,137)
	NOK	43,535,844	USD	3,907,579	03/19/25	(83,838)
	NZD	2,931,265	AUD	2,665,000	03/18/25	(8,192)
	NZD	998,114	USD	577,506	03/19/25	(18,553)
	PLN	11,874,068	USD	2,900,206	03/19/25	(33,880)
	SEK	40,272,523	USD	3,715,384	03/19/25	(59,641)
	SGD	3,281,850	USD	2,487,915	03/19/25	(77,097)
	TWD	47,462,762	USD	1,502,115	03/19/25	(55,198)
	USD	184,092	BRL	1,152,936	03/19/25	(9)
	USD	860,836	CAD	1,235,621	03/19/25	(1,292)
	USD	273,661	CNH	2,006,064	03/19/25	(260)
	USD	1,152,618	ILS	4,297,101	02/12/25	(30,627)
	USD	493,944	ILS	1,828,329	03/19/25	(10,008)
	USD	217,262	JPY	33,896,695	03/19/25	(165)
	USD	2,070,404	NOK	23,683,871	03/19/25	(9,746)
	USD	795,528	THB	27,025,762	03/19/25	(1,302)

TOTAL						$(1,922,536)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/20/25	$(2,000,000)	$(1,732,489)
Government National Mortgage Association	4.000	TBA - 30yr	01/20/25	(2,000,000)	(1,840,456)
Government National Mortgage Association	4.500	TBA - 30yr	01/20/25	(16,000,000)	(15,117,396)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/01/25	(11,000,000)	(8,545,624)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/01/25	(8,000,000)	(7,518,749)

(PROCEEDS RECEIVED: $(35,463,203))					$(34,754,714)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year Australian Bonds	51	03/17/25	$3,563,074	$(37,116)
10 Year Japanese Bonds	12	03/13/25	10,822,079	(41,976)
3 Year Australian Bonds	141	03/17/25	9,264,206	(8,848)
Canada 10 Year Government Bonds	161	03/20/25	13,732,798	246,072
10 Year U.K. Long Gilt	88	03/27/25	10,180,549	(247,883)
10 Year U.S. Treasury Notes	28	03/20/25	3,045,000	9,410
2 Year German Euro-Schatz	113	03/06/25	12,522,703	(47,278)
2 Year U.S. Treasury Notes	46	03/31/25	9,458,031	2,641
20 Year U.S. Treasury Bonds	118	03/20/25	13,433,563	(359,607)
30 Year German Euro-Buxl	41	03/06/25	5,634,898	(362,318)
5 Year German Euro-Bobl	33	03/06/25	4,028,813	(51,665)
5 Year German Euro-Bund	101	03/06/25	13,960,602	(365,318)
5 Year U.S. Treasury Notes	125	03/31/25	13,288,086	37,867
Euro BTP	17	03/06/25	2,112,781	(45,810)
French 10 Year Government Bonds	14	03/06/25	1,789,534	(39,466)
Ice 3M Sonia Index	200	03/17/26	60,037,983	(111,883)
Ultra Long U.S. Treasury Bonds	115	03/20/25	13,674,219	(628,174)

Total				$(2,051,352)

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(79)	03/20/25	(8,793,687)	156,412

TOTAL FUTURES CONTRACTS				$(1,894,940)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)(b)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271%	BofA Securities LLC	12/21/31	MYR	1,540	$(7,132)	$—	$(7,132)
3M KLIBOR	3.735	Citibank NA	07/14/32		1,950	3,153	—	3,153
3M KLIBOR	3.750	Citibank NA	12/21/32		3,450	5,496	(38,299)	43,795
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32		1,940	1,537	—	1,537

TOTAL						$3,054	$(38,299)	$41,353

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.396%(b)	03/19/25		$671,790	$71,747	$25,453	$46,294
13.750%(b)	1M BID Average(b)	01/04/27	BRL	5,770	27,693	12,042	15,651
Mexico Interbank TIIE
28 Days(c)	9.000(c)	03/17/27	MXN	84,760	(2,612)	15,210	(17,822)
3M CNRR(d)	1.500(d)	03/19/27	CNY	42,820	18,305	6,015	12,290
0.250(e)	12M CHFOR(e)	03/19/27	CHF	25,440	(149,254)	(92,312)	(56,942)
7.750(d)	12M CPIBR(d)	03/19/27	COP	4,015,420	9,859	(6,754)	16,613
2.500(e)	12M EURO(e)	03/19/27	EUR	34,510	(420,490)	(463,445)	42,955
4.000(e)	12M GBP(e)	03/19/27	GBP	2,590	11,288	2,505	8,783
0.750(e)	12M JYOR(e)	03/19/27	JPY	2,311,000	(15,984)	(21,965)	5,981
3.500(e)	12M SOFR(e)	03/19/27		$3,580	37,050	30,649	6,401
3.000(e)	12M SOFR(e)	03/19/27		57,220	1,133,282	1,095,288	37,994
3M STIBOR(d)	2.000(e)	03/19/27	SEK	195,350	(117,607)	1,923	(119,530)
12M THOR(d)	2.000(d)	03/19/27	THB	51,100	4,038	6,027	(1,989)
6M EURO(f)	2.500(e)	03/19/27	EUR	4,230	33,282	37,119	(3,837)
12M CDOR(f)	3.000(f)	03/19/27	CAD	5,630	24,937	18,639	6,298
4.250(d)	3M AUDOR(d)	03/19/27	AUD	7,970	(46,227)	(45,427)	(800)
3.000(d)	3M KWCDC(d)	03/19/27	KRW	1,890,280	(9,031)	(10,213)	1,182
6M NIBOR(f)	4.000(e)	03/19/27	NOK	398,160	(148,013)	74,095	(222,108)
12M GBP(e)	4.250(e)	03/19/27	GBP	62,480	91,664	433,401	(341,737)
12M CLICP(f)	4.750(f)	03/19/27	CLP	249,520	(1,307)	(201)	(1,106)
6M WIBOR(f)	4.750(e)	03/19/27	PLN	15,740	(24,282)	(15,981)	(8,301)
6.500(e)	6M BUBOR(f)	03/19/27	HUF	893,460	771	(10,380)	11,151
3.500(e)	6M PRIBO(f)	03/19/27	CZK	112,670	11,139	16,480	(5,341)
3M JIBAR(d)	7.250(d)	03/19/27	ZAR	100,090	(5,904)	13,856	(19,760)
12M GBP(e)	3.500(e)	08/31/27	GBP	43,332	(233,848)	(822,183)	588,335
6M EURO(d)	2.143(b)	11/20/27	EUR	215,980	(1,096)	163,174	(164,270)
2.180(b)	6M EURO(f)	11/20/27		215,980	11,209	(155,281)	166,490
12M GBP(b)	3.500(b)	12/04/27	GBP	22,022	(109,017)	(53,513)	(55,504)
4.000(e)	12M GBP(e)	03/19/28		510	1,723	2,940	(1,217)
6M EURO(f)	2.500(e)	05/14/28	EUR	23,491	150,000	(194,066)	344,066
2.750(e)	6M EURO(f)	03/19/29		1,340	(29,800)	(33,810)	4,010
3.695(e)	12M SOFR(e)	05/31/29		$22,870	289,415	22,718	266,697
3.500(e)	12M GBP(e)	08/31/29	GBP	40,131	310,892	(611,436)	922,328
2.457(f)	12M CDOR(f)	09/13/29	CAD	33,230	98,223	(10,689)	108,912
12M SOFR(e)	3.038(e)	09/13/29		$24,860	(408,291)	23,028	(431,319)
3.500(e)	12M GBP(e)	12/06/29	GBP	20,414	155,878	66,938	88,940

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

13.250%(b)	1M BID Average(b)	01/02/30	BRL	19,150	$168,825	$57,584	$111,241
3M CNRR(d)	1.750%(d)	03/19/30	CNY	561,070	1,326,691	517,446	809,245
5.000(f)	12M CLICP(f)	03/19/30	CLP	1,383,870	17,864	(7,779)	25,643
0.750(e)	12M JYOR(e)	03/19/30	JPY	6,160,000	138,155	90,019	48,136
3.750(e)	12M SOFR(e)	03/19/30		$5,070	61,708	5,654	56,054
3.000(e)	12M SOFR(e)	03/19/30		9,470	432,216	377,260	54,956
2.000(d)	12M THOR(d)	03/19/30	THB	45,300	(1,649)	(6,451)	4,802
3M STIBOR(d)	2.250(e)	03/19/30	SEK	176,670	(195,279)	124,900	(320,179)
6M EURO(f)	2.750(e)	03/19/30	EUR	10,510	274,038	364,772	(90,734)
6M PRIBO(f)	3.500(e)	03/19/30	CZK	60,140	(18,572)	3,069	(21,641)
12M GBP(e)	3.750(e)	03/19/30	GBP	1,560	(22,379)	144	(22,523)
3M NZDOR(d)	4.000(f)	03/19/30	NZD	10,800	138,873	103,653	35,220
6M AUDOR(f)	4.250(f)	03/19/30	AUD	13,300	82,647	100,016	(17,369)
6M BUBOR(f)	6.500(e)	03/19/30	HUF	667,560	(8,485)	17,947	(26,432)
12M CPIBR(d)	8.250(d)	03/19/30	COP	5,605,080	(25,132)	27,671	(52,803)
12M CDOR(f)	2.801(f)	09/11/31	CAD	34,990	(87,477)	14,086	(101,563)
3.215(e)	12M SOFR(e)	09/12/31		$26,380	356,787	(21,627)	378,414
3.250(e)	12M SOFR(e)	03/19/32		3,010	142,948	114,837	28,111
2.750(e)	6M EURO(f)	03/19/32	EUR	890	(28,082)	(35,215)	7,133
6M EURO(f)	3.000(e)	11/10/33		16,290	411,271	183,149	228,122
1.295(e)	12M JYOR(e)	08/02/34	JPY	1,131,100	(7,637)	(73,771)	66,134
12M GBP(e)	3.500(e)	08/28/34	GBP	8,081	(212,164)	(232,295)	20,131
6M EURO(f)	2.500(e)	11/08/34	EUR	25,780	17,304	104,773	(87,469)
12M GBP(e)	3.500(e)	12/04/34	GBP	4,178	(113,091)	(73,808)	(39,283)
Mexico Interbank TIIE
28 Days(c)	9.000(c)	03/07/35	MXN	17,900	(20,391)	4,992	(25,383)
2.750(f)	12M CDOR(f)	03/19/35	CAD	3,040	36,978	42,402	(5,424)
0.500(e)	12M CHFOR(e)	03/19/35	CHF	1,500	(19,210)	(31,330)	12,120
5.250(f)	12M CLICP(f)	03/19/35	CLP	450,140	9,311	(5,029)	14,340
3.250(e)	12M SOFR(e)	03/19/35		$7,010	464,662	394,139	70,523
3M STIBOR(d)	2.500(e)	03/19/35	SEK	71,320	(124,373)	139,964	(264,337)
3M KWCDC(d)	3.000(d)	03/19/35	KRW	7,232,330	102,304	178,402	(76,098)
6M PRIBO(f)	3.750(e)	03/19/35	CZK	5,070	(1,088)	2,575	(3,663)
12M GBP(e)	3.750(e)	03/19/35	GBP	1,480	(45,946)	(2,084)	(43,862)
9.000(d)	3M JIBAR(d)	03/19/35	ZAR	1,650	(936)	(2,656)	1,720
3M NZDOR(d)	4.250(f)	03/19/35	NZD	9,240	138,672	133,987	4,685
6M AUDOR(f)	4.500(f)	03/19/35	AUD	4,280	34,565	54,969	(20,404)
6.750(e)	6M BUBOR(f)	03/19/35	HUF	60,170	1,074	(2,553)	3,627
2.750(e)	6M EURO(f)	03/19/35	EUR	12,680	(467,526)	(571,505)	103,979
3.750(e)	6M NIBOR(f)	03/19/35	NOK	19,970	37,970	(19,891)	57,861
5.000(e)	6M WIBOR(f)	03/19/35	PLN	980	2,686	3,765	(1,079)
12M PIBR(d)	8.500(d)	03/19/35	COP	2,120,080	(23,626)	11,953	(35,579)
6M EURO(f)	2.152(e)	08/09/37	EUR	11,010	(188,604)	(1,028,371)	839,767
6M EURO(f)	3.000(e)	01/25/39		15,230	248,915	81,773	167,142
12M SOFR(e)	3.944(e)	12/13/39		$17,250	(155,284)	(47,978)	(107,306)
1.452(e)	6M EURO(f)	08/10/42	EUR	28,020	951,969	(865,101)	1,817,070
2.500(e)	6M EURO(f)	01/25/44		36,130	(318,051)	(62,794)	(255,257)
12M JYOR(e)	2.160(e)	08/02/44	JPY	1,357,620	(119,542)	(79,896)	(39,646)
2.500(e)	6M EURO(f)	11/08/44	EUR	16,527	(147,969)	(236,369)	88,400
2.750(e)	6M EURO(f)	03/19/45		340	(22,260)	(30,762)	8,502
6M EURO(f)	1.051(e)	08/11/47		16,400	(432,409)	(1,250,249)	817,840
6M EURO(f)	2.000(e)	01/25/49		21,250	165,601	10,995	154,606
2.000(e)	6M EURO(f)	05/17/53		6,290	(57,198)	(54,193)	(3,005)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(e)	6M EURO(f)	11/10/53	EUR	7,930	$(475,979)	$(448,699)	$(27,280)
3.355(e)	12M SOFR(e)	12/13/54		$8,670	132,095	52,823	79,272
2.500(e)	6M EURO(f)	03/19/55	EUR	5,140	(408,096)	(599,134)	191,038

TOTAL					$2,917,326	$(2,949,977)	$5,867,303

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made at monthly.
(d)	Payments made quarterly.
(e)	Payments made annually.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.865%	JPMorgan Securities, Inc.	12/15/56	$3,400	$(364,236)	$(427,805)	$63,569

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
BASF SE, 0.750%, 03/17/26	(1.000)%	0.526%	12/20/29	EUR	1,079	$(25,347)	$(35,347)	$10,000
ICE CD ITXEB 42	(1.000)	0.637	12/20/29		12,157	(217,395)	(213,564)	(3,831)
Next Group PLC, 3.625%, 05/18/28	(1.000)	0.532	12/20/29		920	(21,324)	(23,009)	1,685
Vivendi SE, 1.875%, 05/26/26	(1.000)	0.849	12/20/29		963	(7,359)	(17,967)	10,608
Protection Sold:
CDX.NA.IG Index 39	1.000	0.306	12/20/27		$24,357	481,443	378,854	102,589
CDX.NA.IG Index 40	1.000	0.332	06/20/28		8,143	178,577	91,624	86,953
CDX.NA.IG Index 41	1.000	0.386	12/20/28		4,508	102,689	41,364	61,325
CDX.NA.IG Index 42	1.000	0.445	06/20/29		43,391	991,712	803,858	187,854
CDX.NA.IG Index 43	1.000	0.902	12/20/34		5,145	40,699	34,013	6,686
CDX.NA.IG Index 43	1.000	0.499	12/20/29		48,596	1,101,910	1,056,265	45,645
ICE CD ITXEB 42	1.000	0.575	12/20/29	EUR	15,824	330,739	334,825	(4,086)
Republic of Chile, 3.240%, 02/06/28	1.000	0.645	12/20/29		$1,250	20,273	25,531	(5,258)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.794	12/20/29		1,740	16,501	24,570	(8,069)
Republic of Peru, 8.750%, 11/21/33	1.000	0.872	12/20/29		1,150	6,912	14,111	(7,199)

TOTAL						$3,000,030	$2,515,128	$484,902

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	1.950%	05/11/2026	5,680,000	$5,680,000	$58,643	$71,878	$(13,235)
2Y IRS	BNP Paribas SA	2.050	05/13/2026	5,740,000	5,740,000	69,798	77,964	(8,166)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	5,740,000	5,740,000	75,417	86,276	(10,859)
3M IRS	MS & Co. Int. PLC	3.500	02/24/2025	9,720,000	9,720,000	10,267	34,409	(24,142)

Total purchased option contracts				26,880,000	$26,880,000	$214,125	$270,527	$(56,402)

Written option contracts
Calls
2Y IRS	BNP Paribas SA	2.065	05/11/2026	(1,670,000)	(1,670,000)	(55,142)	(71,743)	16,601
2Y IRS	BNP Paribas SA	2.105	05/13/2026	(1,690,000)	(1,690,000)	(60,067)	(78,062)	17,995
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)	(1,690,000)	(72,328)	(86,344)	14,016
1M IRS	BofA Securities LLC	2.287	01/20/2025	(3,960,000)	(3,960,000)	(10,828)	(24,161)	13,333
1M IRS	Citibank NA	3.681	01/06/2025	(4,510,000)	(4,510,000)	(5)	(34,389)	34,384
1M IRS	Citibank NA	2.227	01/16/2025	(3,940,000)	(3,940,000)	(4,507)	(25,724)	21,217
1M IRS	Citibank NA	2.356	01/27/2025	(3,980,000)	(3,980,000)	(25,275)	(25,933)	658
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(4,000,000)	(4,000,000)	(7)	(25,374)	25,367
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(4,510,000)	(4,510,000)	(46,903)	(40,590)	(6,313)
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(4,450,000)	(4,450,000)	(5,572)	(35,378)	29,806
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(4,490,000)	(4,490,000)	(21,433)	(38,951)	17,518

				(38,890,000)	$(38,890,000)	$(302,067)	$(486,649)	$184,582

Puts
1M IRS	BofA Securities LLC	2.287	01/20/2025	(3,960,000)	(3,960,000)	(36,136)	(24,161)	(11,975)
1M IRS	Citibank NA	3.681	01/06/2025	(4,510,000)	(4,510,000)	(144,402)	(34,389)	(110,013)
1M IRS	Citibank NA	2.227	01/16/2025	(3,940,000)	(3,940,000)	(51,624)	(25,724)	(25,900)
1M IRS	Citibank NA	2.356	01/27/2025	(3,980,000)	(3,980,000)	(24,566)	(25,933)	1,367
1M IRS	JPMorgan Securities, Inc.	2.107	01/06/2025	(4,000,000)	(4,000,000)	(92,722)	(25,375)	(67,347)
1M IRS	JPMorgan Securities, Inc.	4.117	01/27/2025	(4,510,000)	(4,510,000)	(29,992)	(40,590)	10,598
1M IRS	MS & Co. Int. PLC	3.898	01/13/2025	(4,450,000)	(4,450,000)	(68,893)	(35,378)	(33,515)
1M IRS	MS & Co. Int. PLC	4.000	01/21/2025	(4,490,000)	(4,490,000)	(47,618)	(38,950)	(8,668)

				(33,840,000)	$(33,840,000)	$(495,953)	$(250,500)	$(245,453)

Total written option contracts				(72,730,000)	$(72,730,000)	$(798,020)	$(737,149)	$(60,871)

TOTA L				(45,850,000)	$(45,850,000)	$(583,895)	$(466,622)	$(117,273)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
RON	—Romania New Leu
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
3M IRS	—3 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 39	—CDX North America Investment Grade Index 39
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 67.1%
Advertising(a)(b) – 0.2%
Clear Channel Outdoor Holdings, Inc.
	$309,000	7.875%	04/01/30	$ 317,952

Aerospace & Defense – 1.5%
Boeing Co.(a)
	858,000	6.298	05/01/29	889,643
	90,000	5.150	05/01/30	88,821
	25,000	3.250	02/01/35	19,933
	90,000	5.805	05/01/50	83,547
Bombardier, Inc.(a)(b)
	120,000	7.000	06/01/32	122,057
Howmet Aerospace, Inc.
	180,000	5.950	02/01/37	186,444
TransDigm, Inc.(a)
	465,000	4.625	01/15/29	435,491
	220,000	4.875	05/01/29	207,051

				2,032,987

Agriculture – 0.6%
BAT Capital Corp.(a)
	578,000	6.000	02/20/34	593,733
MHP Lux SA
	200,000	6.950	04/03/26	184,000

				777,733

Airlines(b) – 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750	04/20/29	277,858
OneSky Flight LLC(a)
	250,000	8.875	12/15/29	250,885
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
	265,000	7.875	05/01/27	257,808
	115,000	9.500	06/01/28	115,677

				902,228

Apparel(a)(b) – 0.3%
Champ Acquisition Corp.
	375,000	8.375	12/01/31	384,083

Automotive(a) – 1.4%
Dealer Tire LLC/DT Issuer LLC(b)
	443,000	8.000	02/01/28	434,291
Ford Motor Credit Co. LLC
	200,000	5.850	05/17/27	202,074
Forvia SE
EUR	100,000	2.375	06/15/29	92,960
General Motors Co.
	$84,000	6.125	10/01/25	84,649
General Motors Financial Co., Inc.
	365,000	5.650	01/17/29	370,380
Hyundai Capital America(b)
	370,000	6.200	09/21/30	385,030
Phinia, Inc.(b)
	105,000	6.750	04/15/29	107,107
	90,000	6.625	10/15/32	89,371
Schaeffler AG
EUR	100,000	4.750	08/14/29	106,252

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
ZF Europe Finance BV
EUR	100,000	6.125%		03/13/29	$ 105,844

					1,977,958

Banks – 12.8%
Banco do Brasil SA(a)(c) (10 yr. CMT + 4.398%)
	$200,000	8.748		04/15/25	200,876
Banco Mercantil del Norte SA(a)(c)
(10 yr. CMT + 4.299%)
	450,000	8.750	(b)	05/20/35	445,725
(10 yr. CMT + 5.353%)
	400,000	7.625		01/10/28	393,216
Banco Santander SA
	600,000	2.749		12/03/30	507,978
	400,000	6.921		08/08/33	420,792
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
	345,000	2.496		02/13/31	302,869
(3 mo. USD Term SOFR + 1.332%)
	285,000	3.970		03/05/29	276,313
(3 mo. USD Term SOFR + 1.572%)
	340,000	4.271		07/23/29	331,061
(5 yr. CMT + 3.231%)
	325,000	6.125		04/27/27	327,447
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651		03/11/32	357,273
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898		07/23/31	395,519
(Secured Overnight Financing Rate + 1.630%)
	150,000	5.202		04/25/29	150,750
(Secured Overnight Financing Rate + 2.150%)
	515,000	2.592		04/29/31	452,664
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.755%)
	15,000	4.596		07/26/30	14,810
Barclays PLC(a)
	250,000	4.337		01/10/28	244,480
(Secured Overnight Financing Rate + 2.714%)
	225,000	2.852	(c)	05/07/26	223,297
BBVA Bancomer SA(a)(c) (5 yr. CMT + 2.650%)
	200,000	5.125		01/18/33	185,563
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.004%)
	200,000	1.323		01/13/27	192,514
Citigroup, Inc.
	635,000	4.125		07/25/28	617,055
(5 yr. CMT + 2.572%)
	330,000	6.750	(a)(c)	02/15/30	328,386
(5 yr. CMT + 3.417%)
	260,000	3.875	(a)(c)	02/18/26	251,841
(Secured Overnight Financing Rate + 1.422%)
	370,000	2.976	(a)(c)	11/05/30	333,999
Citizens Financial Group, Inc.(a)(c) (5 yr. CMT + 5.313%)
	150,000	5.650		10/06/25	149,012
Fifth Third Bancorp(a)(c) (Secured Overnight Financing Rate + 2.127%)
	350,000	4.772		07/28/30	342,947

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.538%)
$200,000	1.645%		04/18/26	$ 197,984
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	273,517
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	299,373
(3 mo. USD Term SOFR + 3.125%)
470,000	4.600		02/01/25	468,120
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586		04/26/33	732,373
M&T Bank Corp.(a)(c)
(5 yr. CMT + 2.679%)
360,000	3.500		09/01/26	339,044
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053		01/27/34	454,532
Macquarie Bank Ltd.(a)(b)(c) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	543,376
Morgan Stanley(a)(c)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431		01/23/30	272,790
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	330,585
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	666,015
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	125,356
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210		04/20/28	147,834
PNC Financial Services Group, Inc.(a)(c) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	513,055
Royal Bank of Canada(a)(c) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	502,455
State Street Corp.(a)(c) (5 yr. CMT + 2.613%)
245,000	6.700		03/15/29	249,599
Truist Financial Corp.(a)(c)
(10 yr. CMT + 4.349%)
561,000	5.100		03/01/30	544,277
(5 yr. CMT + 3.003%)
255,000	6.669		03/01/25	254,429
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047		06/08/27	25,395
U.S. Bancorp(a)(c) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	269,707
UBS Group AG
250,000	4.550		04/17/26	249,198
(1 yr. CMT + 1.100%)
435,000	2.746	(a)(b)(c)	02/11/33	363,129
(5 yr. CMT + 3.098%)
353,000	3.875	(a)(b)(c)	06/02/26	337,680
(5 yr. CMT + 4.745%)
200,000	9.250	(a)(b)(c)	11/13/28	216,392
Wells Fargo & Co.
230,000	4.300		07/22/27	227,024
95,000	4.150	(a)	01/24/29	92,133
(5 yr. CMT + 2.767%)
210,000	6.850	(a)(c)	09/15/29	216,233

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(5 yr. CMT + 3.453%)
$260,000	3.900	%(a)(c)	03/15/26	$ 251,901
(5 yr. CMT + 3.606%)
400,000	7.625	(a)(c)	09/15/28	424,336
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(a)(c)	07/25/33	376,857
Yapi ve Kredi Bankasi AS(a)(b)(c) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	208,328

				17,619,414

Beverages(a) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	369,822
Constellation Brands, Inc.
100,000	3.150		08/01/29	92,116
Keurig Dr. Pepper, Inc.
421,000	3.200		05/01/30	384,861

				846,799

Biotechnology(a) – 0.4%
Amgen, Inc.
115,000	5.250		03/02/30	116,049
375,000	5.250		03/02/33	372,352

				488,401

Building Materials(a) – 0.8%
Carrier Global Corp.
410,000	2.722		02/15/30	366,782
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
270,000	4.900		12/01/32	263,212
Standard Building Solutions, Inc.(b)
265,000	6.500		08/15/32	265,721
Standard Industries, Inc.(b)
230,000	4.375		07/15/30	209,714

				1,105,429

Chemicals(a)(b) – 1.7%
Avient Corp.
180,000	7.125		08/01/30	184,138
Axalta Coating Systems LLC
325,000	3.375		02/15/29	295,162
Chemours Co.
315,000	4.625		11/15/29	273,955
50,000	8.000		01/15/33	48,849
Ingevity Corp.
190,000	3.875		11/01/28	173,603
International Flavors & Fragrances, Inc.
540,000	2.300		11/01/30	458,438
Methanex U.S. Operations, Inc.
125,000	6.250		03/15/32	123,593
Minerals Technologies, Inc.
325,000	5.000		07/01/28	314,246
Olympus Water U.S. Holding Corp.
245,000	7.250		06/15/31	248,729

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(b) – (continued)
WR Grace Holdings LLC
	$230,000	5.625%	08/15/29	$ 211,839

				2,332,552

Commercial Services – 2.3%
Adani Ports & Special Economic Zone Ltd.(a)
	350,000	4.000	07/30/27	314,125
Alarm.com Holdings, Inc.(d)
	15,000	0.000	01/15/26	14,153
APi Group DE, Inc.(a)(b)
	365,000	4.125	07/15/29	333,077
	50,000	4.750	10/15/29	47,016
Belron U.K. Finance PLC(a)(b)
	205,000	5.750	10/15/29	205,691
CoStar Group, Inc.(a)(b)
	75,000	2.800	07/15/30	65,499
Deluxe Corp.(a)(b)
	60,000	8.125	09/15/29	60,868
Garda World Security Corp.(a)(b)
	75,000	7.750	02/15/28	77,380
	95,000	8.250	08/01/32	96,589
	100,000	8.375	11/15/32	102,000
GXO Logistics, Inc.(a)
	471,000	2.650	07/15/31	395,423
Hertz Corp.(a)(b)
	107,000	12.625	07/15/29	113,970
Quanta Services, Inc.(a)
	61,000	2.900	10/01/30	54,459
Verisure Midholding AB(a)
EUR	380,000	5.250	02/15/29	393,623
Veritiv Operating Co.(a)(b)
	$10,000	10.500	11/30/30	10,777
VT Topco, Inc.(a)(b)
	411,000	8.500	08/15/30	435,253
Wand NewCo 3, Inc.(a)(b)
	437,000	7.625	01/30/32	449,411

				3,169,314

Computers(a) – 1.5%
Ahead DB Holdings LLC(b)
	218,000	6.625	05/01/28	213,627
Amentum Holdings, Inc.(b)
	65,000	7.250	08/01/32	65,557
Crowdstrike Holdings, Inc.
	505,000	3.000	02/15/29	458,686
Dell International LLC/EMC Corp.
	71,000	6.020	06/15/26	72,037
	270,000	5.300	10/01/29	272,765
Diebold Nixdorf, Inc.(b)
	240,000	7.750	03/31/30	246,415
KBR, Inc.(b)
	110,000	4.750	09/30/28	105,433
McAfee Corp.(b)
	420,000	7.375	02/15/30	408,799
Virtusa Corp.(b)
	254,000	7.125	12/15/28	241,114

				2,084,433

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics & Personal Care(a) – 0.1%
Perrigo Finance Unlimited Co.
$85,000	6.125%	09/30/32	$ 83,410

Distribution & Wholesale(a)(b) – 0.1%
BCPE Empire Holdings, Inc.
195,000	7.625	05/01/27	193,791

Diversified Financial Services(a) – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
175,000	6.500	07/15/25	176,257
AG Issuer LLC(b)
350,000	6.250	03/01/28	347,011
AG TTMT Escrow Issuer LLC(b)
45,000	8.625	09/30/27	46,649
Air Lease Corp.
75,000	2.875	01/15/26	73,370
245,000	3.750	06/01/26	241,200
Ally Financial, Inc.(c) (7 yr. CMT + 3.481%)
295,000	4.700	05/15/28	257,172
Aviation Capital Group LLC(b)
75,000	1.950	01/30/26	72,594
Avolon Holdings Funding Ltd.(b)
75,000	2.875	02/15/25	74,759
50,000	4.250	04/15/26	49,396
Charles Schwab Corp.(c)
(5 yr. CMT + 3.256%)
265,000	5.000	06/01/27	257,347
(5 yr. CMT + 4.971%)
245,000	5.375	06/01/25	243,922
Discover Financial Services(c) (3 mo. USD Term SOFR + 3.338%)
290,000	5.500	10/30/27	281,921
Focus Financial Partners LLC(b)
381,000	6.750	09/15/31	378,577
Freedom Mortgage Holdings LLC(b)
340,000	9.250	02/01/29	350,744
Jane Street Group/JSG Finance, Inc.(b)
250,000	6.125	11/01/32	247,192
Midcap Financial Issuer Trust(b)
663,000	6.500	05/01/28	647,406
Nationstar Mortgage Holdings, Inc.(b)
200,000	5.500	08/15/28	194,254
Navient Corp.
300,000	5.500	03/15/29	282,942
205,000	9.375	07/25/30	219,518
OneMain Finance Corp.
250,000	4.000	09/15/30	221,305
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(b)
160,000	6.375	02/01/27	157,750
StoneX Group, Inc.(b)
130,000	7.875	03/01/31	135,902
United Wholesale Mortgage LLC(b)
265,000	5.500	11/15/25	263,741
210,000	5.500	04/15/29	201,669
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
125,000	7.500	06/15/31	128,519

			5,551,117

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – 1.7%
AES Panama Generation Holdings SRL
$379,267	4.375%	05/31/30	$ 330,448
American Electric Power Co., Inc.
325,000	2.300	03/01/30	282,610
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
265,000	6.375	02/15/32	263,545
Lightning Power LLC(b)
195,000	7.250	08/15/32	200,704
NextEra Energy Operating Partners LP(b)
165,000	7.250	01/15/29	168,868
NRG Energy, Inc.(b)
305,000	5.750	07/15/29	299,315
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	23,315
355,000	2.500	02/01/31	303,873
Pike Corp.(b)
445,000	5.500	09/01/28	428,099
Vistra Operations Co. LLC(b)
60,000	4.300	07/15/29	57,260

			2,358,037

Electronics(a)(b) – 0.3%
Imola Merger Corp.
375,000	4.750	05/15/29	356,426

Engineering & Construction(a) – 1.1%
Aeropuerto Internacional de Tocumen SA(b)
210,000	4.000	08/11/41	156,158
Arcosa, Inc.(b)
190,000	4.375	04/15/29	177,070
60,000	6.875	08/15/32	60,980
Global Infrastructure Solutions, Inc.(b)
280,000	5.625	06/01/29	269,674
85,000	7.500	04/15/32	84,088
IHS Holding Ltd.(b)
460,000	8.250	11/29/31	454,681
Mexico City Airport Trust
400,000	5.500	10/31/46	319,376

			1,522,027

Entertainment(a)(b) – 1.0%
AMC Entertainment Holdings, Inc.
158,000	7.500	02/15/29	140,525
Caesars Entertainment, Inc.
436,000	4.625	10/15/29	408,462
130,000	6.000	10/15/32	125,332
Cinemark USA, Inc.
311,000	5.250	07/15/28	303,110
85,000	7.000	08/01/32	86,698
SeaWorld Parks & Entertainment, Inc.
290,000	5.250	08/15/29	276,396

			1,340,523

Environmental(a)(b) – 0.8%
GFL Environmental, Inc.
340,000	4.000	08/01/28	321,868
Madison IAQ LLC
265,000	4.125	06/30/28	250,690

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – (continued)
Waste Pro USA, Inc.
	$535,000	5.500%		02/15/26	$ 534,352

					1,106,910

Food & Drug Retailing – 1.5%
Chobani Holdco II LLC(a)(b)(e) (PIK 9.500%, Cash 8.750%)
	40,000	8.750		10/01/29	42,306
Fiesta Purchaser, Inc.(a)(b)
	183,000	9.625		09/15/32	191,967
J.M. Smucker Co.(a)
	626,000	6.200		11/15/33	660,737
Kraft Heinz Foods Co.
	155,000	6.875		01/26/39	170,940
	351,000	5.500	(a)	06/01/50	329,206
Post Holdings, Inc.(a)(b)
	363,000	6.375		03/01/33	356,056
U.S. Foods, Inc.(a)(b)
	205,000	4.625		06/01/30	192,122
United Natural Foods, Inc.(a)(b)
	180,000	6.750		10/15/28	177,150

					2,120,484

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	105,000	6.300		02/15/30	107,987

Healthcare Providers & Services(a) – 1.8%
CAB SELAS
EUR	150,000	3.375	(b)	02/01/28	144,269
	100,000	3.375		02/01/28	96,180
DaVita, Inc.(b)
	$305,000	3.750		02/15/31	263,657
LifePoint Health, Inc.(b)
	335,000	5.375		01/15/29	293,142
	140,000	11.000		10/15/30	153,796
Medline Borrower LP(b)
	400,000	3.875		04/01/29	370,544
	275,000	5.250		10/01/29	264,756
Molina Healthcare, Inc.(b)
	235,000	6.250		01/15/33	232,171
Prime Healthcare Services, Inc.(b)
	150,000	9.375		09/01/29	146,100
Select Medical Corp.(b)
	325,000	6.250		12/01/32	312,871
Tenet Healthcare Corp.
	155,000	6.125		06/15/30	154,048

					2,431,534

Home Builders(a) – 0.4%
KB Home
	185,000	7.250		07/15/30	189,460
LGI Homes, Inc.(b)
	435,000	4.000		07/15/29	388,368

					577,828

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc.
	120,000	8.250		06/30/31	114,415

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Housewares(a) – 0.2%
Newell Brands, Inc.
	$45,000	6.375%		05/15/30	$ 45,156
	75,000	6.625		05/15/32	75,506
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	217,967

					338,629

Insurance(a) – 2.2%
Acrisure LLC/Acrisure Finance, Inc.(b)
	70,000	8.250		02/01/29	72,258
	200,000	4.250		02/15/29	188,184
	445,000	6.000		08/01/29	426,630
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
	345,000	6.750		10/15/27	342,147
American International Group, Inc.
	305,000	3.400		06/30/30	281,478
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(b)
	310,000	7.875		11/01/29	314,421
Ardonagh Group Finance Ltd.(b)
	405,000	8.875		02/15/32	420,933
AssuredPartners, Inc.(b)
	110,000	5.625		01/15/29	111,184
BroadStreet Partners, Inc.(b)
	510,000	5.875		04/15/29	493,333
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	58,791
HUB International Ltd.(b)
	115,000	7.375		01/31/32	116,651
Ryan Specialty LLC(b)
	135,000	5.875		08/01/32	133,597
USI, Inc.(b)
	90,000	7.500		01/15/32	93,067

					3,052,674

Internet(a) – 0.9%
ANGI Group LLC(b)
	194,000	3.875		08/15/28	173,075
Expedia Group, Inc.
	72,000	4.625		08/01/27	71,710
	326,000	2.950		03/15/31	287,007
Match Group Holdings II LLC(b)
	145,000	5.625		02/15/29	140,801
	110,000	3.625		10/01/31	93,876
Meta Platforms, Inc.
	80,000	5.750		05/15/63	80,649
Prosus NV(b)
EUR	120,000	2.031		08/03/32	108,188
United Group BV
	175,000	4.625	(b)	08/15/28	179,565
(3 mo. EUR EURIBOR + 4.250%)
	110,000	7.273	(c)	02/15/31	113,801

					1,248,672

Investment Companies(a)(b) – 0.2%
JAB Holdings BV
	$250,000	2.200		11/23/30	206,415

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(a) – 0.2%
Cleveland-Cliffs, Inc.(b)
	$120,000	6.875%	11/01/29	$ 118,672
Metinvest BV
	200,000	8.500	04/23/26	160,000

				278,672

Leisure Time(a)(b) – 0.5%
Carnival Corp.
	60,000	7.000	08/15/29	62,477
MajorDrive Holdings IV LLC
	315,000	6.375	06/01/29	276,611
Royal Caribbean Cruises Ltd.
	250,000	5.625	09/30/31	245,858
	65,000	6.250	03/15/32	65,839
TUI Cruises GmbH
EUR	44,217	6.500	05/15/26	46,164

				696,949

Lodging(a) – 0.8%
Genting New York LLC/GENNY Capital, Inc.(b)
	$435,000	7.250	10/01/29	447,606
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
	350,000	5.000	06/01/29	328,944
Marriott International, Inc.
	75,000	5.000	10/15/27	75,545
	185,000	4.900	04/15/29	184,723
	58,000	4.875	05/15/29	57,773

				1,094,591

Machinery - Construction & Mining(a)(b) – 0.3%
Terex Corp.
	105,000	6.250	10/15/32	103,044
Vertiv Group Corp.
	255,000	4.125	11/15/28	240,707

				343,751

Machinery-Diversified(a) – 0.6%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC(b)
	225,000	9.000	02/15/29	235,143
Otis Worldwide Corp.
	245,000	2.565	02/15/30	217,739
TK Elevator Holdco GmbH(b)
	428,000	7.625	07/15/28	427,491

				880,373

Media – 2.8%
AMC Networks, Inc.(a)(b)
	80,000	10.250	01/15/29	84,965
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	520,000	4.750	03/01/30	474,828
	575,000	4.750	02/01/32	504,309
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	170,000	3.750	02/15/28	161,911

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CSC Holdings LLC(a)(b)
	$200,000	5.750%		01/15/30	$ 113,704
	210,000	3.375		02/15/31	148,061
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
	470,000	5.875		08/15/27	457,282
DISH DBS Corp.
	110,000	5.250	(a)(b)	12/01/26	100,086
	14,000	5.750	(a)(b)	12/01/28	11,962
	7,000	5.125		06/01/29	4,445
DISH Network Corp.(a)(b)
	170,000	11.750		11/15/27	179,800
GCI LLC(a)(b)
	440,000	4.750		10/15/28	410,467
iHeartCommunications, Inc.(a)(b)
	232,000	10.875		05/01/30	177,970
Sinclair Television Group, Inc.(a)(b)
	170,000	5.125		02/15/27	154,889
Sirius XM Radio LLC(a)(b)
	635,000	3.875		09/01/31	531,882
Ziggo Bond Co. BV(a)(b)
EUR	300,000	3.375		02/28/30	283,228

					3,799,789

Miscellaneous Manufacturing – 0.3%
General Electric Co.
	$95,000	5.875		01/14/38	97,910
Hillenbrand, Inc.(a)
	84,000	6.250		02/15/29	84,035
	235,000	3.750		03/01/31	205,068

					387,013

Oil Field Services – 3.8%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
	95,000	7.500		10/01/29	97,238
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
	170,000	6.625		09/01/32	170,102
Cenovus Energy, Inc.
	11,000	6.750		11/15/39	11,807
Civitas Resources, Inc.(a)(b)
	55,000	8.375		07/01/28	57,153
CNX Resources Corp.(a)(b)
	75,000	7.250		03/01/32	76,266
Crescent Energy Finance LLC(a)(b)
	305,000	7.375		01/15/33	296,783
Ecopetrol SA(a)
	240,000	6.875		04/29/30	233,880
Expand Energy Corp.(a)
	180,000	4.750		02/01/32	167,204
Kodiak Gas Services LLC(a)(b)
	148,000	7.250		02/15/29	150,935
Marathon Petroleum Corp.(a)
	50,000	3.800		04/01/28	48,284
Matador Resources Co.(a)(b)
	230,000	6.875		04/15/28	233,139
	110,000	6.500		04/15/32	108,623
	191,000	6.250		04/15/33	185,669

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp.(a)(b)
$215,000	5.875%	02/01/29	$ 210,081
Murphy Oil Corp.(a)
142,000	6.000	10/01/32	136,439
Nabors Industries, Inc.(a)(b)
179,000	7.375	05/15/27	178,855
Noble Finance II LLC(a)(b)
350,000	8.000	04/15/30	353,409
Occidental Petroleum Corp.(a)
200,000	5.550	03/15/26	200,976
Permian Resources Operating LLC(a)(b)
83,000	5.875	07/01/29	81,454
79,000	7.000	01/15/32	80,317
115,000	6.250	02/01/33	113,548
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
431,000	7.875	11/01/28	443,714
SM Energy Co.(a)(b)
90,000	6.750	08/01/29	89,103
140,000	7.000	08/01/32	137,855
Sunoco LP(a)(b)
190,000	7.000	05/01/29	194,978
145,000	7.250	05/01/32	149,779
TechnipFMC PLC(a)(b)
375,000	6.500	02/01/26	374,936
Transocean Poseidon Ltd.(a)(b)
66,000	6.875	02/01/27	65,919
Transocean Titan Financing Ltd.(a)(b)
70,000	8.375	02/01/28	71,408
Transocean, Inc.(a)(b)
100,000	8.250	05/15/29	98,129
26,350	8.750	02/15/30	27,187
105,000	8.500	05/15/31	102,966
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
165,000	7.125	03/15/29	167,843
Wildfire Intermediate Holdings LLC(a)(b)
95,000	7.500	10/15/29	91,740

			5,207,719

Packaging(a)(b) – 0.6%
ARD Finance SA(e) (PIK 7.250%, Cash 6.500%)
419,681	6.500	06/30/27	59,930
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
200,000	5.250	08/15/27	113,974
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
350,000	6.000	09/15/28	344,397
LABL, Inc.
290,000	8.625	10/01/31	268,270

			786,571

Pharmaceuticals(a)(b) – 0.3%
AdaptHealth LLC
220,000	6.125	08/01/28	215,613
95,000	4.625	08/01/29	85,404
65,000	5.125	03/01/30	58,849

			359,866

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
$155,000	6.625%	02/01/32	$ 156,197
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
55,000	7.000	07/15/29	56,168
55,000	7.250	07/15/32	56,514
Buckeye Partners LP(b)
185,000	6.875	07/01/29	187,131
Cheniere Energy Partners LP
40,000	5.950	06/30/33	40,874
CNX Midstream Partners LP(b)
145,000	4.750	04/15/30	132,407
Columbia Pipelines Operating Co. LLC(b)
345,000	6.036	11/15/33	354,177
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
685,000	5.500	06/15/31	654,401
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
140,000	8.625	03/15/29	144,795
Energy Transfer LP
385,000	5.250	04/15/29	386,463
Genesis Energy LP/Genesis Energy Finance Corp.
129,000	7.750	02/01/28	129,086
220,000	7.875	05/15/32	215,472
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	437,039
Howard Midstream Energy Partners LLC(b)
120,000	8.875	07/15/28	125,914
115,000	7.375	07/15/32	116,896
Kinetik Holdings LP(b)
265,000	5.875	06/15/30	260,810
MPLX LP
105,000	4.000	03/15/28	101,826
365,000	2.650	08/15/30	319,357
NuStar Logistics LP
285,000	6.375	10/01/30	285,727
ONEOK, Inc.
275,000	6.350	01/15/31	288,987
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	371,508
Prairie Acquiror LP(b)
255,000	9.000	08/01/29	262,278
Summit Midstream Holdings LLC(b)
405,000	8.625	10/31/29	419,782
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
140,000	7.375	02/15/29	140,414
75,000	6.000	12/31/30	71,086
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875	02/01/31	381,602
197,000	4.000	01/15/32	179,201
Venture Global LNG, Inc.(b)
315,000	8.125	06/01/28	327,657
30,000	9.500	02/01/29	33,153
150,000	7.000	01/15/30	152,291

			6,789,213

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
$160,000	5.750%	01/15/29	$ 128,600

Real Estate Investment Trust(a) – 1.2%
Agree LP
25,000	2.900	10/01/30	22,126
Iron Mountain Information Management Services, Inc.(b)
318,000	5.000	07/15/32	292,783
Prologis LP
25,000	1.750	07/01/30	21,090
Realty Income Corp.
60,000	4.000	07/15/29	57,742
355,000	2.850	12/15/32	299,691
Regency Centers LP
60,000	2.950	09/15/29	54,982
Starwood Property Trust, Inc.(b)
215,000	6.500	07/01/30	215,211
Trust Fibra Uno
200,000	4.869	01/15/30	181,000
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
200,000	4.750	04/15/28	187,530
WP Carey, Inc.
60,000	3.850	07/15/29	57,089
25,000	2.400	02/01/31	21,251
XHR LP(b)
277,000	4.875	06/01/29	261,261

			1,671,756

Retailing(a) – 1.6%
Asbury Automotive Group, Inc.(b)
220,000	4.625	11/15/29	205,168
55,000	5.000	02/15/32	50,337
Cougar JV Subsidiary LLC(b)
90,000	8.000	05/15/32	93,380
Foundation Building Materials, Inc.(b)
270,000	6.000	03/01/29	236,998
Group 1 Automotive, Inc.(b)
110,000	4.000	08/15/28	102,864
45,000	6.375	01/15/30	45,178
GYP Holdings III Corp.(b)
180,000	4.625	05/01/29	169,679
Ken Garff Automotive LLC(b)
290,000	4.875	09/15/28	277,971
LCM Investments Holdings II LLC(b)
410,000	4.875	05/01/29	382,833
Penske Automotive Group, Inc.
290,000	3.750	06/15/29	263,488
Sonic Automotive, Inc.(b)
185,000	4.625	11/15/29	170,846
75,000	4.875	11/15/31	67,216
Tractor Supply Co.
75,000	1.750	11/01/30	62,692
Yum! Brands, Inc.(b)
135,000	4.750	01/15/30	128,794

			2,257,444

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – 1.2%
Broadcom, Inc.(b)
	$372,000	3.469%	04/15/34	$ 322,342
	594,000	3.137	11/15/35	485,227
	645,000	3.187	11/15/36	519,489
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400	05/01/30	331,099

				1,658,157

Software(a) – 3.4%
AthenaHealth Group, Inc.(b)
	421,000	6.500	02/15/30	400,312
Castle U.S. Holding Corp.(b)
	362,000	9.500	02/15/28	168,287
Clarivate Science Holdings Corp.(b)
	365,000	3.875	07/01/28	339,888
	310,000	4.875	07/01/29	289,035
Cloud Software Group, Inc.(b)
	297,000	8.250	06/30/32	306,222
Elastic NV(b)
	245,000	4.125	07/15/29	227,093
MSCI, Inc.(b)
	748,000	3.875	02/15/31	686,641
Oracle Corp.
	850,000	2.950	04/01/30	767,422
	415,000	2.875	03/25/31	364,669
	580,000	6.250	11/09/32	614,400
TeamSystem SpA(b)
EUR	435,000	3.500	02/15/28	444,115

				4,608,084

Telecommunication Services – 2.4%
Altice France SA(a)(b)
	330,000	2.125	02/15/25	322,490
AT&T, Inc.(a)
	$365,000	2.750	06/01/31	317,539
	482,000	2.550	12/01/33	388,222
	135,000	4.900	08/15/37	127,242
	315,000	5.150	11/15/46	289,573
	395,000	3.650	06/01/51	278,680
	420,000	3.500	09/15/53	283,105
CommScope LLC(a)(b)
	135,000	8.250	03/01/27	128,929
Frontier Communications Holdings LLC(a)(b)
	125,000	5.000	05/01/28	122,668
Hughes Satellite Systems Corp.
	85,000	6.625	08/01/26	67,251
Sprint Capital Corp.
	325,000	8.750	03/15/32	388,563
T-Mobile USA, Inc.(a)
	190,000	2.050	02/15/28	174,500
	402,000	3.875	04/15/30	378,310
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
	90,000	8.250	10/01/31	92,941

				3,360,013

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.8%
Cargo Aircraft Management, Inc.(a)(b)
$120,000	4.750%		02/01/28	$ 118,996
MV24 Capital BV
451,260	6.748		06/01/34	426,738
Rand Parent LLC(a)(b)
240,000	8.500		02/15/30	241,342
RXO, Inc.(a)(b)
170,000	7.500		11/15/27	174,996
XPO, Inc.(a)(b)
110,000	7.125		02/01/32	112,629

				1,074,701

TOTAL CORPORATE OBLIGATIONS (Cost $91,500,206)				$ 92,133,424

Mortgage-Backed Obligations – 18.1%
Collateralized Mortgage Obligations(a) – 0.9%
Interest Only(f) – 0.2%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$123,459	1.715	%(c)	09/20/48	$ 13,787
Government National Mortgage Association REMICS Series 2020-7, Class GI
55,416	4.000		01/20/50	11,590
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
158,723	1.565	(c)	02/20/50	17,634
Government National Mortgage Association REMICS Series 2020-146, Class KI
548,441	2.500		10/20/50	80,941
Government National Mortgage Association REMICS Series 2019-153, Class EI
311,115	4.000		12/20/49	67,127
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
234,323	1.565	(c)	04/20/50	26,368
Government National Mortgage Association REMICS Series 2020-61, Class GI
124,868	5.000		05/20/50	30,101

				247,548

Sequential Fixed Rate(b)(g) – 0.2%
OBX Trust Series 2024-NQM8, Class A1
300,241	6.233		05/25/64	303,063

Sequential Floating Rate(b)(c) – 0.5%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
21,287	6.369		01/25/51	21,560

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4, Class M1A (1 mo. USD Term SOFR +2.200%)
$84,757	6.769%		05/25/42	$ 86,033
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR +4.000%)
100,000	8.569		07/25/42	106,503
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
266,812	5.769		05/25/44	267,638
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	8.169		07/25/42	31,626
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	7.569		04/25/42	88,078
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
25,000	7.660		06/25/43	26,348
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	6.219		05/25/44	100,595

				728,381

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,278,992

Commercial Mortgage-Backed Securities – 4.4%
Regular Floater(b)(c) – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR +2.133%)
$200,000	6.530%		11/15/29	$ 200,159
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR +2.930%)
100,000	7.327		11/15/29	99,923

				300,082

Sequential Fixed Rate – 2.2%
Bank5 Series 2024-5YR7, Class A3
475,000	5.769	(a)	06/15/57	486,494
Bank5 Series 2024-5YR9, Class A3
250,000	5.614	(a)	08/15/57	254,441
BBCMS Mortgage Trust Series 2024-C26, Class A5
375,000	5.829	(a)	05/15/57	390,377
BMO Mortgage Trust Series 2024-5C6, Class A3
250,000	5.316	(a)	09/15/57	250,990
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	263,385
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
150,000	2.574	(a)	10/15/54	126,934
ROCK Trust Series 2024-CNTR, Class A
550,000	5.388	(b)	11/13/41	548,661

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
ROCK Trust Series 2024-CNTR, Class D
$300,000	7.109	%(b)	11/13/41	$ 305,864
SLG Office Trust Series 2021-OVA, Class A
500,000	2.585	(b)	07/15/41	419,998

				3,047,144

Sequential Floating Rate – 2.0%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)(c)	11/15/64	177,798
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(c)	06/15/55	379,809
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)(c)	08/15/61	363,521
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	422,055
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	5.317	(b)(c)	03/15/37	520,063
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	6.039	(b)(c)	02/15/41	400,484
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	4.874	(a)(b)(c)	10/13/33	246,166
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
185,000	6.014	(a)(c)	12/15/56	194,866

				2,704,762

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 6,051,988

Federal Agencies(h) – 12.8%
Government National Mortgage Association – 4.9%
$2,000,000	4.000%		TBA-30yr	$ 1,840,456
2,000,000	4.500		TBA-30yr	1,889,674
1,000,000	5.500		TBA-30yr	991,049
2,000,000	6.000		TBA-30yr	2,012,344

				6,733,523

Uniform Mortgage-Backed Security – 7.9%
1,000,000	3.000		TBA-30yr	848,281
1,000,000	5.000		TBA-30yr	964,414
6,000,000	5.500		TBA-30yr	5,937,305
2,000,000	6.500		TBA-30yr	2,042,031
1,000,000	6.000		TBA-30yr	1,016,250

				10,808,281

TOTAL FEDERAL AGENCIES				$ 17,541,804

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $25,002,290)				$ 24,872,784

Asset-Backed Securities(a)(b)(c) – 6.8%
Collateralized Loan Obligations – 6.8%
1988 CLO 3 Ltd. Series 2023-3A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$500,000	6.656%		10/15/38	$ 504,375

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)
Collateralized Loan Obligations – (continued)
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
$500,000	6.865%	07/15/37	$ 502,411
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
725,000	6.723	07/16/37	726,260
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR2 (3 mo. USD Term SOFR + 3.100%)
175,000	7.717	04/19/34	175,681
CIFC Funding Ltd. Series 2022-6A, Class BR (3 mo. USD Term SOFR + 1.750%)
600,000	6.360	10/16/38	605,957
Diameter Capital CLO 7 Ltd. Series 2024-7A, Class A1A (3 mo. USD Term SOFR + 1.480%)
725,000	6.806	07/20/37	730,888
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	6.815	07/25/37	728,223
Katayma CLO I Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.000%)
1,000,000	6.617	10/20/36	1,008,404
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	6.347	01/20/37	502,886
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3 mo. USD Term SOFR + 3.512%)
600,000	8.168	10/15/32	602,245
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	6.326	07/15/37	403,900
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	6.127	07/20/37	251,433
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
575,000	5.967	07/20/37	578,264
Rad CLO 22 Ltd. Series 2023-22A, Class B (3 mo. USD Term SOFR + 2.670%)
350,000	7.287	01/20/37	355,077
Rad CLO 25 Ltd. Series 2024-25A, Class A1 (3 mo. USD Term SOFR + 1.460%)
750,000	6.781	07/20/37	752,058
Rockford Tower CLO Ltd. Series 2023-1A, Class C (3 mo. USD Term SOFR + 3.200%)
300,000	7.817	01/20/36	303,671
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
600,000	8.614	04/18/36	600,463
			9,332,196

TOTAL ASSET-BACKED SECURITIES (Cost $9,291,900)			$ 9,332,196

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – 6.1%
Aerospace & Defense(c) – 0.4%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.750%)
	$99,501	7.079%	10/31/30	$ 99,951
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 2.250%)
	450,000	6.607	10/31/31	$ 451,688

				551,639

Automotive(c) – 0.2%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
	250,000	13.347	03/30/28	225,000
(3 mo. USD Term SOFR + 5.000%)
	127,900	9.847	03/30/27	119,800

				344,800

Building & Construction(c) – 0.2%
Construction Partners, Inc. (1 mo. USD Term SOFR + 2.500%)
	50,000	6.845	11/03/31	50,157
Energize HoldCo LLC (1 mo. USD Term SOFR + 3.500%)
	237,097	7.972	12/08/28	238,875

				289,032

Building Materials(c) – 0.4%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	339,500	7.707	11/03/28	341,113
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
	170,335	8.086	12/22/28	171,379
(3 mo. USD Term SOFR + 6.750%)
	50,000	11.340	12/21/29	50,459

				562,951

Capital Goods - Others – 0.4%
Engineered Machinery Holdings, Inc.(c)
(3 mo. USD Term SOFR + 3.750%)
	183,924	8.340	05/19/28	184,959
(3 mo. USD Term SOFR + 3.750%)
EUR	72,563	6.433	05/21/28	75,446
LSF12 Crown U.S. Commercial Bidco LLC(j)
	$300,000	0.000	12/02/31	298,689

				559,094

Commercial Services – 1.1%
Ankura Consulting Group LLC(j)
	475,000	0.000	12/17/31	475,000
Cinemark USA, Inc.(c) (1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
	147,388	7.079–7.107	05/24/30	148,125
Teneo Holdings LLC(c) (1 mo. USD Term SOFR + 4.750%)
	898,869	9.107	03/13/31	905,988

				1,529,113

Consumer Cyclical Services(j) – 0.0%
Fugue Finance BV
	50,000	0.000	01/31/28	50,396

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Diversified Financial Services – 1.1%
AAL Delaware Holdco, Inc.(c) (1 mo. USD Term SOFR + 3.500%)
$399,000	7.857%	07/30/31	$ 401,246
DRW Holdings LLC(c) (6 mo. USD Term SOFR + 3.500%)
363,750	8.588	06/26/31	363,448
FNZ Group Services Ltd.(c) (3 mo. USD Term SOFR + 5.000%)
325,000	9.554	11/05/31	316,469
Gen II Fund Services LLC(j)
230,000	0.000	11/19/31	230,863
NGP XI Midstream Holdings LLC(c) (3 mo. USD Term SOFR + 4.000%)
200,000	8.329	07/25/31	201,500

			1,513,526

Energy - Exploration & Production(j) – 0.1%
Kohler Energy Co. LLC
91,824	0.000	05/01/31	91,595

Entertainment(c) – 0.3%
Arcis Golf LLC (1 mo. USD Term SOFR + 3.750%)
170,651	8.209	11/24/28	172,571
Crown Finance U.S., Inc. (1 mo. USD Term SOFR + 5.250%)
250,000	9.587	12/02/31	249,688

			422,259

Internet(c) – 0.2%
Plano HoldCo, Inc. (3 mo. USD Term SOFR + 3.500%)
300,000	7.829	10/02/31	302,250

Machinery - Construction & Mining(c) – 0.0%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.000%)
21,389	6.329	04/20/29	21,433

Media – 0.1%
Audacy Capital Corp.(c) (1 mo. USD Term SOFR + 6.114%)
6,598	11.472	08/19/24	6,499
Entercom Media Corp.
225,000	0.000	11/18/25	99,000

			105,499

Media - Cable(c) – 0.1%
DirecTV Financing LLC (3 mo. USD Term SOFR + 5.000%)
80,700	9.847	08/02/27	80,839

Midstream(c) – 0.1%
AL GCX Holdings LLC (1 mo. USD Term SOFR + 2.750%)
75,000	7.056	05/17/29	75,319

Packaging(c) – 0.2%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
145,500	9.457	10/29/28	140,393
LC AHAB U.S. Bidco LLC (1 mo. USD Term SOFR + 3.000%)
74,812	7.357	05/01/31	75,327

			215,720

Pipelines(c) – 0.5%
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
299,250	10.044	06/29/29	299,483

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Pipelines(c) – (continued)
Prairie Acquiror LP (1 mo. USD Term SOFR + 0.000%)
	$324,187	8.607%		08/01/29	$ 326,214

					625,697

Retailers(c) – 0.1%
TruGreen LP (3 mo. USD Term SOFR + 8.500%)
	210,000	13.347		11/02/28	185,499

Technology(c) – 0.2%
Syndigo LLC (3 mo. USD Term SOFR + 4.500%)
	216,563	9.276		12/15/27	216,833

Technology - Hardware(c) – 0.1%
Grinding Media, Inc. (3 mo. USD Term SOFR + 3.500%)
	193,515	8.021		10/12/28	194,241

Technology - Software(c) – 0.3%
Drake Software LLC (1 mo. USD Term SOFR + 4.250%)
	174,563	8.607		06/26/31	168,889
iSolved, Inc. (1 mo. USD Term SOFR + 3.250%)
	52,611	7.607		10/15/30	53,203
Virtusa Corp. (1 mo. USD Term SOFR + 3.250%)
	189,906	7.607		02/15/29	191,034

					413,126

TOTAL BANK LOANS (Cost $8,496,963)					$ 8,350,861

Sovereign Debt Obligations – 3.2%
Euro – 0.9%
Benin Government International Bonds(b)
EUR	260,000	4.875%		01/19/32	$ 243,232
Egypt Government International Bonds
	200,000	4.750		04/16/26	203,027
Indonesia Government International Bonds
	100,000	1.100		03/12/33	84,746
Ivory Coast Government International Bonds(b)
	500,000	4.875		01/30/32	456,259
Romania Government International Bonds
	290,000	2.875		03/11/29	281,291
	30,000	2.625	(b)	12/02/40	19,833

					1,288,388

United States Dollar – 2.3%
Abu Dhabi Government International Bonds(b)
	$200,000	3.875		04/16/50	152,750
Argentina Republic Government International Bonds(a)
	13,920	1.000		07/09/29	11,282
	437,664	0.750	(g)	07/09/30	337,220
Dominican Republic International Bonds(b)
	240,000	4.875		09/23/32	213,840
Ecuador Government International Bonds(b)
	34,036	0.000	(d)	07/31/30	18,635
	40,000	6.900	(g)	07/31/30	27,800
	46,400	5.000	(g)	07/31/40	23,710
Egypt Government International Bonds(b)
	200,000	8.875		05/29/50	159,690

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Mexico Government International Bonds(a)
$603,000	3.500%	02/12/34	$ 479,950
Morocco Government International Bonds(b)
310,000	3.000	12/15/32	252,622
National Bank of Uzbekistan
260,000	4.850	10/21/25	254,345
Republic of Uzbekistan International Bonds(b)
200,000	3.700	11/25/30	166,170
Turkiye Government International Bonds
200,000	6.125	10/24/28	199,214
200,000	7.625	04/26/29	207,312
250,000	7.125	07/17/32	247,970
200,000	6.500	09/20/33	189,812
Ukraine Government International Bonds(b)(g)
54,803	1.750	02/01/29	37,640
10,241	3.000	02/01/30	5,546
79,801	1.750	02/01/34	44,749
38,270	3.000	02/01/34	15,786
33,651	1.750	02/01/35	18,508
32,341	3.000	02/01/35	19,081
19,229	1.750	02/01/36	10,384
26,951	3.000	02/01/36	15,766

			3,109,782

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,075,554)			$ 4,398,170

Shares	Description	Value

Common Stocks(k) – 0.3%
Communications Equipment – 0.1%
4,216	Intelsat SA	$ 125,249

Ground Transportation – 0.0%
13,465	Hertz Global Holdings, Inc.	49,282

Media* – 0.1%
45,301	iHeartMedia, Inc. Class A	89,696

Oil, Gas & Consumable Fuels – 0.1%
3,279	Summit Midstream Corp.	123,881

TOTAL COMMON STOCKS (Cost $480,293)		$ 388,108

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 5.7%
U.S. Treasury Bonds
$260,000	4.750%	11/15/43	$ 256,872
U.S. Treasury Notes
2,950,000	0.750	01/31/28	2,650,851
3,200,000	0.625	05/15/30	2,626,750
800,000	3.750	05/31/30	774,500
1,160,000	3.750	06/30/30	1,122,391

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$500,000	4.375%	05/15/34	$ 492,656

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,090,601)			$ 7,924,020

Shares	Dividend Rate	Value

Investment Company(l) – 3.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,233,974	4.392%	$ 5,233,974
(Cost $5,233,974)

TOTAL INVESTMENTS – 111.1% (Cost $153,171,781)		$152,633,537

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.1)%		(15,269,899)

NET ASSETS – 100.0%		$137,363,638

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $17,541,804 which represents approximately 12.8% of net assets as of December 31, 2024.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Security is currently in default and/or non-income producing.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	4,175,048	EUR	3,848,946	01/16/25	$185,515

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	EUR	178,196	USD	187,628	01/16/25	$(2,923)

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	4.500%	TBA - 30yr	01/01/25	$(7,000,000)	$(6,578,905)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	01/01/25	(4,000,000)	(4,017,813)

(PROCEEDS RECEIVED: $(10,788,906))					$(10,596,718)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	31	03/20/25	$3,371,250	$5,888
2 Year U.S. Treasury Notes	103	03/31/25	21,177,766	6,642
5 Year U.S. Treasury Notes	128	03/31/25	13,607,000	(95,712)

Total				$(83,182)

Short position contracts:
20 Year U.S. Treasury Bonds	(4)	03/20/25	(455,375)	5,987
Ultra 10-Year U.S. Treasury Notes	(20)	03/20/25	(2,226,250)	38,749
Ultra Long U.S. Treasury Bonds	(20)	03/20/25	(2,378,125)	104,605

Total				$149,341

TOTAL FUTURES CONTRACTS				$66,159

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.396%(b)	03/19/25		$76,140	$8,133	$3,150	$4,983
2.750%(c)	12M CDOR(c)	03/19/27	CAD	190	(262)	(188)	(74)
2.750(d)	6M EURO(c)	03/19/28	EUR	520	(8,856)	(9,715)	859
2.750(d)	6M EURO(c)	03/19/29		80	(1,685)	(1,924)	239
2.750(d)	6M EURO(c)	03/19/30		800	(19,616)	(26,656)	7,040
2.750(d)	6M EURO(c)	03/19/32		660	(19,606)	(24,896)	5,290
2.750(d)	6M EURO(c)	03/19/35		410	(14,104)	(21,720)	7,616

TOTAL					$(55,996)	$(81,949)	$25,953

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made semi-annually.
(d)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	0.661%	06/20/25	$44	$964	$(163)	$1,127
CDX.NA.HY Index 43	5.000	3.128	12/20/29	1,250	97,710	103,762	(6,052)
CDX.NA.IG Index 41	1.000	0.386	12/20/28	4,990	113,675	70,407	43,268

TOTAL					$212,349	$174,006	$38,343

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
EURO	— Euro Offered Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$205,971,551	$—
Corporate Obligations	—	131,719,265	—
Asset-Backed Securities	—	52,132,588	—
U.S. Treasury Obligations	6,776,402	—	—
Bank Loans	—	3,591,251	—
Municipal Debt Obligations	—	3,501,123	—
Sovereign Debt Obligations	—	2,789,548	—
Investment Company	7,308,932	—	—

Total	$14,085,334	$399,705,326	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(36,948,066)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,161,227	$—
Futures Contracts(a)	17,573	—	—
Interest Rate Swap Contracts(a)	—	5,003,941	—
Credit Default Swap Contracts(a)	—	38,546	—
Purchased Option Contracts	—	7,081,469	—

Total	$17,573	$17,285,183	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(5,309,876)	$—
Futures Contracts(a)	(1,527,089)	—	—
Interest Rate Swap Contracts(a)	—	(1,643,119)	—
Credit Default Swap Contracts(a)	—	(5,461)	—
Written Option Contracts	—	(7,978,994)	—

Total	$(1,527,089)	$(14,937,450)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$1,066,282,379	$—
Corporate Obligations	—	635,034,660	—
U.S. Treasury Obligations	526,492,148	—	—
Asset-Backed Securities	—	251,608,617	—
Sovereign Debt Obligations	11,512,805	16,820,733	—
Agency Debentures	—	22,381,453	—
Municipal Debt Obligations	—	11,338,221	—
Investment Company	68,430,221	—	—

Total	$606,435,174	$2,003,466,063	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(226,122,506)	$—

Derivative Type

Assets
Futures Contracts(a)	$111,818	$—	$—
Interest Rate Swap Contracts(a)	—	10,854,420	—
Credit Default Swap Contracts(a)	—	2,157,665	—
Purchased Option Contracts	—	311,761	—

Total	$111,818	$13,323,846	$—

Liabilities
Futures Contracts(a)	$(5,946,854)	$—	$—
Interest Rate Swap Contracts(a)	—	(4,232,204)	—
Credit Default Swap Contracts(a)	—	(78,935)	—
Written Option Contracts	—	(1,182,059)	—

Total	$(5,946,854)	$(5,493,198)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$596,136,814	$—
Corporate Obligations	—	204,832,427	—
Asset-Backed Securities	—	159,992,489	—
Bank Loans	—	53,691,550	1,400,231
U.S. Treasury Obligations	36,467,320	—	—
Municipal Debt Obligations	—	7,715,871	—
Sovereign Debt Obligations	—	5,191,254	—
Common Stock and/or Other Equity Investments(b)
North America	1,251,609	—	—
Warrants	—	421,680	—
Investment Company	31,155,377	—	—

Total	$68,874,306	$1,027,982,085	$1,400,231

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(207,460,441)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$19,706,168	$—
Futures Contracts(a)	193,822	—	—
Interest Rate Swap Contracts(a)	—	32,755,125	—
Credit Default Swap Contracts(a)	—	979,344	—
Total Return Swap Contracts(a)	—	1,871,620	—
Purchased Option Contracts	—	35,045,930	—

Total	$193,822	$90,358,187	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(20,568,471)	$—
Futures Contracts(a)	(1,342,426)	—	—
Interest Rate Swap Contracts(a)	—	(11,541,589)	—
Credit Default Swap Contracts(a)	—	(119,970)	—
Written Option Contracts	—	(39,774,515)	—

Total	$(1,342,426)	$(72,004,545)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$249,597,949	$—
Corporate Obligations	—	214,057,091	—
Sovereign Debt Obligations	114,814,549	45,132,371	—
Asset-Backed Securities	—	91,999,419	—
U.S. Treasury Obligations	29,648,710	—	—
Exchange Traded Funds	301,414	—	—
Investment Company	3,414,821	—	—

Total	$148,179,494	$600,786,830	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(34,754,714)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$10,900,905	$—
Futures Contracts(a)	452,402	—	—
Interest Rate Swap Contracts(a)	—	9,055,690	—
Credit Default Swap Contracts(a)	—	576,914	—
Purchased Option Contracts	—	214,125	—

Total	$452,402	$20,747,634	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,922,536)	$—
Futures Contracts(a)	(2,347,342)	—	—
Interest Rate Swap Contracts(a)	—	(3,147,034)	—
Credit Default Swap Contracts(a)	—	(28,443)	—
Written Option Contracts	—	(798,020)	—

Total	$(2,347,342)	$(5,896,033)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$92,133,424	$—
Mortgage-Backed Obligations	—	24,872,784	—
Asset-Backed Securities	—	9,332,196	—
Bank Loans	—	8,119,998	230,863
U.S. Treasury Obligations	7,924,020	—	—
Sovereign Debt Obligations	—	4,398,170	—
Common Stock and/or Other Equity Investments(b)
Europe	—	125,249	—
North America	262,859	—	—
Investment Company	5,233,974	—	—

Total	$13,420,853	$138,981,821	$230,863

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,596,718)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$185,515	$—
Futures Contracts	161,871	—	—
Interest Rate Swap Contracts	—	26,027	—
Credit Default Swap Contracts	—	44,395	—

Total	$161,871	$255,937	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,923)	$—
Futures Contracts	(95,712)	—	—
Interest Rate Swap Contracts	—	(74)	—
Credit Default Swap Contracts	—	(6,052)	—

Total	$(95,712)	$(9,049)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — The Funds’ invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.